SEC. File Nos. 033-12447

811-05104

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

____________________

FORM N-1A

Registration Statement

Under

the Securities Act of 1933

Post-Effective Amendment No. 65

and

Registration Statement

Under

the Investment Company Act of 1940

Amendment No. 66

____________________

CAPITAL WORLD BOND FUND

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071-1406

(Address of Principal Executive Offices)

Registrant's telephone number, including area code:

(213) 486-9200

____________________

Steven I. Koszalka, Secretary

Capital World Bond Fund

333 South Hope Street

Los Angeles, California 90071-1406

(Name and Address of Agent for Service)

____________________

Copies to:

Lea Anne Copenhefer

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

(Counsel for the Registrant)

____________________

Approximate date of proposed public offering:

It is proposed that this filing become effective on October 30, 2020, pursuant to paragraph (b) of Rule 485.

Capital World Bond Fund® Prospectus October 30, 2020

Class	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1
	CWBFX	CWBCX	TWCWX	WBFFX	BFWFX	WFBFX	CCWAX	CCWCX	CCWEX	TWCBX	CCWFX
Class	529-F-2	529-F-3	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
	FCWBX	FWBCX	RCWAX	RCWBX	RCEBX	RCWCX	RCWEX	RCWHX	RCWFX	RCWGX

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Capital Group website (capitalgroup.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Investment objective The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 38 of the prospectus and on page 79 of the fund’s statement of additional information, and in the sales charge waiver appendix to this prospectus.

Shareholder fees (fees paid directly from your investment)
Share class:	A	529-A	C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	3.50%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	1.00[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%
Distribution and/or service (12b-1) fees	0.26	1.00	0.25	0.25	none	none	0.24
Other expenses[2]	0.26	0.26	0.25	0.24	0.19	0.07	0.30
Total annual fund operating expenses	0.95	1.69	0.93	0.92	0.62	0.50	0.97

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%
Distribution and/or service (12b-1) fees	1.00	0.50	0.25	0.25[2]	none	none	1.00
Other expenses	0.31[2]	0.20[2]	0.30[2]	0.30[2]	0.23[3]	0.12[3]	0.22[2]
Total annual fund operating expenses	1.74	1.13	0.98	0.98	0.66	0.55	1.65

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses[2]	0.42	0.29	0.22	0.17	0.21	0.11	0.06
Total annual fund operating expenses	1.60	1.32	1.15	0.85	0.64	0.54	0.49

1 A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

2 Restated to reflect current fees.

3 Based on estimated amounts for the current fiscal year.

Capital World Bond Fund / Prospectus     1

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$468	$272	$343	$94	$63	$51	$445	$277	$115	$347	$100	$67	$56	$168
3 years	666	533	539	293	199	160	648	548	359	554	312	211	176	520
5 years	881	918	752	509	346	280	868	944	622	778	542	368	307	897
10 years	1,498	1,801	1,364	1,131	774	628	1,498	1,574	1,375	1,421	1,201	822	689	1,955

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$163	$134	$117	$87	$65	$55	$50		1 year	$172	$177
3 years	505	418	365	271	205	173	157		3 years	533	548
5 years	871	723	633	471	357	302	274		5 years	918	944
10 years	1,900	1,590	1,398	1,049	798	677	616		10 years	1,801	1,574

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 163% of the average value of its portfolio.

Principal investment strategies Under normal market circumstances, the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The fund invests primarily in debt securities, including asset-backed and mortgage-backed securities and securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. The fund will invest substantially in securities of issuers domiciled in a number of countries outside the United States, and such investments may include securities of issuers domiciled in developing countries. Normally, the fund invests substantially in investment-grade bonds (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). The fund may also invest up to 25% of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.” The total return of the fund will be the result of interest income, changes in the market value of the fund’s investments and changes in the values of other currencies relative to the U.S. dollar.

The fund may invest in certain derivative instruments, such as forward currency contracts, futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a

2     Capital World Bond Fund / Prospectus

reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Capital World Bond Fund / Prospectus     3

A bond’s effective maturity is the market’s trading assessment of its maturity. A portfolio’s dollar-weighted average effective maturity is the weighted average of all effective maturities in the portfolio, where more weight is given to larger holdings. Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

4     Capital World Bond Fund / Prospectus

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities

Capital World Bond Fund / Prospectus     5

markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the securities of a small number of issuers, if it were to do so, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

6     Capital World Bond Fund / Prospectus

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Global Income Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. The Consumer Price Index provides a comparison of the fund’s results to inflation. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Investment results for Class 529-F-2 and Class 529-F-3 shares will be shown after these share classes have had annual returns for at least one calendar year. Class 529-F-2 and Class 529-F-3 shares will invest in the same securities as the other share classes of the fund but their results may vary from that of other share classes based on their respective fees and expenses. If expenses of the Class 529-F-2 and Class 529-F-3 are higher, then results would be lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Capital World Bond Fund / Prospectus     7

Average annual total returns For the periods ended December 31, 2019 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A − Before taxes	8/4/1987	3.62%	1.41%	2.26%	5.80%
− After taxes on distributions		2.73	0.82	1.38	N/A
− After taxes on distributions and sale of fund shares		2.19	0.84	1.41	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
C	3/15/2001	5.87%	1.39%	1.99%	4.71%
F-1	3/16/2001	7.68	2.20	2.65	5.10
F-2	8/1/2008	8.00	2.50	2.94	3.17
F-3	1/27/2017	8.12	N/A	N/A	4.68
529-A	2/15/2002	3.87	1.40	2.21	5.02
529-C	2/28/2002	5.81	1.34	2.17	4.99
529-E	5/16/2002	7.42	1.94	2.36	4.85
529-F-1	9/17/2002	7.90	2.35	2.80	5.10
R-1	6/28/2002	6.92	1.45	1.89	4.18
R-2	7/9/2002	6.93	1.46	1.88	4.19
R-2E	8/29/2014	7.30	1.88	N/A	1.10
R-3	7/16/2002	7.44	1.93	2.35	4.59
R-4	8/15/2002	7.81	2.25	2.69	5.07
R-5E	11/20/2015	7.98	N/A	N/A	3.90
R-5	5/15/2002	8.06	2.56	3.00	5.52
R-6	5/1/2009	8.14	2.62	3.05	4.06

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
Bloomberg Barclays Global Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	6.84%	2.31%	2.48%	N/A
Lipper Global Income Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	8.19	2.51	3.14	6.13%
Consumer Price Index	2.29	1.82	1.75	2.55
Class A annualized 30-day yield at June 30, 2020: 0.73% (For current yield information, please call American FundsLine® at (800) 325-3590.)

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

8     Capital World Bond Fund / Prospectus

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Thomas H. Høgh President	24 years	Partner – Capital Fixed Income Investors

Robert H. Neithart Senior Vice President	20 years	Partner – Capital Fixed Income Investors
Andrew A. Cormack Vice President	1 year	Vice President – Capital Fixed Income Investors

Purchase and sale of fund shares The minimum amount to establish an account for all share classes is normally $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account. For accounts with Class F-3 shares held and serviced by the fund’s transfer agent, the minimum investment amount is $1 million.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial professional or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at capitalgroup.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial professional to recommend the fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

Capital World Bond Fund / Prospectus     9

Investment objective, strategies and risks The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Under normal market circumstances, the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. This policy is subject to change only upon 60 days’ written notice to shareholders. The fund invests primarily in debt securities, including asset-backed and mortgage-backed securities and securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. The fund will invest substantially in securities of issuers domiciled in a number of countries outside the United States, and such investments may include securities of issuers domiciled in developing countries. Normally, the fund invests substantially in investment-grade bonds (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). The fund may also invest up to 25% of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.” The total return of the fund will be the result of interest income, changes in the market value of the fund’s investments and changes in the values of other currencies relative to the U.S. dollar. The fund may invest in debt securities of any maturity or duration.

The fund may invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

Among other derivative instrument types, the fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates, and in credit default swap indices, or CDSI, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event

10     Capital World Bond Fund / Prospectus

on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The fund may also enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in such currency. In addition, the fund may enter into forward currency contracts to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. A forward currency contract is an agreement to purchase or sell a specific currency at a future date at a fixed price.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with government officials, central banks and company executives. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries;

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overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

A bond’s effective maturity is the market’s trading assessment of its maturity. A portfolio’s dollar-weighted average effective maturity is the weighted average of all effective maturities in the portfolio, where more weight is given to larger holdings. Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

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Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be

Capital World Bond Fund / Prospectus     13

subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the securities of a small number of issuers, if it were to do so, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses,

14     Capital World Bond Fund / Prospectus

including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to the fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to

Capital World Bond Fund / Prospectus     15

another. Forward currency contracts may expose the fund to potential gains and losses in excess of the initial amount invested.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDSI, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. If the fund enters into a bilaterally negotiated swap transaction, the counterparty may fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDSI, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the

16     Capital World Bond Fund / Prospectus

credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes The investment results table in this prospectus shows how the fund’s average annual total returns compare with various broad measures of market results. The Bloomberg Barclays Global Aggregate Index represents the global investment-grade fixed income markets. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. This index was not in existence when Class A shares were first sold; therefore, lifetime results are not shown. The Lipper Global Income Funds Average is comprised of funds that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor, Bureau of Labor Statistics.

Fund results All fund results in this prospectus reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the periods presented.

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Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund to its investment adviser for the most recent fiscal year, as a percentage of average net assets, appears in the Annual Fund Operating Expenses table under “Fees and expenses of the fund.” Please see the statement of additional information for further details. A discussion regarding the basis for approval of the fund’s Investment Advisory and Service Agreement by the fund’s board of trustees is contained in the fund’s semi-annual report to shareholders for the fiscal period ended June 30, 2020.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital International Investors, Capital Research Global Investors and Capital World Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed income investment division in the future and engage it to provide day-to-day investment management of fixed income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The fund’s shareholders have approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

Portfolio holdings Portfolio holdings information for the fund is available on our website at capitalgroup.com. A description of the fund’s policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

18     Capital World Bond Fund / Prospectus

The Capital SystemSM Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed income investment division, serve on the Portfolio Strategy Group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes on a range of macroeconomic factors, including duration, yield curve and sector allocation. The investment decisions made by the fund’s portfolio managers are informed by the investment themes discussed by the group.

The table below shows the investment experience and role in management of the fund for each of the fund’s primary portfolio managers.

Portfolio manager	Investment experience	Experience in this fund	Role in management of the fund
Thomas H. Høgh	Investment professional for 33 years in total; 29 years with Capital Research and Management Company or affiliate	24 years (plus 2 years of prior experience as an investment analyst for the fund)	Serves as a fixed income portfolio manager

Robert H. Neithart	Investment professional for 33 years, all with Capital Research and Management Company or affiliate	20 years (plus 4 years of prior experience as an investment analyst for the fund)	Serves as a fixed income portfolio manager
Andrew A. Cormack	Investment professional for 16 years in total; Less than 1 year with Capital Research and Management Company or affiliate	1 year	Serves as a fixed income portfolio manager

Information regarding the portfolio managers’ compensation, their ownership of securities in the fund and other accounts they manage is in the statement of additional information.

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Certain privileges and/or services described on the following pages of this prospectus and in the statement of additional information may not be available to you, depending on your investment dealer or retirement plan recordkeeper. Please see your financial professional or retirement plan recordkeeper for more information.

Shareholder information

Shareholder services American Funds Service Company, the fund’s transfer agent, offers a wide range of services that you can use to alter your investment program should your needs or circumstances change. These services may be terminated or modified at any time upon 60 days’ written notice.

A more detailed description of policies and services is included in the fund’s statement of additional information and the owner’s guide sent to new American Funds shareholders entitled Welcome. Class 529 shareholders should also refer to the applicable program description for information on policies and services relating specifically to their account(s). These documents are available by writing to or calling American Funds Service Company.

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Unless otherwise noted or unless the context requires otherwise, references on the following pages to (i) Class A, C, T or F shares also refer to the corresponding Class 529-A, 529-C, 529-T or 529-F shares, (ii) Class F shares refer to Class F-1, F-2 and F-3 shares and (iii) Class R shares refer to Class R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6 shares.

Purchase, exchange and sale of shares The fund’s transfer agent, on behalf of the fund and American Funds Distributors,® the fund’s distributor, is required by law to obtain certain personal information from you or any other person(s) acting on your behalf in order to verify your or such person’s identity. If you do not provide the information, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially criminal activity, the fund and American Funds Distributors reserve the right to close your account or take such other action they deem reasonable or required by law.

When purchasing shares, you should designate the fund or funds in which you wish to invest. Subject to the exception below, if no fund is designated, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge, in the case of Class A or Class T shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares (or, if you are investing through a financial intermediary who offers only Class T shares, in Class T shares) of American Funds U.S. Government Money Market FundSM on the third business day after receipt of your investment.

If the amount of your cash investment is $10,000 or less, no fund is designated, and you made a cash investment (excluding exchanges) within the last 16 months, your money will be invested in the same proportion and in the same fund or funds and in the same class of shares in which your last cash investment was made.

Different procedures may apply to certain employer-sponsored arrangements, including, but not limited to, SEPs and SIMPLE IRAs.

Capital World Bond Fund / Prospectus     21

Valuing shares The net asset value of each share class of the fund is the value of a single share of that class. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. If the New York Stock Exchange makes a scheduled (e.g. the day after Thanksgiving) or an unscheduled close prior to 4 p.m. New York time, the net asset value of the fund will be determined at approximately the time the New York Stock Exchange closes on that day. If on such a day market quotations and prices from third-party pricing services are not based as of the time of the early close of the New York Stock Exchange but are as of a later time (up to approximately 4 p.m. New York time), for example because the market remains open after the close of the New York Stock Exchange, those later market quotations and prices will be used in determining the fund’s net asset value.

Equity securities are valued primarily on the basis of market quotations, and debt securities are valued primarily on the basis of prices from third-party pricing services. Futures contracts are valued primarily on the basis of settlement prices. The fund has adopted procedures for making fair value determinations if market quotations or prices from third-party pricing services, as applicable, are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the fund’s equity securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Similarly, fair value procedures may be employed if an issuer defaults on its debt securities and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values and, where applicable, to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because the fund may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the fund does not price its shares, the values of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge, in the case of Class A or Class T shares) or sold at the net asset value next determined after American Funds Service Company receives your request, provided that your request contains all information and legal documentation necessary to process the transaction. Orders in good order received after the New York Stock Exchange closes (scheduled or unscheduled) will be processed at the net asset value (plus any applicable sales charge) calculated on the following business day. A contingent deferred sales charge may apply at the time you sell certain Class A and C shares.

22     Capital World Bond Fund / Prospectus

Purchase of Class A and C shares You may generally open an account and purchase Class A and C shares by contacting any financial professional (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund’s shares. You may purchase additional shares in various ways, including through your financial professional and by mail, telephone, the Internet and bank wire.

Automatic conversion of Class C and Class 529-C shares Class C shares automatically convert to Class A shares in the month of the 8-year anniversary of the purchase date. Class 529-C shares automatically convert to Class 529-A shares, in the month of the 5-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that such automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this were to happen, you would have the option of converting your Class C shares to Class A shares or your Class 529-C shares to Class 529-A shares at the anniversary date described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you might face certain tax consequences as a result.

Purchase of Class F shares You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the fund’s distributor, through financial intermediaries that have been approved by, and that have special agreements with, the fund’s distributor to offer Class F shares to self-directed investment brokerage accounts that may charge a transaction fee, through certain registered investment advisors and through other intermediaries approved by the fund’s distributor. These intermediaries typically charge ongoing fees for services they provide. Intermediary fees are not paid by the fund and normally range from .75% to 1.50% of assets annually, depending on the services offered.

Class F-2, F-3, 529-F-2 and 529-F-3 shares may also be available on brokerage platforms of firms that have agreements with the fund’s distributor to offer such shares solely when acting as an agent for the investor. An investor transacting in Class F-2, F-3, 529-F-2 or 529-F-3 shares in these programs may be required to pay a commission and/or other forms of compensation to the broker. Shares of the fund are available in other share classes that have different fees and expenses.

In addition, upon approval by an officer of the fund’s investment adviser, Class F-3 shares (but not Class 529-F-3 shares) are available to institutional investors, which include, but are not limited to, charitable organizations, governmental institutions and corporations. For accounts held and serviced by the fund’s transfer agent the minimum investment amount is $1 million.

Purchase of Class 529 shares Class 529 shares may be purchased only through an account established with a 529 college savings plan managed by Capital Research and Management Company. You may open this type of account and purchase Class 529 shares by contacting any financial professional (who may impose transaction charges in addition to those described in this prospectus) authorized to sell such an account. You may purchase additional shares in various ways, including through your financial professional and by mail, telephone, the Internet and bank wire.

Class 529-E shares may be purchased only by employees participating through an eligible employer plan.

Capital World Bond Fund / Prospectus     23

Accounts holding Class 529 shares are subject to a $10 account setup fee and an annual $10 account maintenance fee. These fees are waived until further notice.

Investors residing in any state may purchase Class 529 shares through an account established with a 529 college savings plan managed by Capital Research and Management Company. Class 529-A, 529-C, 529-T and 529-F shares are structured similarly to the corresponding Class A, C, T and F shares.

Purchase of Class R shares Class R shares are generally available only to retirement plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, and to nonqualified deferred compensation plans and certain voluntary employee benefit association and post-retirement benefit plans. Class R shares also are generally available only to retirement plans for which plan level or omnibus accounts are held on the books of the fund. Class R-5E, R-5 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries. Class R-3 and Class R-5E shares are available through the American Funds SIMPLE IRA Plus Program and other similar programs. In addition, Class R-5 and R-6 shares are available for investment by other registered investment companies approved by the fund’s investment adviser or distributor. Except as otherwise provided in this prospectus, Class R shares are not available to retail nonretirement accounts; traditional and Roth individual retirement accounts (IRAs); Coverdell Education Savings Accounts; SEPs, SARSEPs and SIMPLE IRAs held in brokerage accounts; and 529 college savings plans. Class R-6 shares are available to employer-sponsored SEPs, SARSEPs and SIMPLE IRAs held in fee-based programs that are serviced through retirement plan recordkeepers.

Purchases by employer-sponsored retirement plans Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell these classes of the fund’s shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan’s administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the PlanPremier® or Recordkeeper Direct® recordkeeping programs. These programs are proprietary recordkeeping solutions for small retirement plans.

Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided that their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under “Sales charge reductions and waivers” in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

Employer-sponsored retirement plans that invested in American Funds Class A shares without any sales charge before April 1, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase American Funds Class A shares without any initial or contingent deferred sales charge.

24     Capital World Bond Fund / Prospectus

A 403(b) plan may not invest in American Funds Class A or C shares unless it was invested in Class A or C shares before January 1, 2009.

Purchase minimums and maximums Purchase minimums described in this prospectus may be waived in certain cases. Minimums are currently waived for purchases of Class F-2 and F-3 shares held under fee-based programs. In addition, the fund reserves the right to redeem the shares of any shareholder for their then current net asset value per share if the shareholder’s aggregate investment in the fund falls below the fund’s minimum initial investment amount. See the statement of additional information for details.

For accounts established with an automatic investment plan, the initial purchase minimum of $250 may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $250 within five months of account establishment.

The effective purchase maximums for Class 529-A, 529-C, 529-E, 529-T and 529-F shares will reflect the maximum applicable contribution limits under state law. See the applicable program description for more information.

The purchase maximum for Class C shares is $500,000 per transaction. In addition, if you have significant American Funds holdings, you may not be eligible to invest in Class C or 529-C shares. Specifically, you may not purchase Class C or 529-C shares if you are eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (that is, at net asset value). See “Sales charge reductions and waivers” in this prospectus and the statement of additional information for more details regarding sales charge discounts.

Capital World Bond Fund / Prospectus     25

Exchange Except for Class T shares or as otherwise described in this prospectus, you may exchange your shares for shares of the same class of other American Funds without a sales charge. Class A, C, T or F shares of any American Fund (other than American Funds U.S. Government Money Market Fund, as described below) may be exchanged for the corresponding 529 share class without a sales charge. Exchanges from Class A, C, T or F shares to the corresponding 529 share class, particularly in the case of Uniform Gifts to Minors Act or Uniform Transfers to Minors Act custodial accounts, may result in significant legal and tax consequences, as described in the applicable program description. Please consult your financial professional before making such an exchange.

Except as indicated above, Class T shares are not eligible for exchange privileges. Accordingly, an exchange of your Class T shares for Class T shares of any other American Funds will normally be subject to any applicable sales charges.

Exchanges of shares from American Funds U.S. Government Money Market Fund initially purchased without a sales charge to shares of another American Funds will be subject to the appropriate sales charge applicable to the other fund, unless the American Funds U.S. Government Money Market Fund shares were acquired by an exchange from a fund having a sales charge or by reinvestment or cross-reinvestment of dividends or capital gain distributions. For purposes of computing the contingent deferred sales charge on Class C shares, the length of time you have owned your shares will be measured from the first day of the month in which shares were purchased and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation.

See “Transactions by telephone, fax or the Internet” in the section “How to sell shares” of this prospectus for information regarding electronic exchanges.

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

26     Capital World Bond Fund / Prospectus

How to sell shares

You may sell (redeem) shares in any of the following ways:

Employer-sponsored retirement plans

Shares held in eligible retirement plans may be sold through the plan’s administrator or recordkeeper.

Through your dealer or financial advisor (certain charges may apply)

· Shares held for you in your dealer’s name must be sold through the dealer.

· Class F shares must be sold through intermediaries such as dealers or financial advisors.

Writing to American Funds Service Company

· Requests must be signed by the registered shareholder(s).

· A signature guarantee is required if the redemption is:

— more than $125,000;

— made payable to someone other than the registered shareholder(s); or

— sent to an address other than the address of record or to an address of record that has been changed within the previous 10 days.

· American Funds Service Company reserves the right to require signature guarantee(s) on any redemption.

· Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

Telephoning or faxing American Funds Service Company or using the Internet

· Redemptions by telephone, fax or the Internet (including American FundsLine and capitalgroup.com) are limited to $125,000 per American Funds shareholder each day.

· Checks must be made payable to the registered shareholder.

· Checks must be mailed to an address of record that has been used with the account for at least 10 days.

The fund typically expects to remit redemption proceeds one business day following receipt and acceptance of a redemption order, regardless of the method the fund uses to make such payment (e.g., check, wire or automated clearing house transfer). However, payment may take longer than one business day and may take up to seven days as generally permitted by the Investment Company Act of 1940, as amended (the “1940 Act”). Under the 1940 Act, the fund may be permitted to pay redemption proceeds beyond seven days under certain limited circumstances. In addition, if you recently purchased shares and subsequently request a redemption of those shares, the fund will pay the available redemption proceeds once a sufficient period of time has passed to reasonably ensure that checks or drafts, including certified or cashier’s checks, for the shares purchased have cleared (normally seven business days from the purchase date).

Under normal conditions, the fund typically expects to meet shareholder redemptions by monitoring the fund’s portfolio and redemption activities and by regularly holding a reserve of highly liquid assets, such as cash or cash equivalents. The fund may use additional methods to meet shareholder redemptions, if they become necessary. These methods may include, but are not limited to, the sale of portfolio assets, the use of

Capital World Bond Fund / Prospectus     27

overdraft protection afforded by the fund’s custodian bank, borrowing from a line of credit or from other funds advised by the investment adviser or its affiliates, and making payment with fund securities or other fund assets rather than in cash (as further discussed in the following paragraph).

Although payment of redemptions normally will be in cash, the fund’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of trustees. On the same redemption date, some shareholders may be paid in whole or in part in securities (which may differ among those shareholders), while other shareholders may be paid entirely in cash. In general, in-kind redemptions to affiliated shareholders will as closely as practicable represent the affiliated shareholder’s pro rata share of the fund’s securities, subject to certain exceptions. Securities distributed in-kind to unaffiliated shareholders will be selected by the investment adviser in a manner the investment adviser deems to be fair and reasonable to the fund’s shareholders. The disposal of the securities received in-kind may be subject to brokerage costs and, until sold, such securities remain subject to market risk and liquidity risk, including the risk that such securities are or become difficult to sell. If the fund pays your redemption with illiquid or less liquid securities, you will bear the risk of not being able to sell such securities.

Transactions by telephone, fax or the Internet Generally, you are automatically eligible to redeem or exchange shares by telephone, fax or the Internet, unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided that American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service Company and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

28     Capital World Bond Fund / Prospectus

Frequent trading of fund shares The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts and to comply with applicable laws.

Under the fund’s frequent trading policy, certain trading activity will not be treated as frequent trading, such as:

· transactions in Class 529 shares;

· purchases and redemptions by investment companies managed or sponsored by the fund’s investment adviser or its affiliates, including reallocations and transactions allowing the investment company to meet its redemptions and purchases;

· retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;

· purchase transactions involving in-kind transfers of shares of the fund, rollovers, Roth IRA conversions and IRA recharacterizations, if the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions; and

· systematic redemptions and purchases, if the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary’s procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

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If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that the intermediary has taken appropriate action, American Funds Service Company may terminate the intermediary’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the fund’s surveillance procedures described above, all transactions in fund shares remain subject to the right of the fund, American Funds Distributors and American Funds Service Company to restrict potentially abusive trading generally, including the types of transactions described above that will not be prevented. See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in American Funds.

30     Capital World Bond Fund / Prospectus

Distributions and taxes

Dividends and distributions The fund intends to distribute dividends to you quarterly. Since the fund’s distribution of net investment income may exceed its earnings and profits for tax purposes, a portion of the distribution may be classified as a return of capital.

Capital gains, if any, are usually distributed in December and June. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Dividends and capital gain distributions for 529 share classes and retirement plan shareholders will be reinvested automatically.

Taxes on dividends and distributions For federal tax purposes, dividends and distributions of short-term capital gains are taxable as ordinary income. If you are an individual and meet certain holding period requirements with respect to your fund shares, you may be eligible for reduced tax rates on “qualified dividend income,” if any, distributed by the fund to you. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains. Returns of capital distributions decrease your cost basis and are not taxable until your cost basis has been reduced to zero. If your cost base is zero, return of capital distributions are treated as capital gains. Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Dividends and capital gain distributions that are automatically reinvested in a tax-favored retirement or education savings account do not result in federal or state income tax at the time of reinvestment.

Taxes on transactions Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

Exchanges within a tax-favored retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

Shareholder fees Fees borne directly by the fund normally have the effect of reducing a shareholder’s taxable income on distributions.

Please see your tax advisor for more information. Holders of Class 529 shares should refer to the applicable program description for more information regarding the tax consequences of selling Class 529 shares.

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Choosing a share class The fund offers different classes of shares through this prospectus. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

Each share class represents an investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. For example, while Class F-1 shares are subject to 12b-1 fees and subtransfer agency fees payable to third-party service providers, Class F-2 shares are subject only to subtransfer agency fees payable to third-party service providers (and not 12b-1 fees) and Class F-3 shares are not subject to any such additional fees. The different fee structures allow the investor to choose how to pay for advisory platform expenses. Class R shares offer different levels of 12b-1 and recordkeeping fees so that a plan can choose the class that best meets the cost associated with obtaining investment related services and participant level recordkeeping for the plan. When you purchase shares of the fund for an individual-type account, you should choose a share class. If none is chosen, your investment will be made in Class A shares or, in the case of a 529 plan investment, Class 529-A shares (or, if you are investing through a financial intermediary who offers only Class T and 529-T shares, your investment will be made in Class T or Class 529-T shares, as applicable).

Factors you should consider when choosing a class of shares include:

· how long you expect to own the shares;

· how much you intend to invest;

· total expenses associated with owning shares of each class;

· whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A or Class T or 529-T shares may be a less expensive option over time, particularly if you qualify for a sales charge reduction or waiver);

· whether you want or need the flexibility to effect exchanges among American Funds without the imposition of a sales charge (for example, while Class A shares offer such exchange privileges, Class T shares do not);

· whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class 529-C shares to cover higher education expenses); and

· availability of share classes:

— Class C shares are not available to retirement plans that do not currently invest in such shares and that are eligible to invest in Class R shares, including retirement plans established under Internal Revenue Code Sections 401(a) (including 401(k) plans), 403(b) or 457;

— Class F and 529-F shares are available, as applicable, (i) to fee-based programs of investment dealers that have special agreements with the fund’s distributor, (ii) to financial intermediaries that have been approved by, and that have special agreements with, the fund’s distributor to offer Class F and 529-F shares to self-directed investment brokerage accounts that may charge a transaction fee, (iii) to certain registered investment advisors and (iv) to other intermediaries approved by the fund’s distributor;

— Class F-3 shares (but not Class 529-F-3 shares) are also available to institutional investors, which include, but are not limited to, charitable organizations,

32     Capital World Bond Fund / Prospectus

governmental institutions and corporations. For accounts held and serviced by the fund’s transfer agent the minimum investment amount is $1 million; and

— Class R shares are available (i) to retirement plans established under Internal Revenue Code Sections 401(a) (including 401(k) plans), 403(b) or 457, (ii) to nonqualified deferred compensation plans and certain voluntary employee benefit association and post-retirement benefit plans, (iii) to certain institutional investors (including, but not limited to, certain charitable organizations), (iv) to certain registered investment companies approved by the fund’s investment adviser or distributor and (v) to other institutional-type accounts.

Each investor’s financial considerations are different. You should speak with your financial professional to help you decide which share class is best for you.

Sales charges

Class A and 529-A shares The initial sales charge you pay each time you buy Class A or 529-A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The “offering price,” the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

Class A shares

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested	Dealer commission as a percentage of offering price
Less than $100,000	3.75%	3.90%	3.00%
$100,000 but less than $250,000	3.50	3.63	2.75
$250,000 but less than $500,000	2.50	2.56	2.00
$500,000 but less than $750,000	2.00	2.04	1.60
$750,000 but less than $1 million	1.50	1.52	1.20
$1 million or more and certain other investments described below	none	none	see below

Class 529-A shares

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested	Dealer commission as a percentage of offering price
Less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50	2.56	2.00
$500,000 but less than $750,000	2.00	2.04	1.60
$750,000 but less than $1 million	1.50	1.52	1.20
$1 million or more and certain other investments described below	none	none	see below

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due

Capital World Bond Fund / Prospectus     33

to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A or 529-A shares may be higher or lower than the 1% charge described below due to rounding.

Except as provided below, investments in Class A shares of $1 million or more will be subject to a 1% contingent deferred sales charge if the shares are sold within 18 months of purchase. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

Class A share purchases not subject to sales charges The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

· investments made by accounts that are part of qualified fee-based programs that purchased Class A shares before the discontinuation of the relevant investment dealer’s load-waived Class A share program with American Funds and that continue to be held through fee-based programs;

· rollover investments from retirement plans to IRAs that are described in the “Rollovers from retirement plans to IRAs” section of this prospectus; and

· investments made by accounts held at American Funds Service Company that are no longer associated with a financial professional may invest in Class A shares without a sales charge. This includes retirement plans investing in Class A shares, where the plan is no longer associated with a financial professional. SIMPLE IRAs and 403(b) custodial accounts that are aggregated at the plan level for Class A sales charge purposes are not eligible to invest without a sales charge under this policy.

The distributor may pay dealers a commission of up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see “Plans of distribution” in this prospectus).

A transfer from the Virginia Prepaid Education ProgramSM or the Virginia Education Savings TrustSM to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer. Investment dealers will be compensated solely with an annual service fee that begins to accrue immediately.

If requested, American Funds Class A shares will be sold at net asset value to:

(1) currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (collectively, “Eligible Persons”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of dealers who have sales agreements with American Funds Distributors (or who clear transactions

34     Capital World Bond Fund / Prospectus

through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

(2) the supervised persons of currently registered investment advisory firms (“RIAs”) and assistants directly employed by such RIAs, retired supervised persons of RIAs with respect to accounts established while a supervised person (collectively, “Eligible Persons”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

(3) insurance company separate accounts;

(4) accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(5) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;

(6) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.;

(7) full-time employees of banks that have sales agreements with American Funds Distributors who are solely dedicated to directly supporting the sale of mutual funds; and

(8) current or former clients of Capital Group Private Client Services and their family members who purchase their shares through Capital Group Private Client Services or American Funds Service Company.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account. Depending on the financial intermediary holding your account, these privileges may be unavailable. Investors should consult their financial intermediary for further information.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of The Capital Group Companies, Inc. and its affiliates. Please see the statement of additional information for further details.

Class C shares Class C shares are sold without any initial sales charge. American Funds Distributors pays 1% of the amount invested to dealers who sell Class C shares. A contingent deferred sales charge of 1% applies if Class C shares are sold within one year of purchase. The contingent deferred sales charge is eliminated one year after purchase.

Any contingent deferred sales charge paid by you on sales of Class C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

Capital World Bond Fund / Prospectus     35

Class T shares The initial sales charge you pay each time you buy Class T shares differs depending upon the amount you invest and may be reduced for larger purchases as indicated below. The “offering price,” the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested
Less than $250,000	2.50%	2.56%
$250,000 but less than $500,000	2.00	2.04
$500,000 but less than $1 million	1.50	1.52
$1 million or more	1.00	1.01

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.

36     Capital World Bond Fund / Prospectus

Class 529-E and Class F shares Class 529-E and Class F shares (including Class 529-F shares) are sold without any initial or contingent deferred sales charge.

Class R shares Class R shares are sold without any initial or contingent deferred sales charge. The distributor will pay dealers annually asset-based compensation of up to 1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .60% for Class R-2E shares, up to .50% for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid from fund assets on sales of Class R-5E, R-5 or R-6 shares. The fund may reimburse the distributor for these payments through its plans of distribution.

See “Plans of distribution” in this prospectus for ongoing compensation paid to your financial professional for all share classes.

Contingent deferred sales charges Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See “Contingent deferred sales charge waivers” in the “Sales charge reductions and waivers” section of this prospectus. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

Capital World Bond Fund / Prospectus     37

Sales charge reductions and waivers To receive a reduction in your Class A initial sales charge, you must let your financial professional or American Funds Service Company know at the time you purchase shares that you qualify for such a reduction. If you do not let your financial professional or American Funds Service Company know that you are eligible for a reduction, you may not receive the sales charge discount to which you are otherwise entitled. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your financial professional or American Funds Service Company with information and records (including account statements) of all relevant accounts invested in American Funds. You may need to invest directly through American Funds Service Company in order to receive the sales charge waivers described in this prospectus. Investors should consult their financial intermediary for further information. Certain financial intermediaries that distribute shares of American Funds may impose different sales charge waivers than those described in this prospectus. Such variations in sales charge waivers are described in an appendix to this prospectus titled “Sales charge waivers.” Note that such sales charge waivers and discounts offered through a particular intermediary, as set forth in the appendix to this prospectus, are implemented and administered solely by that intermediary. Please contact the applicable intermediary to ensure that you understand the steps you must take in order to qualify for any available waivers or discounts.

In addition to the information in this prospectus, you may obtain more information about share classes, sales charges and sales charge reductions and waivers through a link on the home page of our website at capitalgroup.com, from the statement of additional information or from your financial professional.

Reducing your Class A initial sales charge Consistent with the policies described in this prospectus, you and your “immediate family” (your spouse — or equivalent, if recognized under local law, your children under the age of 21 or disabled adult dependents covered by ABLE accounts) may combine all of your American Funds investments to reduce Class A sales charges. In addition, two or more retirement plans of an employer or an employer’s affiliates may combine all of their American Funds investments to reduce Class A sales charges. However, for this purpose, investments representing direct purchases of American Funds U.S. Government Money Market Fund Class A shares are excluded. Following are different ways that you may qualify for a reduced Class A sales charge:

Aggregating accounts To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

· individual-type employee benefit plans, such as an IRA, single-participant Keogh-type plan, or a participant account of a 403(b) plan that is treated as an individual-type plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Rollovers from retirement plans to IRAs” below);

· SEP plans and SIMPLE IRA plans established after November 15, 2004, by an employer adopting any plan document other than a prototype plan produced by American Funds Distributors;

· business accounts solely controlled by you or your immediate family (for example, you own the entire business);

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· trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor’s death the trust account may be aggregated with such beneficiary’s own accounts; for trusts with multiple primary beneficiaries, upon the trustor’s death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary; each primary beneficiary’s separate trust account may then be aggregated with such beneficiary’s own accounts);

· endowments or foundations established and controlled by you or your immediate family; or

· 529 accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

· for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

· made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

· for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

· for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;

· for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Rollovers from retirement plans to IRAs” below), or made for participant accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act; or

· for a SEP or SIMPLE IRA plan established after November 15, 2004, by an employer adopting a prototype plan produced by American Funds Distributors.

Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

Joint accounts may be aggregated with other accounts belonging to the primary owner and/or his or her immediate family. The primary owner of a joint account is the individual responsible for taxes on the account.

Investments made through employer-sponsored retirement plan accounts will not be aggregated with individual-type accounts.

Concurrent purchases You may reduce your Class A sales charge by combining simultaneous purchases (including, upon your request, purchases for gifts) of all classes of shares in American Funds. Shares of American Funds U.S. Government Money Market Fund purchased through an exchange, reinvestment or cross-

Capital World Bond Fund / Prospectus     39

reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds U.S. Government Money Market Fund Class A shares are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

Rights of accumulation Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of American Funds to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds U.S. Government Money Market Fund Class A shares are excluded. Subject to your investment dealer’s or recordkeeper’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the “market value”) as of the day prior to your American Funds investment or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the “cost value”). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

The value of all of your holdings in accounts established in calendar year 2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial professional or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your American Funds investment) of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

You may not purchase Class C or 529-C shares if such combined holdings cause you to be eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (i.e., at net asset value).

If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and applicable American Legacy accounts.

You should retain any records necessary to substantiate the historical amounts you have invested.

Statement of intention You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention is a nonbinding commitment that allows you to combine all purchases of all American Funds share classes (excluding

40     Capital World Bond Fund / Prospectus

American Funds U.S. Government Money Market Fund) that you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. Your accumulated holdings (as described and calculated under “Rights of accumulation” above) eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction. Employer-sponsored retirement plans are restricted from establishing statements of intention. See the discussion regarding employer-sponsored retirement plans under “Purchase, exchange and sale of shares” in this prospectus for more information.

The statement of intention period starts on the date on which your first purchase made toward satisfying the statement of intention is processed. Your accumulated holdings (as described above under “Rights of accumulation”) eligible to be aggregated as of the day immediately before the start of the statement of intention period may be credited toward satisfying the statement of intention.

You may revise the commitment you have made in your statement of intention upward at any time during the statement of intention period. If your prior commitment has not been met by the time of the revision, the statement of intention period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised statement of intention. If your prior commitment has been met by the time of the revision, your original statement of intention will be considered met and a new statement of intention will be established.

The statement of intention will be considered completed if the shareholder dies within the 13-month statement of intention period. Commissions to dealers will not be adjusted or paid on the difference between the statement of intention amount and the amount actually invested before the shareholder’s death.

When a shareholder elects to use a statement of intention, shares equal to 5% of the dollar amount specified in the statement of intention may be held in escrow in the shareholder’s account out of the initial purchase (or subsequent purchases, if necessary) by American Funds Service Company. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder’s account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified statement of intention period the investments made during the statement period will be adjusted to reflect the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder’s account at the time a purchase was made during the statement period will receive a corresponding commission adjustment if appropriate.

In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a statement of intention.

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Shareholders purchasing shares at a reduced sales charge under a statement of intention indicate their acceptance of these terms and those in the prospectus with their first purchase.

Reducing your Class T initial sales charge Consistent with the policies described in this prospectus, the initial sales charge you pay each time you buy Class T shares may differ depending upon the amount you invest and may be reduced for larger purchases. Additionally, Class T shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge. Sales charges on Class T shares are applied on a transaction-by-transaction basis, and, accordingly, Class T shares are not eligible for any other sales charge waivers or reductions, including through the aggregation of Class T shares concurrently purchased by other related accounts or in other American Funds. The sales charge applicable to Class T shares may not be reduced by establishing a statement of intention, and rights of accumulation are not available for Class T shares.

Right of reinvestment If you notify American Funds Service Company prior to the time of reinvestment, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds, provided that the reinvestment occurs within 90 days after the date of the redemption, dividend payment or distribution and is made into the same account from which you redeemed the shares or received the dividend payment or distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account and the reinvestment is made within 90 days after the date of redemption, dividend payment or distribution.

Proceeds from a redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption, dividend payment or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds U.S. Government Money Market Fund that are reinvested in other American Funds will be subject to a sales charge.

Proceeds will be reinvested at the next calculated net asset value after your request is received by American Funds Service Company, provided that your request contains all information and legal documentation necessary to process the transaction. For purposes of this “right of reinvestment policy,” automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. This paragraph does not apply to certain rollover investments as described under “Rollovers from retirement plans to IRAs” in this prospectus. Depending on the financial intermediary holding your account, your reinvestment privileges may be unavailable or differ from those described in this prospectus. Investors should consult their financial intermediary for further information.

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Contingent deferred sales charge waivers The contingent deferred sales charge on Class A and C shares will be waived in the following cases:

· permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

· tax-free returns of excess contributions to IRAs;

· redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

· in the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies American Funds Service Company of the other joint tenant’s death and removes the decedent’s name from the account, may redeem shares from the account without incurring a contingent deferred sales charge; however, redemptions made after American Funds Service Company is notified of the death of a joint tenant will be subject to a contingent deferred sales charge;

· for 529 share classes only, redemptions due to a beneficiary’s death, postpurchase disability or receipt of a scholarship (to the extent of the scholarship award);

· redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary, but only if such termination is specifically provided for in the trust document; and

· the following types of transactions, if they do not exceed 12% of the value of an account annually:

— required minimum distributions taken from retirement accounts in accordance with IRS regulations; and

— redemptions through an automatic withdrawal plan (“AWP”) (see “Automatic withdrawals” under “Shareholder account services and privileges” in the statement of additional information). For each AWP payment, assets that are not subject to a contingent deferred sales charge, such as shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a contingent deferred sales charge to cover a particular AWP payment, shares subject to the lowest contingent deferred sales charge will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made. Shareholders who establish an AWP should be aware that the amount of a payment not subject to a contingent deferred sales charge may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

For purposes of this paragraph, “account” means your investment in the applicable class of shares of the particular fund from which you are making the redemption.

The contingent deferred sales charge on American Funds Class A shares may be waived in cases where the fund’s transfer agent determines the benefit to the fund of collecting the contingent deferred sales charge would be outweighed by the cost of applying it.

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Contingent deferred sales charge waivers are allowed only in the cases listed here and in the statement of additional information. For example, contingent deferred sales charge waivers will not be allowed on redemptions of Class 529-C shares due to termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or elimination of the fund by Virginia529 as an option for additional investment within CollegeAmerica.

To have your Class A or C contingent deferred sales charge waived, you must inform your financial professional or American Funds Service Company at the time you redeem shares that you qualify for such a waiver.

Other sales charge waivers Purchases of Class A and 529-A shares through a self-clearing broker-dealer firm generally incur a sales charge. However, self-clearing broker-dealer firms may (i) offer 529-A shares purchased through a rollover from another 529 plan at net asset value (“529 rollover”), (ii) invest a recontribution of a refunded qualified education expense in 529-A shares without a sales charge (“refunded 529 expense”) or (iii) extend the 90 day right of reinvestment to allow reinvestment in Class A shares without a sales charge in cases where fund shareholders request reinvestment of a required minimum distribution from an Individual Retirement Account if such requirement is waived by regulation or legislation (“waived RMD reinvestment”), provided that the self-clearing broker-dealer firm has specific language in this prospectus to such effect. If a self-clearing firm does not have their own policies listed in the prospectus, 529 rollovers, refunded 529 expenses and waived RMD reinvestments are not available without a sales charge. Firm specific language is located in the Appendix to the prospectus. A self-clearing broker-dealer firm is a firm that holds some or all of the assets in your account, executes trades for the assets held on its platform internally rather than through the fund’s transfer agent or a third-party clearing firm and provides account statements and tax reporting to you. The largest broker-dealer firms are typically self-clearing. For all other broker-dealer firms shares purchased through a 529 rollover, refunded 529 expense or a waived RMD reinvestment are available at net asset value.

For accounts held with the fund’s transfer agent, purchases of shares through 529 rollovers, refunded 529 expenses and waived RMD reinvestments are not subject to sales charges. If you have any questions, ask your financial professional whether Class A or 529-A shares purchased through these policies are available without a sales charge.

Recontributions or waived RMD investments distributed from Class 529-C or Class C shares will be reinvested in the same share class from which the distribution was made. In addition, any contingent deferred sales change paid on Class 529-A/Class A and Class 529-C/Class C share distributions under these policies will be credited to your account when reinvested.

Waivers of all or a portion of the contingent deferred sales charge on Class C and 529-C shares and the sales charge on Class A and 529-A shares will be granted for transactions requested by financial intermediaries as a result of (i) pending or anticipated regulatory matters that require investor accounts to be moved to a different share class or (ii) conversions of IRAs from brokerage to advisory accounts investing in Class F shares in cases where new investments in brokerage IRA accounts have been restricted by the intermediary.

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Rollovers from retirement plans to IRAs Assets from retirement plans may be invested in Class A, C or F shares through an IRA rollover, subject to the other provisions of this prospectus. Class C shares are not available if the assets are being rolled over from investments held in American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs.

Rollovers to IRAs from retirement plans that are rolled into Class A shares will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

· rollovers to Capital Bank and Trust CompanySM IRAs if the assets were invested in any fund managed by the investment adviser or its affiliates at the time of distribution;

· rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

· rollovers to Capital Bank and Trust Company IRAs from investments held in American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge, and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. All other rollovers invested in Class A shares, as well as future contributions to the IRA, will be subject to sales charges and to the terms and conditions generally applicable to Class A share investments as described in this prospectus and in the statement of additional information.

Purchases by SEP plans and SIMPLE IRA plans Participant accounts in a Simplified Employee Pension (SEP) plan or a Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE IRA) will be aggregated at the plan level for Class A sales charge purposes if an employer adopts a prototype plan produced by American Funds Distributors or (a) the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal or the contributions are identified as related to the same plan; (b) each transmittal is accompanied by checks or wire transfers and generally must be submitted through the transfer agent’s automated contribution system if held on the fund’s books; and (c) if the fund is expected to carry separate accounts in the name of each plan participant and (i) the employer or plan sponsor notifies the funds’ transfer agent or the intermediary holding the account that the separate accounts of all plan participants should be linked and (ii) all new participant accounts are established by submitting the appropriate documentation on behalf of each new participant. Participant accounts in a SEP or SIMPLE plan that are eligible to aggregate their assets at the plan level may not also aggregate the assets with their individual accounts.

Purchases by certain 403(b) plans A 403(b) plan may not invest in American Funds Class A or C shares unless such plan was invested in Class A or C shares before January 1, 2009.

Participant accounts of a 403(b) plan that invested in American Funds Class A or C shares and were treated as an individual-type plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an individual-type plan for sales charge purposes. Participant accounts of a 403(b) plan that invested in American Funds Class A or C shares and were treated as an employer-sponsored plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an employer-

Capital World Bond Fund / Prospectus     45

sponsored plan for sales charge purposes. Participant accounts of a 403(b) plan that was established on or after January 1, 2009, are treated as accounts of an employer-sponsored plan for sales charge purposes.

Moving between accounts American Funds investments by certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include:

· redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

· required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

· death distributions paid to a beneficiary’s account that are used by the beneficiary to purchase fund shares in a different account.

These privileges are generally available only if your account is held directly with the fund’s transfer agent or if the financial intermediary holding your account has the systems, policies and procedures to support providing the privileges on its systems. Investors should consult their financial intermediary for further information.

Plans of distribution The fund has plans of distribution, or “12b-1 plans,” for certain share classes under which it may finance activities intended primarily to sell shares, provided that the categories of expenses are approved in advance by the fund’s board of trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of:

Up to:	Share class(es)
0.30%	Class A shares
0.50%	Class T, F-1, 529-A, 529-T, 529-F-1 and R-4 shares
0.75%	Class 529-E and R-3 shares
0.85%	Class R-2E shares
1.00%	Class C, 529-C, R-1 and R-2 shares

For all share classes indicated above, up to .25% may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class, if any, may be used for distribution expenses.

The 12b-1 fees paid by each applicable share class of the fund, as a percentage of average net assets for the most recent fiscal year, are indicated in the Annual Fund Operating Expenses table under “Fees and expenses of the fund” in this prospectus. Since these fees are paid out of the fund’s assets on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return on your investment. The higher fees for Class C shares may cost you more over time than paying the initial sales charge for Class A or T shares.

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Other compensation to dealers American Funds Distributors, at its expense, provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to no more than the top 60 dealers (or their affiliates) with which it has a substantive distribution relationship involving the sale of American Funds. The amount will be determined using a formula applied consistently to dealers based on their assets under management. The level of payments made to a qualifying firm under the formula will not exceed .035% of eligible American Funds assets attributable to that dealer. Eligible assets are all American Funds assets other than Class R shares, Class F-3 shares, Class F shares held in IRAs and shares held in certain retirement accounts. Dealers may direct American Funds Distributors to exclude additional assets. In addition to the asset-based payment, American Funds Distributors provides $5 million to certain firms based on their engagement with American Funds Distributors and the level of American Funds assets under management at each such firm to recognize the commitment each of those firms has made to collaborating with American Funds Distributors on achieving advisor training and education objectives. In 2019, American Funds Distributors paid this amount to the following firms:

Edward Jones	Morgan Stanley Wealth Management
LPL Financial LLC	Raymond James Group
Merrill Lynch, Pierce, Fenner & Smith	Wells Fargo Advisors

American Funds Distributors compensates the firms to support various efforts, including, among other things, to:

· help defray the costs incurred by qualifying dealers in connection with efforts to educate financial professionals about American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs;

· help defray the costs associated with the dealer firms’ provision of account related services and activities and support the dealer firms’ distribution activities; and

· support meetings, conferences or other training and educational events hosted by the firm, and obtain relevant data regarding financial professional activities to facilitate American Funds Distributors’ training and education activities.

American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. Firms receiving additional compensation payments must sign a letter acknowledging the purpose of the payment and generally requiring the firms to (1) perform the due diligence necessary to include American Funds on their platform, (2) not provide financial professionals, branch managers or associated persons with any financial incentives to promote the sales of one approved fund group over another approved group, (3) provide opportunities for their clients to obtain individualized advice, (4) provide American Funds Distributors broad access to their financial professionals and product platforms and work together on mutual business objectives, and (5) work with the fund’s transfer agent to promote operational efficiencies and to facilitate necessary communication between American Funds and the firm’s clients who own shares of American Funds.

Separately, American Funds Distributors has identified certain firms that provide a self-directed platform for the public as well as clearing, custody and recordkeeping services for certain other intermediaries. In lieu of the formula described above, these firms receive up to .018% of assets under administration (excluding assets where the firm acts

Capital World Bond Fund / Prospectus     47

as a fiduciary and Class R shares). Firms may direct American Funds Distributors to exclude additional assets.

In addition to compensation through the formulas described above, American Funds Distributors provides compensation for, among other things, data (including fees to obtain information on financial professionals to better tailor training and education opportunities), account-related services, and operational improvements. American Funds Distributors estimates that in 2019 for the firms listed below, the compensation for such information and services was approximately:

Charles Schwab & Co. Inc.	$3,600,000
Commonwealth Financial Network	$50,000
Fidelity Investments	$3,200,000
LPL Financial LLC	$1,100,000
Morgan Stanley Wealth Management	$3,600,000
Northwestern Mutual Investment Services LLC	$75,000
PNC Network	$50,000
UBS Financial Services Inc.	$300,000
Wells Fargo Advisors	$450,000

American Funds Distributors also pays expenses associated with meetings and other training and educational opportunities conducted by selling dealers, advisory platform providers and other intermediaries to facilitate educating financial professionals and shareholders about American Funds.

American Funds Distributors pays the recordkeepers listed below up to $1 million annually for product services, platform consideration, participation at recordkeeper-sponsored events and co-branding and other marketing services. The amount of the payment is based on the level of services and the access provided by the recordkeeper.

Empower (Great West Life & Annuity Insurance Company)	John Hancock

If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives to investment dealers in differing amounts, dealer firms and their financial professionals may have financial incentives for recommending a particular mutual fund over other mutual funds or investments, creating a potential conflict of interest. You should consult with your financial professional and review carefully any disclosure by your financial professional’s firm as to compensation received.

Fund expenses Note that, unless otherwise stated, references to Class A, C, T and F shares in this “Fund expenses” section do not include the corresponding Class 529 shares.

In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses table under “Fees and expenses of the fund” in this prospectus.

For all share classes, “Other expenses” items in the Annual Fund Operating Expenses table in this prospectus include fees for administrative services provided by the fund’s investment adviser and its affiliates. Administrative services are provided by the investment adviser and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on

48     Capital World Bond Fund / Prospectus

the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The Administrative Services Agreement between the fund and the investment adviser provides the fund the ability to charge an administrative services fee of .05% for all share classes. The fund’s investment adviser receives an administrative services fee at the annual rate of .03% of the average daily net assets of the fund attributable to Class A, C, T, F, R and 529 shares (which could be increased as noted above) for its provision of administrative services.

The “Other expenses” items in the Annual Fund Operating Expenses table also include custodial, legal and transfer agent (and, if applicable, subtransfer agent/recordkeeping) payments and various other expenses applicable to all share classes.

Subtransfer agency and recordkeeping fees Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund’s investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services varies depending on the share class and services provided, and typically ranges from $3 to $18 per account. Although Class F-3 and Class 529-F-3 shares are not subject to any subtransfer agency or recordkeeping fees, Class F-1 and F-2 shares (and the corresponding Class 529 shares) are subject to subtransfer agency fees of up to .12% of fund assets.

For employer-sponsored retirement plans, the amount paid for subtransfer agent/ recordkeeping services varies depending on the share class selected. The table below shows the maximum payments to entities providing these services to retirement plans.

Payments
Class A	0.05% of assets or $12 per participant position*
Class R-1	0.10% of assets
Class R-2	0.35% of assets
Class R-2E	0.20% of assets
Class R-3	0.15% of assets
Class R-4	0.10% of assets
Class R-5E	0.15% of assets
Class R-5	0.05% of assets
Class R-6	none

* Payment amount depends on the date services commenced.

Fee to Virginia529 For Class 529 shares, an expense of up to a maximum of .09% paid to a state or states for oversight and administrative services is included as an “Other expenses” item.

Capital World Bond Fund / Prospectus     49

Financial highlights The Financial Highlights table is intended to help you understand the fund’s results for the two fiscal years ended September 30, 2016, the three months ended December 31, 2016 and the three fiscal years ended December 31, 2019 (and for the six months ended June 30, 2020). Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements from Capital Research and Management Company. For more information about these reimbursements, see the fund’s statement of additional information and annual report. The information in the Financial Highlights table (other than information for the six months ended June 30, 2020) has been audited by Deloitte & Touche LLP, whose current report, along with the fund’s financial statements, is included in the statement of additional information, which is available upon request. The information for the six-month period presented has been derived from the fund's unaudited financial statements and includes all adjustments that management considers necessary for a fair presentation of such information for the period presented.

		Income (loss) from investment operations[1]			Dividends, distributions and return of capital
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class A:
6/30/2020[5,6]	$20.26	$.17	$.28	$.45	$(.20)	$(.01)	$—	$(.21)	$20.50	2.27%[7]	$5,576.95%[8]			.95%[8]		1.66%[8]
12/31/2019	19.25	.44	1.03	1.47	(.39)	(.07)	—	(.46)	20.26	7.66	5,669.94			.94		2.22
12/31/2018	19.97	.44	(.74)	(.30)	(.42)	—	—	(.42)	19.25	(1.53)	5,499.94			.94		2.25
12/31/2017	18.96	.42	.95	1.37	(.14)	—	(.22)	(.36)	19.97	7.26	5,867.96			.96		2.13
12/31/2016[5,9]	20.51	.10	(1.42)	(1.32)	(.12)	(.07)	(.04)	(.23)	18.96	(6.51)[7]	5,824.24		[7]	.24	[7]	.52	[7]
9/30/2016	19.21	.38	1.15	1.53	(.23)	—	—	(.23)	20.51	8.08	6,494.94			.94		1.94
9/30/2015	20.49	.39	(1.20)	(.81)	(.19)	(.28)	—	(.47)	19.21	(4.05)	6,393.93			.93		1.99
Class C:
6/30/2020[5,6]	19.91	.09	.29	.38	(.13)	(.01)	—	(.14)	20.15	1.93 [7]	157	1.67	[8]	1.67	[8]	.94	[8]
12/31/2019	18.92	.29	1.01	1.30	(.24)	(.07)	—	(.31)	19.91	6.87	178	1.69		1.69		1.47
12/31/2018	19.63	.28	(.73)	(.45)	(.26)	—	—	(.26)	18.92	(2.30)	210	1.72		1.72		1.46
12/31/2017	18.64	.26	.93	1.19	(.08)	—	(.12)	(.20)	19.63	6.41	280	1.75		1.75		1.34
12/31/2016[5,9]	20.13	.06	(1.40)	(1.34)	(.06)	(.07)	(.02)	(.15)	18.64	(6.72)[7]	337.44		[7]	.44	[7]	.32	[7]
9/30/2016	18.88	.22	1.12	1.34	(.09)	—	—	(.09)	20.13	7.19	390	1.74		1.74		1.14
9/30/2015	20.18	.23	(1.19)	(.96)	(.06)	(.28)	—	(.34)	18.88	(4.80)	431	1.73		1.73		1.19

50 Capital World Bond Fund / Prospectus

		Income (loss) from investment operations[1]			Dividends, distributions and return of capital
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class T:
6/30/2020[5,6]	$20.26	$.19	$.29	$.48	$(.23)	$(.01)	$—	$(.24)	$20.50	2.41%[7,10]	$— [11]	.68%[8,10]		.68%[8,10]		1.88%[8,10]
12/31/2019	19.25	.49	1.03	1.52	(.44)	(.07)	—	(.51)	20.26	7.93 [10]	— [11]	.69	[10]	.69	[10]	2.44	[10]
12/31/2018	19.97	.49	(.75)	(.26)	(.46)	—	—	(.46)	19.25	(1.32)[10]	— [11]	.72	[10]	.72	[10]	2.48	[10]
12/31/2017[5,12]	19.32	.35	.60	.95	(.12)	—	(.18)	(.30)	19.97	4.95 [7,10]	— [11]	.73	[8,10]	.73	[8,10]	2.37	[8,10]
Class F-1:
6/30/2020[5,6]	20.21	.17	.28	.45	(.20)	(.01)	—	(.21)	20.45	2.28 [7]	182.93		[8]	.93	[8]	1.67	[8]
12/31/2019	19.20	.45	1.02	1.47	(.39)	(.07)	—	(.46)	20.21	7.68	209.93			.93		2.24
12/31/2018	19.92	.44	(.74)	(.30)	(.42)	—	—	(.42)	19.20	(1.53)	238.93			.93		2.25
12/31/2017	18.92	.43	.94	1.37	(.15)	—	(.22)	(.37)	19.92	7.28	285.91			.91		2.18
12/31/2016[5,9]	20.46	.10	(1.41)	(1.31)	(.12)	(.07)	(.04)	(.23)	18.92	(6.47)[7]	322.22		[7]	.22	[7]	.53	[7]
9/30/2016	19.09	.38	1.13	1.51	(.14)	—	—	(.14)	20.46	8.01	368.94			.94		1.98
9/30/2015	20.37	.40	(1.21)	(.81)	(.19)	(.28)	—	(.47)	19.09	(4.05)	2,106.91			.91		2.03
Class F-2:
6/30/2020[5,6]	20.23	.20	.29	.49	(.24)	(.01)	—	(.25)	20.47	2.46 [7]	1,042.60		[8]	.60	[8]	2.00	[8]
12/31/2019	19.22	.51	1.02	1.53	(.45)	(.07)	—	(.52)	20.23	8.00	932.63			.63		2.57
12/31/2018	19.94	.51	(.75)	(.24)	(.48)	—	—	(.48)	19.22	(1.19)	1,217.60			.60		2.59
12/31/2017	18.93	.47	.95	1.42	(.16)	—	(.25)	(.41)	19.94	7.54	1,027.67			.67		2.41
12/31/2016[5,9]	20.49	.12	(1.42)	(1.30)	(.14)	(.07)	(.05)	(.26)	18.93	(6.42)[7]	1,933.16		[7]	.16	[7]	.60	[7]
9/30/2016	19.20	.44	1.14	1.58	(.29)	—	—	(.29)	20.49	8.37	1,876.65			.65		2.21
9/30/2015	20.48	.45	(1.21)	(.76)	(.24)	(.28)	—	(.52)	19.20	(3.77)	811.65			.65		2.28
Class F-3:
6/30/2020[5,6]	20.24	.21	.29	.50	(.24)	(.01)	—	(.25)	20.49	2.55 [7]	934.51		[8]	.51	[8]	2.11	[8]
12/31/2019	19.23	.53	1.03	1.56	(.48)	(.07)	—	(.55)	20.24	8.12	2,246.52			.52		2.64
12/31/2018	19.95	.52	(.75)	(.23)	(.49)	—	—	(.49)	19.23	(1.13)	2,037.54			.54		2.65
12/31/2017[5,13]	19.08	.48	.83	1.31	(.17)	—	(.27)	(.44)	19.95	6.94 [7]	1,770.55		[8]	.55	[8]	2.58	[8]

Capital World Bond Fund / Prospectus 51

		Income (loss) from investment operations[1]			Dividends, distributions and return of capital
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class 529-A:
6/30/2020[5,6]	$20.32	$.16	$.29	$.45	$(.20)	$(.01)	$—	$(.21)	$20.56	2.26%[7]	$296.97%[8]				.97%[8]		1.64%[8]
12/31/2019	19.30	.44	1.03	1.47	(.38)	(.07)	—	(.45)	20.32	7.64	299.99				.99		2.17
12/31/2018	20.02	.43	(.75)	(.32)	(.40)	—	—	(.40)	19.30	(1.59)	292		1.01		1.01		2.18
12/31/2017	19.01	.41	.95	1.36	(.14)	—	(.21)	(.35)	20.02	7.18	312		1.02		1.02		2.07
12/31/2016[5,9]	20.57	.10	(1.44)	(1.34)	(.11)	(.07)	(.04)	(.22)	19.01	(6.53)[7]	289.26			[7]	.26	[7]	.50	[7]
9/30/2016	19.26	.37	1.15	1.52	(.21)	—	—	(.21)	20.57	7.95	314		1.03		1.03		1.85
9/30/2015	20.54	.38	(1.21)	(.83)	(.17)	(.28)	—	(.45)	19.26	(4.12)	315		1.02		1.02		1.91
Class 529-C:
6/30/2020[5,6]	20.07	.09	.28	.37	(.12)	(.01)	—	(.13)	20.31	1.89 [7]	50		1.72	[8]	1.72	[8]	.89	[8]
12/31/2019	19.07	.28	1.02	1.30	(.23)	(.07)	—	(.30)	20.07	6.81	55		1.73		1.73		1.44
12/31/2018	19.78	.28	(.74)	(.46)	(.25)	—	—	(.25)	19.07	(2.32)	67		1.76		1.76		1.43
12/31/2017	18.77	.25	.94	1.19	(.07)	—	(.11)	(.18)	19.78	6.38	84		1.80		1.80		1.30
12/31/2016[5,9]	20.27	.06	(1.41)	(1.35)	(.06)	(.07)	(.02)	(.15)	18.77	(6.74)[7]	109.45			[7]	.45	[7]	.31	[7]
9/30/2016	19.00	.21	1.14	1.35	(.08)	—	—	(.08)	20.27	7.19	122		1.80		1.80		1.08
9/30/2015	20.32	.22	(1.20)	(.98)	(.06)	(.28)	—	(.34)	19.00	(4.91)	128		1.79		1.79		1.14
Class 529-E:
6/30/2020[5,6]	20.18	.15	.28	.43	(.18)	(.01)	—	(.19)	20.42	2.20 [7]	14		1.11	[8]	1.11	[8]	1.50	[8]
12/31/2019	19.18	.40	1.02	1.42	(.35)	(.07)	—	(.42)	20.18	7.42	14		1.14		1.14		2.02
12/31/2018	19.90	.39	(.74)	(.35)	(.37)	—	—	(.37)	19.18	(1.76)	15		1.17		1.17		2.02
12/31/2017	18.89	.37	.95	1.32	(.12)	—	(.19)	(.31)	19.90	7.04	15		1.19		1.19		1.90
12/31/2016[5,9]	20.43	.09	(1.42)	(1.33)	(.10)	(.07)	(.04)	(.21)	18.89	(6.59)[7]	15.30			[7]	.30	[7]	.46	[7]
9/30/2016	19.14	.33	1.14	1.47	(.18)	—	—	(.18)	20.43	7.77	17		1.21		1.21		1.68
9/30/2015	20.41	.34	(1.20)	(.86)	(.13)	(.28)	—	(.41)	19.14	(4.29)	16		1.21		1.21		1.72
Class 529-T:
6/30/2020[5,6]	20.26	.18	.29	.47	(.22)	(.01)	—	(.23)	20.50	2.38 [7,10]	—	[11]	.74	[8,10]	.74	[8,10]	1.84	[8,10]
12/31/2019	19.25	.48	1.03	1.51	(.43)	(.07)	—	(.50)	20.26	7.87 [10]	—	[11]	.76	[10]	.76	[10]	2.40	[10]
12/31/2018	19.97	.48	(.75)	(.27)	(.45)	—	—	(.45)	19.25	(1.36)[10]	—	[11]	.76	[10]	.76	[10]	2.43	[10]
12/31/2017[5,12]	19.32	.34	.61	.95	(.12)	—	(.18)	(.30)	19.97	4.91 [7,10]	—	[11]	.78	[8,10]	.78	[8,10]	2.33	[8,10]

52 Capital World Bond Fund / Prospectus

		Income (loss) from investment operations[1]			Dividends, distributions and return of capital
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class 529-F-1:
6/30/2020[5,6]	$20.19	$.19	$.28	$.47	$(.22)	$(.01)	$—	$(.23)	$20.43	2.40%[7]	$40.73%[8]			.73%[8]		1.87%[8]
12/31/2019	19.18	.48	1.03	1.51	(.43)	(.07)	—	(.50)	20.19	7.90	40.75			.75		2.41
12/31/2018	19.90	.47	(.74)	(.27)	(.45)	—	—	(.45)	19.18	(1.36)	38.77			.77		2.42
12/31/2017	18.90	.45	.94	1.39	(.15)	—	(.24)	(.39)	19.90	7.41	38.80			.80		2.30
12/31/2016[5,9]	20.46	.11	(1.42)	(1.31)	(.13)	(.07)	(.05)	(.25)	18.90	(6.45)[7]	35.20		[7]	.20	[7]	.56	[7]
9/30/2016	19.16	.41	1.15	1.56	(.26)	—	—	(.26)	20.46	8.18	39.81			.81		2.08
9/30/2015	20.44	.42	(1.20)	(.78)	(.22)	(.28)	—	(.50)	19.16	(3.92)	42.79			.79		2.14
Class R-1:
6/30/2020[5,6]	20.05	.09	.29	.38	(.13)	(.01)	—	(.14)	20.29	1.93 [7]	7	1.66	[8]	1.66	[8]	.95	[8]
12/31/2019	19.05	.30	1.02	1.32	(.25)	(.07)	—	(.32)	20.05	6.92	7	1.65		1.65		1.50
12/31/2018	19.77	.29	(.74)	(.45)	(.27)	—	—	(.27)	19.05	(2.26)	8	1.67		1.67		1.52
12/31/2017	18.77	.27	.94	1.21	(.08)	—	(.13)	(.21)	19.77	6.49	9	1.68		1.68		1.41
12/31/2016[5,9]	20.27	.07	(1.41)	(1.34)	(.07)	(.07)	(.02)	(.16)	18.77	(6.69)[7]	11.42		[7]	.42	[7]	.34	[7]
9/30/2016	19.01	.23	1.13	1.36	(.10)	—	—	(.10)	20.27	7.24	12	1.68		1.68		1.20
9/30/2015	20.31	.25	(1.20)	(.95)	(.07)	(.28)	—	(.35)	19.01	(4.74)	14	1.66		1.66		1.26
Class R-2:
6/30/2020[5,6]	20.03	.10	.29	.39	(.14)	(.01)	—	(.15)	20.27	1.96 [7]	103	1.61	[8]	1.61	[8]	1.00	[8]
12/31/2019	19.04	.30	1.02	1.32	(.26)	(.07)	—	(.33)	20.03	6.93	109	1.62		1.62		1.54
12/31/2018	19.75	.30	(.73)	(.43)	(.28)	—	—	(.28)	19.04	(2.18)	113	1.64		1.64		1.55
12/31/2017	18.76	.28	.94	1.22	(.09)	—	(.14)	(.23)	19.75	6.50	126	1.65		1.65		1.44
12/31/2016[5,9]	20.27	.07	(1.42)	(1.35)	(.06)	(.07)	(.03)	(.16)	18.76	(6.71)[7]	133.42		[7]	.42	[7]	.34	[7]
9/30/2016	19.00	.23	1.14	1.37	(.10)	—	—	(.10)	20.27	7.26	148	1.70		1.70		1.18
9/30/2015	20.30	.24	(1.20)	(.96)	(.06)	(.28)	—	(.34)	19.00	(4.78)	149	1.70		1.70		1.23

Capital World Bond Fund / Prospectus 53

		Income (loss) from investment operations[1]			Dividends, distributions and return of capital
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class R-2E:
6/30/2020[5,6]	$20.21	$.13	$.28	$.41	$(.16)	$(.01)	$—	$(.17)	$20.45	2.09%[7]	$7		1.32%[8]		1.32%[8]		1.29%[8]
12/31/2019	19.20	.36	1.04	1.40	(.32)	(.07)	—	(.39)	20.21	7.30	7		1.33		1.33		1.82
12/31/2018	19.93	.36	(.76)	(.40)	(.33)	—	—	(.33)	19.20	(1.99)	5		1.36		1.36		1.84
12/31/2017	18.93	.34	.95	1.29	(.12)	—	(.17)	(.29)	19.93	6.81	4		1.37		1.37		1.74
12/31/2016[5,9]	20.47	.08	(1.42)	(1.34)	(.09)	(.07)	(.04)	(.20)	18.93	(6.57)[7]	2.34			[7]	.34	[7]	.42	[7]
9/30/2016	19.20	.30	1.18	1.48	(.21)	—	—	(.21)	20.47	7.75	1		1.33		1.33		1.53
9/30/2015	20.50	.42	(1.21)	(.79)	(.23)	(.28)	—	(.51)	19.20	(3.94)[10]	—	[11]	.78	[10]	.78	[10]	2.13	[10]
Class R-3:
6/30/2020[5,6]	20.23	.15	.28	.43	(.18)	(.01)	—	(.19)	20.47	2.17 [7]	133		1.15	[8]	1.15	[8]	1.45	[8]
12/31/2019	19.22	.40	1.03	1.43	(.35)	(.07)	—	(.42)	20.23	7.44	138		1.17		1.17		1.99
12/31/2018	19.94	.39	(.74)	(.35)	(.37)	—	—	(.37)	19.22	(1.78)	132		1.19		1.19		2.00
12/31/2017	18.93	.37	.95	1.32	(.12)	—	(.19)	(.31)	19.94	7.01	141		1.20		1.20		1.89
12/31/2016[5,9]	20.47	.09	(1.42)	(1.33)	(.10)	(.07)	(.04)	(.21)	18.93	(6.58)[7]	140.29			[7]	.29	[7]	.47	[7]
9/30/2016	19.17	.32	1.15	1.47	(.17)	—	—	(.17)	20.47	7.78	151		1.23		1.23		1.65
9/30/2015	20.45	.34	(1.21)	(.87)	(.13)	(.28)	—	(.41)	19.17	(4.34)	151		1.22		1.22		1.71
Class R-4:
6/30/2020[5,6]	20.25	.18	.28	.46	(.21)	(.01)	—	(.22)	20.49	2.33 [7]	88.85			[8]	.85	[8]	1.76	[8]
12/31/2019	19.23	.46	1.04	1.50	(.41)	(.07)	—	(.48)	20.25	7.81	89.86				.86		2.30
12/31/2018	19.95	.45	(.74)	(.29)	(.43)	—	—	(.43)	19.23	(1.48)	91.88				.88		2.30
12/31/2017	18.95	.43	.94	1.37	(.15)	—	(.22)	(.37)	19.95	7.28	115.89				.89		2.20
12/31/2016[5,9]	20.50	.11	(1.42)	(1.31)	(.12)	(.07)	(.05)	(.24)	18.95	(6.48)[7]	107.22			[7]	.22	[7]	.54	[7]
9/30/2016	19.21	.39	1.14	1.53	(.24)	—	—	(.24)	20.50	8.09	118.90				.90		1.98
9/30/2015	20.48	.40	(1.20)	(.80)	(.19)	(.28)	—	(.47)	19.21	(3.96)	100.88				.88		2.05
Class R-5E:
6/30/2020[5,6]	20.23	.20	.28	.48	(.23)	(.01)	—	(.24)	20.47	2.44 [7]	11.65			[8]	.65	[8]	1.96	[8]
12/31/2019	19.22	.50	1.03	1.53	(.45)	(.07)	—	(.52)	20.23	7.98	8.66				.66		2.48
12/31/2018	19.94	.50	(.75)	(.25)	(.47)	—	—	(.47)	19.22	(1.24)	3.67				.67		2.58
12/31/2017	18.94	.46	.94	1.40	(.16)	—	(.24)	(.40)	19.94	7.41	—	[11]	.74		.72		2.33
12/31/2016[5,9]	20.50	.11	(1.42)	(1.31)	(.13)	(.07)	(.05)	(.25)	18.94	(6.45)[7]	—	[11]	.19	[7]	.19	[7]	.56	[7]
9/30/2016[5,14]	19.02	.36	1.37	1.73	(.25)	—	—	(.25)	20.50	9.21 [7]	—	[11]	.72	[8]	.72	[8]	2.12	[8]

54 Capital World Bond Fund / Prospectus

		Income (loss) from investment operations[1]			Dividends, distributions and return of capital
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class R-5:
6/30/2020[5,6]	$20.27	$.21	$.28	$.49	$(.24)	$(.01)	$—	$(.25)	$20.51	2.48%[7]	$53.55%[8]		.55%[8]		2.06%[8]
12/31/2019	19.26	.52	1.03	1.55	(.47)	(.07)	—	(.54)	20.27	8.06	52.56		.56		2.61
12/31/2018	19.98	.51	(.74)	(.23)	(.49)	—	—	(.49)	19.26	(1.17)	76.58		.58		2.61
12/31/2017	18.97	.49	.95	1.44	(.17)	—	(.26)	(.43)	19.98	7.65	84.59		.59		2.50
12/31/2016[5,9]	20.54	.12	(1.42)	(1.30)	(.15)	(.07)	(.05)	(.27)	18.97	(6.42)[7]	76.14	[7]	.14	[7]	.62	[7]
9/30/2016	19.24	.45	1.15	1.60	(.30)	—	—	(.30)	20.54	8.45	79.59		.59		2.29
9/30/2015	20.52	.47	(1.22)	(.75)	(.25)	(.28)	—	(.53)	19.24	(3.71)	152.58		.58		2.35
Class R-6:
6/30/2020[5,6]	20.26	.21	.29	.50	(.25)	(.01)	—	(.26)	20.50	2.52 [7]	4,355.49	[8]	.49	[8]	2.12	[8]
12/31/2019	19.25	.53	1.03	1.56	(.48)	(.07)	—	(.55)	20.26	8.14	4,294.50		.50		2.65
12/31/2018	19.97	.52	(.74)	(.22)	(.50)	—	—	(.50)	19.25	(1.11)	3,124.52		.52		2.67
12/31/2017	18.96	.50	.95	1.45	(.17)	—	(.27)	(.44)	19.97	7.72	2,562.54		.54		2.56
12/31/2016[5,9]	20.54	.12	(1.43)	(1.31)	(.14)	(.07)	(.06)	(.27)	18.96	(6.43)[7]	2,602.14	[7]	.14	[7]	.62	[7]
9/30/2016	19.24	.46	1.15	1.61	(.31)	—	—	(.31)	20.54	8.51	2,483.53		.53		2.35
9/30/2015	20.52	.48	(1.22)	(.74)	(.26)	(.28)	—	(.54)	19.24	(3.66)	1,783.53		.53		2.42

Capital World Bond Fund / Prospectus 55

Six months ended June 30,		Year ended December 31,			Three months ended December 31,	Year ended September 30,
Portfolio turnover rate for all share classes[15]	2020[5,6,7]	2019	2018	2017	2016[5,7,9]	2016	2015
Excluding mortgage dollar roll transactions	64%	120%	99%	95%	15%	91%	106%
Including mortgage dollar roll transactions	82%	163%	128%	111%	19%	138%	185%

1 Based on average shares outstanding.

2 Total returns exclude any applicable sales charges, including contingent deferred sales charges.

3 This column reflects the impact, if any, of certain reimbursements from Capital Research and Management Company. During one of the periods shown, Capital Research and Management Company reimbursed a portion of the fund’s transfer agent services fees for certain share classes.

4 Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.

5 Based on operations for a period that is less than a full year.

6 Unaudited.

7 Not annualized.

8 Annualized.

9 In 2016, the fund changed its fiscal year-end from September to December.

10 All or a significant portion of assets in this class consisted of seed capital invested by Capital Research and Management Company and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

11 Amount less than $1 million.

12 Class T and 529-T shares began investment operations on April 7, 2017.

13 Class F-3 shares began investment operations on January 27, 2017.

14 Class R-5E shares began investment operations on November 20, 2015.

15 Rates do not include the fund’s portfolio activity with respect to any Central Funds.

56 Capital World Bond Fund / Prospectus

Appendix

Sales charge waivers

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or contingent deferred (back-end) sales charge (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. Please contact the applicable intermediary with any questions regarding how the intermediary applies the policies described below and to ensure that you understand what steps you must take to qualify for any available waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts. If you change intermediaries after you purchase fund shares, the policies and procedures of the new service provider (either your new intermediary or the fund’s transfer agent) will apply to your account. Those policies may be more or less favorable than those offered by the intermediary through which you purchased your fund shares. You should review any policy differences before changing intermediaries.

Class A Shares front-end sales charge waivers available at Ameriprise Financial:

The following information applies to Class A shares purchases if you have an account with or otherwise purchase fund shares through Ameriprise Financial:

Effective January 1, 2019, shareholders purchasing fund shares through an Ameriprise Financial platform or account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI:

· Employer-sponsored retirement plans established prior to April 1, 2004 and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs

· Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available)

· Shares purchased by third-party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available)

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family)

· Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges

Capital World Bond Fund / Prospectus     57

of Class C shares for sales charge waived shares, that waiver will also apply to such exchanges

· Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members

· Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, as well as 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans established prior to April 1, 2004 that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant

· Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (i.e. Rights of Reinstatement)

D.A. Davidson & Co.

Front-end sales charge waivers on Class A shares available at D.A. Davidson (effective January 1, 2020)

· Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions

· Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson

· Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement)

· A shareholder in the fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures

CDSC Waivers on Classes A and C shares available at D.A. Davidson

• Death or disability of the shareholder

· Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus

· Return of excess contributions from an IRA Account

· Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the fund’s prospectus

· Shares acquired through a right of reinstatement

Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent

58     Capital World Bond Fund / Prospectus

· Breakpoints as described in this prospectus

· Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets

· Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets

Edward Jones

Effective on or after May 1, 2020, clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from breakpoints and waivers described elsewhere in the mutual fund prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of the American Funds or other facts qualifying the purchaser for breakpoints or waivers. Edward Jones can ask for documentation of such circumstance.

Breakpoints

Rights of accumulation (ROA)

The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except any money market funds and retirement plan share classes) of the American Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). This includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the calculation of rights of accumulation is dependent on the shareholder notifying his or her financial advisor of such assets at the time of calculation.

ROA is determined by calculating the higher of cost or market value (current shares x net asset value).

Letter of intent (LOI)

Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying his or her financial advisor of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not covered under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.

Capital World Bond Fund / Prospectus     59

Sales charge waivers

Sales charges are waived for the following shareholders and in the following situations:

· Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing

· Shares purchased in an Edward Jones fee-based program

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment

· Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account

· Shares exchanged into class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus

· Exchanges from class C shares to class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones

· Purchases of Class 529-A shares through a rollover from another 529 plan

Contingent deferred sales charge (CDSC) waivers

If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:

· The death or disability of the shareholder

· Systematic withdrawals with up to 10% per year of the account value

· Return of excess contributions from an Individual Retirement Account (IRA)

· Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

· Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones

· Shares exchanged in an Edward Jones fee-based program

· Shares acquired through NAV reinstatement

Other Important Information

Minimum purchase amounts

· $250 initial purchase minimum

· $50 subsequent purchase minimum

60     Capital World Bond Fund / Prospectus

Minimum balances

· Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

— A fee-based account held on an Edward Jones platform

— A 529 account held on an Edward Jones platform

— An account with an active systematic investment plan or letter of intent (LOI)

Changing share classes

· At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares, or Class R-4 shares for retirement plans with at least $1 million, so long as the shareholder is eligible to purchase the Class A or R-4 shares pursuant to the prospectus. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sale charge as disclosed in the prospectus

Janney Montgomery Scott LLC

Effective May 1, 2020, if you purchase fund shares through a Janney Montgomery Scott LLC (“Janney”) brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.

Front-end sales charge* waivers on Class A shares available at Janney

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

· Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney

· Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement)

· Shares acquired through a right of reinstatement

· Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures

CDSC waivers on Class A and C shares available at Janney

· Shares sold upon the death or disability of the shareholder

· Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus

· Shares purchased in connection with a return of excess contributions from an IRA Account

· Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s Prospectus

· Shares sold to pay Janney fees but only if the transaction is initiated by Janney

Capital World Bond Fund / Prospectus     61

· Shares acquired through a right of reinstatement

· Shares exchanged into the same share class of a different fund unless otherwise provided in the Prospectus

Front-end sales charge* discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent

· Breakpoints as described in the fund’s Prospectus

· Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

· Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets

*Also referred to as an “initial sales charge.”

Merrill Lynch, Pierce, Fenner & Smith

Shareholders purchasing fund shares through a Merrill Lynch platform or account are eligible only for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

Front-end sales charge waivers on Class A shares available at Merrill Lynch

· Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. Except as provided below, Class A shares are not currently available to new plans described in this waiver. Plans that invested in Class A shares of any of the funds without any sales charge before April 1, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase American Funds Class A shares without any initial or contingent deferred sales charge

· Shares purchased by or through a 529 Plan. Class A shares are not currently available to the plans described in this waiver

· Shares purchased through a Merrill Lynch affiliated investment advisory program. Class A shares are not currently available in the programs described in this waiver

· Shares purchased by third-party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform. Class A shares are not currently available in the accounts described in this waiver

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

· Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

62     Capital World Bond Fund / Prospectus

· Employees and registered representatives of Merrill Lynch or its affiliates and their family members

· Directors or Trustees of the fund, and employees of the fund’s investment adviser or any of its affiliates, as described in this prospectus

· Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement

CDSC waivers on Classes A and C shares available at Merrill Lynch

· Death or disability of the shareholder

· Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus

· Return of excess contributions from an IRA Account

· Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

· Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

· Shares acquired through a right of reinstatement

· Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to Class A and C shares only)

· Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

Front-end sales charge discounts available at Merrill Lynch: breakpoints, rights of accumulation and letters of intent

· Breakpoints as described in this prospectus

· Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

· Letters of Intent which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

Capital World Bond Fund / Prospectus     63

CollegeAmerica accounts

Accounts established through Merrill Lynch, Pierce, Fenner & Smith

Effective June 30, 2020, if you establish or hold your CollegeAmerica account on the Merrill Lynch omnibus platform, the features and policies related to Class 529-A and Class 529-C sales charges (including contingent deferred sales charges), Class 529-A sales charge waiver eligibility, and Class 529-C conversion period will be different than referenced in this document and will be governed by the Merrill Lynch Unit Class Disclosure and Terms and Conditions provided to you by Merrill Lynch prior to establishing your account.

Importantly, if you establish or hold your CollegeAmerica account on the Merrill Lynch omnibus platform, then you are eligible for Class 529-A shares at net asset value if your CollegeAmerica 529 plan assets with Merrill Lynch are $250,000 or more, you participate through an approved corporate 529 plan, or you qualify for Merrill Lynch Investment Advisory Relationship Based Pricing (discussed below). If your 529 plan assets are less than $250,000 you are generally eligible to purchase Class 529-C shares. Among other things, Class 529-C shares generally will be automatically converted to Class 529-A shares (not subject to an initial sales charge) after four years from their respective dates of purchase.

Merrill Lynch Investment Advisory Relationship Based Pricing

Effective November 23, 2020, an account will be automatically eligible to purchase Class 529-A at net asset value regardless of the assets in the CollegeAmerica account if:

(1) at the time of purchase, the account is linked to a client household relationship in one or more of the Merrill Lynch investment advisory programs listed below; and

(2) at the time of purchase the client household relationship has combined assets held in any account through Merrill Lynch (excluding insurance, annuities, 401k assets, assets in defined benefit plan accounts and in BlackRock program accounts) that are equal to or greater than $250,000.

The following is a list of Merrill Lynch investment advisory programs that are included when determining eligibility: Merrill Lynch Investment Advisory Program, Managed Account Service (MAS), Strategic Portfolio Advisor Service (SPA), Merrill Guided Investment advisor programs (i.e., Merrill Guided Investing, Merrill Guided Investing with Advisor and Merrill Edge Advisory Account programs), Institutional Investment Consulting (IIC), and any future Merrill Lynch sponsored and managed investment advisory programs.

Beginning on November 23, 2020, the $250,000 asset level is used to determine initial eligibility and is not a factor for continued participation in this relationship based pricing program after the date of first qualifying. If a participant’s enrollment in any of the above investment advisory programs is terminated (whether by the participant or by Merrill Lynch), the account will no longer be eligible for this benefit.

As previously noted, this relationship based pricing program will be effective November 23, 2020. However, the program will be retroactively applied to any contribution to an account eligible for such relationship based pricing, as described above, between October 26, 2020 and November 23, 2020 that was used to purchase Class 529-C shares. For any such contribution, Merrill Lynch will automatically exchange the

64     Capital World Bond Fund / Prospectus

purchased Class 529-C shares for Class 529-A shares (without an initial sales charge) as soon as administratively feasible following November 23, 2020.

Merrill Lynch reserves the right to terminate this relationship based pricing program at any time with prior notice to participants.

Rollover assets from another 529 plan may be invested in Class 529-A shares at net asset value. This policy applies to accounts on the Merrill Lynch platform and accounts held by the fund’s transfer agent.

Please contact your Merrill Lynch advisor with any questions.

Morgan Stanley Wealth Management

Morgan Stanley Wealth Management Class A share front-end sales charge waiver

Morgan Stanley Wealth Management clients purchasing or converting to Class A shares of the fund through Morgan Stanley transactional brokerage accounts are entitled to a waiver of the front-end load in the following additional circumstances:

· Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

· Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

· Class C (level load) share positions that are no longer subject to a contingent deferred sales charge and are converted to a Class A share in the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program

· Effective June 1, 2020, Morgan Stanley, on your behalf, can convert Class F-1 shares to Class A shares without a sales charge if they were initially transferred to the transactional brokerage account or converted from Class C shares

· Shares purchased from the proceeds of redemptions within the same fund family under a Rights of Reinstatement provision, provided the repurchase occurs within 90 days following the redemption, the redemption and purchase occur in the same account, and redeemed shares were subject to a front-end or deferred sales load

Effective June 30, 2020, Morgan Stanley Wealth Management clients purchasing or converting to Class 529-A shares of the fund through Morgan Stanley transactional brokerage accounts are entitled to a waiver of the front-end load in the following additional circumstances:

· Shares purchased through a rollover from another 529 plan

· Recontribution(s) of a refunded qualified higher education expense

Unless specifically described above, no other front-end load waivers are available to mutual fund purchases by Morgan Stanley Wealth Management clients.

Morgan Stanley Wealth Management Class R-4 share employer-sponsored retirement plan eligibility

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

Capital World Bond Fund / Prospectus     65

Oppenheimer & Co., Inc. (OPCO)

Effective June 1, 2020, shareholders purchasing fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

Front-end sales load waivers on Class A shares available at OPCO

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

· Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement)

· A shareholder in the fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO

· Employees and registered representatives of OPCO or its affiliates and their family members

· Directors or trustees of the fund, and employees of the fund’s investment adviser or any of its affiliates, as described in this prospectus

CDSC waivers on Class A and C shares available at OPCO

· Death or disability of the shareholder

· Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus

· Return of excess contributions from an IRA Account

· Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus

· Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO

· Shares acquired through a right of reinstatement

Front-end load discounts available at OPCO: breakpoints, rights of accumulation and letters of intent

· Breakpoints as described in this prospectus

· Rights of accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

66     Capital World Bond Fund / Prospectus

Raymond James & Associates, Inc., Raymond James Financial Services, Inc., and

each entity’s affiliates (“Raymond James”) Class A share front-end sales charge waiver

Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

Front-end sales charge waivers on Class A shares available at Raymond James

· Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions

· Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James

· Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement)

· A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James

CDSC waivers on Classes A and C shares available at Raymond James

· Death or disability of the shareholder

· Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus

· Return of excess contributions from an IRA Account

· Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus

· Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James

· Shares acquired through a right of reinstatement

Front-end sales charge discounts available at Raymond James: breakpoints, rights of accumulation and/or letters of intent

· Breakpoints as described in this prospectus

· Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets

Capital World Bond Fund / Prospectus     67

· Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets

Robert W. Baird & Co. Incorporated (Baird)

Effective June 15, 2020, shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.

Front-end sales charge waivers on Class A shares available at Baird

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund

· Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird

Shares purchased from the proceeds of redemptions from another fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account

· s, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)

· A shareholder in the fund’s Class C shares will have their shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird

CDSC waivers on Class A and C shares available at Baird

· Shares sold due to death or disability of the shareholder

· Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus

· Shares bought due to returns of excess contributions from an IRA Account

· Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus

· Shares sold to pay Baird fees but only if the transaction is initiated by Baird

· Shares acquired through a right of reinstatement

Front-end sales charge discounts available at Baird: breakpoints and/or rights of accumulation

· Breakpoints as described in this prospectus

· Rights of accumulation which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets

· Letters of intent (LOI) allow for breakpoint discounts based on anticipated purchases of fund family assets through Baird, over a 13-month period of time

68     Capital World Bond Fund / Prospectus

Stifel, Nicolaus & Company, Incorporated ("Stifel")

Effective July 1, 2020, shareholders purchasing fund shares through a Stifel platform or account or who own shares for which Stifel or an affiliate is the broker-dealer of record are eligible for the following additional sales charge waiver

Front-end sales load waiver on Class A shares

· Class C shares that have been held for more than seven (7) years will be converted to Class A shares of the same fund pursuant to Stifel's policies and procedures

All other sales charge waivers and reductions described elsewhere in the fund’s prospectus or SAI still apply. For accounts held by the fund’s transfer agent, the fund’s standard C share conversion schedule of 8 years applies.

U.S. Bancorp Investments, Inc.

Class C to Class A share conversions at U.S. Bancorp Investments, Inc.

Effective November 30, 2020, a shareholder in the fund’s Class C shares will have their shares systematically converted at net asset value to Class A shares of the same fund in the month of the six-year anniversary of the purchase date, if the shares are no longer subject to a CDSC and the conversion is consistent with U.S. Bancorp Investments, Inc. share class exchange policy. This policy does not apply to accounts held with the fund’s transfer agent. Accounts held with the fund’s transfer agent will convert pursuant to the fund’s policy described in this prospectus.

Capital World Bond Fund / Prospectus     69

For shareholder services	American Funds Service Company (800) 421-4225
For retirement plan services	Call your employer or plan administrator
For 529 plans	American Funds Service Company (800) 421-4225, ext. 529
For 24-hour information	American FundsLine (800) 325-3590 capitalgroup.com For Class R share information, visit AmericanFundsRetirement.com

Telephone calls you have with Capital Group may be monitored or recorded for quality assurance, verification and recordkeeping purposes. By speaking to Capital Group on the telephone, you consent to such monitoring and recording.

Multiple translations This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail. Liability is not limited as a result of any material misstatement or omission introduced in the translation.

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund’s investment strategies, and the independent registered public accounting firm’s report (in the annual report).

Program description The CollegeAmerica® 529 program description contains additional information about the policies and services related to 529 plan accounts.

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund’s financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund’s investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on our website, capitalgroup.com.

E-delivery and household mailings Each year you are automatically sent an updated summary prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, capitalgroup.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics, annual/semi-annual report to shareholders or applicable program description, please call American Funds Service Company at (800) 421-4225 or write to the secretary of the fund at 333 South Hope Street, Los Angeles, California 90071-1406.

Securities Investor Protection Corporation (SIPC) Shareholders may obtain information about SIPC® on its website at sipc.org or by calling (202) 371-8300.

MFGEPRX-031-1020P Litho in USA CGD/UNL/8021 Investment Company File No. 811-05104

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	STEVEN I. KOSZALKA
STEVEN I. KOSZALKA
SECRETARY

Capital World Bond Fund®

Part B
Statement of Additional Information

October 30, 2020

This document is not a prospectus but should be read in conjunction with the current prospectus of Capital World Bond Fund (the “fund”) dated October 30, 2020. You may obtain a prospectus from your financial professional, by calling American Funds Service Company® at (800) 421-4225 or by writing to the fund at the following address:

Capital World Bond Fund
Attention: Secretary

333 South Hope Street
Los Angeles, California 90071

Certain privileges and/or services described below may not be available to all shareholders (including shareholders who purchase shares at net asset value through eligible retirement plans) depending on the shareholder’s investment dealer or retirement plan recordkeeper. Please see your financial professional, investment dealer, plan recordkeeper or employer for more information.

Class A	CWBFX	Class 529-A	CCWAX	Class R-1	RCWAX
Class C	CWBCX	Class 529-C	CCWCX	Class R-2	RCWBX
Class T	TWCWX	Class 529-E	CCWEX	Class R-2E	RCEBX
Class F-1	WBFFX	Class 529-T	TWCBX	Class R-3	RCWCX
Class F-2	BFWFX	Class 529-F-1	CCWFX	Class R-4	RCWEX
Class F-3	WFBFX	Class 529-F-2	FCWBX	Class R-5E	RCWHX
		Class 529-F-3	FWBCX	Class R-5	RCWFX
				Class R-6	RCWGX

Investment portfolio
Financial statements

Capital World Bond Fund — Page 1

Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund’s net assets unless otherwise noted. This summary is not intended to reflect all of the fund’s investment limitations.

Debt instruments

· The fund invests at least 80% of its assets in bonds and other debt instruments, including cash equivalents and certain preferred securities. For purposes of this investment guideline, investments may be represented by derivative instruments, such as futures contracts and swap agreements.

· Normally, the fund invests substantially in debt securities rated Baa3 or better or BBB- or better (by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser) or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund currently intends to look to the ratings from Moody’s Investors Service, Standard & Poor’s Ratings Services and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

· The fund may invest up to 25% of its assets in debt securities rated Ba1 or below and BB+ or below (by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser) or unrated but determined by the fund’s investment adviser to be of equivalent quality.

Investing outside the United States

· In determining the domicile of an issuer, the fund’s investment adviser considers the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

* * * * * *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

Capital World Bond Fund — Page 2

Description of certain securities, investment techniques and risks

The descriptions below are intended to supplement the material in the prospectus under “Investment objective, strategies and risks.”

Market conditions – The value of, and the income generated by, the securities in which the fund invests may decline, sometimes rapidly or unpredictably, due to factors affecting certain issuers, particular industries or sectors, or the overall markets. Rapid or unexpected changes in market conditions could cause the fund to liquidate its holdings at inopportune times or at a loss or depressed value. The value of a particular holding may decrease due to developments related to that issuer, but also due to general market conditions, including real or perceived economic developments such as changes in interest rates, credit quality, inflation, or currency rates, or generally adverse investor sentiment. The value of a holding may also decline due to factors that negatively affect a particular industry or sector, such as labor shortages, increased production costs, or competitive conditions.

Global economies and financial markets are highly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, local, regional and global events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also adversely impact issuers, markets and economies, including in ways that cannot necessarily be foreseen. The fund could be negatively impacted if the value of a portfolio holding were harmed by such conditions or events.

Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Market disruptions may exacerbate political, social, and economic risks. Additionally, market disruptions may result in increased market volatility; regulatory trading halts; closure of domestic or foreign exchanges, markets, or governments; or market participants operating pursuant to business continuity plans for indeterminate periods of time. Such events can be highly disruptive to economies and markets and significantly impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the fund’s investments and operation of the fund. These events could disrupt businesses that are integral to the fund’s operations or impair the ability of employees of fund service providers to perform essential tasks on behalf of the fund.

Governmental and quasi-governmental authorities may take a number of actions designed to support local and global economies and the financial markets in response to economic disruptions. Such actions may include a variety of significant fiscal and monetary policy changes, including, for example, direct capital infusions into companies, new monetary programs and significantly lower interest rates. These actions may result in significant expansion of public debt and may result in greater market risk. Additionally, an unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could negatively impact overall investor sentiment and further increase volatility in securities markets.

Debt instruments — Debt securities, also known as “fixed income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations

Capital World Bond Fund — Page 3

will generally be greater for longer-term debt securities than for shorter-term debt securities. Prices of these securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

Lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. Such securities are sometimes referred to as “junk bonds” or high yield bonds. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities. Investment grade bonds in the ratings categories A or Baa/BBB also may be more susceptible to changes in market or economic conditions than bonds rated in the highest rating categories.

Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or a period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities and derivative instruments. For example, during the financial crisis of 2007-2009, the Federal Reserve implemented a number of economic policies that impacted, and may continue to impact, interest rates and the market. These policies, as well as potential actions by governmental entities both in and outside of the U.S., may expose fixed income markets to heightened volatility and may reduce liquidity for certain investments, which could cause the value of the fund’s portfolio to decline.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund may have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund’s ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the fund’s portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. The investment adviser considers these ratings of securities as one of many criteria in making its investment decisions.

Capital World Bond Fund — Page 4

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix to this statement of additional information for more information about credit ratings.

Securities with equity and debt characteristics — Certain securities have a combination of equity and debt characteristics. Such securities may at times behave more like equity than debt or vice versa.

Preferred stock — Preferred stock represents an equity interest in an issuer that generally entitles the holder to receive, in preference to common stockholders and the holders of certain other stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the issuer. Preferred stocks may pay fixed or adjustable rates of return, and preferred stock dividends may be cumulative or non-cumulative and participating or non-participating. Cumulative dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stockholders, while prior unpaid dividends on non-cumulative preferred stock are forfeited. Participating preferred stock may be entitled to a dividend exceeding the issuer’s declared dividend in certain cases, while non-participating preferred stock is entitled only to the stipulated dividend. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. As with debt securities, the prices and yields of preferred stocks often move with changes in interest rates and the issuer’s credit quality. Additionally, a company’s preferred stock typically pays dividends only after the company makes required payments to holders of its bonds and other debt. Accordingly, the price of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the issuing company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Convertible securities — A convertible security is a debt obligation, preferred stock or other security that may be converted, within a specified period of time and at a stated conversion rate, into common stock or other equity securities of the same or a different issuer. The conversion may occur automatically upon the occurrence of a predetermined event or at the option of either the issuer or the security holder. Under certain circumstances, a convertible security may also be called for redemption or conversion by the issuer after a particular date and at predetermined price specified upon issue. If a convertible security held by the fund is called for redemption or conversion, the fund could be required to tender the security for redemption, convert it into the underlying common stock, or sell it to a third party.

The holder of a convertible security is generally entitled to participate in the capital appreciation resulting from a market price increase in the issuer’s common stock and to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in an issuer’s capital structure and, therefore, normally entail less risk than the issuer’s common stock. However, convertible securities may also be subordinate to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities may entail more risk than such senior debt obligations. Convertible securities usually offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.

Because of the conversion feature, the price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and, accordingly, convertible securities are subject to risks relating to the activities of the issuer and/or general market and

Capital World Bond Fund — Page 5

economic conditions. The income component of a convertible security may cushion the security against declines in the price of the underlying asset but may also cause the price of the security to fluctuate based upon changes in interest rates and the credit quality of the issuer. As with a straight fixed income security, the price of a convertible security tends to increase when interest rates decline and decrease when interest rates rise. Like the price of a common stock, the price of a convertible security also tends to increase as the price of the underlying stock rises and to decrease as the price of the underlying stock declines.

Hybrid securities — A hybrid security is a type of security that also has equity and debt characteristics. Like equities, which have no final maturity, a hybrid security may be perpetual. On the other hand, like debt securities, a hybrid security may be callable at the option of the issuer on a date specified at issue. Additionally, like common equities, which may stop paying dividends at virtually any time without violating any contractual terms or conditions, hybrids typically allow for issuers to withhold payment of interest until a later date or to suspend coupon payments entirely without triggering an event of default. Hybrid securities are normally at the bottom of an issuer’s debt capital structure because holders of an issuer’s hybrid securities are structurally subordinated to the issuer’s senior creditors. In bankruptcy, hybrid security holders should only get paid after all senior creditors of the issuer have been paid but before any disbursements are made to the issuer’s equity holders. Accordingly, hybrid securities may be more sensitive to economic changes than more senior debt securities. Such securities may also be viewed as more equity-like by the market when the issuer or its parent company experiences financial difficulties.

Contingent convertible securities, which are also known as contingent capital securities, are a form of hybrid security that are intended to either convert into equity or have their principal written down upon the occurrence of certain trigger events. One type of contingent convertible security has characteristics designed to absorb losses, by providing that the liquidation value of the security may be adjusted downward to below the original par value or written off entirely under certain circumstances. For instance, if losses have eroded the issuer’s capital level below a specified threshold, the liquidation value of the security may be reduced in whole or in part. The write-down of the security’s par value may occur automatically and would not entitle holders to institute bankruptcy proceedings against the issuer. In addition, an automatic write-down could result in a reduced income rate if the dividend or interest payment associated with the security is based on the security’s par value. Such securities may, but are not required to, provide for circumstances under which the liquidation value of the security may be adjusted back up to par, such as an improvement in capitalization or earnings. Another type of contingent convertible security provides for mandatory conversion of the security into common shares of the issuer under certain circumstances. The mandatory conversion might relate, for example, to the issuer’s failure to maintain a capital minimum. Since the common stock of the issuer may not pay a dividend, investors in such instruments could experience reduced yields (or no yields at all) and conversion would deepen the subordination of the investor, effectively worsening the investor’s standing in the case of the issuer’s insolvency. An automatic write-down or conversion event with respect to a contingent convertible security will typically be triggered by a reduction in the issuer’s capital level, but may also be triggered by regulatory actions, such as a change in regulatory capital requirements, or by other factors.

Inflation-linked bonds — The fund may invest in inflation-linked bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation-linked bond is adjusted in response to changes in the level of an inflation index, such as the Consumer Price Index for Urban Consumers (“CPURNSA”). If the index measuring inflation falls, the principal value or coupon of these securities will be adjusted downward. Consequently, the interest payable on these securities will be reduced. Also, if the principal value of these securities is adjusted according to the rate of inflation, the adjusted principal value repaid at

Capital World Bond Fund — Page 6

maturity may be less than the original principal. In the case of U.S. Treasury Inflation-Protected Securities (“TIPS”), currently the only inflation-linked security that is issued by the U.S Treasury, the principal amounts are adjusted daily based upon changes in the rate of inflation (as currently represented by the non-seasonally adjusted CPURNSA, calculated with a three-month lag). TIPS may pay interest semi-annually, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal amount that has been adjusted for inflation. The current market value of TIPS is not guaranteed and will fluctuate. However, the U.S. government guarantees that, at maturity, principal will be repaid at the higher of the original face value of the security (in the event of deflation) or the inflation adjusted value.

Other non-U.S. sovereign governments also issue inflation-linked securities that are tied to their own local consumer price indexes and that offer similar deflationary protection. In certain of these non-U.S. jurisdictions, the repayment of the original bond principal upon the maturity of an inflation-linked bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. Corporations also periodically issue inflation-linked securities tied to CPURNSA or similar inflationary indexes. While TIPS and non-U.S. sovereign inflation-linked securities are currently the largest part of the inflation-linked market, the fund may invest in corporate inflation-linked securities.

The value of inflation-linked securities is expected to change in response to the changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates would decline, leading to an increase in value of the inflation-linked securities. In contrast, if nominal interest rates were to increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-linked securities. There can be no assurance, however, that the value of inflation-linked securities will be directly correlated to the changes in interest rates. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure.

The interest rate for inflation-linked bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

The market for inflation-linked securities may be less developed or liquid, and more volatile, than certain other securities markets. There is a limited number of inflation-linked securities currently available for the fund to purchase, making the market less liquid and more volatile than the U.S. Treasury and agency markets.

Municipal bonds — Municipal bonds are debt obligations that are exempt from federal, state and/or local income taxes. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor’s gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.

The two principal classifications of municipal bonds are general obligation bonds and limited obligation or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities, such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.

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Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.

Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Many of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.

Insured municipal bonds — The fund may invest in municipal bonds that are insured generally as to the timely payment of interest and repayment of principal. The insurance for such bonds may be purchased by the bond issuer, the fund or any other party, and is usually purchased from private, non-governmental insurance companies. Insurance that covers a municipal bond is expected to protect the fund against losses caused by a bond issuer’s failure to make interest or principal payments. However, insurance does not guarantee the market value of the bond or the prices of the fund’s shares. Also, the investment adviser cannot be certain that the insurance company will make payments it guarantees. The market value of the bond could drop if a bond's insurer fails to fulfill its obligations. Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurers. When rating agencies lower or withdraw the credit rating of the insurer, the insurance may be providing little or no enhancement of credit or resale value to the municipal bond.

Investing outside the U.S. — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue. These issuers may also be more susceptible to actions of foreign governments such as the imposition of price controls or punitive taxes that could adversely impact the value of these securities. To the extent the fund invests in securities that are denominated in currencies other than the U.S. dollar, these securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Additional costs could be incurred in connection with the fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear

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certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Although there is no universally accepted definition, the investment adviser generally considers an emerging market to be a market that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union, and would include markets commonly referred to as “frontier markets.”

Certain risk factors related to emerging markets

Currency fluctuations — Certain emerging markets’ currencies have experienced and in the future may experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the fund’s emerging markets securities holdings would generally depreciate and vice versa. Further, the fund may lose money due to losses and other expenses incurred in converting various currencies to purchase and sell securities valued in currencies other than the U.S. dollar, as well as from currency restrictions, exchange control regulation and currency devaluations.

Government regulation — Certain developing countries lack uniform accounting, auditing and financial reporting and disclosure standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. While the fund will only invest in markets where these restrictions are considered acceptable by the investment adviser, a country could impose new or additional repatriation restrictions after the fund’s investment. If this happened, the fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the fund’s liquidity needs and other factors. Further, some attractive equity securities may not be available to the fund if foreign shareholders already hold the maximum amount legally permissible.

While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of

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companies, expropriation, or creation of government monopolies to the possible detriment of the fund’s investments.

Fluctuations in inflation rates — Rapid fluctuations in inflation rates may have negative impacts on the economies and securities markets of certain emerging market countries.

Less developed securities markets — Emerging markets may be less well-developed than other markets. These markets have lower trading volumes than the securities markets of more developed countries and may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

Settlement risks — Settlement systems in developing countries are generally less well organized than those of developed markets. Supervisory authorities may also be unable to apply standards comparable to those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through whom the transaction is effected might cause the fund to suffer a loss. The fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the fund will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the standing or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the fund.

Insufficient market information — The fund may encounter problems assessing investment opportunities in certain emerging markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the fund’s investment adviser will seek alternative sources of information, and to the extent the investment adviser is not satisfied with the sufficiency of the information obtained with respect to a particular market or security, the fund will not invest in such market or security.

Taxation — Taxation of dividends, interest and capital gains received by the fund varies among developing countries and, in some cases, is comparatively high. In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the fund could become subject in the future to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

Litigation — The fund and its shareholders may encounter substantial difficulties in obtaining and enforcing judgments against individuals residing outside of the U.S. and companies domiciled outside of the U.S.

Fraudulent securities — Securities purchased by the fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the fund.

Real estate investment trusts — Real estate investment trusts ("REITs"), which primarily invest in real estate or real estate-related loans, may issue equity or debt securities. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans.

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The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

Currency transactions — The fund may enter into currency transactions on a spot (i.e., cash) basis at the prevailing rate in the currency exchange market to provide for the purchase or sale of a currency needed to purchase a security denominated in such currency. In addition, the fund may enter into forward currency contracts to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Some forward currency contracts, called non-deliverable forwards or NDFs, do not call for physical delivery of the currency and are instead settled through cash payments. Forward currency contracts are typically privately negotiated and traded in the interbank market between large commercial banks (or other currency traders) and their customers. Although forward contracts entered into by the fund will typically involve the purchase or sale of a currency against the U.S. dollar, the fund also may purchase or sell a non-U.S. currency against another non-U.S. currency.

Currency exchange rates generally are determined by forces of supply and demand in the foreign exchange markets and the relative merits of investment in different countries as viewed from an international perspective. Currency exchange rates, as well as foreign currency transactions, can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad. Such intervention or other events could prevent the fund from entering into foreign currency transactions, force the fund to exit such transactions at an unfavorable time or price or result in penalties to the fund, any of which may result in losses to the fund.

Generally, the fund will not attempt to protect against all potential changes in exchange rates and the use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities. If the value of the underlying securities declines or the amount of the fund’s commitment increases because of changes in exchange rates, the fund may need to provide additional cash or securities to satisfy its commitment under the forward contract. The fund is also subject to the risk that it may be delayed or prevented from obtaining payments owed to it under the forward contract as a result of the insolvency or bankruptcy of the counterparty with which it entered into the forward contract or the failure of the counterparty to comply with the terms of the contract.

The realization of gains or losses on foreign currency transactions will usually be a function of the investment adviser’s ability to accurately estimate currency market movements. Entering into forward currency transactions may change the fund’s exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as expected by the fund’s investment adviser. For example, if the fund’s investment adviser increases the fund’s exposure to a foreign currency using forward contracts and that foreign currency’s value declines, the fund may incur a loss. In addition, while entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. See also the “Derivatives” section under "Description of certain securities, investment techniques and risks" for a general description of investment techniques and risks relating to derivatives, including certain currency forwards.

Forward currency contracts may give rise to leverage, or exposure to potential gains and losses in excess of the initial amount invested. Leverage magnifies gains and losses and could cause the fund to

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be subject to more volatility than if it had not been leveraged, thereby resulting in a heightened risk of loss. The fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the U.S. Securities and Exchange Commission.

Forward currency transactions also may affect the character and timing of income, gain, or loss recognized by the fund for U.S. tax purposes. The use of forward currency contracts could result in the application of the mark-to-market provisions of the Internal Revenue Code and may cause an increase (or decrease) in the amount of taxable dividends paid by the fund.

Obligations backed by the “full faith and credit” of the U.S. government — U.S. government obligations include the following types of securities:

U.S. Treasury securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of high credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates and in government policies, but, if held to maturity, are expected to be paid in full (either at maturity or thereafter).

Federal agency securities — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include, but are not limited to, the Federal Financing Bank (“FFB”), the Government National Mortgage Association (“Ginnie Mae”), the Veterans Administration (“VA”), the Federal Housing Administration (“FHA”), the Export-Import Bank (“Exim Bank”), the Overseas Private Investment Corporation (“OPIC”), the Commodity Credit Corporation (“CCC”) and the Small Business Administration (“SBA”).

Other federal agency obligations — Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a congressional charter; some are backed by collateral consisting of “full faith and credit” obligations as described above; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”), the Tennessee Valley Authority and the Federal Farm Credit Bank System.

In 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”). Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. As conservator, the FHFA has the authority to repudiate any contract either firm has entered into prior to the FHFA’s appointment as conservator (or receiver should either firm go into default) if the FHFA, in its sole discretion determines that performance of the contract is burdensome and repudiation would promote the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. While the FHFA has indicated that it does not intend to repudiate the guaranty obligations of either entity, doing so could adversely affect holders of their mortgage-backed securities. For example, if a contract were repudiated, the liability for any direct compensatory damages would accrue to the entity’s conservatorship estate and could only be satisfied to the extent the estate had available assets. As a result, if interest payments on Fannie Mae or Freddie Mac mortgage-backed securities held by the fund were reduced because underlying borrowers failed to make payments or such payments were not advanced by a loan servicer, the fund’s only recourse

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might be against the conservatorship estate, which might not have sufficient assets to offset any shortfalls.

The FHFA, in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this; however, should it do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party.

Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against the FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the entity as trustee. However, under the Federal Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.

Pass-through securities — The fund may invest in various debt obligations backed by pools of mortgages, corporate loans or other assets including, but not limited to, residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. The risks of an investment in these obligations depend in part on the type of the collateral securing the obligations and the class of the instrument in which the fund invests. These securities include:

Mortgage-backed securities — These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies and the underlying mortgages are not subject to the same underwriting requirements. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Borrowers on the underlying mortgages are usually permitted to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments. In addition, delinquencies, losses or defaults by borrowers can adversely affect the prices and volatility of these securities. Such delinquencies and losses can be exacerbated by declining or flattening housing and property values. This, along with other outside pressures, such as bankruptcies and financial difficulties experienced by mortgage loan originators, decreased investor demand for mortgage loans and mortgage-related securities and increased investor demand for yield, can adversely affect the value and liquidity of mortgage-backed securities.

Collateralized mortgage obligations (CMOs) — CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of

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principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

Commercial mortgage-backed securities — These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities and may be more difficult to value.

Asset-backed securities — These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Obligors of the underlying assets also may make prepayments that can change effective maturities of the asset-backed securities. These securities may be less liquid and more difficult to value than other securities.

Collateralized bond obligations (CBOs) and collateralized loan obligations (CLOs) — A CBO is a trust typically backed by a diversified pool of fixed-income securities, which may include high risk, lower rated securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including lower rated loans. CBOs and CLOs may charge management fees and administrative expenses.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest and highest yielding portion is the “equity” tranche which bears the bulk of any default by the bonds or loans in the trust and is constructed to protect the other, more senior tranches from default. Since they are partially protected from defaults, the more senior tranches typically have higher ratings and lower yields than the underlying securities in the trust and can be rated investment grade. Despite the protection from the equity tranche, the more senior tranches can still experience substantial losses due to actual defaults of the underlying assets, increased sensitivity to defaults due to impairment of the collateral or the more junior tranches, market anticipation of defaults, as well as potential general aversions to CBO or CLO securities as a class. Normally, these securities are privately offered and sold, and thus, are not registered under the securities laws. CBOs and CLOs may be less liquid, may exhibit greater price volatility and may be more difficult to value than other securities.

“IOs” and “POs” are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only

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receive the principal payments (POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

Derivatives — In pursuing its investment objective, the fund may invest in derivative instruments. A derivative is a financial instrument, the value of which depends on, or is otherwise derived from, another underlying variable. Most often, the variable underlying a derivative is the price of a traded asset, such as a traditional cash security (e.g., a stock or bond), a currency or a commodity; however, the value of a derivative can be dependent on almost any variable, from the level of an index or a specified rate to the occurrence (or non-occurrence) of a credit event with respect to a specified reference asset. In addition to investing in forward currency contracts, as described above under “Currency transactions,” the fund may take positions in futures contracts and interest rate swaps, each of which is a derivative instrument described in greater detail below.

Derivative instruments may be distinguished by the manner in which they trade: some are standardized instruments that trade on an organized exchange while others are individually negotiated and traded in the over-the-counter (OTC) market. Derivatives also range broadly in complexity, from simple derivatives to more complex instruments. As a general matter, however, all derivatives — regardless of the manner in which they trade or their relative complexities — entail certain risks, some of which are different from, and potentially greater than, the risks associated with investing directly in traditional cash securities.

As is the case with traditional cash securities, derivative instruments are generally subject to counterparty credit risk; however, in some cases, derivatives may pose counterparty risks greater than those posed by cash securities. The use of derivatives involves the risk that a loss may be sustained by the fund as a result of the failure of the fund’s counterparty to make required payments or otherwise to comply with its contractual obligations. For some derivatives, though, the value of — and, in effect, the return on — the instrument may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a derivative instrument may result in losses. Further, if a fund’s counterparty were to default on its obligations, the fund’s contractual remedies against such counterparty may be subject to applicable bankruptcy and insolvency laws, which could affect the fund’s rights as a creditor and delay or impede the fund’s ability to receive the net amount of payments that it is contractually entitled to receive.

The value of some derivative instruments in which the fund invests may be particularly sensitive to changes in prevailing interest rates, currency exchange rates or other market conditions. Like the fund’s other investments, the ability of the fund to successfully utilize such derivative instruments may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors. The success of the fund’s derivative investment strategy will also depend on the investment adviser’s ability to assess and predict the impact of market or economic developments on the derivative instruments in which the fund invests, in some cases without having had the benefit of observing the performance of a derivative under all possible market conditions. If the investment adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, or if the investment adviser incorrectly predicts the impact of developments on a derivative instrument, the fund could be exposed to the risk of loss.

Certain derivatives may also be subject to liquidity and valuation risks. The potential lack of a liquid secondary market for a derivative (and, particularly, for an OTC derivative) may cause difficulty in valuing or selling the instrument. If a derivative transaction is particularly large or if the relevant market is illiquid, as is often the case with many privately-negotiated OTC derivatives, the fund may not be able to initiate a transaction or to liquidate a position at an advantageous time or price. Particularly when there is no liquid secondary market for the fund’s derivative positions, the fund may encounter

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difficulty in valuing such illiquid positions. The value of a derivative instrument does not always correlate perfectly with its underlying asset, rate or index, and many derivatives, and OTC derivatives in particular, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the fund.

Because certain derivative instruments may obligate the fund to make one or more potential future payments, which could significantly exceed the value of the fund’s initial investments in such instruments, derivative instruments may also have a leveraging effect on the fund’s portfolio. Certain derivatives have the potential for unlimited loss, irrespective of the size of the fund’s investment in the instrument. When a fund leverages its portfolio, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. In accordance with applicable regulatory requirements, the fund will generally segregate or earmark liquid assets, or enter into offsetting financial positions, to cover its obligations under derivative instruments, effectively limiting the risk of leveraging the fund’s portfolio. Because the fund is legally required to maintain asset coverage or offsetting positions in connection with leveraging derivative instruments, the fund’s investments in such derivatives may also require the fund to buy or sell portfolio securities at disadvantageous times or prices in order to comply with applicable requirements.

Futures — The fund may enter into futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. A futures contract is an agreement to buy or sell a security or other financial instrument (the “reference asset”) for a set price on a future date. Futures contracts are standardized, exchange-traded contracts, and, when a futures contract is bought or sold, the fund will incur brokerage fees and will be required to maintain margin deposits.

Unlike when the fund purchases or sells a security, such as a stock or bond, no price is paid or received by the fund upon the purchase or sale of a futures contract. When the fund enters into a futures contract, the fund is required to deposit with its futures broker, known as a futures commission merchant (FCM), a specified amount of liquid assets in a segregated account in the name of the FCM at the applicable derivatives clearinghouse or exchange. This amount, known as initial margin, is set by the futures exchange on which the contract is traded and may be significantly modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the fund upon termination of the contract, assuming all contractual obligations have been satisfied. Additionally, on a daily basis, the fund pays or receives cash, or variation margin, equal to the daily change in value of the futures contract. Variation margin does not represent a borrowing or loan by the fund but is instead a settlement between the fund and the FCM of the amount one party would owe the other if the futures contract expired. In computing daily net asset value, the fund will mark-to-market its open futures positions. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of the fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the fund. An event of bankruptcy or insolvency at a clearinghouse or exchange holding initial margin could also result in losses for the fund.

When the fund invests in futures contracts and deposits margin with an FCM, the fund becomes subject to so-called “fellow customer” risk – that is, the risk that one or more customers of the FCM will default on their obligations and that the resulting losses will be so great that the FCM will default on its obligations and margin posted by one customer, such as the fund, will be used to cover a loss caused by a different defaulting customer. Applicable rules generally prohibit the use of one customer’s funds to meet the obligations of another customer and limit the ability of an FCM to use margin posed by non-defaulting customers to satisfy losses caused by defaulting customers. As a general matter, an FCM is required to use its own funds to meet a defaulting customer’s obligations. While a customer’s loss would likely

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need to be substantial before non-defaulting customers would be exposed to loss on account of fellow customer risk, applicable rules nevertheless permit the commingling of margin and do not limit the mutualization of customer losses from investment losses, custodial failures, fraud or other causes. If the loss is so great that, notwithstanding the application of an FCM’s own funds, there is a shortfall in the amount of customer funds required to be held in segregation, the FCM could default and be placed into bankruptcy. Under these circumstances, bankruptcy law provides that non-defaulting customers will share pro rata in any shortfall. A shortfall in customer segregated funds may also make the transfer of the accounts of non-defaulting customers to another FCM more difficult.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the reference asset, in practice, most futures contracts are usually closed out before the delivery date by offsetting purchases or sales of matching futures contracts. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical reference asset and the same delivery date with the same FCM. If the offsetting purchase price is less than the original sale price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is more, the fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is less, the fund realizes a loss.

The fund is generally required to segregate liquid assets equivalent to the fund’s outstanding obligations under each futures contract. With respect to long positions in futures contracts that are not legally required to cash settle, the fund will segregate or earmark liquid assets in an amount equal to the contract price the fund will be required to pay on settlement less the amount of margin deposited with an FCM. For short positions in futures contracts that are not legally required to cash settle, the fund will segregate or earmark liquid assets in an amount that, when added to the amounts deposited with an FCM as margin, equals the market value of the reference asset underlying the futures contract. With respect to futures contracts that are required to cash settle, however, the fund is permitted to segregate or earmark liquid assets in an amount that, when added to the amounts deposited with an FCM as margin, equals the fund’s daily marked-to-market (net) obligation under the contract (i.e., the daily market value of the contract itself), if any; in other words, the fund may set aside its daily net liability, if any, rather than the notional value of the futures contract. By segregating or earmarking assets equal only to its net obligation under cash-settled futures, the fund may be able to utilize these contracts to a greater extent than if the fund were required to segregate or earmark assets equal to the full contract price or current market value of the futures contract. Such segregation of assets is intended to ensure that the fund has assets available to satisfy its obligations with respect to futures contracts and to limit any potential leveraging of the fund’s portfolio. However, segregation of liquid assets will not limit the fund’s exposure to loss. To maintain a sufficient amount of segregated assets, the fund may also have to sell less liquid portfolio securities at disadvantageous prices, and the earmarking of liquid assets will have the effect of limiting the fund’s ability to otherwise invest those assets in other securities or instruments.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying reference asset. Purchasing futures contracts will, therefore, tend to increase the fund’s exposure to positive and negative price fluctuations in the reference asset, much as if the fund had purchased the reference asset directly. When the fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the reference asset. Accordingly, selling futures contracts will tend to offset both positive and negative market price changes, much as if the reference asset had been sold.

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There is no assurance that a liquid market will exist for any particular futures contract at any particular time. Futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days, when the price fluctuation limit is reached and a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a futures contract is not liquid because of price fluctuation limits or other market conditions, the fund may be prevented from promptly liquidating unfavorable futures positions and the fund could be required to continue to hold a position until delivery or expiration regardless of changes in its value, potentially subjecting the fund to substantial losses. Additionally, the fund may not be able to take other actions or enter into other transactions to limit or reduce its exposure to the position. Under such circumstances, the fund would remain obligated to meet margin requirements until the position is cleared. As a result, the fund’s access to other assets held to cover its futures positions could also be impaired.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement and margin procedures that are different than those followed by futures exchanges in the United States. Futures contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to the fund. Margin requirements on foreign futures exchanges may be different than those of futures exchanges in the United States, and, because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuations.

Interest rate swaps — The fund may enter into interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is based on a designated short-term interest rate such as the London Interbank Offered Rate (LIBOR), prime rate or other benchmark. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The fund will generally segregate assets with a daily value at least equal to the excess, if any, of the fund’s accrued obligations under the swap agreement over the accrued amount the fund is entitled to receive under the agreement, less the value of any posted margin or collateral on deposit with respect to the position.

The use of interest rate swaps involves certain risks, including losses if interest rate changes are not correctly anticipated by the fund’s investment adviser. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards; however, if the counterparty’s creditworthiness deteriorates rapidly and the counterparty defaults on its obligations under the swap agreement or declares bankruptcy, the fund may lose any amount it expected to receive from the counterparty. Certain interest rate swap transactions are currently subject to mandatory central clearing or may be eligible for voluntary central clearing. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. Additionally, the term of an interest rate swap can be days, months or years and, as a result, certain swaps may be less liquid than others.

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Credit default swap indices — In order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks, the fund may invest in credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”). A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSIs transaction, one party — the protection buyer — is obligated to pay the other party — the protection seller — a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits. Also, if a restructuring credit event occurs in an iTraxx index, the fund as protection buyer may receive a single name credit default swap (CDS) contract representing the relevant constituent.

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction.

The use of CDSI, like all other swap agreements, is subject to certain risks, including the risk that the fund’s counterparty will default on its obligations. If such a default were to occur, any contractual remedies that the fund might have may be subject to applicable bankruptcy laws, which could delay or limit the fund’s recovery. Thus, if the fund’s counterparty to a CDSI transaction defaults on its obligation to make payments thereunder, the fund may lose such payments altogether or collect only a portion thereof, which collection could involve substantial costs or delays. Certain CDSI transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps.

Additionally, when the fund invests in a CDSI as a protection seller, the fund will be indirectly exposed to the creditworthiness of issuers of the underlying reference obligations in the index. If the investment adviser to the fund does not correctly evaluate the creditworthiness of issuers of the underlying instruments on which the CDSI is based, the investment could result in losses to the fund.

Pursuant to regulations and published positions of the U.S. Securities and Exchange Commission, the fund’s obligations under a CDSI agreement will be accrued daily and, where applicable, offset against any amounts owing to the fund. In connection with CDSI transactions in which the fund acts as protection buyer, the fund will segregate liquid assets with a value at least equal to the fund’s exposure (i.e., any accrued but unpaid net amounts owed by the fund to any counterparty), on a marked-to-market basis, less the value of any posted margin. When the fund acts as protection seller, the fund will segregate liquid assets with a value at least equal to the full notional amount of the swap, less the value of any posted margin. Such segregation is intended to ensure that the fund has assets available to satisfy its obligations

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with respect to CDSI transactions and to limit any potential leveraging of the fund’s portfolio. However, segregation of liquid assets will not limit the fund’s exposure to loss. To maintain this required margin, the fund may also have to sell portfolio securities at disadvantageous prices, and the earmarking of liquid assets will have the effect of limiting the fund’s ability to otherwise invest those assets in other securities or instruments.

Restricted or illiquid securities — The fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act”), or in a registered public offering. Restricted securities held by the fund are often eligible for resale under Rule 144A, an exemption under the 1933 Act allowing for resales to “Qualified Institutional Buyers.” Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the fund or cause it to incur additional administrative costs.

Some fund holdings (including some restricted securities) may be deemed illiquid if the fund expects that a reasonable portion of the holding cannot be sold in seven calendar days or less without the sale significantly changing the market value of the investment. The determination of whether a holding is considered illiquid is made by the fund’s adviser under a liquidity risk management program adopted by the fund’s board and administered by the fund’s adviser. The fund may incur significant additional costs in disposing of illiquid securities.

Forward commitment, when issued and delayed delivery transactions — The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund may enter into roll transactions, such as a mortgage dollar roll where the fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price. During the period between the sale and repurchase (the “roll period”), the fund forgoes principal and interest paid on the mortgage-backed securities. The fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”), if any, as well as by the interest earned on the cash proceeds of the initial sale. The fund could suffer a loss if the contracting party fails to perform the future transaction and the fund is therefore unable to buy back the mortgage-backed securities it initially sold. The fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold (e.g., greater prepayment risk). These transactions are accounted for as purchase and sale transactions, which increase the fund’s portfolio turnover rate.

With to be announced (TBA) transactions, the particular securities (i.e., specified mortgage pools) to be delivered or received are not identified at the trade date, but are “to be announced” at a later settlement date. However, securities to be delivered must meet specified criteria, including face value, coupon rate and maturity, and be within industry-accepted “good delivery” standards.

The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund’s aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater

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than its net assets subject to market risk). Should market values of the fund’s portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

Repurchase agreements — The fund may enter into repurchase agreements, or “repos”, under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased constitutes collateral for the repurchase obligation, a repo may be considered a loan by the fund that is collateralized by the security purchased. Repos permit the fund to maintain liquidity and earn income over periods of time as short as overnight.

The seller must maintain with a custodian collateral equal to at least the repurchase price, including accrued interest. In tri-party repos, a third party custodian, called a clearing bank, facilitates repo clearing and settlement, including by providing collateral management services. However, as an alternative to tri-party repos, the fund could enter into bilateral repos, where the parties themselves are responsible for settling transactions.

The fund will only enter into repos involving securities of the type in which it could otherwise invest. If the seller under the repo defaults, the fund may incur a loss if the value of the collateral securing the repo has declined and may incur disposition costs and delays in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

Cash and cash equivalents — The fund may hold cash or invest in cash equivalents. Cash equivalents include, but are not limited to: (a) shares of money market or similar funds managed by the investment adviser or its affiliates; (b) shares of other money market funds; (c) commercial paper; (d) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (e) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (f) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed, in one year or less; and (g) higher quality corporate bonds and notes that mature, or that may be redeemed, in one year or less.

Cash and cash equivalents may be denominated in U.S. dollars, non-U.S. currencies or multinational currency units.

Commercial paper — The fund may purchase commercial paper. Commercial paper refers to short-term promissory notes issued by a corporation to finance its current operations. Such securities normally have maturities of thirteen months or less and, though commercial paper is often unsecured, commercial paper may be supported by letters of credit, surety bonds or other forms of collateral. Maturing commercial paper issuances are usually repaid by the issuer from the proceeds of new commercial paper issuances. As a result, investment in commercial paper is subject to rollover risk, or the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper. Like all fixed income securities, commercial paper prices are susceptible to fluctuations in interest rates. If interest rates rise, commercial paper prices will decline and vice versa. However, the short-term nature of a commercial paper investment makes it less susceptible to volatility than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper tends to yield smaller returns than longer-term corporate debt because securities with shorter maturities typically have lower effective yields than those with longer

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maturities. As with all fixed income securities, there is a chance that the issuer will default on its commercial paper obligations and commercial paper may become illiquid or suffer from reduced liquidity in these or other situations.

Commercial paper in which the fund may invest includes commercial paper issued in reliance on the exemption from registration afforded by Section 4(a)(2) of the 1933 Act. Section 4(a)(2) commercial paper has substantially the same price and liquidity characteristics as commercial paper generally, except that the resale of Section 4(a)(2) commercial paper is limited to institutional investors who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Technically, such a restriction on resale renders Section 4(a)(2) commercial paper a restricted security under the 1933 Act. In practice, however, Section 4(a)(2) commercial paper typically can be resold as easily as any other unrestricted security held by the fund. Accordingly, Section 4(a)(2) commercial paper has been generally determined to be liquid under procedures adopted by the fund’s board of trustees.

Variable and floating rate obligations — The interest rates payable on certain securities and other instruments in which the fund may invest may not be fixed but may fluctuate based upon changes in market interest rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market interest rates or credit ratings. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares.

The London Interbank Offered Rate (“LIBOR”) is one of the most widely used interest rate benchmarks and is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On July 27, 2017, the U.K. Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade or compel banks to submit rates for the calculation of LIBOR after 2021. As a result, post-2021, LIBOR may no longer be available or may no longer be deemed an appropriate reference rate upon which to determine the interest rate on certain loans, bonds, derivatives and other instruments in the fund’s portfolio. In light of this eventuality, public and private sector industry initiatives are currently underway to identify new or alternative reference rates to be used in place of LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. This, in turn, may affect the value or return on certain of the fund’s investments, result in costs incurred in connection with closing out positions and entering into new trades and reduce the effectiveness of related fund transactions such as hedges. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. Relatedly, there are outstanding contracts governing bonds and other instruments which reference LIBOR that are due to mature beyond the end of 2021. These “legacy contracts” will need to be transitioned to an alternative reference rate, and a failure to do so may adversely impact the security (for example, under existing contract language the instrument could fall back to a fixed rate or have no fallback rate) and create contractual uncertainty, as well as market and litigation risk. These risks may also apply with respect to potential changes in connection with other interbank offering rates (e.g., Euribor) and other indices, rates and values that may be used as “benchmarks” and are the subject of recent regulatory reform.

Warrants and rights — Warrants and rights may be acquired by the fund in connection with other securities or separately. Warrants generally entitle, but do not obligate, their holder to purchase other equity or fixed income securities at a specified price at a later date. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing holders of its stock to provide those holders the right to purchase additional shares of stock at a later date. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle

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their holder to purchase, and they do not represent any rights in the assets of the issuing company. Additionally, a warrant or right ceases to have value if it is not exercised prior to its expiration date. As a result, warrants and rights may be considered more speculative than certain other types of investments. Changes in the value of a warrant or right do not necessarily correspond to changes in the value of its underlying security. The price of a warrant or right may be more volatile than the price of its underlying security, and they therefore present greater potential for capital appreciation and capital loss. The effective price paid for warrants or rights added to the subscription price of the related security may exceed the value of the subscribed security’s market price, such as when there is no movement in the price of the underlying security. The market for warrants or rights may be very limited and it may be difficult to sell them promptly at an acceptable price.

Loan assignments and participations — The fund may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively “borrowers”). The investment adviser defines debt securities to include investments in loans, such as loan assignments and participations. Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower’s assets and liabilities (recapitalizations), to merge with or acquire another company (mergers and acquisitions), to take control of another company (leveraged buy-outs), to provide temporary financing (bridge loans), or for other corporate purposes. Most corporate loans are variable or floating rate obligations.

Some loans may be secured in whole or in part by assets or other collateral. In other cases, loans may be unsecured or may become undersecured by declines in the value of assets or other collateral securing such loan. The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest. Loans made to highly leveraged borrowers may be especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default.

Some loans may represent revolving credit facilities or delayed funding loans, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the fund is committed to advance additional funds, the fund will segregate assets determined to be liquid in an amount sufficient to meet such commitments.

Some loans may represent debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. Such financings constitute senior liens on unencumbered collateral (i.e., collateral not subject to other creditors’ claims). There is a risk that the entity will not emerge from Chapter 11 and will be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, the fund’s only recourse will be against the collateral securing the DIP financing.

The investment adviser generally makes investment decisions based on publicly available information, but may rely on non-public information if necessary. Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general. The investment adviser generally chooses not to receive this information. As a result, the investment adviser may be at a disadvantage compared to other investors that may receive such information. The investment adviser’s decision not to receive material, non-public information may impact the investment adviser’s ability to assess a borrower’s requests for amendments or waivers of provisions in the loan agreement. However, the investment adviser may on a case-by-case basis decide to receive such information when it deems prudent. In these situations the investment adviser may be restricted from trading the loan or

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buying or selling other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

The fund normally acquires loan obligations through an assignment from another lender, but also may acquire loan obligations by purchasing participation interests from lenders or other holders of the interests. When the fund purchases assignments, it acquires direct contractual rights against the borrower on the loan. The fund acquires the right to receive principal and interest payments directly from the borrower and to enforce its rights as a lender directly against the borrower. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Loan assignments are often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the purchase of a loan. Risks may also arise due to the inability of the agent to meet its obligations under the loan agreement.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. The fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation and the fund will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies. As a result, the fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Loan assignments and participations are generally subject to legal or contractual restrictions on resale and are not currently listed on any securities exchange or automatic quotation system. Risks may arise due to delayed settlements of loan assignments and participations. The investment adviser expects that most loan assignments and participations purchased for the fund will trade on a secondary market. However, although secondary markets for investments in loans are growing among institutional investors, a limited number of investors may be interested in a specific loan. It is possible that loan participations, in particular, could be sold only to a limited number of institutional investors. If there is no active secondary market for a particular loan, it may be difficult for the investment adviser to sell the fund’s interest in such loan at a price that is acceptable to it and to obtain pricing information on such loan.

Investments in loan participations and assignments present the possibility that the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by securities laws.

Investing in smaller capitalization stocks — The fund may invest in the stocks of smaller capitalization companies. Investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets or financial resources, may be dependent on one or a few key persons for management and can be more susceptible to losses. Also, their securities may be less liquid or illiquid (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be

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followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.

Equity securities — Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Holders of equity securities are not creditors of the issuer. If an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund’s ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

Nondiversification — The fund is a nondiversified investment company which allows the fund to invest a greater percentage of its assets in any one issuer than a diversified investment company. For the fund to be considered a “diversified“ investment company under the Investment Company Act of 1940, as amended, the fund with respect to 75% of its total assets, would be required to limit its investment in any one issuer (other than the U.S. government) to 5% of the market value of the total assets of the fund or to 10% of the outstanding voting securities of such issuer. However, such a diversification limitation would reduce the extent to which the fund could concentrate its investments in securities of governmental issuers outside the United States, which are generally considered to be of higher credit quality than are securities of private issuers domiciled outside the United States. Accordingly, such a diversification limitation might increase the fund's investment risk. Although the fund is nondiversified, it has no current intention of investing more than 5% of its assets in securities of any one corporate issuer. In addition, the fund intends to comply with the diversification and other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies so that the fund will not be subject to U.S. taxes on the net investment income and net capital gains that it distributes to its shareholders. (See “Taxes and Distributions.”)

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Cybersecurity risks — With the increased use of technologies such as the Internet to conduct business, the fund has become potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things, infection by computer viruses or other malicious software code or unauthorized access to the fund’s digital information systems, networks or devices through “hacking” or other means, in each case for the purpose of misappropriating assets or sensitive information (including, for example, personal shareholder information), corrupting data or causing operational disruption or failures in the physical infrastructure or operating systems that support the fund. Cybersecurity risks also include the risk of losses of service resulting from external attacks that do not require unauthorized access to the fund’s systems, networks or devices. For example, denial-of-service attacks on the investment adviser’s or an affiliate’s website could effectively render the fund’s network services unavailable to fund shareholders and other intended end-users. Any such cybersecurity breaches or losses of service may cause the fund to lose proprietary information, suffer data corruption or lose operational capacity, which, in turn, could cause the fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. While the fund and its investment adviser have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for.

In addition, cybersecurity failures by or breaches of the fund’s third-party service providers (including, but not limited to, the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries) may disrupt the business operations of the service providers and of the fund, potentially resulting in financial losses, the inability of fund shareholders to transact business with the fund and of the fund to process transactions, the inability of the fund to calculate its net asset value, violations of applicable privacy and other laws, rules and regulations, regulatory fines, penalties, reputational damage, reimbursement or other compensatory costs and/or additional compliance costs associated with implementation of any corrective measures. The fund and its shareholders could be negatively impacted as a result of any such cybersecurity breaches, and there can be no assurance that the fund will not suffer losses relating to cybersecurity attacks or other informational security breaches affecting the fund’s third-party service providers in the future, particularly as the fund cannot control any cybersecurity plans or systems implemented by such service providers.

Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

Interfund borrowing and lending — Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, the fund may lend money to, and borrow money from, other funds advised by Capital Research and Management Company or its affiliates. The fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. The fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. The fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

* * * * * *

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Portfolio turnover — The fund will attempt to take prompt advantage of market conditions and as a result may at times have a high rate of portfolio turnover relative to many other mutual funds. The fund may dispose of any security at any time, and it is the fund’s intention to take either short- or long-term profits or losses consistent with its objective and sound investment practice, and when such action would not impair the fund’s tax status. Portfolio changes will be made without regard to the length of time particular investments may have been held. Higher portfolio turnover (100% or more) may involve correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored.

Fixed income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

The fund’s portfolio turnover rates for the fiscal years ended December 31, 2019 and 2018 were 163% and 128%, respectively. The increase in turnover was due to increased trading activity during the period. The fund’s portfolio turnover rate excluding mortgage dollar roll transactions for the fiscal year ended December 31, 2019 was 120%. See “Forward commitment, when issued and delayed delivery transactions” above for more information on mortgage dollar rolls. The portfolio turnover rate would equal 100% if each security in a fund’s portfolio were replaced once per year. See “Financial highlights” in the prospectus for the fund’s annual portfolio turnover rate for each of the two fiscal years ended September 30, 2016, the three months ended December 31, 2016 and the three fiscal years ended December 31, 2019.

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Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on the fund’s net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing the fund, the fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The fund has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

1. Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not:

a. Borrow money;

b. Issue senior securities;

c. Underwrite the securities of other issuers;

d. Purchase or sell real estate or commodities;

e. Make loans; or

f. Purchase the securities of any issuer if, as a result of such purchase, the fund’s investments would be concentrated in any particular industry.

2. The fund may not invest in companies for the purpose of exercising control or management.

Nonfundamental policies — The following policy may be changed without shareholder approval:

The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

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Additional information about the fund’s policies — The information below is not part of the fund’s fundamental or nonfundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the fund. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33-1/3% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). The percentage limitations in this policy are considered at the time of borrowing and thereafter.

For purposes of fundamental policies 1a and 1e, the fund may borrow money from, or loan money to, other funds managed by Capital Research and Management Company or its affiliates to the extent permitted by applicable law and an exemptive order issued by the SEC.

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, to the extent the fund covers its commitments under certain types of agreements and transactions, including derivatives, mortgage-dollar-roll transactions, sale-buybacks, when-issued, delayed-delivery, or forward commitment transactions, and other similar trading practices, by segregating or earmarking liquid assets equal in value to the amount of the fund’s commitment (in accordance with applicable SEC or SEC staff guidance), such agreement or transaction will not be considered a senior security by the fund.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objectives and strategies.

For purposes of fundamental policy 1e, the fund may not lend more than 33-1/3% of its total assets, provided that this limitation shall not apply to the fund’s purchase of debt obligations.

For purposes of fundamental policy 1f, the fund may not invest more than 25% of its total assets in the securities of issuers in a particular industry. This policy does not apply to investments in securities of the U.S. government, its agencies or government sponsored enterprises or repurchase agreements with respect thereto.

Capital World Bond Fund — Page 29

Management of the fund

Board of trustees and officers

Independent trustees1

The fund’s nominating and governance committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the fund’s service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The fund seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the fund’s board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the fund’s independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the fund’s registration statement.

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Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
William H. Baribault, 1945 Trustee (2010)	Chairman of the Board and CEO, Oakwood Advisors (private investment and consulting); former CEO and President, Richard Nixon Foundation	89	General Finance Corporation	· Service as chief executive officer for multiple companies · Corporate board experience · Service on advisory and trustee boards for charitable, educational and nonprofit organizations
James G. Ellis, 1947 Trustee (2006)	Professor of Marketing and former Dean, Marshall School of Business, University of Southern California	98	Mercury General Corporation	· Service as chief executive officer for multiple companies · Corporate board experience · Service on advisory and trustee boards for charitable, municipal and nonprofit organizations · MBA
Nariman Farvardin, 1956 Trustee (2018)	President, Stevens Institute of Technology	86	None

· Senior management experience, educational institution

· Corporate board experience

· Professor, electrical and computer engineering

· Service on advisory boards and councils for educational, nonprofit and governmental organizations

· MS, PhD, electrical engineering

Capital World Bond Fund — Page 31

Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Mary Davis Holt, 1950 Trustee (2015-2016; 2017)	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	86	None

· Service as chief operations officer, global media company

· Senior corporate management experience

· Corporate board experience

· Service on advisory and trustee boards for educational, business and nonprofit organizations

· MBA

R. Clark Hooper, 1946 Trustee (2005)	Private investor	89	Former director of The Swiss Helvetia Fund, Inc. (until 2016)	· Senior regulatory and management experience, National Association of Securities Dealers (now FINRA) · Service on trustee boards for charitable, educational and nonprofit organizations
Merit E. Janow, 1958 Trustee (2010)	Dean and Professor, Columbia University, School of International and Public Affairs	88	Mastercard Incorporated; Trimble Inc. Former director of The NASDAQ Stock Market LLC (until 2016)

· Service with Office of the U.S. Trade Representative and U.S. Department of Justice

· Corporate board experience

· Service on advisory and trustee boards for charitable, educational and nonprofit organizations

· Experience as corporate lawyer

· JD

Capital World Bond Fund — Page 32

Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Margaret Spellings, 1957 Chairman of the Board (Independent and Non-Executive) (2010)	President and CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina; former President, George W. Bush Foundation	90	Former director of ClubCorp Holdings, Inc. (until 2017)

· Former U.S. Secretary of Education, U.S. Department of Education

· Former Assistant to the President for Domestic Policy, The White House

· Former senior advisor to the Governor of Texas

· Service on advisory and trustee boards for charitable and nonprofit organizations

Alexandra Trower, 1964 Trustee (2019)	Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	85	None	· Service on trustee boards for charitable and nonprofit organizations · Senior corporate management experience · Branding
Paul S. Williams, 1959 Trustee (2020)	Former Partner/Managing Director, Major, Lindsey & Africa (executive recruiting firm)	85

Compass Minerals, Inc. (producer of salt and specialty fertilizers)

Former director of State Auto Financial Corp. (property and casualty insurance company) (until 2015); Bob Evans Farms, Inc. (restaurant company) (until 2017); Essendant, Inc. (business products wholesaler) (until 2019)

· Senior corporate management experience

· Corporate board experience

· Corporate governance experience

· Service on trustee boards for charitable and educational nonprofit organizations

· Securities law expertise

· JD

Capital World Bond Fund — Page 33

Interested trustee(s)4,5

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers and/or directors of Capital Research and Management Company or its affiliates. Such management roles with the fund’s service providers also permit the interested trustees to make a significant contribution to the fund’s board.

Name, year of birth and position with fund (year first elected as a trustee/officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years
Michael C. Gitlin, 1970 Trustee (2015)	Vice Chairman and Director, Capital Research and Management Company; Partner – Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.*; served as Head of Fixed Income at a large investment management firm prior to joining Capital Research and Management Company in 2015	85	None
Karl J. Zeile, 1966 Trustee (2019)	Partner – Capital Fixed Income Investors, Capital Research and Management Company	20	None

Capital World Bond Fund — Page 34

Other officers5

Name, year of birth and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund
Thomas H. Høgh, 1963 President (2001)	Partner – Capital Fixed Income Investors, Capital Research Company*
Kristine M. Nishiyama, 1970 Executive Vice President (2003)	Senior Vice President and Senior Counsel – Fund Business Management Group, Capital Research and Management Company; Chair, Senior Vice President, General Counsel and Director, Capital Bank and Trust Company*

Robert H. Neithart, 1965 Senior Vice President (2011)	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Partner – Capital Fixed Income Investors, Capital Bank and Trust Company*; Chairman of the Board, Capital Strategy Research, Inc.*
Andrew A. Cormack, 1982 Vice President (2019)	Vice President – Capital Fixed Income Investors, Capital Research Company*
Steven I. Koszalka, 1964 Secretary (2010)	Vice President – Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Treasurer (2012)	Vice President – Investment Operations, Capital Research and Management Company
Jane Y. Chung, 1974 Assistant Secretary (2014)	Associate – Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer (2019)	Assistant Vice President – Investment Operations, Capital Research and Management Company
Gregory F. Niland, 1971 Assistant Treasurer (2015)	Vice President - Investment Operations, Capital Research and Management Company

* Company affiliated with Capital Research and Management Company.

1 The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the 1940 Act.

2 Trustees and officers of the fund serve until their resignation, removal or retirement.

3 This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a director/trustee of a public company or a registered investment company. Unless otherwise noted, all directorships/trusteeships are current.

4 The term interested trustee refers to a trustee who is an “interested person” of the fund within the meaning of the 1940 Act, on the basis of his or her affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).

5 All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

The address for all trustees and officers of the fund is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

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Fund shares owned by trustees as of December 31, 2019:

Name	Dollar range[1,2] of fund shares owned	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee	Dollar range[1,2] of independent trustees deferred compensation[3] allocated to fund	Aggregate dollar range[1,2] of independent trustees deferred compensation[3] allocated to all funds within American Funds family overseen by trustee
Independent trustees
William H. Baribault	None	Over $100,000	N/A	Over $100,000
James G. Ellis	$10,001 – $50,000	Over $100,000	N/A	N/A
Nariman Farvardin	None	Over $100,000	N/A	Over $100,000
Mary Davis Holt	None	Over $100,000	N/A	N/A
R. Clark Hooper	$10,001 – $50,000	Over $100,000	N/A	Over $100,000
Merit E. Janow	None	Over $100,000	N/A	N/A
Margaret Spellings	None	Over $100,000	$50,001 – $100,000	Over $100,000
Alexandra Trower	None	Over $100,000	N/A	Over $100,000
Paul S. Williams[4]	N/A	Over $100,000	N/A	N/A

Name	Dollar range[1,2] of fund shares owned	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee
Interested trustees
Michael C. Gitlin	Over $100,000	Over $100,000
Karl J. Zeile	$50,001 – $100,000	Over $100,000

1 Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000. The amounts listed for interested trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.

2 N/A indicates that the listed individual, as of December 31, 2019, was not a trustee of a particular fund, did not allocate deferred compensation to the fund or did not participate in the deferred compensation plan.

3 Eligible trustees may defer their compensation under a nonqualified deferred compensation plan. Amounts deferred by the trustee accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustee.

4 Mr. Williams was elected to the board effective January 2, 2020. Information is as of January 31, 2020.

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Trustee compensation — No compensation is paid by the fund to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. Except for the independent trustees listed in the “Board of trustees and officers — Independent trustees” table under the “Management of the fund” section in this statement of additional information, all other officers and trustees of the fund are directors, officers or employees of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a “board cluster”). The fund typically pays each independent trustee an annual retainer fee based primarily on the total number of board clusters on which that independent trustee serves.

In addition, the fund generally pays independent trustees attendance and other fees for meetings of the board and its committees. Board and committee chairs receive additional fees for their services.

Independent trustees also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The fund and the other funds served by each independent trustee each pay a portion of these attendance fees.

No pension or retirement benefits are accrued as part of fund expenses. Independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the independent trustees.

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Trustee compensation earned during the fiscal year ended December 31, 2019:

Name	Aggregate compensation (including voluntarily deferred compensation1) from the fund	Total compensation (including voluntarily deferred compensation1) from all funds managed by Capital Research and Management Company or its affiliates
William H. Baribault	$ 7,042	$398,000
James G. Ellis	7,217	480,500
Nariman Farvardin[2]	6,949	346,200
Mary Davis Holt	7,042	336,700
R. Clark Hooper[2]	6,469	416,175
Merit E. Janow	6,994	378,000
Laurel B. Mitchell	6,035	274,252
Margaret Spellings[2]	7,374	469,975
Alexandra Trower[2]	9,480	301,000
Paul S. Williams (service began January 2, 2020)	N/A	N/A

1 Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended December 31, 2019 does not include earnings on amounts deferred in previous fiscal years. See footnote 2 to this table for more information.

2 Since the deferred compensation plan’s adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the end of the 2019 fiscal year for participating trustees is as follows: William H. Baribault ($1,753), Nariman Farvardin ($17,563), R. Clark Hooper ($10,883), Margaret Spellings ($22,880) and Alexandra Trower ($10,252). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the trustees.

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Fund organization and the board of trustees — The fund, an open-end, non-diversified management investment company, was organized as a Maryland corporation on June 8, 1987, and reorganized as a Delaware statutory trust on December 1, 2010. All fund operations are supervised by the fund’s board of trustees which meets periodically and performs duties required by applicable state and federal laws.

Delaware law charges trustees with the duty of managing the business affairs of the trust. Trustees are considered to be fiduciaries of the trust and owe duties of care and loyalty to the trust and its shareholders.

The fund has several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the fund’s rule 18f-3 Plan. Each class’ shareholders have exclusive voting rights with respect to the respective class’ rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that 529 college savings plan account owners invested in Class 529 shares are not shareholders of the fund and, accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund’s Class 529 shares, Virginia College Savings PlanSM (Virginia529SM) will vote any proxies relating to the fund’s Class 529 shares. In addition, the trustees have the authority to establish new series and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.

The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned.

The fund’s agreement and declaration of trust and by-laws, as well as separate indemnification agreements with independent trustees, provide in effect that, subject to certain conditions, the fund will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Removal of trustees by shareholders — At any meeting of shareholders, duly called and at which a quorum is present, shareholders may, by the affirmative vote of the holders of two-thirds of the votes entitled to be cast, remove any trustee from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed trustees. In addition, the trustees of the fund will promptly call a meeting of shareholders for the purpose of voting upon the removal of any trustees when requested in writing to do so by the record holders of at least 10% of the outstanding shares.

Leadership structure — The board’s chair is currently an independent trustee who is not an “interested person” of the fund within the meaning of the 1940 Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving board meeting schedules and agendas, leading meetings of the independent trustees in executive session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for fund management and counsel to the independent trustees and the fund.

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Risk oversight — Day-to-day management of the fund, including risk management, is the responsibility of the fund’s contractual service providers, including the fund’s investment adviser, principal underwriter/distributor and transfer agent. Each of these entities is responsible for specific portions of the fund’s operations, including the processes and associated risks relating to the fund’s investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use to manage relevant risks. In that regard, the board receives reports regarding the operations of the fund’s service providers, including risks. For example, the board receives reports from investment professionals regarding risks related to the fund’s investments and trading. The board also receives compliance reports from the fund’s and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the fund’s board, which are comprised of independent board members, none of whom is an “interested person” of the fund within the meaning of the 1940 Act, as well as joint committees of independent board members of funds managed by Capital Research and Management Company, also explore risk management procedures in particular areas and then report back to the full board. For example, the fund’s audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls. Similarly, a joint review and advisory committee oversees certain risk controls relating to the fund’s transfer agency services.

Not all risks that may affect the fund can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the fund’s objectives. As a result of the foregoing and other factors, the ability of the fund’s service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees — The fund has an audit committee comprised of William H. Baribault, James G. Ellis, Mary Davis Holt and Paul S. Williams. The committee provides oversight regarding the fund’s accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund’s principal service providers. The committee acts as a liaison between the fund’s independent registered public accounting firm and the full board of trustees. The audit committee held five meetings during the 2019 fiscal year.

The fund has a contracts committee comprised of all of its independent board members. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser’s affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. The contracts committee held one meeting during the 2019 fiscal year.

The fund has a nominating and governance committee comprised of Nariman Farvardin, R. Clark Hooper, Merit E. Janow, Margaret Spellings and Alexandra Trower. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the fund, addressed to the fund’s secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. The nominating and governance committee held two meetings during the 2019 fiscal year.

Capital World Bond Fund — Page 40

The independent board members of the fund have oversight responsibility for the fund and certain other funds managed by the investment adviser. As part of their oversight responsibility for these funds, each independent board member sits on one of three fund review committees comprised solely of independent board members. The three committees are divided by portfolio type. Each committee functions independently and is not a decision making body. The purpose of the committees is to assist the board of each fund in the oversight of the investment management services provided by the investment adviser. In addition to regularly monitoring and reviewing investment results, investment activities and strategies used to manage the fund’s assets, the committees also receive reports from the investment adviser’s Principal Investment Officers for the funds, portfolio managers and other investment personnel concerning efforts to achieve the fund’s investment objectives. Each committee reports to the full board of the fund.

Proxy voting procedures and principles — The fund’s investment adviser, in consultation with the fund’s board, has adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the fund, other American Funds and American Funds Insurance Series. The complete text of these principles is available at capitalgroup.com. Proxies are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the funds’ boards. The boards of American Funds have established a Joint Proxy Committee (“JPC”) composed of independent board members from each American Funds board. The JPC’s role is to facilitate appropriate oversight of the proxy voting process and provide valuable input on corporate governance and related matters.

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds’ understanding of the company’s business, its management and its relationship with shareholders over time.

The investment adviser seeks to vote all U.S. proxies; however, in certain circumstances it may be impracticable or impossible to do so. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. Certain regulators have granted investment limit relief to the investment adviser and its affiliates, conditioned upon limiting its voting power to specific voting ceilings. To comply with these voting ceilings, the investment adviser will scale back its votes across all funds and clients on a pro-rata basis based on assets. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A notation of any potential conflicts of interest also is included in the summary (see below for a description of Capital Research and Management Company’s special review procedures).

For proxies of securities managed by a particular equity investment division of the investment adviser, the initial voting recommendation is made by one or more of the division’s investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst or other individual with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision. In cases where a fund is co-managed and a security is held by more than one of the investment adviser’s equity investment divisions, the divisions may develop different voting recommendations for individual ballot proposals. If this occurs, and if permitted by local market conventions, the fund’s position will generally be voted proportionally by divisional holding, according to their respective decisions. Otherwise, the outcome will be determined by the equity investment division or divisions with the larger position in the security as of the record date for the shareholder meeting.

Capital World Bond Fund — Page 41

In addition to its proprietary proxy voting, governance and executive compensation research, Capital Research and Management Company may utilize research provided by Institutional Shareholder Services, Glass-Lewis & Co. or other third-party advisory firms on a case-by-case basis. It does not, as a policy, follow the voting recommendations provided by these firms. It periodically assesses the information provided by the advisory firms and reports to the JPC, as appropriate.

From time to time the investment adviser may vote proxies issued by, or on proposals sponsored or publicly supported by (a) a client with substantial assets managed by the investment adviser or its affiliates, (b) an entity with a significant business relationship with Capital Group, or (c) a company with a director of an American Fund on its board (each referred to as an “Interested Party”). Other persons or entities may also be deemed an Interested Party if facts or circumstances appear to give rise to a potential conflict. The investment adviser analyzes these proxies and proposals on their merits and does not consider these relationships when casting its vote.

The investment adviser has developed procedures to identify and address instances where a vote could appear to be influenced by such a relationship. Under the procedures, prior to a final vote being cast by the investment adviser, the relevant proxy committees’ voting results for proxies issued by Interested Parties are reviewed by a Special Review Committee (“SRC”) of the investment division voting the proxy if the vote was in favor of the Interested Party.

If a potential conflict is identified according to the procedure above, the SRC will be provided with a summary of any relevant communications with the Interested Party, the rationale for the voting decision, information on the organization’s relationship with the party and any other pertinent information. The SRC will evaluate the information and determine whether the decision was in the best interest of fund shareholders. It will then accept or override the voting decision or determine alternative action. The SRC includes senior investment professionals and legal and compliance professionals.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of such year (a) without charge, upon request by calling American Funds Service Company at (800) 421-4225, (b) on the Capital Group website and (c) on the SEC’s website at sec.gov.

The following summary sets forth the general positions of American Funds, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the Capital Group website.

Director matters — The election of a company’s slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders or if, in the opinion of the investment adviser, such nominee has not fulfilled his or her fiduciary duty. Separation of the chairman and CEO positions also may be supported.

Governance provisions — Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors’ sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

Capital World Bond Fund — Page 42

Shareholder rights — Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.

Compensation and benefit plans — Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

Routine matters — The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management’s recommendations unless circumstances indicate otherwise.

Capital World Bond Fund — Page 43

Principal fund shareholders — The following table identifies those investors who own of record, or are known by the fund to own beneficially, 5% or more of any class of its shares as of the opening of business on October 1, 2020. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE
EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS OMNIBUS ACCOUNT SAINT LOUIS MO	RECORD	CLASS A	46.39%
		CLASS C	10.49
		CLASS F-1	5.55
		CLASS F-3	61.20
		CLASS 529-A	10.33
		CLASS 529-C	6.22

PERSHING LLC OMNIBUS ACCOUNT JERSEY CITY NJ	RECORD	CLASS A	7.94
		CLASS C	9.23
		CLASS F-1	9.76
		CLASS F-2	30.11
		CLASS F-3	11.08
		CLASS 529-F-1	6.07

CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FOR EXCLUSIVE BENEFIT OF CUSTOMERS - RIA ACCT #1 SAN FRANCISCO CA	RECORD	CLASS F-1	11.27

NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS OMNIBUS ACCOUNT JERSEY CITY NJ	RECORD	CLASS F-1	9.83
		CLASS F-2	18.43
		CLASS F-3	13.21

WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER SAINT LOUIS MO	RECORD	CLASS F-1	5.64
		CLASS F-2	5.99

RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCOUNT ST PETERSBURG FL	RECORD	CLASS F-2	7.78
		CLASS 529-C	6.07

LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- SAN DIEGO CA	RECORD	CLASS F-2	5.35

MORGAN STANLEY SMITH BARNEY LLC FOR THE BENEFIT OF ITS CUSTOMERS OMNIBUS ACCOUNT NEW YORK NY	RECORD	CLASS F-2	5.15
		CLASS 529-A	8.12
		CLASS 529-C	10.87
		CLASS 529-E	6.84

Capital World Bond Fund — Page 44

NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE
CHARLES SCHWAB & CO INC OMNIBUS ACCOUNT #2 SAN FRANCISCO CA	RECORD	CLASS F-3	7.33

DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS DES MOINES IA	RECORD	CLASS R-1	12.88

SEATTLE SCHOOL DISTRICT WA 403B PLAN DENVER CO	RECORD BENEFICIAL	CLASS R-1	8.50

CD TILE & STONE INC 401K PLAN GREENWOOD VLG CO	RECORD BENEFICIAL	CLASS R-2E	7.15

ADP ACCESS PRODUCT 401K PLAN BOSTON MA	RECORD BENEFICIAL	CLASS R-2E	6.60

SUMMIT HEALTHCARE SERVICES INC 401K PLAN GREENWOOD VLG CO	RECORD BENEFICIAL	CLASS R-2E	5.86

EVANS MANUFACTURING INC 401K PLAN GREENWOOD VLG CO	RECORD BENEFICIAL	CLASS R-2E	5.29

NATIONWIDE TRUST COMPANY FSB COLUMBUS OH	RECORD	CLASS R-3	5.45
		CLASS R-5	6.92

CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FOR EXCLUSIVE BENEFIT OF CUSTOMERS - REINVEST AC #3 SAN FRANCISCO CA	RECORD	CLASS R-4	5.57

NORTHERN CALIFORNIA PIPE TRADES LOCAL 401K PLAN PHOENIX AZ	RECORD BENEFICIAL	CLASS R-5	28.84

FIRST COLONIAL FAMILY PRACTICE CENTER 401K PLAN ENGLEWOOD CO	RECORD BENEFICIAL	CLASS R-5E	10.79

Capital World Bond Fund — Page 45

NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE
AMERICAN FUNDS 2030 TARGET DATE RETIREMENT FUND NORFOLK VA	RECORD	CLASS R-6	29.39

AMERICAN FUNDS 2025 TARGET DATE RETIREMENT FUND NORFOLK VA	RECORD	CLASS R-6	27.69

AMERICAN FUNDS 2020 TARGET DATE RETIREMENT FUND NORFOLK VA	RECORD	CLASS R-6	17.89

AMERICAN FUNDS 2015 TARGET DATE RETIREMENT FUND NORFOLK VA	RECORD	CLASS R-6	5.50

Because Class T and Class 529-T shares are not currently offered to the public, Capital Research and Management Company, the fund’s investment adviser, owns 100% of the fund‘s outstanding Class T and Class 529-T shares.

As of October 1, 2020, the officers and trustees of the fund, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

Unless otherwise noted, references in this statement of additional information to Class F shares, Class R shares or Class 529 shares refer to all F share classes, all R share classes or all 529 share classes, respectively.

Capital World Bond Fund — Page 46

Investment adviser — Capital Research and Management Company, the fund’s investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Beijing, Geneva, Hong Kong, London, Los Angeles, Mumbai, New York, San Francisco, Singapore, Tokyo and Washington, D.C.). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital Research and Management Company manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another. Portfolio managers in Capital International Investors rely on a research team that also provides investment services to institutional clients and other accounts advised by affiliates of Capital Research and Management Company. The investment adviser, which is deemed under the Commodity Exchange Act (the “CEA”) to be the operator of the fund, has claimed an exclusion from the definition of the term commodity pool operator under the CEA with respect to the fund and, therefore, is not subject to registration or regulation as such under the CEA with respect to the fund.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

Compensation of investment professionals — As described in the prospectus, the investment adviser uses a system of multiple portfolio managers in managing fund assets. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio within their research coverage.

Portfolio managers and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent one-, three-, five- and eight-year periods, with increasing weight placed on each succeeding measurement period. For portfolio managers, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation. The investment results of each of the fund’s portfolio managers may be measured against one or more benchmarks, depending on his or her investment focus, such as: Bloomberg Barclays Global Aggregate Index, a custom average consisting of one share class per fund of global income funds that disclose investment objectives and strategies comparable to those of the fund, Bloomberg Barclays U.S. Corporate High Yield Index 2% Issuer Cap and a custom average consisting of one share class per fund of high yield funds that disclose investment objectives and strategies comparable to those of the fund. From time to time, Capital Research and Management Company may adjust or customize these benchmarks to better reflect the universe of comparably managed funds of competitive investment management firms.

Capital World Bond Fund — Page 47

Portfolio manager fund holdings and other managed accounts — As described below, portfolio managers may personally own shares of the fund. In addition, portfolio managers may manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

The following table reflects information as of December 31, 2019:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
Thomas H. Høgh	Over $1,000,000	3	$24.0	3	$2.41	None
Robert H. Neithart	Over $1,000,000	5	$75.3	6	$4.33	6[4]	$2.92
Andrew A. Cormack	$100,001 – $500,000	2	$23.6	1	$0.50	None

1 Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; $100,001 – $500,000; $500,001 – $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.

2 Indicates other RIC(s), PIV(s) or other accounts managed by Capital Research and Management Company or its affiliates for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s), PIV(s) or other accounts and are not the total assets managed by the individual, which is a substantially lower amount. No RIC, PIV or other account has an advisory fee that is based on the performance of the RIC, PIV or other account, unless otherwise noted.

3 Personal brokerage accounts of portfolio managers and their families are not reflected.

4 The advisory fee of one of these accounts (representing $0.15 billion in total assets) is based partially on its investment results.

The fund’s investment adviser has adopted policies and procedures to mitigate material conflicts of interest that may arise in connection with a portfolio manager’s management of the fund, on the one hand, and investments in the other pooled investment vehicles and other accounts, on the other hand, such as material conflicts relating to the allocation of investment opportunities that may be suitable for both the fund and such other accounts.

Capital World Bond Fund — Page 48

Investment Advisory and Service Agreement — The Investment Advisory and Service Agreement (the “Agreement”) between the fund and the investment adviser will continue in effect until April 30, 2021, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the fund’s board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund’s executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund’s offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund’s plans of distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to independent trustees; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

Capital World Bond Fund — Page 49

The management fee is based on the following annualized rates and daily net asset levels:

Rate	Net asset level
	In excess of	Up to
0.57%	$ 0	$ 1,000,000,000
0.50	1,000,000,000	3,000,000,000
0.45	3,000,000,000	6,000,000,000
0.41	6,000,000,000	10,000,000,000
0.38	10,000,000,000	15,000,000,000
0.36	15,000,000,000

For the fiscal years ended December 31, 2019, 2018 and 2017, the investment adviser earned from the fund management fees of $60,191,000, $57,718,000 and $54,104,000, respectively.

Capital World Bond Fund — Page 50

Administrative services — The investment adviser and its affiliates provide certain administrative services for shareholders of the fund’s Class A, C, T, F, R and 529 shares. Administrative services are provided by the investment adviser and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders.

These services are provided pursuant to an Administrative Services Agreement (the “Administrative Agreement”) between the fund and the investment adviser relating to the fund’s Class A, C, T, F, R and 529 shares. The Administrative Agreement will continue in effect until April 30, 2021, unless sooner renewed or terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of the members of the fund’s board who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of independent board members. The investment adviser has the right to terminate the Administrative Agreement upon 60 days’ written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

The Administrative Services Agreement between the fund and the investment adviser provides the fund the ability to charge an administrative services fee of ..05% for all share classes. The fund’s investment adviser receives an administrative services fee at the annual rate of ..03% of the average daily net assets of the fund attributable to each of the share classes (which could be increased as noted above) for its provision of administrative services. Administrative services fees are paid monthly and accrued daily.

During the 2019 fiscal year, administrative services fees were:

Administrative services fee
Class A	$1,134,000
Class C	79,000
Class T	—*
Class F-1	89,000
Class F-2	465,000
Class F-3	851,000
Class 529-A	119,000
Class 529-C	25,000
Class 529-E	6,000
Class 529-T	—*
Class 529-F-1	16,000
Class R-1	3,000
Class R-2	45,000
Class R-2E	2,000
Class R-3	55,000
Class R-4	36,000
Class R-5E	2,000
Class R-5	29,000
Class R-6	1,443,000

* Amount less than $1,000.

Capital World Bond Fund — Page 51

Principal Underwriter and plans of distribution — American Funds Distributors, Inc. (the “Principal Underwriter”) is the principal underwriter of the fund’s shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA 92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; and 12811 North Meridian Street, Carmel, IN 46032.

The Principal Underwriter receives revenues relating to sales of the fund’s shares, as follows:

· For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of the balance of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers.

· For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase.

In addition, the fund reimburses the Principal Underwriter for advancing immediate service fees to qualified dealers and financial professionals upon the sale of Class C and 529-C shares. The fund also reimburses the Principal Underwriter for service fees (and, in the case of Class 529-E shares, commissions) paid on a quarterly basis to intermediaries, such as qualified dealers or financial professionals, in connection with investments in Class T, F-1, 529-E, 529-T, 529-F-1, R-1, R-2, R-2E, R-3 and R-4 shares.

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

	Fiscal year	Commissions, revenue or fees retained	Allowance or compensation to dealers
Class A	2019	$1,131,000	$4,313,000
	2018	1,343,000	5,090,000
	2017	1,520,000	5,820,000
Class C	2019	5,000	137,000
	2018	42,000	163,000
	2017	65,000	218,000
Class 529-A	2019	59,000	227,000
	2018	73,000	273,000
	2017	77,000	283,000
Class 529-C	2019	9,000	35,000
	2018	8,000	51,000
	2017	6,000	55,000

Capital World Bond Fund — Page 52

Plans of distribution — The fund has adopted plans of distribution (the “Plans”) pursuant to rule 12b-1 under the 1940 Act. The Plans permit the fund to expend amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund’s board of trustees has approved the category of expenses for which payment is being made.

Each Plan is specific to a particular share class of the fund. As the fund has not adopted a Plan for Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 or R-6, no 12b-1 fees are paid from Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 or R-6 share assets and the following disclosure is not applicable to these share classes.

Payments under the Plans may be made for service-related and/or distribution-related expenses. Service-related expenses include paying service fees to qualified dealers. Distribution-related expenses include commissions paid to qualified dealers. The amounts actually paid under the Plans for the past fiscal year, expressed as a percentage of the fund’s average daily net assets attributable to the applicable share class, are disclosed in the prospectus under “Fees and expenses of the fund.” Further information regarding the amounts available under each Plan is in the “Plans of Distribution” section of the prospectus.

Following is a brief description of the Plans:

Class A and 529-A — For Class A and 529-A shares, up to .25% of the fund’s average daily net assets attributable to such shares is reimbursed to the Principal Underwriter for paying service-related expenses, and the balance available under the applicable Plan may be paid to the Principal Underwriter for distribution-related expenses. The fund may annually expend up to ..30% for Class A shares and up to .50% for Class 529-A shares under the applicable Plan; however, for Class 529-A shares, the board of trustees has approved payments to the Principal Underwriter of up to .30% of the fund’s average daily net assets, in the aggregate, for paying service- and distribution-related expenses.

Distribution-related expenses for Class A and 529-A shares include dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge. Commissions on these “no load” purchases (which are described in further detail under the “Sales Charges” section of this statement of additional information) in excess of the Class A and 529-A Plan limitations and not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for 15 months, provided that the reimbursement of such commissions does not cause the fund to exceed the annual expense limit. After 15 months, these commissions are not recoverable.

Class T and 529-T — For Class T and 529-T shares, the fund may annually expend up to .50% under the applicable Plan; however, the fund’s board of trustees has approved payments to the Principal Underwriter of up to .25% of the fund’s average daily net assets attributable to Class T and 529-T shares for paying service-related expenses.

Capital World Bond Fund — Page 53

Other share classes — The Plans for each of the other share classes that have adopted Plans provide for payments to the Principal Underwriter for paying service-related and distribution-related expenses of up to the following amounts of the fund’s average daily net assets attributable to such shares:

Share class	Service related payments[1]	Distribution related payments[1]	Total allowable under the Plans[2]
Class C	0.25%	0.75%	1.00%
Class F-1	0.25	—	0.50
Class 529-C	0.25	0.75	1.00
Class 529-E	0.25	0.25	0.75
Class 529-F-1	0.25	—	0.50
Class R-1	0.25	0.75	1.00
Class R-2	0.25	0.50	1.00
Class R-2E	0.25	0.35	0.85
Class R-3	0.25	0.25	0.75
Class R-4	0.25	—	0.50

1 Amounts in these columns represent the amounts approved by the board of trustees under the applicable Plan.

2 The fund may annually expend the amounts set forth in this column under the current Plans with the approval of the board of trustees.

Payment of service fees — For purchases of less than $1 million, payment of service fees to investment dealers generally begins accruing immediately after establishment of an account in Class A, C, 529-A or 529-C shares. For purchases of $1 million or more, payment of service fees to investment dealers generally begins accruing 12 months after establishment of an account in Class A or 529-A shares. Service fees are not paid on certain investments made at net asset value including accounts established by registered representatives and their family members as described in the “Sales charges” section of the prospectus.

During the 2019 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:

	12b-1 expenses	12b-1 unpaid liability outstanding
Class A	$14,467,000	$1,207,000
Class C	1,929,000	185,000
Class T	—	—
Class F-1	553,000	52,000
Class 529-A	708,000	62,000
Class 529-C	606,000	62,000
Class 529-E	71,000	9,000
Class 529-T	—	—
Class 529-F-1	—	—
Class R-1	73,000	8,000
Class R-2	839,000	186,000
Class R-2E	36,000	4,000
Class R-3	686,000	133,000
Class R-4	225,000	35,000

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Approval of the Plans — As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full board of trustees and separately by a majority of the independent trustees of the fund who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. In addition, the selection and nomination of independent trustees of the fund are committed to the discretion of the independent trustees during the existence of the Plans.

Potential benefits of the Plans to the fund and its shareholders include enabling shareholders to obtain advice and other services from a financial professional at a reasonable cost, the likelihood that the Plans will stimulate sales of the fund benefiting the investment process through growth or stability of assets and the ability of shareholders to choose among various alternatives in paying for sales and service. The Plans may not be amended to materially increase the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly by the board of trustees and the Plans must be renewed annually by the board of trustees.

A portion of the fund’s 12b-1 expense is paid to financial professionals to compensate them for providing ongoing services. If you have questions regarding your investment in the fund or need assistance with your account, please contact your financial professional. If you need a financial professional, please call American Funds Distributors at (800) 421-4120 for assistance.

Fee to Virginia529 — Class 529 shares are offered to certain American Funds by Virginia529 through CollegeAmerica and Class ABLE shares are offered to certain American Funds by Virginia529 through ABLEAmerica, a tax-advantaged savings program for individuals with disabilities. As compensation for its oversight and administration of the CollegeAmerica and ABLEAmerica savings plans, Virginia529 is entitled to receive a quarterly fee based on the combined net assets invested in Class 529 shares and Class ABLE shares across all American Funds. The quarterly fee is accrued daily and calculated at the annual rate of .09% on the first $20 billion of net assets invested in American Funds Class 529 shares and Class ABLE shares, .05% on net assets between $20 billion and $100 billion and .03% on net assets over $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of average net assets of American Funds Class 529 and Class ABLE shares for the last month of the prior calendar quarter. Virginia529 is currently waiving that portion of its fee attributable to Class ABLE shares. Such waiver is expected to remain in effect until the earlier of (a) the date on which total net assets invested in Class ABLE shares reach $300 million and (b) June 30, 2023.

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Other compensation to dealers — As of February 2020, the top dealers (or their affiliates) that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

Advisor Group
FSC Securities Corporation
Royal Alliance Associates, Inc.
SagePoint Financial, Inc.
Woodbury Financial Services, Inc.
American Portfolios Financial Services, Inc.
Ameriprise
Ameriprise Financial Services, Inc.
AXA Advisors
AXA Advisors, LLC
Cambridge
Cambridge Investment Research Advisors, Inc.
Cambridge Investment Research, Inc.
Cetera Financial Group
Cetera Advisor Networks LLC
Cetera Advisors LLC
Cetera Financial Specialists LLC
Cetera Investment Services LLC
First Allied Securities Inc.
Summit Brokerage Services, Inc.
Charles Schwab Network
Charles Schwab & Co., Inc.
Charles Schwab Bank
Commonwealth
Commonwealth Financial Network
D.A. Davidson & Co.
Edward Jones
Fidelity
Fidelity Investments
Fidelity Retirement Network
National Financial Services LLC
Hefren-Tillotson
Hefren-Tillotson, Inc.
HTK
Hornor, Townsend & Kent, LLC
J.J.B. Hilliard Lyons
Hilliard Lyons Trust Company LLC
J.J.B. Hilliard, W. L. Lyons, LLC
J.P. Morgan Chase Banc One
J.P. Morgan Securities LLC
JP Morgan Chase Bank, N.A.
Janney Montgomery Scott
Janney Montgomery Scott LLC

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Kestra Securities
H. Beck, Inc.
Kestra Investment Services LLC
NFP Advisor Services LLC
Ladenburg Thalmann Group
Investacorp, Inc.
KMS Financial Services, Inc.
Ladenburg, Thalmann & Co., Inc.
Ladenburg Thalmann Asset Management Inc.
Securities America, Inc.
Securities Service Network Inc.
Triad Advisors LLC
Lincoln Network
Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation
LPL Group
LPL Financial LLC
Private Advisor Group, LLC
Merrill
Bank of America, NA
Bank of America Private Bank
Merrill Lynch, Pierce, Fenner & Smith Incorporated
MML Investors Services
MassMutual Trust Company FSB
MML Distributors LLC
MML Investors Services, LLC
The MassMutual Trust Company FSB
Morgan Stanley Wealth Management
NMIS
Northwestern Mutual Investment Services, LLC
Park Avenue Securities LLC
PNC Network
PNC Bank, National Association
PNC Investments LLC
Raymond James Group
Raymond James & Associates, Inc.
Raymond James Financial Services Inc.
RBC
RBC Capital Markets LLC
Robert W. Baird
Robert W. Baird & Co, Incorporated
Stifel, Nicolaus & Co
Stifel, Nicolaus & Company, Incorporated
UBS
UBS Financial Services, Inc.
UBS Securities, LLC

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Voya Financial
Voya Financial Advisors, Inc.
Wells Fargo Network
Wells Fargo Advisors Financial Network, LLC
Wells Fargo Advisors Latin American Channel
Wells Fargo Advisors LLC (WBS)
Wells Fargo Advisors Private Client Group
Wells Fargo Bank, N.A.
Wells Fargo Clearing Services LLC
Wells Fargo Securities, LLC

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Execution of portfolio transactions

The investment adviser places orders with broker-dealers for the fund’s portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed income securities are generally made with an issuer or a primary market maker acting as principal with no stated brokerage commission. The price paid to an underwriter for fixed income securities includes underwriting fees. Prices for fixed income securities in secondary trades usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain “best execution” (the most favorable total price reasonably attainable under the circumstances) for the fund’s portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality, likely speed and reliability of execution and settlement, the broker-dealer’s or execution venue’s ability to offer liquidity and anonymity and the trade-off between market impact and opportunity costs. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms. The investment adviser and its affiliates negotiate commission rates with broker-dealers based on what they believe is reasonably necessary to obtain best execution. They seek, on an ongoing basis, to determine what the reasonable levels of commission rates for execution services are in the marketplace, taking various considerations into account, including the extent to which a broker-dealer has put its own capital at risk, historical commission rates and commission rates that other institutional investors are paying. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations. Brokerage commissions are only a small part of total execution costs and other factors, such as market impact and speed of execution, contribute significantly to overall transaction costs.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it but only when in the investment adviser’s judgment the broker-dealer is capable of providing best execution for that transaction. The investment adviser makes decisions for procurement of research separately and distinctly from decisions on the choice of brokerage and execution services. The receipt of these research services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

As of January 1, 2019, the investment adviser has undertaken to bear the cost of all third-party investment research services for all client accounts it advises. However, in order to compensate certain U.S. broker-dealers for research consumed, and valued, by the investment adviser’s investment professionals, the investment adviser continues to operate a limited commission sharing arrangement with commissions on equity trades for certain registered investment companies it advises. The

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investment adviser voluntarily reimburses such registered investment companies for all amounts collected into the commission sharing arrangement. In order to operate the commission sharing arrangement, the investment adviser may cause such registered investment companies to pay commissions in excess of what other broker-dealers might have charged for certain portfolio transactions in recognition of brokerage and/or investment research services. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934. Section 28(e) permits the investment adviser and its affiliates to cause an account to pay a higher commission to a broker-dealer to compensate the broker-dealer or another service provider for certain brokerage and/or investment research services provided to the investment adviser and its affiliates, if the investment adviser and each affiliate makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser and its affiliates in terms of that particular transaction or the investment adviser’s overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser and its affiliates assess the reasonableness of commissions in light of the total brokerage and investment research services provided to the investment adviser and its affiliates. Further, investment research services may be used by all investment associates of the investment adviser and its affiliates, regardless of whether they advise accounts with trading activity that generates eligible commissions.

In accordance with their internal brokerage allocation procedure, the investment adviser and its affiliates periodically assess the brokerage and investment research services provided by each broker-dealer and each other service provider from which they receive such services. As part of its ongoing relationships, the investment adviser and its affiliates routinely meet with firms to discuss the level and quality of the brokerage and research services provided, as well as the value and cost of such services. In valuing the brokerage and investment research services the investment adviser and its affiliates receive from broker-dealers and other research providers in connection with its good faith determination of reasonableness, the investment adviser and its affiliates take various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser and its affiliates. Based on this information and applying their judgment, the investment adviser and its affiliates set an annual research budget.

Research analysts and portfolio managers periodically participate in a research poll to determine the usefulness and value of the research provided by individual broker-dealers and research providers. Based on the results of this research poll, the investment adviser and its affiliates may, through commission sharing arrangements with certain broker-dealers, direct a portion of commissions paid to a broker-dealer by the fund and other registered investment companies managed by the investment adviser or its affiliates to be used to compensate the broker-dealer and/or other research providers for research services they provide. While the investment adviser and its affiliates may negotiate commission rates and enter into commission sharing arrangements with certain broker-dealers with the expectation that such broker-dealers will be providing brokerage and research services, none of the investment adviser, any of its affiliates or any of their clients incurs any obligation to any broker-dealer to pay for research by generating trading commissions. The investment adviser and its affiliates negotiate prices for certain research that may be paid through commission sharing arrangements or by themselves with cash.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each investment division within the adviser and its affiliates normally aggregates its respective purchases or sales and executes them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser normally aggregates such purchases or sales and executes them as part of the same transaction or series of transactions. The objective of aggregating

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purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security. The investment adviser and its affiliates serve as investment adviser for certain accounts that are designed to be substantially similar to another account. This type of account will often generate a large number of relatively small trades when it is rebalanced to its reference fund due to differing cash flows or when the account is initially started up. The investment adviser may not aggregate program trades or electronic list trades executed as part of this process. Non-aggregated trades performed for these accounts will be allocated entirely to that account. This is done only when the investment adviser believes doing so will not have a material impact on the price or quality of other transactions.

The investment adviser currently owns an interest in IEX Group and Luminex Trading and Analytics. The investment adviser may place orders on these or other exchanges or alternative trading systems in which it, or one of its affiliates, has an ownership interest, provided such ownership interest is less than five percent of the total ownership interests in the entity. The investment adviser is subject to the same best execution obligations when trading on any such exchange or alternative trading system.

Purchase and sale transactions may be effected directly among and between certain funds or accounts advised by the investment adviser or its affiliates, including the fund. The investment adviser maintains cross-trade policies and procedures and places a cross-trade only when such a trade is in the best interest of all participating clients and is not prohibited by the participating funds’ or accounts’ investment management agreement or applicable law.

The investment adviser may place orders for the fund’s portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund’s portfolio transactions.

Purchases and sales of futures contracts for the fund will be effected through executing brokers and FCMs that specialize in the types of futures contracts that the fund expects to hold. The investment adviser will use reasonable efforts to choose executing brokers and FCMs capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations. The investment adviser will monitor the executing brokers and FCMs used for purchases and sales of futures contracts for their ability to execute trades based on many factors, such as the sizes of the orders, the difficulty of executions, the operational facilities of the firm involved and other factors.

Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The cost to the fund of engaging in such contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because such contracts are entered into on a principal basis, their prices usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the contracts. The fund may incur additional fees in connection with the purchase or sale of certain contracts.

No brokerage commissions were paid by the fund on portfolio transactions for the fiscal year ended December 31, 2019. Brokerage commissions paid on portfolio transactions for the fiscal years ended December 31, 2018 and 2017 amounted to $3,000 and $2,000, respectively. Increases (or decreases) in the dollar amount of brokerage commissions paid by the fund over the last three fiscal years resulted from increases (or decreases) in the volume of trading activity.

The fund is required to disclose information regarding investments in the securities of its “regular” broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a)

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one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund’s portfolio transactions during the fund’s most recently completed fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund’s most recently completed fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund’s most recently completed fiscal year.

At the end of the fund’s most recently completed fiscal year, the fund’s regular broker-dealers included Citigroup Inc., Goldman Sachs Group, Inc., J.P. Morgan Securities LLC, Morgan Stanley & Co. LLC and Wells Fargo Securities, LLC. At the end of the fund’s most recently completed fiscal year, the fund held debt securities of Citigroup Inc. in the amount of $14,663,000, Goldman Sachs Group, Inc. in the amount of $21,984,000, J.P. Morgan Securities LLC in the amount of $28,483,000, Morgan Stanley & Co. LLC in the amount of $6,274,000 and Wells Fargo Securities, LLC in the amount of $3,951,000.

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Disclosure of portfolio holdings

The fund’s investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund’s board of trustees, and compliance will be periodically assessed by the board in connection with reporting from the fund’s Chief Compliance Officer.

Under these policies and procedures, the fund’s complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the Capital Group website no earlier than the 10th day after such calendar quarter. In practice, the publicly disclosed portfolio is typically posted on the Capital Group website within 30 days after the end of the calendar quarter. The publicly disclosed portfolio may exclude certain securities when deemed to be in the best interest of the fund as permitted by applicable regulations. In addition, the fund’s list of top 10 equity portfolio holdings measured by percentage of net assets, dated as of the end of each calendar month, is permitted to be posted on the Capital Group website no earlier than the 10th day after such month. Such portfolio holdings information may be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the Capital Group website.

Certain intermediaries are provided additional information about the fund’s management team, including information on the fund’s portfolio securities they have selected. This information is provided to larger intermediaries that require the information to make the fund available for investment on the firm’s platform. Intermediaries receiving the information are required to keep it confidential and use it only to analyze the fund.

The fund’s custodian, outside counsel, auditor, financial printers, proxy voting service providers, pricing information vendors, consultants or agents operating under a contract with the investment adviser or its affiliates, co-litigants (such as in connection with a bankruptcy proceeding related to a fund holding) and certain other third parties described below, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive fund portfolio holdings information earlier. See the “General information” section in this statement of additional information for further information about the fund’s custodian, outside counsel and auditor.

The fund‘s portfolio holdings, dated as of the end of each calendar month, are made available to up to 20 key broker-dealer relationships with research departments to help them evaluate the fund for eligibility on approved lists or in model portfolios. These firms include certain of those listed under the “Other compensation to dealers” section of this statement of additional information and certain broker-dealer firms that offer trading platforms for registered investment advisers. Monthly holdings may be provided to these intermediaries no earlier than the 10th day after the end of the calendar month. In practice, monthly holdings are provided within 30 days after the end of the calendar month. Holdings may also be disclosed more frequently to certain statistical and data collection agencies including Morningstar, Lipper, Inc., Value Line, Vickers Stock Research, Bloomberg and Thomson Financial Research.

Affiliated persons of the fund, including officers of the fund and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to pre-clear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Code of ethics” section in this statement of additional information and the Code of Ethics. Third-party service providers of the fund and other entities, as described in this statement of additional information, receiving such information are subject to confidentiality

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obligations and obligations that would prohibit them from trading in securities based on such information. When portfolio holdings information is disclosed other than through the Capital Group website to persons not affiliated with the fund, such persons will be bound by agreements (including confidentiality agreements) or fiduciary or other obligations that restrict and limit their use of the information to legitimate business uses only. None of the fund, its investment adviser or any of their affiliates receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the fund’s investment adviser. In exercising their authority, the committees determine whether disclosure of information about the fund’s portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the Capital Group website (other than to certain fund service providers and other third parties for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

The fund’s investment adviser and its affiliates provide investment advice to clients other than the fund that have investment objectives that may be substantially similar to those of the fund. These clients also may have portfolios consisting of holdings substantially similar to those of the fund and generally have access to current portfolio holdings information for their accounts. These clients do not owe the fund’s investment adviser or the fund a duty of confidentiality with respect to disclosure of their portfolio holdings.

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Price of shares

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received by the fund or the Transfer Agent provided that your request contains all information and legal documentation necessary to process the transaction. The Transfer Agent may accept written orders for the sale of fund shares on a future date. These orders are subject to the Transfer Agent’s policies, which generally allow shareholders to provide a written request to sell shares at the net asset value on a specified date no more than five business days after receipt of the order by the Transfer Agent. Any request to sell shares on a future date will be rejected if the request is not in writing, if the requested transaction date is more than five business days after the Transfer Agent receives the request or if the request does not contain all information and legal documentation necessary to process the transaction.

The offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day’s closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. If the New York Stock Exchange makes a scheduled (e.g. the day after Thanksgiving) or an unscheduled close prior to 4 p.m. New York time, the net asset value of the fund will be determined at approximately the time the New York Stock Exchange closes on that day. If on such a day market quotations and prices from third-party pricing services are not based as of the time of the early close of the New York Stock Exchange but are as of a later time (up to approximately 4 p.m. New York time), for example because the market remains open after the close of the New York Stock Exchange, those later market quotations and prices will be used in determining the fund’s net asset value.

Orders in good order received after the New York Stock Exchange closes (scheduled or unscheduled) will be processed at the net asset value (plus any applicable sales charge) calculated on the following business day. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

Orders received by the investment dealer or authorized designee, the Transfer Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

All portfolio securities of funds managed by Capital Research and Management Company (other than American Funds U.S. Government Money Market Fund) are valued, and the net asset values per share for each share class are determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

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Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. The pricing vendors base prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. The fund’s investment adviser performs certain checks on vendor prices prior to calculation of the fund’s net asset value. When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed income dealers, are generally valued in the manner described above for either equity or fixed income securities, depending on which method is deemed most appropriate by the investment adviser.

Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Futures contracts are generally valued at the official settlement price of, or the last reported sale price on, the principal exchange or market on which such instruments are traded, as of the close of business on the day the contracts are being valued or, lacking any sales, at the last available bid price.

Swaps, including both interest rate swaps and positions in credit default swap indices, are valued using market quotations or valuations provided by one or more pricing vendors.

Assets or liabilities initially expressed in terms of currencies other than U.S. dollars are translated prior to the next determination of the net asset value of the fund’s shares into U.S. dollars at the prevailing market rates.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under fair value guidelines adopted by authority of the fund’s board. Subject to board oversight, the fund’s board has appointed the fund’s investment adviser to make fair valuation determinations, which are directed by a valuation committee established by the fund’s investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to consider certain relevant principles and factors when making fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ

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materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity securities that trade principally in markets outside the United States. Such securities may trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before the fund’s net asset values are next determined) which affect the value of equity securities held in the fund’s portfolio, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities attributable to particular share classes, such as liabilities for repurchase of fund shares, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that class.

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Taxes and distributions

Disclaimer: Some of the following information may not apply to certain shareholders, including those holding fund shares in a tax-favored account, such as a retirement plan or education savings account. Shareholders should consult their tax advisors about the application of federal, state and local tax law in light of their particular situation.

Taxation as a regulated investment company — The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income taxes, the fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intends to comply with other tests applicable to regulated investment companies under Subchapter M, including the asset diversification test. The asset diversification test requires that at the close of each quarter of the fund’s taxable year that (i) at least 50% of the fund’s assets be invested in cash and cash items, government securities, securities of other funds and other securities which, with respect to any one issuer, represent neither more than 5% of the assets of the fund nor more than 10% of the voting securities of the issuer, and (ii) no more than 25% of the fund’s assets be invested in the securities of any one issuer (other than government securities or the securities of other funds), the securities (other than the securities of other funds) of two or more issuers that the fund controls and are engaged in similar trades or businesses, or the securities of one or more qualified publicly traded partnerships.

The Code includes savings provisions allowing the fund to cure inadvertent failures of certain qualification tests required under Subchapter M. However, should the fund fail to qualify under Subchapter M, the fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains.

Amounts not distributed by the fund on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. Unless an applicable exception applies, to avoid the tax, the fund must distribute during each calendar year an amount equal to the sum of (a) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (b) at least 98.2% of its capital gains in excess of its capital losses for the twelve month period ending on October 31, and (c) all ordinary income and capital gains for previous years that were not distributed during such years and on which the fund paid no U.S. federal income tax.

Dividends paid by the fund from ordinary income or from an excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income dividends. Shareholders of the fund that are individuals and meet certain holding period requirements with respect to their fund shares may be eligible for reduced tax rates on “qualified dividend income,” if any, distributed by the fund to such shareholders. Since the fund’s distribution of net investment income may exceed its earnings and profits for tax purposes, a portion of the distribution may be classified as a return of capital. Return of capital distributions decrease your cost basis and are not taxable until your cost basis has been reduced to zero. If your cost base is zero, return of capital distributions are treated as capital gains.

The fund may declare a capital gain distribution consisting of the excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund.

The fund may retain a portion of net capital gain for reinvestment and may elect to treat such capital gain as having been distributed to shareholders of the fund. Shareholders may receive a credit for the tax that the fund paid on such undistributed net capital gain and would increase the basis in their

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shares of the fund by the difference between the amount of includible gains and the tax deemed paid by the shareholder.

Distributions of net capital gain that the fund properly reports as a capital gain distribution generally will be taxable as long-term capital gain, regardless of the length of time the shares of the fund have been held by a shareholder. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain distributions (including any undistributed amounts treated as distributed capital gains, as described above) during such six-month period.

Capital gain distributions by the fund result in a reduction in the net asset value of the fund’s shares. Investors should consider the tax implications of buying shares just prior to a capital gain distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Redemptions and exchanges of fund shares — Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder.

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder’s tax basis in the new shares purchased.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced or no sales charge for shares of the fund, or of a different fund acquired before January 31st of the year following the year the shareholder exchanged or otherwise disposed of the original fund shares, the sales charge previously incurred in acquiring the fund’s shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).

Tax consequences of investing in non-U.S. securities — Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

If more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations, the fund may elect to pass through to shareholders the foreign taxes paid by the fund. If such an election is made, shareholders may claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries. The application of the foreign tax credit depends upon the particular circumstances of each shareholder.

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to fluctuations in foreign exchange rates, are generally taxable as ordinary income or loss. These gains or losses may increase or decrease the amount of dividends payable by the fund to shareholders. A fund may elect to treat gain and loss on certain foreign currency contracts as capital gain and loss instead of ordinary income or loss.

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If the fund invests in stock of certain passive foreign investment companies (PFICs), the fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise tax years. Deductions for losses are allowable only to the extent of any previously recognized gains. Both gains and losses will be treated as ordinary income or loss, and the fund is required to distribute any resulting income. If the fund is unable to identify an investment as a PFIC security and thus does not make a timely mark-to-market election, the fund may be subject to adverse tax consequences.

Tax consequences of investing in derivatives — The fund may enter into transactions involving derivatives, such as futures, swaps and forward contracts. Special tax rules may apply to these types of transactions that could defer losses to the fund, accelerate the fund’s income, alter the holding period of certain securities or change the classification of capital gains. These tax rules may therefore impact the amount, timing and character of fund distributions.

Other tax considerations — After the end of each calendar year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

For fund shares acquired on or after January 1, 2012, the fund is required to report cost basis information for redemptions, including exchanges, to both shareholders and the IRS.

Shareholders may obtain more information about cost basis online at capitalgroup.com/costbasis.

Under the backup withholding provisions of the Code, the fund generally will be required to withhold federal income tax on all payments made to a shareholder if the shareholder either does not furnish the fund with the shareholder’s correct taxpayer identification number or fails to certify that the shareholder is not subject to backup withholding. Backup withholding also applies if the IRS notifies the shareholder or the fund that the taxpayer identification number provided by the shareholder is incorrect or that the shareholder has previously failed to properly report interest or dividend income.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and legal residents and U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to U.S. withholding taxes.

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Unless otherwise noted, all references in the following pages to Class A, C, T or F shares also refer to the corresponding Class 529-A, 529-C, 529-T or 529-F shares. Class 529 shareholders should also refer to the applicable program description for information on policies and services specifically relating to these accounts. Shareholders holding shares through an eligible retirement plan should contact their plan’s administrator or recordkeeper for information regarding purchases, sales and exchanges.

Purchase and exchange of shares

Purchases by individuals — As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial professional or investment dealer authorized to sell the fund’s shares. You may make investments by any of the following means:

Contacting your financial professional — Deliver or mail a check to your financial professional.

By mail — For initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application. Please indicate an investment dealer on the account application. You may make additional investments by filling out the “Account Additions” form at the bottom of a recent transaction confirmation and mailing the form, along with a check made payable to the fund, using the envelope provided with your confirmation.

The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use either of the following addresses:

American Funds

12711 North Meridian Street

Carmel, IN 46032-9181

American Funds

5300 Robin Hood Road

Norfolk, VA 23513-2407

By telephone — Using the American FundsLine. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

By Internet — Using capitalgroup.com. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

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By wire — If you are making a wire transfer, instruct your bank to wire funds to:

Wells Fargo Bank

ABA Routing No. 121000248

Account No. 4600-076178

Your bank should include the following information when wiring funds:

For credit to the account of:

American Funds Service Company

(fund’s name)

For further credit to:

(shareholder’s fund account number)

(shareholder’s name)

You may contact American Funds Service Company at (800) 421-4225 if you have questions about making wire transfers.

Other purchase information — Class 529 shares may be purchased only through CollegeAmerica by investors establishing qualified higher education savings accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. In addition, the fund and the Principal Underwriter reserve the right to reject any purchase order.

Class R-5 and R-6 shares may be made available to certain charitable foundations organized and maintained by The Capital Group Companies, Inc. or its affiliates. Class R-6 shares are also available to corporate investment accounts established by The Capital Group Companies, Inc. and its affiliates.

Class R-5 and R-6 shares may also be made available to Virginia529 for use in the Virginia Education Savings Trust and the Virginia Prepaid Education Program and other registered investment companies approved by the fund’s investment adviser or distributor. Class R-6 shares are also available to other post employment benefits plans.

Purchase minimums and maximums — All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

· Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and

· Employer-sponsored CollegeAmerica accounts.

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The following account types may be established without meeting the initial purchase minimum:

· Retirement accounts that are funded with employer contributions; and

· Accounts that are funded with monies set by court decree.

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

· Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or (d) required minimum distribution automatic exchanges; and

· American Funds U.S. Government Money Market Fund accounts registered in the name of clients of Capital Group Private Client Services.

Certain accounts held on the fund’s books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the fund. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and this statement of additional information. However, in the case where the entity maintaining these accounts aggregates the accounts’ purchase orders for fund shares, such accounts are not required to meet the fund’s minimum amount for subsequent purchases.

Exchanges — With the exception of Class T shares, for which rights of exchange are not generally available, you may only exchange shares without a sales charge into other American Funds within the same share class; however, Class A, C, T or F shares may also generally be exchanged without a sales charge for the corresponding 529 share class.

Notwithstanding the above, exchanges from Class A shares of American Funds U.S. Government Money Market Fund may be made to Class C shares of other American Funds for dollar cost averaging purposes. However, exchanges are not permitted from Class A shares of American Funds U.S. Government Money Market Fund to Class C shares of (1) American Funds Short-Term Tax-Exempt Bond Fund, (2) Intermediate Bond Fund of America, (3) Limited Term Tax-Exempt Bond Fund of America, (4) Short-Term Bond Fund of America or (5) American Funds Inflation Linked Bond Fund.

Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds U.S. Government Money Market Fund are subject to applicable sales charges, unless the American Funds U.S. Government Money Market Fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.

Exchanges of Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund’s distributor and certain registered investment advisors.

You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial advisor, by using American FundsLine or capitalgroup.com, or by telephoning (800) 421-4225 toll-free, or faxing (see “American Funds Service Company service areas” in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see “Shareholder account services and privileges” in this statement of additional information. These transactions have the same tax consequences as ordinary sales and purchases.

Shares held in employer-sponsored retirement plans may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are

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processed simultaneously at the share prices next determined after the exchange order is received (see “Price of shares” in this statement of additional information).

Conversion — Class C shares of the fund automatically convert to Class A shares in the month of the 8-year anniversary of the purchase date. Class 529-C shares of the fund automatically convert to Class 529-A shares in the month of the 5-year anniversary of the purchase date. The board of trustees of the fund reserves the right at any time, without shareholder approval, to amend the conversion features of the Class C and Class 529-C shares, including without limitation, providing for conversion into a different share class or for no conversion. In making its decision, the board of trustees will consider, among other things, the effect of any such amendment on shareholders.

Frequent trading of fund shares — As noted in the prospectus, certain redemptions may trigger a restriction under the fund’s “frequent trading policy.” Under this policy, systematic redemptions will not trigger a restriction and systematic purchases will not be prevented if the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions. Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

Potentially abusive activity — American Funds Service Company will monitor for the types of activity that could potentially be harmful to the American Funds — for example, short-term trading activity in multiple funds. When identified, American Funds Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

Moving between share classes

If you wish to “move” your investment between share classes (within the same fund or between different funds), we generally will process your request as an exchange of the shares you currently hold for shares in the new class or fund. Below is more information about how sales charges are handled for various scenarios.

Exchanging Class C shares for Class A or Class T shares — If you exchange Class C shares for Class A or Class T shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A or Class T sales charges.

Exchanging Class C shares for Class F shares — If you are part of a qualified fee-based program or approved self-directed platform and you wish to exchange your Class C shares for Class F shares to be held in the program, you are still responsible for paying any applicable Class C contingent deferred sales charges.

Exchanging Class F shares for Class A shares — You can exchange Class F shares held in a qualified fee-based program for Class A shares without paying an initial Class A sales charge if you are leaving or have left the fee-based program. Your financial intermediary can also convert Class F-1 shares to Class A shares without a sales charge if they are held in a brokerage account and they were initially transferred to the account or converted from Class C shares. You can exchange Class F shares received in a conversion from Class C shares for Class A shares at any time without paying an initial Class A sales charge if you notify American Funds Service Company of the conversion when you make your request. If you have already redeemed your Class F shares, the foregoing requirements apply and you must purchase Class

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A shares within 90 days after redeeming your Class F shares to receive the Class A shares without paying an initial Class A sales charge.

Exchanging Class A or Class T shares for Class F shares — If you are part of a qualified fee-based program or approved self-directed platform and you wish to exchange your Class A or Class T shares for Class F shares to be held in the program, any Class A or Class T sales charges (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

Exchanging Class A shares for Class R shares — Provided it is eligible to invest in Class R shares, a retirement plan currently invested in Class A shares may exchange its shares for Class R shares. Any Class A sales charges that the retirement plan previously paid will not be credited back to the plan’s account. No contingent deferred sales charge will be assessed as part of the share class conversion.

Moving between Class F shares — If you are part of a qualified fee-based program that offers Class F shares, you may exchange your Class F shares for any other Class F shares to be held in the program. For example, if you hold Class F-2 shares, you may exchange your shares for Class F-1 or Class F-3 shares to be held in the program.

Moving between other share classes — If you desire to move your investment between share classes and the particular scenario is not described in this statement of additional information, please contact American Funds Service Company at (800) 421-4225 for more information.

Non-reportable transactions — Automatic conversions described in the prospectus will be non-reportable for tax purposes. In addition, an exchange of shares from one share class of a fund to another share class of the same fund will be treated as a non-reportable exchange for tax purposes, provided that the exchange request is received in writing by American Funds Service Company and processed as a single transaction. However, a movement between a 529 share class and a non-529 share class of the same fund will be reportable.

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Sales charges

Class A purchases

Purchases by certain 403(b) plans

A 403(b) plan may not invest in American Funds Class A or C shares unless such plan was invested in Class A or C shares before January 1, 2009.

Participant accounts of a 403(b) plan that invested in American Funds Class A or C shares and were treated as an individual-type plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an individual-type plan for sales charge purposes. Participant accounts of a 403(b) plan that invested in American Funds Class A or C shares and were treated as an employer-sponsored plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an employer-sponsored plan for sales charge purposes. Participant accounts of a 403(b) plan that was established on or after January 1, 2009, are treated as accounts of an employer-sponsored plan for sales charge purposes.

Purchases by SEP plans and SIMPLE IRA plans

Participant accounts in a Simplified Employee Pension (SEP) plan or a Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE IRA) will be aggregated at the plan level for Class A sales charge purposes if an employer adopts a prototype plan produced by American Funds Distributors, Inc. or (a) the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal or the contributions are identified as related to the same plan; (b) each transmittal is accompanied by checks or wire transfers and generally must be submitted through the transfer agent’s automated contribution system if held on the fund’s books; and (c) if the fund is expected to carry separate accounts in the name of each plan participant and (i) the employer or plan sponsor notifies the funds’ transfer agent or the intermediary holding the account that the separate accounts of all plan participants should be linked and (ii) all new participant accounts are established by submitting the appropriate documentation on behalf of each new participant. Participant accounts in a SEP or SIMPLE plan that are eligible to aggregate their assets at the plan level may not also aggregate the assets with their individual accounts.

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Other purchases

In addition, American Funds Class A and Class 529-A shares may be offered at net asset value to companies exchanging securities with the fund through a merger, acquisition or exchange offer and to certain individuals meeting the criteria described above who invested in Class A and Class 529-A shares before Class F-2 and Class 529-F-2 shares were made available under this privilege.

Transfers to CollegeAmerica — A transfer from the Virginia Prepaid Education ProgramSM or the Virginia Education Savings TrustSM to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer. Investment dealers will be compensated solely with an annual service fee that begins to accrue immediately.

Class F-2 and Class 529-F-2 purchases

If requested, American Funds Class F-2 and Class 529-F-2 shares will be sold to:

(1)	current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to the funds managed by Capital Research and Management Company, current or retired employees of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons; and
(2)	The Capital Group Companies, Inc. and its affiliated companies.

Once an account in Class F-2 or Class 529-F-2 is established under this privilege, additional investments can be made in Class F-2 or Class 529-F-2 for the life of the account. Depending on the financial intermediary holding your account, these privileges may be unavailable. Investors should consult their financial intermediary for further information.

Moving between accounts — American Funds investments by certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include:

· redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

· required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

· death distributions paid to a beneficiary’s account that are used by the beneficiary to purchase fund shares in a different account.

Investors may not move investments from a Capital Bank & Trust Company SIMPLE IRA Plus to a Capital Bank & Trust Company SIMPLE IRA unless it is part of a plan transfer or to a current employer’s Capital Bank & Trust Company SIMPLE IRA plan.

These privileges are generally available only if your account is held directly with the fund’s transfer agent or if the financial intermediary holding your account has the systems, policies and procedures to support providing the privileges on its systems. Investors should consult their financial intermediary for further information.

Loan repayments — Repayments on loans taken from a retirement plan are not subject to sales charges if American Funds Service Company is notified of the repayment.

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Dealer commissions and compensation — Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to initial sales charges. These purchases consist of a) purchases of $1 million or more, and b) purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund’s IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts of less than $10 million, .50% on amounts of at least $10 million but less than $25 million and .25% on amounts of at least $25 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $10 million (but less than $25 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of .50%.

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

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Sales charge reductions and waivers

Reducing your Class A sales charge — As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares. Additional information about Class A sales charge reductions is provided below.

Statement of intention — By establishing a statement of intention (the "Statement"), you enter into a nonbinding commitment to purchase shares of American Funds (excluding American Funds U.S. Government Money Market Fund) over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once, unless the Statement is upgraded as described below.

The Statement period starts on the date on which your first purchase made toward satisfying the Statement is processed. Your accumulated holdings (as described in the paragraph below titled “Rights of accumulation”) eligible to be aggregated as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

You may revise the commitment you have made in your Statement upward at any time during the Statement period. If your prior commitment has not been met by the time of the revision, the Statement period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised Statement. If your prior commitment has been met by the time of the revision, your original Statement will be considered met and a new Statement will be established.

The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder’s death.

When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder’s account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder’s account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period the investments made during the statement period will be adjusted to reflect the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder’s account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate.

In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a Statement.

Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

The Statement period may be extended in cases where the fund’s distributor determines it is appropriate to do so; for example in periods when there are extenuating circumstances such as a natural disaster that may limit an individual’s ability to meet the investment required under the Statement.

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Aggregation — Qualifying investments for aggregation include those made by you and your “immediate family” as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

· individual-type employee benefit plans, such as an IRA, single-participant Keogh-type plan, or a participant account of a 403(b) plan that is treated as an individual-type plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information);

· SEP plans and SIMPLE IRA plans established after November 15, 2004, by an employer adopting any plan document other than a prototype plan produced by American Funds Distributors, Inc.;

· business accounts solely controlled by you or your immediate family (for example, you own the entire business);

· trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor’s death the trust account may be aggregated with such beneficiary’s own accounts; for trusts with multiple primary beneficiaries, upon the trustor’s death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary; each primary beneficiary’s separate trust account may then be aggregated with such beneficiary’s own accounts);

· endowments or foundations established and controlled by you or your immediate family; or

· 529 accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

· for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

· made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

· for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

· for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;

· for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information), or made for participant accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act; or

· for a SEP or SIMPLE IRA plan established after November 15, 2004, by an employer adopting a prototype plan produced by American Funds Distributors, Inc.

Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the

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customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

Joint accounts may be aggregated with other accounts belonging to the primary owner and/or his or her immediate family. The primary owner of a joint account is the individual responsible for taxes on the account.

Concurrent purchases — As described in the prospectus, you may reduce your Class A sales charge by combining purchases of all classes of shares in American Funds. Shares of American Funds U.S. Government Money Market Fund purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds U.S. Government Money Market Fund Class A shares are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

Rights of accumulation — Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of American Funds to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds U.S. Government Money Market Fund Class A shares are excluded. Subject to your investment dealer’s or recordkeeper’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the “market value”) as of the day prior to your American Funds investment or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the “cost value”). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

The value of all of your holdings in accounts established in calendar year 2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial professional or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your American Funds investment) of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

You may not purchase Class C or 529-C shares if such combined holdings cause you to be eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (i.e. at net asset value).

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If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and applicable American Legacy accounts.

Reducing your Class T sales charge — As described in the prospectus, the initial sales charge you pay each time you buy Class T shares may differ depending upon the amount you invest and may be reduced for larger purchases. Additionally, Class T shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge. Sales charges on Class T shares are applied on a transaction-by-transaction basis, and, accordingly, Class T shares are not eligible for any other sales charge waivers or reductions, including through the aggregation of Class T shares concurrently purchased by other related accounts or in other American Funds. The sales charge applicable to Class T shares may not be reduced by establishing a statement of intention, and rights of accumulation are not available for Class T shares.

Capital World Bond Fund — Page 82

CDSC waivers for Class A and C shares — As noted in the prospectus, a contingent deferred sales charge (“CDSC”) will be waived for redemptions due to death or post-purchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant’s death and removes the decedent’s name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

In addition, a CDSC will be waived for the following types of transactions, if they do not exceed 12% of the value of an “account” (defined below) annually (the “12% limit”):

· Required minimum distributions taken from retirement accounts in accordance with IRS regulations.

· Redemptions through an automatic withdrawal plan (“AWP”) (see “Automatic withdrawals” under “Shareholder account services and privileges” in this statement of additional information). For each AWP payment, assets that are not subject to a CDSC, such as shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made. Shareholders who establish an AWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

For purposes of this paragraph, “account” means your investment in the applicable class of shares of the particular fund from which you are making the redemption.

The CDSC on American Funds Class A shares may be waived in cases where the fund’s transfer agent determines the benefit to the fund of collecting the CDSC would be outweighed by the cost of applying it.

CDSC waivers are allowed only in the cases listed here and in the prospectus. For example, CDSC waivers will not be allowed on redemptions of Class 529-C shares due to termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or elimination of the fund by Virginia529 as an option for additional investment within CollegeAmerica.

Capital World Bond Fund — Page 83

Selling shares

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see “Purchase and exchange of shares.”

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

If you hold multiple American Funds and a CDSC applies to the shares you are redeeming, the CDSC will be calculated based on the applicable class of shares of the particular fund from which you are making the redemption.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier’s checks) for shares purchased have cleared (normally seven business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), the fund typically expects to pay redemption proceeds one business day following receipt and acceptance of a redemption order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may request that redemption proceeds of $1,000 or more from American Funds U.S. Government Money Market Fund be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds and you may be subject to a fee for the transaction.

Capital World Bond Fund — Page 84

Shareholder account services and privileges

The following services and privileges are generally available to all shareholders. However, certain services and privileges described in the prospectus and this statement of additional information may not be available for Class 529 shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.

Automatic investment plan — An automatic investment plan enables you to make monthly or quarterly investments in American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank’s capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

Automatic reinvestment — Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders or shareholders of the 529 share classes will be automatically reinvested.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option may be automatically converted to having all dividends and other distributions reinvested in additional shares.

Cross-reinvestment of dividends and distributions — For all share classes, except Class T shares and the 529 classes of shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:

(1) the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund’s minimum initial investment requirement);

(2) if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3) if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

Depending on the financial intermediary holding your account, your reinvestment privileges may be unavailable or differ from those described in this statement of additional information. Investors should consult their financial intermediary for further information.

Capital World Bond Fund — Page 85

Automatic exchanges — For all share classes other than Class T shares, you may automatically exchange shares of the same class in amounts of $50 or more among any American Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

Automatic withdrawals — Depending on the type of account, for all share classes except R shares, you may automatically withdraw shares from any of the American Funds. You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday. You should consult with your financial professional or intermediary to determine if your account is eligible for automatic withdrawals.

Withdrawal payments are not to be considered as dividends, yield or income. Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder’s account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

Account statements — Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals, will be confirmed at least quarterly.

American FundsLine and capitalgroup.com — You may check your share balance, the price of your shares or your most recent account transaction; redeem shares (up to $125,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using capitalgroup.com. To use American FundsLine, call (800) 325-3590 from a TouchTone™ telephone. Redemptions and exchanges through American FundsLine and capitalgroup.com are subject to the conditions noted above and in “Telephone and Internet purchases, redemptions and exchanges” below. You will need your fund number (see the list of American Funds under the “General information — fund numbers” section in this statement of additional information), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services. However, if you are not currently authorized to do so, you may complete an American FundsLink Authorization Form. Once you establish this privilege, you, your financial professional or any person with your account information may use these services.

Telephone and Internet purchases, redemptions and exchanges — By using the telephone (including American FundsLine) or the Internet (including capitalgroup.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are

Capital World Bond Fund — Page 86

automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

Redemption of shares — The fund’s declaration of trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund’s current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of trustees of the fund may from time to time adopt.

While payment of redemptions normally will be in cash, the fund’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other fund shareholders.

Share certificates — Shares are credited to your account. The fund does not issue share certificates.

Capital World Bond Fund — Page 87

General information

Custodian of assets — Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund’s portfolio, are held by JP Morgan Chase Bank N.A., 270 Park Avenue, New York, NY 10017-2070, as custodian. If the fund holds securities of issuers outside the U.S., the custodian may hold these securities pursuant to subcustodial arrangements in banks outside the U.S. or branches of U.S. banks outside the U.S.

Transfer agent services — American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund’s shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. Transfer agent fees are paid according to a fee schedule, based principally on the number of accounts serviced, contained in a Shareholder Services Agreement between the fund and American Funds Service Company.

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

During the 2019 fiscal year, transfer agent fees, gross of any payments made by American Funds Service Company to third parties, were:

Transfer agent fee
Class A	$11,502,000
Class C	401,000
Class T	—*
Class F-1	411,000
Class F-2	1,485,000
Class F-3	381,000
Class 529-A	559,000
Class 529-C	119,000
Class 529-E	12,000
Class 529-T	—*
Class 529-F-1	74,000
Class R-1	12,000
Class R-2	413,000
Class R-2E	14,000
Class R-3	229,000
Class R-4	99,000
Class R-5E	9,000
Class R-5	43,000
Class R-6	22,000

*Amount less than $1,000.

Capital World Bond Fund — Page 88

Independent registered public accounting firm — Deloitte & Touche LLP, 695 Town Center Drive, Costa Mesa, CA 92626, serves as the fund’s independent registered public accounting firm, providing audit services and review of certain documents to be filed with the SEC. Deloitte Tax LLP prepares tax returns for the fund. The financial statements included in this statement of additional information from the annual report have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the fund’s independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Independent legal counsel — Morgan, Lewis & Bockius LLP, One Federal Street, Boston, MA 02110-1726, serves as independent legal counsel (“counsel”) for the fund and for independent trustees in their capacities as such. A determination with respect to the independence of the fund’s counsel will be made at least annually by the independent trustees of the fund, as prescribed by applicable 1940 Act rules.

Prospectuses, reports to shareholders and proxy statements — The fund’s fiscal year ends on December 31. Shareholders are provided updated summary prospectuses annually and at least semi-annually with reports showing the fund’s investment portfolio or summary investment portfolio, financial statements and other information. Shareholders may request a copy of the fund’s current prospectus at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. Shareholders may also access the fund’s current summary prospectus, prospectus, statement of additional information and shareholder reports at capitalgroup.com/prospectus. The fund’s annual financial statements are audited by the fund’s independent registered public accounting firm, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of summary prospectuses, shareholder reports and proxy statements. To receive additional copies of a summary prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Shareholders may also elect to receive updated summary prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website, capitalgroup.com. Upon electing the electronic delivery of updated summary prospectuses and other reports, a shareholder will no longer automatically receive such documents in paper form by mail. A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated summary prospectuses and other reports in paper form by mail.

Summary prospectuses, prospectuses, annual reports and semi-annual reports that are mailed to shareholders by the Capital Group organization are printed with ink containing soy and/or vegetable oil on paper containing recycled fibers.

Codes of ethics — The fund and Capital Research and Management Company and its affiliated companies, including the fund’s Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions.

Capital World Bond Fund — Page 89

Determination of net asset value, redemption price and maximum offering price per share for Class A shares — June 30, 2020

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$20.50
Maximum offering price per share (100/96.25 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$21.30

Other information — The fund reserves the right to modify the privileges described in this statement of additional information at any time.

The fund’s financial statements, including the investment portfolio and the report of the fund’s independent registered public accounting firm contained in the annual report, are included in this statement of additional information.

Capital World Bond Fund — Page 90

Fund numbers — Here are the fund numbers for use with our automated telephone line, American FundsLine®, or when making share transactions:

	Fund numbers
Fund	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3
Stock and stock/fixed income funds
AMCAP Fund®	002	302	43002	402	602	702
American Balanced Fund®	011	311	43011	411	611	711
American Funds Developing World Growth and Income FundSM	30100	33100	43100	34100	36100	37100
American Funds Global Balanced FundSM	037	337	43037	437	637	737
American Funds Global Insight FundSM	30122	33122	43122	34122	36122	37122
American Funds International Vantage FundSM	30123	33123	43123	34123	36123	37123
American Mutual Fund®	003	303	43003	403	603	703
Capital Income Builder®	012	312	43012	412	612	712
Capital World Growth and Income Fund®	033	333	43033	433	633	733
EuroPacific Growth Fund®	016	316	43016	416	616	716
Fundamental Investors®	010	310	43010	410	610	710
The Growth Fund of America®	005	305	43005	405	605	705
The Income Fund of America®	006	306	43006	406	606	706
International Growth and Income FundSM	034	334	43034	434	634	734
The Investment Company of America®	004	304	43004	404	604	704
The New Economy Fund®	014	314	43014	414	614	714
New Perspective Fund®	007	307	43007	407	607	707
New World Fund®	036	336	43036	436	636	736
SMALLCAP World Fund®	035	335	43035	435	635	735
Washington Mutual Investors FundSM	001	301	43001	401	601	701
Fixed income funds
American Funds Emerging Markets Bond Fund ®	30114	33114	43114	34114	36114	37114
American Funds Corporate Bond Fund ®	032	332	43032	432	632	732
American Funds Inflation Linked Bond Fund®	060	360	43060	460	660	760
American Funds Mortgage Fund®	042	342	43042	442	642	742
American Funds Multi-Sector Income FundSM	30126	33126	43126	34126	36126	37126
American Funds Short-Term Tax-Exempt Bond Fund®	039	N/A	43039	439	639	739
American Funds Strategic Bond FundSM	30112	33112	43112	34112	36112	37112
American Funds Tax-Exempt Fund of New York®	041	341	43041	441	641	741
American High-Income Municipal Bond Fund®	040	340	43040	440	640	740
American High-Income Trust®	021	321	43021	421	621	721
The Bond Fund of America®	008	308	43008	408	608	708
Capital World Bond Fund®	031	331	43031	431	631	731
Intermediate Bond Fund of America®	023	323	43023	423	623	723
Limited Term Tax-Exempt Bond Fund of America®	043	343	43043	443	643	743
Short-Term Bond Fund of America®	048	348	43048	448	648	748
The Tax-Exempt Bond Fund of America®	019	319	43019	419	619	719
The Tax-Exempt Fund of California®	020	320	43020	420	620	720
U.S. Government Securities Fund®	022	322	43022	422	622	722
Money market fund
American Funds U.S. Government Money Market FundSM	059	359	43059	459	659	759

Capital World Bond Fund — Page 91

	Fund numbers
Fund	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class ABLE-A	Class ABLE-F-2
Stock and stock/fixed income funds
AMCAP Fund	1002	1302	1502	46002	1402	1602	1702	N/A	N/A
American Balanced Fund	1011	1311	1511	46011	1411	1611	1711	N/A	N/A
American Funds Developing World Growth and Income Fund	10100	13100	15100	46100	14100	16100	17100	N/A	N/A
American Funds Global Balanced Fund	1037	1337	1537	46037	1437	1637	1737	N/A	N/A
American Funds Global Insight Fund	10122	13122	15122	46122	14122	16122	17122	N/A	N/A
American Funds International Vantage Fund	10123	13123	15123	46123	14123	16123	17123	N/A	N/A
American Mutual Fund	1003	1303	1503	46003	1403	1603	1703	N/A	N/A
Capital Income Builder	1012	1312	1512	46012	1412	1612	1712	N/A	N/A
Capital World Growth and Income Fund	1033	1333	1533	46033	1433	1633	1733	N/A	N/A
EuroPacific Growth Fund	1016	1316	1516	46016	1416	1616	1716	N/A	N/A
Fundamental Investors	1010	1310	1510	46010	1410	1610	1710	N/A	N/A
The Growth Fund of America	1005	1305	1505	46005	1405	1605	1705	N/A	N/A
The Income Fund of America	1006	1306	1506	46006	1406	1606	1706	N/A	N/A
International Growth and Income Fund	1034	1334	1534	46034	1434	1634	1734	N/A	N/A
The Investment Company of America	1004	1304	1504	46004	1404	1604	1704	N/A	N/A
The New Economy Fund	1014	1314	1514	46014	1414	1614	1714	N/A	N/A
New Perspective Fund	1007	1307	1507	46007	1407	1607	1707	N/A	N/A
New World Fund	1036	1336	1536	46036	1436	1636	1736	N/A	N/A
SMALLCAP World Fund	1035	1335	1535	46035	1435	1635	1735	N/A	N/A
Washington Mutual Investors Fund	1001	1301	1501	46001	1401	1601	1701	N/A	N/A
Fixed income funds
American Funds Emerging Markets Bond Fund	10114	13114	15114	46114	14114	16114	17114	N/A	N/A
American Funds Corporate Bond Fund	1032	1332	1532	46032	1432	1632	1732	N/A	N/A
American Funds Inflation Linked Bond Fund	1060	1360	1560	46060	1460	1660	1760	N/A	N/A
American Funds Mortgage Fund	1042	1342	1542	46042	1442	1642	1742	N/A	N/A
American Funds Multi-Sector Income Fund	10126	13126	15126	46126	14126	16126	17126	N/A	N/A
American Funds Strategic Bond Fund	10112	13112	15112	46112	14112	16112	17112	N/A	N/A
American High-Income Trust	1021	1321	1521	46021	1421	1621	1721	N/A	N/A
The Bond Fund of America	1008	1308	1508	46008	1408	1608	1708	N/A	N/A
Capital World Bond Fund	1031	1331	1531	46031	1431	1631	1731	N/A	N/A
Intermediate Bond Fund of America	1023	1323	1523	46023	1423	1623	1723	N/A	N/A
Short-Term Bond Fund of America	1048	1348	1548	46048	1448	1648	1748	N/A	N/A
U.S. Government Securities Fund	1022	1322	1522	46022	1422	1622	1722	N/A	N/A
Money market fund
American Funds U.S. Government Money Market Fund	1059	1359	1559	46059	1459	1659	1759	48059	60059
Capital World Bond Fund — Page 92

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
Stock and stock/fixed income funds
AMCAP Fund	2102	2202	4102	2302	2402	2702	2502	2602
American Balanced Fund	2111	2211	4111	2311	2411	2711	2511	2611
American Funds Developing World Growth and Income Fund	21100	22100	41100	23100	24100	27100	25100	26100
American Funds Global Balanced Fund	2137	2237	4137	2337	2437	2737	2537	2637
American Funds Global Insight Fund	21122	22122	41122	23122	24122	27122	25122	26122
American Funds International Vantage Fund	21123	22123	41123	23123	24123	27123	25123	26123
American Mutual Fund	2103	2203	4103	2303	2403	2703	2503	2603
Capital Income Builder	2112	2212	4112	2312	2412	2712	2512	2612
Capital World Growth and Income Fund	2133	2233	4133	2333	2433	2733	2533	2633
EuroPacific Growth Fund	2116	2216	4116	2316	2416	2716	2516	2616
Fundamental Investors	2110	2210	4110	2310	2410	2710	2510	2610
The Growth Fund of America	2105	2205	4105	2305	2405	2705	2505	2605
The Income Fund of America	2106	2206	4106	2306	2406	2706	2506	2606
International Growth and Income Fund	2134	2234	41034	2334	2434	27034	2534	2634
The Investment Company of America	2104	2204	4104	2304	2404	2704	2504	2604
The New Economy Fund	2114	2214	4114	2314	2414	2714	2514	2614
New Perspective Fund	2107	2207	4107	2307	2407	2707	2507	2607
New World Fund	2136	2236	4136	2336	2436	2736	2536	2636
SMALLCAP World Fund	2135	2235	4135	2335	2435	2735	2535	2635
Washington Mutual Investors Fund	2101	2201	4101	2301	2401	2701	2501	2601
Fixed income funds
American Funds Emerging Markets Bond Fund	21114	22114	41114	23114	24114	27114	25114	26114
American Funds Corporate Bond Fund	2132	2232	4132	2332	2432	2732	2532	2632
American Funds Inflation Linked Bond Fund	2160	2260	4160	2360	2460	2760	2560	2660
American Funds Mortgage Fund	2142	2242	4142	2342	2442	2742	2542	2642
American Funds Multi-Sector Income Fund	21126	22126	41126	23126	24126	27126	25126	26126
American Funds Strategic Bond Fund	21112	22112	41112	23112	24112	27112	25112	26112
American High-Income Trust	2121	2221	4121	2321	2421	2721	2521	2621
The Bond Fund of America	2108	2208	4108	2308	2408	2708	2508	2608
Capital World Bond Fund	2131	2231	4131	2331	2431	2731	2531	2631
Intermediate Bond Fund of America	2123	2223	4123	2323	2423	2723	2523	2623
Short-Term Bond Fund of America	2148	2248	4148	2348	2448	2748	2548	2648
U.S. Government Securities Fund	2122	2222	4122	2322	2422	2722	2522	2622
Money market fund
American Funds U.S. Government Money Market Fund	2159	2259	4159	2359	2459	2759	2559	2659

Capital World Bond Fund — Page 93

	Fund numbers
Fund	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3
American Funds Target Date Retirement Series®
American Funds 2065 Target Date Retirement FundSM	30185	33185	43185	34185	36185	37185
American Funds 2060 Target Date Retirement Fund®	083	383	43083	483	683	783
American Funds 2055 Target Date Retirement Fund®	082	382	43082	482	682	782
American Funds 2050 Target Date Retirement Fund®	069	369	43069	469	669	769
American Funds 2045 Target Date Retirement Fund®	068	368	43068	468	668	768
American Funds 2040 Target Date Retirement Fund®	067	367	43067	467	667	767
American Funds 2035 Target Date Retirement Fund®	066	366	43066	466	36066	766
American Funds 2030 Target Date Retirement Fund®	065	365	43065	465	665	765
American Funds 2025 Target Date Retirement Fund®	064	364	43064	464	664	764
American Funds 2020 Target Date Retirement Fund®	063	363	43063	463	663	763
American Funds 2015 Target Date Retirement Fund®	062	362	43062	462	662	762
American Funds 2010 Target Date Retirement Fund®	061	361	43061	461	661	761

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
American Funds Target Date Retirement Series®
American Funds 2065 Target Date Retirement FundSM	21185	22185	41185	23185	24185	27185	25185	26185
American Funds 2060 Target Date Retirement Fund®	2183	2283	4183	2383	2483	2783	2583	2683
American Funds 2055 Target Date Retirement Fund®	2182	2282	4182	2382	2482	2782	2582	2682
American Funds 2050 Target Date Retirement Fund®	2169	2269	4169	2369	2469	2769	2569	2669
American Funds 2045 Target Date Retirement Fund®	2168	2268	4168	2368	2468	2768	2568	2668
American Funds 2040 Target Date Retirement Fund®	2167	2267	4167	2367	2467	2767	2567	2667
American Funds 2035 Target Date Retirement Fund®	2166	2266	4166	2366	2466	2766	2566	2666
American Funds 2030 Target Date Retirement Fund®	2165	2265	4165	2365	2465	2765	2565	2665
American Funds 2025 Target Date Retirement Fund®	2164	2264	4164	2364	2464	2764	2564	2664
American Funds 2020 Target Date Retirement Fund®	2163	2263	4163	2363	2463	2763	2563	2663
American Funds 2015 Target Date Retirement Fund®	2162	2262	4162	2362	2462	2762	2562	2662
American Funds 2010 Target Date Retirement Fund®	2161	2261	4161	2361	2461	2761	2561	2661

Capital World Bond Fund — Page 94

	Fund numbers
Fund	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3
American Funds College Target Date Series®
American Funds College 2036 FundSM	10125	13125	15125	46125	14125	16125	17125
American Funds College 2033 Fund®	10103	13103	15103	46103	14103	16103	17103
American Funds College 2030 Fund®	1094	1394	1594	46094	1494	1694	1794
American Funds College 2027 Fund®	1093	1393	1593	46093	1493	1693	1793
American Funds College 2024 Fund®	1092	1392	1592	46092	1492	1692	1792
American Funds College 2021 Fund®	1091	1391	1591	46091	1491	1691	1791
American Funds College Enrollment Fund®	1088	1388	1588	46088	1488	1688	1788

Capital World Bond Fund — Page 95

	Fund numbers
Fund	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3
American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM	055	355	43055	455	655	755
American Funds Growth PortfolioSM	053	353	43053	453	653	753
American Funds Growth and Income PortfolioSM	051	351	43051	451	651	751
American Funds Moderate Growth and Income PortfolioSM	050	350	43050	450	650	750
American Funds Conservative Growth and Income PortfolioSM	047	347	43047	447	647	747
American Funds Tax-Aware Conservative Growth and Income PortfolioSM	046	346	43046	446	646	746
American Funds Preservation PortfolioSM	045	345	43045	445	645	745
American Funds Tax-Exempt Preservation PortfolioSM	044	344	43044	444	644	744

	Fund numbers
Fund	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class ABLE-A	Class ABLE-F-2
American Funds Global Growth Portfolio	1055	1355	1555	46055	1455	1655	1755	48055	60055
American Funds Growth Portfolio	1053	1353	1553	46053	1453	1653	1753	48053	60053
American Funds Growth and Income Portfolio	1051	1351	1551	46051	1451	1651	1751	48051	60051
American Funds Moderate Growth and Income Portfolio	1050	1350	1550	46050	1450	1650	1750	48050	60050
American Funds Conservative Growth and Income Portfolio	1047	1347	1547	46047	1447	1647	1747	48047	60047
American Funds Tax-Aware Conservative Growth and Income Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Preservation Portfolio	1045	1345	1545	46045	1445	1645	1745	48045	60045
American Funds Tax-Exempt Preservation Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
American Funds Global Growth Portfolio	2155	2255	4155	2355	2455	2755	2555	2655
American Funds Growth Portfolio	2153	2253	4153	2353	2453	2753	2553	2653
American Funds Growth and Income Portfolio	2151	2251	4151	2351	2451	2751	2551	2651
American Funds Moderate Growth and Income Portfolio	2150	2250	4150	2350	2450	2750	2550	2650
American Funds Conservative Growth and Income Portfolio	2147	2247	4147	2347	2447	2747	2547	2647
American Funds Tax-Aware Conservative Growth and Income Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Preservation Portfolio	2145	2245	4145	2345	2445	2745	2545	2645
American Funds Tax-Exempt Preservation Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Capital World Bond Fund — Page 96

	Fund numbers
Fund	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3
American Funds Retirement Income Portfolio SeriesSM
American Funds Retirement Income Portfolio – ConservativeSM	30109	33109	43109	34109	36109	37109
American Funds Retirement Income Portfolio – ModerateSM	30110	33110	43110	34110	36110	37110
American Funds Retirement Income Portfolio – EnhancedSM	30111	33111	43111	34111	36111	37111

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
American Funds Retirement Income Portfolio – Conservative	21109	22109	41109	23109	24109	27109	25109	26109
American Funds Retirement Income Portfolio – Moderate	21110	22110	41110	23110	24110	27110	25110	26110
American Funds Retirement Income Portfolio – Enhanced	21111	22111	41111	23111	24111	27111	25111	26111

Capital World Bond Fund — Page 97

Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service, Standard & Poor’s Ratings Services and Fitch Ratings, Inc.

Description of bond ratings

Moody’s
Long-term rating scale

Aaa
Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be speculative and of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies and securities firms.

Capital World Bond Fund — Page 98

Standard & Poor’s
Long-term issue credit ratings

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment. The CC rating is used when a default has not occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

Capital World Bond Fund — Page 99

C
An obligation rated C is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D
An obligation rated D is in default or in breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to D if it is subject to a distressed exchange offer.

Plus (+) or minus (–)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Capital World Bond Fund — Page 100

Fitch Ratings, Inc.
Long-term credit ratings

AAA
Highest credit quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. AA ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. A ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. BBB ratings indicate that expectations of default risk are low. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.

BB
Speculative. BB ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B
Highly speculative. B ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC
Substantial credit risk. Default is a real possibility.

CC
Very high levels of credit risk. Default of some kind appears probable.

C
Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a C category rating for an issuer include:

· The issuer has entered into a grace or cure period following nonpayment of a material financial obligation;

· The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

· Fitch Ratings otherwise believes a condition of RD or D to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

Capital World Bond Fund — Page 101

RD
Restricted default. RD ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, and which has not otherwise ceased operating. This would include:

· The selective payment default on a specific class or currency of debt;

· The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

· The extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

· Execution of a distressed debt exchange on one or more material financial obligations.

D
Default. D ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, nonpayment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category, or to categories below B.

Capital World Bond Fund — Page 102

Description of commercial paper ratings

Moody’s

Global short-term rating scale

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s

Commercial paper ratings (highest three ratings)

A-1

A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Capital World Bond Fund — Page 103

Capital World Bond Fund®
Investment portfolio
June 30, 2020
unaudited
Bonds, notes & other debt instruments 94.97% Euros 18.76%	Principal amount (000)	Value (000)
Abbott Laboratories 1.50% 2026	€2,215	$2,663
Allianz SE 0.25% 2023	1,900	2,156
Allianz SE 1.375% 2031	1,900	2,345
Allianz SE 5.625% 2042 (3-month EUR-LIBOR + 5.00% on 10/17/2022)[1]	800	990
Allianz SE 4.75% (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[1]	13,900	17,187
Altria Group, Inc. 1.00% 2023	5,445	6,177
Altria Group, Inc. 1.70% 2025	8,550	9,886
Altria Group, Inc. 2.20% 2027	33,268	39,388
American Honda Finance Corp. 1.60% 2022	3,830	4,393
American Honda Finance Corp. 1.95% 2024	3,110	3,688
Anglo American Capital PLC 1.625% 2026	3,900	4,358
Anheuser-Busch InBev NV 1.125% 2027	3,275	3,764
AT&T Inc. 1.60% 2028	2,290	2,639
AT&T Inc. 2.05% 2032	6,250	7,322
Bank of Communications Co., Ltd. 3.625% 2026 (5 year EUR-EURIBOR + 3.00% on 10/3/2021)[1]	1,520	1,730
Bayer Capital Corp. BV 1.50% 2026	5,400	6,389
Bayer Capital Corp. BV 2.125% 2029	2,000	2,506
Becton Dickinson Euro Finance SARL 1.208% 2026	6,030	6,809
Belgium (Kingdom of) 0% 2027	62,415	71,667
Belgium (Kingdom of) 0.80% 2027	51,660	62,688
Belgium (Kingdom of) 1.70% 2050	40	58
Belgium (Kingdom of), Series 72, 2.60% 2024	12,210	15,455
Belgium (Kingdom of), Series 85, 0.80% 2028	26,055	31,831
Belgium (Kingdom of), Series 89, 0.10% 2030	150	173
BMW Finance NV 0.50% 2022	3,000	3,395
BMW Finance NV 1.125% 2026	1,620	1,897
British American Tobacco International Finance PLC 2.75% 2025	8,000	9,741
Buzzi Unicem SpA 2.125% 2023	2,000	2,332
CaixaBank, SA 1.375% 2026	13,100	14,707
CaixaBank, SA 3.50% 2027 (5-year EUR Mid-Swap + 3.35% on 2/15/2022)[1]	8,100	9,300
CaixaBank, SA 2.25% 2030 (EUR Annual (vs. 6-month EURIBOR) 5-year + 1.68% on 4/17/2025)[1]	17,400	19,280
Chubb Ltd. 1.55% 2028	3,540	4,198
Cloverie PLC 1.75% 2024	7,100	8,491
Comcast Corp. 0.25% 2027	6,700	7,400
Comcast Corp. 1.25% 2040	1,300	1,418
Cote d’Ivoire (Republic of) 5.25% 2030	3,950	4,147
Cote d’Ivoire (Republic of) 5.875% 2031	4,575	4,842
Crédit Agricole SA 0.50% 2024	1,200	1,347
CRH Finance DAC 3.125% 2023	1,100	1,329
Danske Bank AS 2.75% 2026 (5-year EUR Mid-Swap + 1.52% on 5/19/2021)[1]	3,520	3,983
DH Europe Finance II SARL 0.45% 2028	2,550	2,803
Dow Chemical Co. 0.50% 2027	1,170	1,246
Dow Chemical Co. 1.125% 2032	640	659
Dow Chemical Co. 1.875% 2040	1,000	1,041
Egypt (Arab Republic of) 5.625% 2030	3,720	3,787
Egypt (Arab Republic of) 6.375% 2031	600	626
Emerson Electric Co. 1.25% 2025	1,500	1,777
Capital World Bond Fund — Page 1 of 37

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Emerson Electric Co. 2.00% 2029	€1,500	$1,891
Enel Finance International SA 1.00% 2024	4,000	4,643
Estonia (Republic of) 0.125% 2030	6,570	7,426
European Financial Stability Facility 0.40% 2025	26,000	30,458
Fidelity National Information Services, Inc. 1.00% 2028	2,525	2,810
Fiserv, Inc. 1.125% 2027	3,760	4,279
Fiserv, Inc. 1.625% 2030	10,800	12,548
French Republic O.A.T. 1.00% 2027	740	912
French Republic O.A.T. 1.25% 2034	10,090	13,185
French Republic O.A.T. 0.50% 2040	9,350	10,830
French Republic O.A.T. 2.00% 2048	870	1,354
French Republic O.A.T. 0.75% 2052	4,720	5,530
French Republic O.A.T. 1.75% 2066	1,490	2,389
General Motors Financial Co. 0.20% 2022[2]	1,360	1,470
Germany (Federal Republic of) 0.10% 2026[3]	18,619	22,372
Germany (Federal Republic of) 0% 2030	11,290	13,308
Germany (Federal Republic of) 0.50% 2030[3]	24,522	32,310
Germany (Federal Republic of) 0% 2050	14,390	16,225
Greece (Hellenic Republic of) 4.375% 2022	14,630	17,823
Greece (Hellenic Republic of) 3.45% 2024	47,065	58,705
Greece (Hellenic Republic of) 3.375% 2025	63,775	80,627
Greece (Hellenic Republic of) 2.00% 2027	53,185	64,016
Greece (Hellenic Republic of) 3.75% 2028	36,040	48,555
Greece (Hellenic Republic of) 3.875% 2029	50,521	69,566
Greece (Hellenic Republic of) 1.50% 2030	64,940	75,009
Groupe BPCE SA 0.875% 2024	700	795
Groupe BPCE SA 1.00% 2025	15,700	17,898
Groupe BPCE SA 2.75% 2027 (5-year EUR Mid-Swap + 1.83% on 7/8/2021)[1]	1,100	1,287
Hannover Rück SE 1.125% 2028	4,200	5,064
HeidelbergCement AG 3.25% 2021	1,200	1,394
HeidelbergCement AG 1.50% 2025	2,000	2,292
Honeywell International Inc. 0.75% 2032	2,930	3,230
Hungary 1.625% 2032	7,720	8,724
Iberdrola, SA, junior subordinated, 1.875% (EUR Annual (vs. 6-month EURIBOR) 5-year + 1.592% on 5/22/2023)[1]	1,600	1,799
Indonesia (Republic of) 0.90% 2027	1,980	2,119
Ireland (Republic of) 0.90% 2028	280	342
Ireland (Republic of) 0.20% 2030	3,430	3,937
Israel (State of) 1.50% 2027	4,275	5,131
Israel (State of) 1.50% 2029	3,875	4,670
Italy (Republic of) 1.00% 2022	25,220	28,866
Italy (Republic of) 0.05% 2023	31,700	35,502
Italy (Republic of) 0.10% 2023[3]	122,433	140,423
Italy (Republic of) 1.85% 2025	41,380	49,076
Italy (Republic of) 0.85% 2027	45,590	51,048
Italy (Republic of) 2.80% 2028	132,174	168,736
Italy (Republic of) 3.00% 2029	615	800
Italy (Republic of) 1.35% 2030	1,360	1,547
Italy (Republic of) 1.65% 2030	26,064	30,233
Italy (Republic of) 1.45% 2036	4,540	4,951
Italy (Republic of) 3.85% 2049	1,440	2,188
Lithuania (Republic of) 0.75% 2030	8,470	10,132
Lloyds Banking Group PLC 1.75% 2028[1]	12,400	13,909
LYB International Finance BV 1.625% 2031	500	539
LYB International Finance II BV 0.875% 2026	1,000	1,079
Capital World Bond Fund — Page 2 of 37

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Marsh & McLennan Companies, Inc. 1.349% 2026	€1,890	$2,225
Marsh & McLennan Companies, Inc. 1.979% 2030	1,000	1,241
Medtronic Global Holdings SCA 1.125% 2027	9,500	11,159
Metropolitan Life Global Funding I 0.875% 2022[2]	1,000	1,139
Morocco (Kingdom of) 3.50% 2024	7,730	9,516
Morocco (Kingdom of) 1.50% 2031	26,720	28,044
Morocco (Kingdom of) 1.50% 2031	11,250	11,808
Netherlands Government Eurobond 0.50% 2040	2,060	2,564
Orange SA 2.00% 2029	3,500	4,400
Petróleos Mexicanos 3.125% 2020	3,710	4,136
Petróleos Mexicanos 2.50% 2021	1,000	1,091
Philip Morris International Inc. 2.875% 2026	3,500	4,383
Philip Morris International Inc. 0.80% 2031	7,210	7,713
Philippines (Republic of) 0.70% 2029	5,480	5,857
Portuguese Republic 2.875% 2026	3,290	4,345
Portuguese Republic 0.70% 2027	13,850	16,145
Portuguese Republic 1.95% 2029	1,490	1,907
Portuguese Republic 0.475% 2030	9,770	10,984
Rabobank Nederland 2.50% 2026 (5-year EUR Mid-Swap + 1.40% on 5/26/2021)[1]	14,650	16,648
Raytheon Technologies Corp. 2.15% 2030	3,400	4,211
Romania 2.75% 2026	1,000	1,172
Romania 2.875% 2029	3,280	3,821
Romania 3.624% 2030	61,514	74,749
Romania 2.00% 2032	14,990	15,769
Romania 3.50% 2034	5,050	5,950
Romania 3.875% 2035	14,800	17,989
Romania 3.375% 2038	20,670	23,724
Romania 4.125% 2039	6,350	7,891
Romania 4.625% 2049	51,595	66,536
Russian Federation 2.875% 2025	15,600	19,346
Russian Federation 2.875% 2025	8,200	10,169
Serbia (Republic of) 3.125% 2027	86,983	102,494
Serbia (Republic of) 1.50% 2029	18,583	19,619
Spain (Kingdom of) 0.80% 2027	31,400	36,890
Spain (Kingdom of) 1.40% 2028	6,695	8,229
Spain (Kingdom of) 1.45% 2029	11,345	14,008
Spain (Kingdom of) 0.50% 2030	3,030	3,438
Spain (Kingdom of) 1.25% 2030	32,889	39,868
Spain (Kingdom of) 2.70% 2048	8,930	13,561
State Grid Europe Development (2014) PLC 1.50% 2022	1,325	1,511
State Grid Overseas Investment Ltd. 1.25% 2022	6,625	7,528
State Grid Overseas Investment Ltd. 1.375% 2025	2,050	2,352
State Grid Overseas Investment Ltd. 2.125% 2030	800	972
Stryker Corp. 0.25% 2024	5,290	5,885
Stryker Corp. 0.75% 2029	5,230	5,795
Stryker Corp. 1.00% 2031	2,410	2,681
Sweden (Kingdom of) 0.125% 2023	3,000	3,429
Takeda Pharmaceutical Company, Ltd. 0.75% 2027	3,230	3,657
Takeda Pharmaceutical Company, Ltd. 1.00% 2029	21,540	24,178
Takeda Pharmaceutical Company, Ltd. 1.375% 2032	3,543	4,025
Takeda Pharmaceutical Company, Ltd. 2.00% 2040	3,709	4,173
Thermo Fisher Scientific Inc. 1.50% 2039	1,500	1,661
Toronto-Dominion Bank 0.375% 2024	1,550	1,749
TOTAL SA, junior subordinated, 1.75% (5 year EUR-EURIBOR + 1.765% on 4/4/2024)[1]	15,610	17,341
Toyota Motor Credit Corp. 0.625% 2024	1,000	1,138
Capital World Bond Fund — Page 3 of 37

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Tunisia (Republic of) 6.75% 2023	€7,245	$7,750
Tunisia (Republic of) 6.75% 2023	2,075	2,220
Tunisia (Republic of) 5.625% 2024	4,125	4,276
Tunisia (Republic of) 6.375% 2026	21,450	21,749
Ukraine 6.75% 2026	18,930	21,677
Ukraine 6.75% 2026	6,625	7,586
Ukraine 4.375% 2030	15,050	14,577
UniCredit SpA 5.75% 2025[1]	8,910	10,139
UniCredit SpA 4.875% 2029[1]	7,750	9,020
Veolia Environnement 1.59% 2028	1,900	2,308
Volkswagen Financial Services AG 1.375% 2023	5,480	6,203
Volkswagen Leasing GMBH 0.50% 2022	760	845
Wellcome Trust Ltd. 1.125% 2027	3,000	3,483
Westlake Chemical Corp. 1.625% 2029	1,750	1,887
		2,448,494
Japanese yen 9.93%
Bank of China/Tokyo 0.42% 2021	¥700,000	6,491
Export-Import Bank of India 0.59% 2022	2,300,000	21,194
Goldman Sachs Group, Inc. 1.00% 2021[2]	313,000	2,923
Goldman Sachs Group, Inc. 2.00% 2022[2]	130,000	1,240
Goldman Sachs Group, Inc. 2.00% 2022[2]	110,000	1,048
Goldman Sachs Group, Inc. 2.80% 2022[2]	100,000	961
Goldman Sachs Group, Inc. 2.84% 2022[2]	120,000	1,155
Goldman Sachs Group, Inc. 2.86% 2022[2]	100,000	966
Goldman Sachs Group, Inc. 2.86% 2022[2]	100,000	962
HSBC Holdings PLC 0.45% 2021	200,000	1,854
Hungary Government International Bond, Series 6, 0.37% 2021	200,000	1,852
Indonesia (Republic of) 0.67% 2021	800,000	7,381
Indonesia (Republic of) 0.54% 2022	800,000	7,328
Indonesia (Republic of) 0.92% 2023	100,000	916
Japan, Series 128, 0.10% 2021	5,233,800	48,601
Japan, Series 17, 0.10% 2023[3]	2,916,220	27,008
Japan, Series 19, 0.10% 2024[3]	8,875,160	81,975
Japan, Series 18, 0.10% 2024[3]	4,253,354	39,443
Japan, Series 20, 0.10% 2025[3]	3,386,610	31,202
Japan, Series 341, 0.30% 2025	1,567,450	14,838
Japan, Series 21, 0.10% 2026[3]	3,083,196	28,420
Japan, Series 346, 0.10% 2027	18,787,400	176,385
Japan, Series 23, 0.10% 2028[3]	22,942,176	211,797
Japan, Series 24, 0.10% 2029[3]	9,528,326	88,272
Japan, Series 356, 0.10% 2029	7,264,000	67,900
Japan, Series 145, 1.70% 2033	8,945,000	99,045
Japan, Series 152, 1.20% 2035	10,949,000	115,366
Japan, Series 161, 0.60% 2037	3,403,700	32,933
Japan, Series 42, 1.70% 2044	6,423,050	75,625
Japan, Series 53, 0.60% 2046	971,800	9,145
KT Corp. 0.30% 2020	4,100,000	37,946
KT Corp. 0.31% 2020	800,000	7,409
KT Corp. 0.38% 2021	200,000	1,848
KT Corp. 0.22% 2022	300,000	2,751
Philippines (Republic of) 0.38% 2021	800,000	7,386
PT Perusahaan Listrik Negara 0.43% 2022	200,000	1,830
Tunisia (Republic of) 3.28% 2027	700,000	4,686
United Mexican States 0.70% 2021	2,400,000	22,178
Capital World Bond Fund — Page 4 of 37

unaudited
Bonds, notes & other debt instruments (continued) Japanese yen (continued)	Principal amount (000)	Value (000)
United Mexican States 0.62% 2022	¥200,000	$1,834
United Mexican States 0.60% 2023	400,000	3,641
		1,295,735
Chinese yuan renminbi 4.59%
China (People’s Republic of), Series 1916, 3.12% 2026	CNY280,900	40,380
China (People’s Republic of), Series 1915, 3.13% 2029	75,090	10,847
China (People’s Republic of), Series 1906, 3.29% 2029	245,300	35,674
China (People’s Republic of), Series 1910, 3.86% 2049	1,605,910	237,222
China Development Bank Corp., Series 1804, 4.69% 2023	200,000	29,660
China Development Bank Corp., Series 1909, 3.50% 2026	48,800	6,984
China Development Bank Corp., Series 2004, 3.43% 2027	310,070	44,215
China Development Bank Corp., Series 1715, 4.24% 2027	520,190	77,758
China Development Bank Corp., Series 1805, 4.04% 2028	198,500	29,371
China Development Bank Corp., Series 1905, 3.48% 2029	607,200	86,197
		598,308
British pounds 2.78%
Comcast Corp. 1.50% 2029	£600	763
Comcast Corp. 1.875% 2036	400	515
Credit Suisse Group AG 2.125% 2025[1]	6,500	8,222
Electricité de France SA 6.00% 2114	700	1,476
Fiserv, Inc. 2.25% 2025	150	195
HSBC Holdings PLC 3.00% 2030 (EUR Annual (vs. 6-month LIBOR) 1-year + 1.77% on 5/29/2029)[1]	8,000	10,534
HSBC Holdings PLC 5.375% 2030 (3-month GBP-LIBOR + 1.50% on 11/4/2025)[1]	840	1,208
Lloyds Banking Group PLC 7.625% 2025	450	691
National Grid Transco PLC 1.375% 2026	290	370
National Grid Transco PLC 4.00% 2027	2,460	3,634
Nestlé Finance International Ltd. 2.25% 2023	400	528
United Kingdom 0.50% 2022	520	652
United Kingdom 1.75% 2022	19,400	25,008
United Kingdom 2.25% 2023	4,650	6,189
United Kingdom 4.25% 2027	9,590	15,620
United Kingdom 1.625% 2028	3,140	4,400
United Kingdom 0.875% 2029	11,450	15,181
United Kingdom 0.375% 2030	48,760	61,435
United Kingdom 4.75% 2030	32,625	59,583
United Kingdom 4.25% 2032	18,061	32,801
United Kingdom 1.75% 2037	14,070	20,904
United Kingdom 3.25% 2044	16,550	32,201
United Kingdom 3.50% 2045	17,200	35,144
United Kingdom 1.50% 2047	6,460	9,722
United Kingdom 0.625% 2050	2,880	3,559
United Kingdom 1.625% 2054	2,230	3,631
United Kingdom 0.50% 2061	1,500	1,825
United Kingdom 2.50% 2065	172	379
United Kingdom 1.625% 2071	1,760	3,308
Vodafone Group PLC 5.625% 2025	540	830
Volkswagen Group of America Finance, LLC 3.375% 2026	700	930
Wal-Mart Stores, Inc. 5.625% 2034	1,000	1,943
		363,381
Capital World Bond Fund — Page 5 of 37

unaudited
Bonds, notes & other debt instruments (continued) Canadian dollars 2.16%	Principal amount (000)	Value (000)
Canada 0.75% 2021	C$7,000	$5,175
Canada 1.00% 2022	16,200	12,113
Canada 2.25% 2025	125,860	101,436
Canada 2.25% 2029	139,005	118,253
Canada 3.50% 2045	2,970	3,423
Canada 1.25% 2047[3]	3,302	3,313
Canada 2.75% 2048	22,100	23,368
National Australia Bank Ltd. 3.515% (Canada BA 3-month + 1.58% on 6/12/2025)[1]	5,472	4,070
Nova Scotia (Province of) 2.10% 2027	4,000	3,138
Saskatchewan (Province of) 2.65% 2027	4,000	3,234
Toronto-Dominion Bank 3.224% 2029[1]	3,000	2,327
Verizon Communications Inc. 2.50% 2030	851	648
Verizon Communications Inc. 3.625% 2050	1,280	1,023
		281,521
Malaysian ringgits 1.69%
Malaysia (Federation of), Series 0119, 3.906% 2026	MYR196,500	48,945
Malaysia (Federation of), Series 0513, 3.733% 2028	12,120	2,993
Malaysia (Federation of), Series 0419, 3.828% 2034	10,960	2,699
Malaysia (Federation of), Series 0317, 4.762% 2037	8,830	2,372
Malaysia (Federation of), Series 0418, 4.893% 2038	352,663	96,033
Malaysia (Federation of), Series 0219, 4.467% 2039	58,929	15,153
Malaysia (Federation of), Series 0519, 3.757% 2040	124,149	29,490
Malaysia (Federation of), Series 0713, 4.935% 2043	1,750	469
Malaysia (Federation of), Series 0216, 4.736% 2046	35,205	9,121
Malaysia (Federation of), Series 0518, 4.921% 2048	49,849	13,386
		220,661
Mexican pesos 1.47%
América Móvil, SAB de CV 8.46% 2036	MXN15,000	669
Petróleos Mexicanos 7.19% 2024	33,581	1,245
Petróleos Mexicanos 7.47% 2026	508,419	17,372
United Mexican States, Series M, 5.75% 2026	384,500	17,189
United Mexican States, Series M, 7.50% 2027	1,697,620	82,337
United Mexican States, Series M20, 8.50% 2029	670,160	34,541
United Mexican States, Series M30, 8.50% 2038	128,400	6,634
United Mexican States, Series M, 7.75% 2042	116,000	5,517
United Mexican States, Series M, 8.00% 2047	550,300	26,850
		192,354
Danish kroner 1.21%
Nykredit Realkredit AS, Series 01E, 2.00% 2037[4]	DKr34,791	5,432
Nykredit Realkredit AS, Series 01E, 0.50% 2040[4]	438,881	65,192
Nykredit Realkredit AS, Series 01E, 1.50% 2040[4]	443,871	68,898
Nykredit Realkredit AS, Series 01E, 2.50% 2047[4]	17,341	2,751
Nykredit Realkredit AS, Series 01E, 0.50% 2050[4]	104,506	15,128
		157,401
Russian rubles 1.07%
Russian Federation 7.00% 2023	RUB1,776,160	26,601
Russian Federation 7.10% 2024	184,000	2,794
Russian Federation 7.15% 2025	174,510	2,671
Russian Federation 8.15% 2027	472,225	7,656
Russian Federation 6.90% 2029	1,227,875	18,682
Russian Federation 7.65% 2030	1,843,000	29,365
Capital World Bond Fund — Page 6 of 37

unaudited
Bonds, notes & other debt instruments (continued) Russian rubles (continued)	Principal amount (000)	Value (000)
Russian Federation 8.50% 2031	RUB585,940	$9,955
Russian Federation 7.70% 2033	1,442,510	23,220
Russian Federation 7.25% 2034	1,021,725	15,947
Russian Federation, Series 2002, 2.50% 2028[3]	184,220	2,592
		139,483
Israeli shekels 0.71%
Israel (State of) 2.00% 2027	ILS160,700	51,268
Israel (State of) 5.50% 2042	80,200	41,262
Israel (State of) 3.75% 2047	1,780	759
		93,289
South African rand 0.62%
South Africa (Republic of) 8.00% 2030	ZAR92,550	4,934
South Africa (Republic of), Series R-2048, 8.75% 2048	1,658,570	75,394
		80,328
South Korean won 0.61%
South Korea (Republic of), Series 2503, 1.50% 2025	KRW47,396,000	40,124
South Korea (Republic of), Series 2712, 2.375% 2027	43,869,200	39,250
		79,374
Ukrainian hryvnia 0.37%
Ukraine 17.25% 2020	UAH54,111	2,077
Ukraine 17.25% 2020	17,600	675
Ukraine 15.36% 2021	9,699	391
Ukraine 18.00% 2021	27,201	1,085
Ukraine 14.91% 2022	156,567	6,373
Ukraine 16.06% 2022	299,325	12,355
Ukraine 17.00% 2022	332,718	13,796
Ukraine 17.25% 2022	103,990	4,236
Ukraine 10.00% 2023	17,650	651
Ukraine 11.67% 2023	3,154	121
Ukraine 15.84% 2025	149,360	6,528
Ukraine 15.84% 2025	9,100	398
		48,686
Thai baht 0.29%
Thailand (Kingdom of) 2.125% 2026	THB1,073,800	37,244
Thailand (Kingdom of) 3.30% 2038	18,560	748
		37,992
Indonesian rupiah 0.24%
Indonesia (Republic of), Series 77, 8.125% 2024	IDR34,635,000	2,566
Indonesia (Republic of), Series 81, 6.50% 2025	9,628,000	673
Indonesia (Republic of), Series 78, 8.25% 2029	240,819,000	18,001
Indonesia (Republic of), Series 68, 8.375% 2034	143,239,000	10,580
		31,820
Singapore dollars 0.23%
Singapore (Republic of) 2.625% 2028	S$18,541	15,132
Singapore (Republic of) 2.875% 2029	10,542	8,857
Singapore (Republic of) 2.875% 2030	7,767	6,609
		30,598
Capital World Bond Fund — Page 7 of 37

unaudited
Bonds, notes & other debt instruments (continued) Indian rupees 0.22%	Principal amount (000)	Value (000)
HDFC Bank Ltd. 7.95% 2026	INR200,000	$2,860
India (Republic of) 8.24% 2027	247,100	3,629
India (Republic of) 7.26% 2029	274,590	3,919
India (Republic of) 7.57% 2033	18,050	264
India (Republic of) 7.73% 2034	199,000	2,959
National Highways Authority of India 7.17% 2021	920,000	12,681
National Highways Authority of India 7.27% 2022	210,000	2,926
		29,238
Colombian pesos 0.18%
Colombia (Republic of), Series B, 10.00% 2024	COP10,207,000	3,346
Colombia (Republic of), Series B, 7.50% 2026	2,100,000	637
Colombia (Republic of), Series B, 6.00% 2028	41,750,000	11,314
Colombia (Republic of), Series B, 7.25% 2034	27,855,500	7,740
		23,037
Polish zloty 0.18%
Poland (Republic of), Series 1024, 2.25% 2024	PLN35,000	9,499
Poland (Republic of), Series 1029, 2.75% 2029	46,990	13,379
		22,878
Dominican pesos 0.13%
Dominican Republic 8.90% 2023	DOP185,900	2,961
Dominican Republic 9.75% 2026	703,850	10,863
Dominican Republic 11.00% 2026	118,300	2,094
Dominican Republic 11.375% 2029	71,700	1,230
		17,148
Australian dollars 0.13%
Australia (Commonwealth of), Series 159, 0.25% 2024	A$5,000	3,434
Australia (Commonwealth of), Series 138, 3.25% 2029	12,030	10,032
Australia (Commonwealth of), Series 157, 1.50% 2031	5,000	3,652
		17,118
Chilean pesos 0.13%
Chile (Republic of) 4.50% 2026	CLP11,570,000	16,519
Argentine pesos 0.11%
Argentine Republic 2.50% 2021[3]	ARS857,443	8,026
Argentine Republic 4.00% 2023[3]	49,370	426
Argentine Republic 1.40% 2023[3]	646,210	5,147
Buenos Aires (City of) (Badlar Private Banks ARS Index + 3.75%) 29.672% 2028[5]	60,051	466
		14,065
Uruguayan pesos 0.10%
Uruguay (Oriental Republic of) 8.50% 2028	UYU412,190	8,962
Uruguay (Oriental Republic of) 3.875% 2040[3]	148,533	3,539
		12,501
Capital World Bond Fund — Page 8 of 37

unaudited
Bonds, notes & other debt instruments (continued) Peruvian nuevos soles 0.07%	Principal amount (000)	Value (000)
Peru (Republic of) 5.40% 2034	PEN5,530	$1,648
Peru (Republic of) 6.90% 2037	10,775,000	3,660
Peru (Republic of) 5.35% 2040	13,085	3,715
		9,023
Romanian leu 0.06%
Romania 4.75% 2025	RON30,000	7,299
New Zealand dollars 0.05%
New Zealand 0.50% 2024	NZ$4,000	2,593
New Zealand 4.50% 2027	5,000	4,058
		6,651
Norwegian kroner 0.04%
Norway (Kingdom of) 3.75% 2021	NKr26,160	2,808
Norway (Kingdom of) 1.375% 2030	16,010	1,786
		4,594
Brazilian reais 0.03%
Brazil (Federative Republic of) 6.00% 2050[3]	BRL17,719	4,178
Turkish lira 0.02%
Turkey (Republic of) 8.50% 2022	TRY1,725	248
Turkey (Republic of) 2.80% 2023[3]	5,902	906
Turkey (Republic of) 4.10% 2024[3]	5,045	796
Turkey (Republic of) 10.60% 2026	6,400	922
		2,872
Ghana cedi 0.00%
Ghana (Republic of) 19.00% 2026	GHS2,195	370
Zambian kwacha 0.00%
Zambia (Republic of) 13.00% 2026	ZMW7,400	195
Egyptian pounds 0.00%
Egypt (Arab Republic of) 18.40% 2024	EGP450	32
U.S. dollars 46.79%
Abbott Laboratories 3.40% 2023	$5,950	6,496
AbbVie Inc. 2.60% 2024[2]	2,407	2,565
AbbVie Inc. 3.80% 2025[2]	1,037	1,157
AbbVie Inc. 2.95% 2026[2]	1,721	1,885
AbbVie Inc. 4.75% 2045[2]	3,800	4,722
Abu Dhabi (Emirate of) 2.50% 2022[2]	10,600	10,970
Abu Dhabi (Emirate of) 2.50% 2025[2]	3,695	3,901
Abu Dhabi (Emirate of) 3.125% 2027[2]	10,600	11,612
Abu Dhabi (Emirate of) 3.125% 2027	650	712
Abu Dhabi (Emirate of) 2.50% 2029	750	788
Abu Dhabi National Energy Company PJSC (TAQA) 5.875% 2021[2]	1,000	1,066
Abu Dhabi National Energy Company PJSC (TAQA) 3.625% 2023[2]	20,735	21,847
Capital World Bond Fund — Page 9 of 37

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Abu Dhabi National Energy Company PJSC (TAQA) 4.875% 2030[2]	$440	$529
ACE INA Holdings Inc. 2.30% 2020	2,555	2,567
Adient US LLC 9.00% 2025[2]	1,232	1,332
Adobe Inc. 1.90% 2025	1,847	1,952
Adobe Inc. 2.15% 2027	11,654	12,520
Adobe Inc. 2.30% 2030	5,920	6,400
ADT Corp. 3.50% 2022	3,325	3,315
Advisor Group Holdings, LLC 6.25% 2028[2]	1,905	1,776
AES Corp. 5.50% 2025	3,282	3,379
AG Merger Sub II, Inc. 10.75% 2027[2]	1,488	1,463
Air Liquide SA 2.25% 2029[2]	500	517
Air Products and Chemicals, Inc. 1.50% 2025	1,071	1,108
Air Products and Chemicals, Inc. 2.05% 2030	757	796
Air Products and Chemicals, Inc. 2.70% 2040	287	306
Air Products and Chemicals, Inc. 2.80% 2050	138	147
Alexandria Real Estate Equities, Inc. 3.90% 2023	1,350	1,462
Alexandria Real Estate Equities, Inc. 3.80% 2026	1,040	1,168
Alexandria Real Estate Equities, Inc. 3.95% 2028	465	531
Alexandria Real Estate Equities, Inc. 2.75% 2029	631	674
Alexandria Real Estate Equities, Inc. 4.50% 2029	1,000	1,200
Alexandria Real Estate Equities, Inc. 3.375% 2031	710	793
Allison Transmission Holdings, Inc. 5.00% 2024[2]	3,150	3,152
Allstate Corp. 3.85% 2049	250	302
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[5,6]	3,264	2,849
Altria Group, Inc. 2.35% 2025	214	225
Altria Group, Inc. 3.40% 2030	137	148
Altria Group, Inc. 5.95% 2049	2,476	3,251
Altria Group, Inc. 4.45% 2050	124	136
Amazon.com, Inc. 3.15% 2027	170	195
Amazon.com, Inc. 1.50% 2030	3,997	4,063
Amazon.com, Inc. 3.875% 2037	250	310
Amazon.com, Inc. 4.05% 2047	320	418
Amazon.com, Inc. 2.50% 2050	15,740	16,002
Amazon.com, Inc. 2.70% 2060	1,790	1,828
Ameren Corp. 3.50% 2031	3,380	3,787
American Campus Communities, Inc. 3.75% 2023	3,090	3,175
American Campus Communities, Inc. 4.125% 2024	1,945	2,046
American Campus Communities, Inc. 3.30% 2026	1,500	1,540
American Campus Communities, Inc. 3.625% 2027	2,575	2,648
American Campus Communities, Inc. 3.875% 2031	139	146
American Electric Power Co., Inc. 2.30% 2030	2,500	2,533
American Energy-Permian Basin, LLC / AEPB Finance Corp. 12.00% 2024[2,7,8,9]	1,783	214
American Honda Finance Corp. 3.55% 2024	1,000	1,091
American International Group, Inc. 3.90% 2026	475	537
American International Group, Inc. 3.40% 2030	6,285	6,822
American International Group, Inc. 4.80% 2045	500	609
American International Group, Inc. 4.375% 2050	1,273	1,465
Amgen Inc. 1.90% 2025	3,077	3,217
Amgen Inc. 2.20% 2027	2,359	2,491
Anglo American Capital PLC 5.625% 2030[2]	3,800	4,598
Angola (Republic of) 9.50% 2025	5,620	5,084
Angola (Republic of) 8.25% 2028	7,125	5,898
Angola (Republic of) 8.00% 2029	13,645	11,284
Angola (Republic of) 8.00% 2029[2]	850	703
Anheuser-Busch Company / InBev Worldwide 4.70% 2036	1,000	1,180
Capital World Bond Fund — Page 10 of 37

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Anheuser-Busch Company / InBev Worldwide 4.90% 2046	$2,000	$2,454
Anheuser-Busch InBev NV 4.15% 2025	13,770	15,635
Anheuser-Busch InBev NV 4.75% 2029	17,274	20,883
Anheuser-Busch InBev NV 3.50% 2030	1,397	1,574
Anheuser-Busch InBev NV 4.90% 2031	2,500	3,152
Anheuser-Busch InBev NV 5.55% 2049	1,767	2,369
Anheuser-Busch InBev NV 4.50% 2050	14,356	17,193
Antero Resources Corp. 5.75% 2028[2]	299	237
Apple Inc. 1.125% 2025	3,198	3,259
Apple Inc. 2.65% 2050	1,142	1,183
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.00% 2025[5,6]	250	251
Ardagh Packaging Finance 5.25% 2025[2]	545	560
Argentine Republic 6.875% 2021[7]	11,015	4,650
Argentine Republic 4.625% 2023	1,500	633
Argentine Republic 7.50% 2026[7]	19,930	8,165
Argentine Republic 6.875% 2027	825	335
Argentine Republic 5.875% 2028	6,390	2,585
Argentine Republic 3.75% 2038 (5.25% on 3/31/2029)[1]	4,000	1,587
Argentine Republic 7.625% 2046[7]	3,400	1,341
Argentine Republic 6.875% 2048	11,705	4,603
Armenia (Republic of) 7.15% 2025	400	450
Armenia (Republic of) 3.95% 2029	800	776
Associated Materials, LLC 9.00% 2024[2]	6,058	5,216
AstraZeneca PLC 4.00% 2029	2,000	2,451
AT&T Inc. 2.30% 2027	3,625	3,748
AT&T Inc. 2.75% 2031	40,150	41,631
AT&T Inc. 4.30% 2042	25	28
AT&T Inc. 4.35% 2045	3,443	3,879
AT&T Inc. 3.65% 2051	4,625	4,847
Autoridad del Canal de Panama 4.95% 2035[2]	3,200	3,662
Avangrid, Inc. 3.20% 2025	3,900	4,267
Avangrid, Inc. 3.80% 2029	3,000	3,489
Avis Budget Group, Inc. 5.50% 2023	608	504
Avis Budget Group, Inc. 5.25% 2025[2]	2,025	1,630
Avis Budget Group, Inc. 10.50% 2025[2]	2,139	2,384
Azerbaijan (Republic of) 4.75% 2024	1,640	1,751
B&G Foods, Inc. 5.25% 2025	1,155	1,165
Bahrain (Kingdom of) 5.875% 2021	2,675	2,720
Bahrain (Kingdom of) 6.125% 2022	400	418
Bahrain (Kingdom of) 6.125% 2023	1,430	1,517
Baidu Inc. 3.425% 2030	4,315	4,696
Baker Hughes, a GE Co. 4.486% 2030	3,605	4,154
Banco do Brasil SA (Cayman) 3.875% 2022	1,300	1,321
Bangkok Bank PCL 4.05% 2024	1,210	1,307
Bangkok Bank PCL 4.45% 2028	470	535
Bangkok Bank PCL 9.025% 2029	980	1,330
Bangkok Bank PCL 3.733% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.90% on 9/25/2029)[1]	9,080	8,691
Bangkok Bank PCL 3.733% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.90% on 9/25/2029)[1,2]	290	278
Bank Mandiri (Persero) Tbk PT 4.75% 2025	240	255
Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)[1]	15,500	15,555
Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)[1]	8,240	8,648
Bank of America Corp. 2.592% 2031 (USD-SOFR + 2.15% on 4/29/2030)[1]	4,872	5,165
Bank of America Corp. 3.946% 2049 (3-month USD-LIBOR + 1.19% on 1/23/2048)[1]	190	230
Capital World Bond Fund — Page 11 of 37

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Bank of America Corp. 4.083% 2051 (3-month USD-LIBOR + 3.15% on 3/20/2050)[1]	$28,575	$35,822
Bank of Montreal, subordinated, 3.803% (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 1.432% on 12/15/2027)[1,2]	1,984	2,137
Bausch Health Companies Inc. 9.25% 2026[2]	8,085	8,782
Bausch Health Companies Inc. 5.00% 2028[2]	1,140	1,075
Baxalta Inc. 4.00% 2025	469	531
Bayer US Finance II LLC 3.875% 2023[2]	5,690	6,246
Bayer US Finance II LLC 4.25% 2025[2]	557	640
Bayer US Finance II LLC 4.375% 2028[2]	500	585
Bayer US Finance II LLC 4.875% 2048[2]	300	385
Bayerische Motoren Werke AG 2.95% 2022[2]	7,835	8,122
Bayerische Motoren Werke AG 3.80% 2023[2]	2,028	2,179
Bayerische Motoren Werke AG 3.15% 2024[2]	2,555	2,736
Bayerische Motoren Werke AG 3.90% 2025[2]	5,000	5,562
Bayerische Motoren Werke AG 4.15% 2030[2]	5,000	5,772
Becton, Dickinson and Company 2.894% 2022	3,630	3,757
Becton, Dickinson and Company 3.734% 2024	5,427	5,979
Becton, Dickinson and Company 3.70% 2027	3,000	3,358
Becton, Dickinson and Company 2.823% 2030	16,169	17,161
Becton, Dickinson and Company 3.794% 2050	1,444	1,612
Berkshire Hathaway Energy Co. 4.05% 2025[2]	1,650	1,881
Berkshire Hathaway Energy Co. 3.70% 2030[2]	4,025	4,726
Berkshire Hathaway Energy Co. 4.25% 2050[2]	1,625	2,045
Berkshire Hathaway Finance Corp. 4.20% 2048	2,000	2,542
Berkshire Hathaway Finance Corp. 4.25% 2049	3,000	3,850
BMC Software, Inc. 7.125% 2025[2]	430	452
BMC Software, Inc. 9.125% 2026[2]	355	369
BMW Finance NV 2.40% 2024[2]	3,000	3,111
Boeing Co. 4.508% 2023	3,090	3,265
Boeing Co. 4.875% 2025	6,588	7,181
Boeing Co. 3.10% 2026	1,789	1,825
Boeing Co. 2.70% 2027	3,292	3,218
Boeing Co. 5.04% 2027	3,317	3,663
Boeing Co. 3.20% 2029	4,156	4,114
Boeing Co. 2.95% 2030	151	148
Boeing Co. 5.15% 2030	1,451	1,622
Boeing Co. 5.805% 2050	13,530	16,001
Boston Scientific Corp. 3.375% 2022	3,500	3,661
Boston Scientific Corp. 3.45% 2024	2,780	3,015
Boston Scientific Corp. 1.90% 2025	1,168	1,210
Boston Scientific Corp. 3.75% 2026	3,380	3,841
Boston Scientific Corp. 2.65% 2030	1,500	1,560
Boston Scientific Corp. 4.70% 2049	360	460
BP Capital Markets PLC 3.79% 2024	8,610	9,429
BP Capital Markets PLC 3.00% 2050	853	842
Braskem SA 4.50% 2030[2]	4,050	3,713
Brazil (Federative Republic of) 3.875% 2030	14,710	14,211
Bristol-Myers Squibb Co. 2.60% 2022[2]	338	352
Bristol-Myers Squibb Co. 2.90% 2024[2]	12,716	13,772
Bristol-Myers Squibb Co. 3.875% 2025[2]	2,050	2,334
Bristol-Myers Squibb Co. 3.20% 2026[2]	2,254	2,532
British American Tobacco PLC 3.215% 2026	4,902	5,271
British American Tobacco PLC 3.557% 2027	7,740	8,380
British American Tobacco PLC 4.70% 2027	775	887
British American Tobacco PLC 3.462% 2029	5,900	6,288
Capital World Bond Fund — Page 12 of 37

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
British American Tobacco PLC 4.906% 2030	$2,443	$2,874
British American Tobacco PLC 4.39% 2037	4,200	4,587
British American Tobacco PLC 4.758% 2049	8,086	9,004
Broadcom Corp. 3.875% 2027	4,325	4,680
Broadcom Inc. 4.70% 2025[2]	7,000	7,890
Broadcom Inc. 4.75% 2029[2]	5,000	5,679
Broadcom Inc. 4.15% 2030[2]	5,070	5,528
Broadcom Inc. 5.00% 2030[2]	15,041	17,317
Broadcom Ltd. 3.625% 2024	8,000	8,609
Broadcom Ltd. 3.50% 2028	3,530	3,732
Brookfield Property REIT Inc. 5.75% 2026[2]	5,615	4,758
Burlington Northern Santa Fe LLC 3.05% 2051	1,485	1,620
Cablevision Systems Corp. 6.75% 2021	5,425	5,710
Cameroon (Republic of) 9.50% 2025	1,500	1,511
Canadian National Railway Co. 3.20% 2046	190	211
Canadian Natural Resources Ltd. 2.95% 2023	5,400	5,573
Canadian Natural Resources Ltd. 2.05% 2025	1,846	1,852
Canadian Natural Resources Ltd. 3.85% 2027	8,893	9,517
Canadian Natural Resources Ltd. 2.95% 2030	17,534	17,435
Carnival Corp. 11.50% 2023[2]	14,370	15,555
Carrier Global Corp. 2.493% 2027[2]	750	765
Carrier Global Corp. 2.722% 2030[2]	2,453	2,464
Carrier Global Corp. 3.377% 2040[2]	989	965
CCCI Treasure Ltd. 3.425% (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.998% on 2/21/2025)[1]	20,420	20,275
CCCI Treasure Ltd. 3.65% (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.00% on 2/21/2027)[1]	3,420	3,394
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[2]	2,000	2,073
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[2]	6,875	7,041
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[2]	1,500	1,537
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	5,500	5,588
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032[2]	620	629
CCO Holdings LLC and CCO Holdings Capital Corp. 4.80% 2050	700	797
CCO Holdings LLC and CCO Holdings Capital Corp. 3.70% 2051	4,400	4,303
Centene Corp. 4.75% 2022	2,730	2,774
Centene Corp. 4.75% 2025	1,600	1,640
Centene Corp. 4.625% 2029	2,565	2,722
CenterPoint Energy, Inc. 2.95% 2030	2,500	2,661
CenterPoint Energy, Inc. 2.90% 2050	375	392
CenturyLink, Inc. 6.75% 2023	4,125	4,444
CenturyLink, Inc. 7.50% 2024	1,250	1,376
CenturyLink, Inc. 5.125% 2026[2]	1,225	1,224
CenturyLink, Inc. 4.00% 2027[2]	425	412
CenturyLink, Inc., Series T, 5.80% 2022	3,300	3,398
Chemours Co. 6.625% 2023	3,342	3,217
Cheniere Energy, Inc. 3.70% 2029[2]	1,077	1,105
Chesapeake Energy Corp. 4.875% 2022	5,470	191
Chesapeake Energy Corp. 11.50% 2025[2]	3,092	335
Chesapeake Energy Corp., Term Loan, (3-month USD-LIBOR + 8.00%) 9.00% 2024[5,6]	4,868	2,824
Chevron Corp. 2.954% 2026	3,070	3,403
Chevron Corp. 1.995% 2027	492	516
Chevron Corp. 2.236% 2030	1,813	1,900
Chevron Corp. 3.078% 2050	390	415
Chevron Phillips Chemical Co. LLC 3.30% 2023[2]	155	162
China CITIC Bank International Ltd. 4.625% 2029 (UST Yield Curve Rate T Note Constant Maturity 5-year + 2.25% on 2/28/2024)[1]	4,800	5,060
Capital World Bond Fund — Page 13 of 37

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
China Construction Bank Corp. 2.45% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 2.15% on 6/24/2025)[1]	$27,625	$27,612
Cigna Corp. 3.40% 2021	3,835	3,966
Cigna Corp. 3.75% 2023	5,724	6,218
Cigna Corp. 4.125% 2025	2,615	3,007
Cigna Corp. 4.375% 2028	3,618	4,285
CIT Group Inc. 3.929% 2024 (USD-SOFR + 3.827% on 6/19/2023)[1]	1,095	1,072
CIT Group Inc. 5.25% 2025	629	653
Citigroup Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[1]	29,425	31,604
Citigroup Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[1]	2,520	2,683
Citigroup Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[1]	34,936	36,153
Cleveland-Cliffs Inc. 4.875% 2024[2]	5,150	4,860
Cleveland-Cliffs Inc. 5.75% 2025	4,771	4,076
Cleveland-Cliffs Inc. 9.875% 2025[2]	1,875	1,970
Cleveland-Cliffs Inc. 6.75% 2026[2]	3,115	3,014
Cleveland-Cliffs Inc. 5.875% 2027	6,275	5,195
Colbun SA 3.95% 2027[2]	2,445	2,634
Colombia (Republic of) 4.50% 2026	750	814
Colombia (Republic of) 3.125% 2031	8,505	8,448
Colombia (Republic of) 7.375% 2037	1,000	1,365
Colombia (Republic of) 5.20% 2049	12,200	14,350
Colombia (Republic of) 4.125% 2051	890	896
Colt Merger Sub, Inc. 6.25% 2025[2]	1,440	1,432
Comcast Corp. 3.95% 2025	4,395	5,040
Comcast Corp. 2.65% 2030	6,460	7,030
Comcast Corp. 1.95% 2031	3,758	3,836
Comcast Corp. 3.25% 2039	1,190	1,322
Comcast Corp. 2.80% 2051	6,800	6,985
Comisión Federal de Electricidad 4.875% 2024[2]	3,500	3,697
Comisión Federal de Electricidad 4.75% 2027[2]	370	390
Commonwealth Bank of Australia 3.61% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year+ 2.05% on 9/12/2029)[1,2]	7,636	8,139
CommScope Finance LLC 6.00% 2026[2]	2,300	2,364
Communications Sales & Leasing, Inc. 6.00% 2023[2]	1,925	1,883
Compass Diversified Holdings 8.00% 2026[2]	3,300	3,368
Comstock Resources, Inc. 9.75% 2026	1,582	1,484
Conagra Brands, Inc. 4.30% 2024	6,000	6,639
Conagra Brands, Inc. 4.60% 2025	1,200	1,385
Conagra Brands, Inc. 5.40% 2048	5,137	7,102
Concho Resources Inc. 4.85% 2048	1,999	2,259
CONSOL Energy Inc. 5.875% 2022	5,579	5,499
Consolidated Edison Company of New York, Inc. 3.95% 2050	425	508
Constellation Brands, Inc. 2.65% 2022	7,000	7,304
Constellation Brands, Inc. 2.875% 2030	839	891
Constellation Brands, Inc. 4.10% 2048	750	868
Constellation Brands, Inc. 3.75% 2050	238	260
Constellation Oil Services Holding SA 10.00% 2024 (100% PIK)[2,10]	6,497	1,949
Consumers Energy Co. 3.10% 2050	2,626	2,932
Convey Park Energy LLC 7.50% 2025[2]	675	617
COSL Singapore Capital Ltd. 0% 2030	4,400	4,346
Costa Rica (Republic of) 6.125% 2031[2]	3,935	3,413
Costa Rica (Republic of) 7.00% 2044	3,482	2,876
CRCC Yuxiang Ltd. 3.97% (UST Yield Curve Rate T Note Constant Maturity 5-year + 5.243% on 6/27/2024)[1]	2,440	2,488
Crédit Agricole SA 4.375% 2025[2]	7,990	8,849
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[1,2]	7,000	7,105
Capital World Bond Fund — Page 14 of 37

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Credit Suisse AG (New York Branch) 2.95% 2025	$4,875	$5,292
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[1,2]	5,065	5,595
Credit Suisse Group AG 4.194% 2031[1,2]	3,862	4,416
CRH America, Inc. 5.125% 2045[2]	3,000	3,506
CSX Corp. 4.25% 2029	6,730	8,059
CSX Corp. 3.80% 2050	397	473
CVR Partners, LP 9.25% 2023[2]	2,575	2,530
CVS Health Corp. 2.80% 2020	1,900	1,902
CVS Health Corp. 3.35% 2021	4,432	4,520
CVS Health Corp. 3.70% 2023	3,130	3,364
CVS Health Corp. 4.30% 2028	4,154	4,860
DaimlerChrysler North America Holding Corp. 2.00% 2021[2]	300	302
DaimlerChrysler North America Holding Corp. 3.00% 2021[2]	21,975	22,243
DaimlerChrysler North America Holding Corp. 3.40% 2022[2]	3,370	3,483
Danske Bank AS 2.70% 2022[2]	7,200	7,435
Danske Bank AS 3.875% 2023[2]	9,700	10,294
DaVita HealthCare Partners Inc. 5.00% 2025	1,260	1,290
DCP Midstream Operating LP 4.95% 2022	2,365	2,386
Delta Air Lines, Inc. 7.00% 2025[2]	1,200	1,240
Diamond Offshore Drilling, Inc. 4.875% 2043[7]	4,300	508
Dianjian Haiyu Ltd. 3.50% (UST Yield Curve Rate T Note Constant Maturity 5-year + 6.773% on 7/19/2023)[1]	1,501	1,508
Dianjian International Finance Ltd. 4.60% (UST Yield Curve Rate T Note Constant Maturity 5-year + 6.933% on 7/19/2023)[1]	2,205	2,255
Diebold Nixdorf AG, Term Loan A1, (3-month USD-LIBOR + 9.25%) 9.438% 2022[5,6]	3,699	3,713
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 2.938% 2023[5,6]	434	413
Diebold, Inc. 8.50% 2024	1,875	1,493
Discovery Communications, Inc. 3.625% 2030	2,669	2,925
Discovery Communications, Inc. 4.65% 2050	1,900	2,164
Dominican Republic 7.50% 2021[2]	3,500	3,618
Dominican Republic 7.50% 2021	1,004	1,038
Dominican Republic 5.50% 2025[2]	6,500	6,598
Dominican Republic 6.875% 2026	1,643	1,728
Dominican Republic 5.95% 2027	3,362	3,394
Dominican Republic 8.625% 2027[2]	1,000	1,111
Dominican Republic 4.50% 2030[2]	7,700	7,003
Dominican Republic 6.85% 2045	3,515	3,387
Dominican Republic 6.40% 2049[2]	10,648	9,796
Dominican Republic 6.40% 2049	1,630	1,500
Dominican Republic 5.875% 2060[2]	8,727	7,536
Dow Chemical Co. 4.55% 2025	500	571
Dow Chemical Co. 4.80% 2028	385	462
Dow Chemical Co. 5.55% 2048	725	953
Dow Chemical Co. 4.80% 2049	500	598
DP World Crescent 4.848% 2028[2]	2,925	3,090
DPL Inc. 4.125% 2025[2]	365	366
Duke Energy Progress, LLC 3.70% 2028	6,150	7,157
Dun & Bradstreet Corp. 6.875% 2026[2]	1,080	1,147
E.I. du Pont de Nemours and Co. 2.30% 2030	895	932
Edison International 4.95% 2025	150	165
Edison International 5.75% 2027	1,576	1,812
Edison International 4.125% 2028	12,001	12,699
EDP Finance BV 5.25% 2021[2]	2,500	2,553
EDP Finance BV 3.625% 2024[2]	3,000	3,236
Egypt (Arab Republic of) 5.875% 2025	2,000	2,020
Egypt (Arab Republic of) 7.50% 2027[2]	5,300	5,573
Capital World Bond Fund — Page 15 of 37

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Egypt (Arab Republic of) 7.625% 2032[2]	$500	$489
Electricité de France SA 3.625% 2025[2]	760	854
Electricité de France SA 4.50% 2028[2]	1,722	2,007
Electricité de France SA 4.875% 2038[2]	7,267	8,593
Electricité de France SA 4.875% 2044[2]	325	385
Electricité de France SA 4.95% 2045[2]	206	252
Electricité de France SA 5.00% 2048[2]	573	729
Eli Lilly and Co. 2.75% 2025	2,093	2,305
Embarq Corp. 7.995% 2036	3,130	3,522
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[1]	6,333	6,860
Empresa Nacional de Electricidad SA 4.25% 2024	2,100	2,249
Empresas Publicas de Medellin ESP 4.25% 2029[2]	4,935	4,962
ENA Norte Trust 4.95% 2028[2]	4,209	4,161
Enbridge Energy Partners, LP 7.375% 2045	1,737	2,488
Enbridge Inc. 2.50% 2025	5,000	5,199
Encompass Health Corp. 4.50% 2028	985	946
Encompass Health Corp. 4.75% 2030	1,410	1,349
Endo Dac / Endo Finance LLC / Endo Finco 9.50% 2027[2]	2,977	3,164
Endo Dac / Endo Finance LLC / Endo Finco 6.00% 2028[2]	4,550	2,957
Endo International PLC 5.75% 2022[2]	6,075	5,589
Enel Chile SA 4.875% 2028	1,435	1,605
Enel Finance International SA 2.75% 2023[2]	21,600	22,433
Enel Finance International SA 3.50% 2028[2]	7,600	8,185
Enel Finance International SA 4.75% 2047[2]	4,218	5,040
Enel Società per Azioni 8.75% 2073 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)[1,2]	10,000	11,395
Energy Transfer Operating, LP 5.00% 2050	5,063	4,802
Energy Transfer Partners, LP 4.20% 2027	12,190	12,772
Energy Transfer Partners, LP 5.30% 2047	550	533
Energy Transfer Partners, LP 6.00% 2048	3,997	4,152
Energy Transfer Partners, LP 6.25% 2049	3,856	4,092
Engie Energia Chile SA 3.40% 2030[2]	5,795	6,043
Entergy Corp. 2.80% 2030	1,100	1,161
EOG Resources, Inc. 4.375% 2030	6,514	7,770
EQM Midstream Partners, LP 4.125% 2026	463	422
EQM Midstream Partners, LP 6.50% 2027[2]	1,290	1,325
EQM Midstream Partners, LP 5.50% 2028	1,337	1,276
EQT Corp. 7.00% 2030	635	655
Equinix, Inc. 1.25% 2025	2,579	2,591
Equinix, Inc. 1.80% 2027	1,529	1,538
Equinix, Inc. 3.20% 2029	9,278	10,087
Equinix, Inc. 2.15% 2030	12,362	12,258
Equinix, Inc. 3.00% 2050	3,518	3,441
Equinor ASA 1.75% 2026	2,473	2,535
Equinor ASA 2.375% 2030	4,974	5,177
Equinor ASA 3.70% 2050	9,582	11,066
Essex Portfolio LP 3.625% 2022	1,420	1,489
Essex Portfolio LP 3.25% 2023	2,870	3,024
Essex Portfolio LP 3.875% 2024	3,360	3,661
Essex Portfolio LP 4.00% 2029	1,200	1,397
Ethiopia (Federal Democratic Republic of) 6.625% 2024	5,430	5,454
Euramax International, Inc. 12.00% 2020[2]	3,825	3,150
European Investment Bank 2.25% 2022	4,600	4,758
Exelon Corp. 4.70% 2050	350	447
Export Credit Bank of Turkey 5.375% 2021	1,280	1,290
Capital World Bond Fund — Page 16 of 37

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Export-Import Bank of India 3.875% 2028	$4,597	$4,782
Export-Import Bank of India 3.25% 2030	12,101	11,997
Extraction Oil & Gas, Inc. 5.625% 2026[2]	2,475	485
Exxon Mobil Corp. 2.019% 2024	333	348
Exxon Mobil Corp. 2.992% 2025	13,300	14,484
Exxon Mobil Corp. 2.44% 2029	1,027	1,091
Exxon Mobil Corp. 3.482% 2030	17,980	20,516
Exxon Mobil Corp. 4.327% 2050	790	994
Exxon Mobil Corp. 3.452% 2051	1,079	1,203
Fannie Mae 6.50% 2047[4]	70	75
Fannie Mae 6.50% 2047[4]	18	19
Fannie Mae 7.00% 2047[4]	38	44
Fannie Mae Pool #AI6697 3.00% 2026[4]	536	565
Fannie Mae Pool #AJ0049 3.00% 2026[4]	222	234
Fannie Mae Pool #AL1381 3.00% 2027[4]	25	26
Fannie Mae Pool #BM4299 3.00% 2030[4]	1,557	1,638
Fannie Mae Pool #FM1465 3.00% 2030[4]	289	307
Fannie Mae Pool #BO7771 2.50% 2034[4]	724	759
Fannie Mae Pool #BK0499 3.00% 2034[4]	570	602
Fannie Mae Pool #MA3955 2.50% 2035[4]	454	476
Fannie Mae Pool #826003 6.00% 2035[4]	20	22
Fannie Mae Pool #964204 5.50% 2038[4]	938	1,076
Fannie Mae Pool #BC7599 4.00% 2046[4]	3,405	3,653
Fannie Mae Pool #BC8578 4.00% 2046[4]	687	735
Fannie Mae Pool #CA0487 3.50% 2047[4]	393	416
Fannie Mae Pool #BK0920 4.00% 2048[4]	265	281
Fannie Mae Pool #MA3384 4.00% 2048[4]	111	117
Fannie Mae Pool #BJ9252 4.00% 2048[4]	80	85
Fannie Mae Pool #BK4764 4.00% 2048[4]	69	73
Fannie Mae Pool #BK0915 4.00% 2048[4]	26	27
Fannie Mae Pool #FM3217 3.50% 2050[4]	29,500	31,479
Fannie Mae, Series 2001-4, Class GA, 9.117% 2025[4,5]	—[11]	—[11]
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[4]	359	341
Federal Realty REIT Investment Trust 3.50% 2030	3,066	3,236
First Quantum Minerals Ltd. 7.25% 2023[2]	5,325	5,119
First Quantum Minerals Ltd. 6.50% 2024[2]	1,226	1,159
First Quantum Minerals Ltd. 7.50% 2025[2]	13,575	13,020
First Quantum Minerals Ltd. 6.875% 2026[2]	1,175	1,116
FirstEnergy Corp. 3.50% 2028[2]	1,425	1,563
FirstEnergy Corp. 2.25% 2030	1,175	1,180
Fiserv, Inc. 2.25% 2027	8,585	8,990
Fiserv, Inc. 2.65% 2030	4,492	4,749
Five Corners Funding Trust II 2.85% 2030[2]	15,450	15,951
Florida Power & Light Company 2.85% 2025	3,075	3,369
Ford Motor Co. 9.00% 2025	2,896	3,137
Ford Motor Credit Co. 3.664% 2024	838	793
Ford Motor Credit Co. 3.81% 2024	3,525	3,398
Ford Motor Credit Co. 5.584% 2024	752	761
Ford Motor Credit Co. 5.125% 2025	1,525	1,532
Fox Corp. 3.50% 2030	3,566	3,989
Freddie Mac 3.50% 2048[4]	131	138
Freddie Mac Pool #ZK3775 3.00% 2026[4]	73	77
Freddie Mac Pool #ZT1344 3.00% 2033[4]	1,689	1,776
Freddie Mac Pool #SB0023 3.00% 2033[4]	717	754
Freddie Mac Pool #A79734 6.00% 2038[4]	41	45
Capital World Bond Fund — Page 17 of 37

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SI2002 4.00% 2048[4]	$514	$545
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[4]	625	603
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[4]	100	94
Freeport-McMoRan Inc. 3.875% 2023	500	502
Freeport-McMoRan Inc. 4.25% 2030	1,575	1,529
Freeport-McMoRan Inc. 5.45% 2043	800	787
Frontier Communications Corp. 11.00% 2025[7]	9,380	3,273
Frontier Communications Corp. 8.00% 2027[2]	3,555	3,614
FS Energy and Power Fund 7.50% 2023[2]	3,425	2,929
FXI Holdings, Inc. 7.875% 2024[2]	1,332	1,150
FXI Holdings, Inc. 12.25% 2026[2]	2,624	2,553
Gabonese Republic 6.375% 2024	551	525
Gabonese Republic 6.95% 2025	1,750	1,649
Gabonese Republic 6.625% 2031[2]	325	291
Gaming and Leisure Properties, Inc. 3.35% 2024	1,014	1,017
Gaming and Leisure Properties, Inc. 4.00% 2030	1,331	1,327
Gartner, Inc. 4.50% 2028[2]	525	532
Gazprom OJSC 5.999% 2021[2]	3,900	4,003
GE Capital Funding, LLC 4.40% 2030[2]	4,446	4,628
General Dynamics Corp. 3.75% 2028	4,576	5,342
General Dynamics Corp. 4.25% 2050	334	436
General Electric Capital Corp. 3.373% 2025	3,750	3,938
General Electric Co. 4.25% 2040	650	640
General Electric Co. 4.35% 2050	8,475	8,413
General Mills, Inc. 3.20% 2021	2,215	2,264
General Motors Co. 6.80% 2027	538	628
General Motors Co. 6.75% 2046	4,955	5,407
General Motors Financial Co. 3.55% 2022	1,850	1,898
General Motors Financial Co. 5.20% 2023	6,421	6,875
General Motors Financial Co. 2.90% 2025	3,720	3,709
General Motors Financial Co. 4.00% 2026	1,000	1,039
Genesis Energy, LP 6.50% 2025	2,120	1,819
Genesys Telecommunications Laboratories, Inc. 10.00% 2024[2]	525	547
Ghana (Republic of) 6.375% 2027[2]	480	451
GlaxoSmithKline PLC 3.625% 2025	2,005	2,264
Global Payments Inc. 2.90% 2030	8,827	9,243
Gogo Inc. 9.875% 2024[2]	13,270	11,248
Goldman Sachs Group, Inc. 5.25% 2021	2,355	2,473
Goldman Sachs Group, Inc. 3.20% 2023	2,979	3,163
Goldman Sachs Group, Inc. 2.60% 2030	3,075	3,214
Goldman Sachs Group, Inc. 3.80% 2030	10,230	11,693
Government National Mortgage Assn. 4.00% 2045[4]	6,982	7,580
Government National Mortgage Assn. 4.50% 2049[4]	608	650
Government National Mortgage Assn. Pool #MA6040 4.00% 2049[4]	3,479	3,689
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[4]	13	13
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	10,005	10,443
Groupe BPCE SA 2.75% 2023[2]	5,175	5,428
Groupe BPCE SA 5.70% 2023[2]	11,253	12,596
Groupe BPCE SA 5.15% 2024[2]	5,000	5,586
Grupo Energia Bogota SA ESP 4.875% 2030[2]	3,800	3,997
Guatemala (Republic of) 4.50% 2026	1,261	1,315
Guatemala (Republic of) 4.375% 2027	2,710	2,814
Guatemala (Republic of) 4.875% 2028	4,400	4,708
Gulf Power Co. 3.30% 2027	1,508	1,674
H.J. Heinz Co. 3.875% 2027[2]	1,800	1,883
Capital World Bond Fund — Page 18 of 37

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Hanesbrands Inc. 4.625% 2024[2]	$1,270	$1,267
Hanesbrands Inc. 5.375% 2025[2]	511	518
Hanesbrands Inc. 4.875% 2026[2]	1,105	1,116
Hardwoods Acquisition Inc. 7.50% 2021[2]	959	350
Hartford Financial Services Group, Inc. 3.60% 2049	750	798
HCA Inc. 5.875% 2023	875	948
HCA Inc. 5.375% 2025	305	328
HealthSouth Corp. 5.75% 2024	750	752
HealthSouth Corp. 5.75% 2025	3,380	3,486
Hess Midstream Partners LP 5.125% 2028[2]	785	756
Hexion Inc. 7.875% 2027[2]	2,070	1,889
Holcim Ltd. 5.15% 2023[2]	2,500	2,744
Home Depot, Inc. 2.95% 2029	8,624	9,691
Home Depot, Inc. 4.50% 2048	863	1,149
Honduras (Republic of) 8.75% 2020	8,427	8,601
Honduras (Republic of) 6.25% 2027	2,462	2,633
Honduras (Republic of) 5.625% 2030[2]	220	224
Honeywell International Inc. 2.30% 2024	2,200	2,347
Honeywell International Inc. 2.70% 2029	4,408	4,884
Honeywell International Inc. 1.95% 2030	500	523
Howmet Aerospace Inc. 6.875% 2025	1,510	1,642
HSBC Holdings PLC 4.95% 2030	5,450	6,538
HSBC Holdings PLC 2.848% 2031[1]	9,400	9,633
Hungary 5.375% 2024	25,400	28,896
Hyundai Capital America 3.25% 2022[2]	2,104	2,163
Hyundai Capital America 5.75% 2023[2]	3,790	4,141
Icahn Enterprises Finance Corp. 6.25% 2022	3,275	3,290
Icahn Enterprises Finance Corp. 4.75% 2024	4,450	4,212
Icahn Enterprises Finance Corp. 5.25% 2027	1,240	1,200
iHeartCommunications, Inc. 5.25% 2027[2]	2,325	2,230
Indonesia (Republic of) 3.375% 2023	2,600	2,711
Indonesia (Republic of) 4.75% 2026	21,600	24,372
Intelsat Jackson Holding Co. 8.00% 2024[2]	6,050	6,146
Intelsat Jackson Holding Co. 8.50% 2024[2,7]	4,575	2,765
Intelsat Jackson Holding Co., Term Loan, (3-month USD-LIBOR + 5.50%) 5.837% 2022[5,6]	914	929
Intelsat Jackson Holding Co., Term Loan, 6.625% 2024[6]	1,600	1,607
International Business Machines Corp. 1.70% 2027	1,713	1,752
International Business Machines Corp. 1.95% 2030	2,340	2,398
International Game Technology PLC 6.25% 2022[2]	282	285
International Game Technology PLC 6.50% 2025[2]	2,500	2,564
Interstate Power and Light Co. 3.25% 2024	7,929	8,616
Interstate Power and Light Co. 2.30% 2030	4,150	4,246
Intesa Sanpaolo SpA 3.25% 2024[2]	14,500	14,825
Intuit Inc. 0.65% 2023	2,905	2,912
Intuit Inc. 0.95% 2025	945	947
Intuit Inc. 1.35% 2027	635	639
Intuit Inc. 1.65% 2030	770	769
IPALCO Enterprises, Inc. 3.70% 2024	275	295
Iraq (Republic of) 6.752% 2023[2]	2,200	2,036
Iron Mountain Inc. 5.25% 2030[2]	1,795	1,763
Israel (State of) 2.50% 2030	21,810	23,609
Israel (State of) 2.75% 2030	4,445	4,913
Israel (State of) 3.375% 2050	8,310	9,138
Israel (State of) 3.875% 2050	7,300	8,697
Jefferies Financial Group Inc. 5.50% 2023	1,375	1,490
Capital World Bond Fund — Page 19 of 37

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Jersey Central Power & Light Co. 4.30% 2026[2]	$560	$648
Jonah Energy LLC 7.25% 2025[2]	1,100	146
Jordan (Hashemite Kingdom of) 5.75% 2027[2]	4,810	5,003
JPMorgan Chase & Co. 2.40% 2021	1,100	1,119
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[1]	11,706	12,390
JPMorgan Chase & Co. 4.493% 2031 (USD-SOFR + 3.79% on 3/24/2030)[1]	24,055	29,446
JPMorgan Chase & Co. 3.109% 2051 (USD-SOFR + 3.109% on 4/22/2050)[1]	57	62
Kasikornbank PC HK 3.343% 2031[1]	3,740	3,637
Kazakhstan (Republic of) 3.875% 2024	575	628
Kazakhstan (Republic of) 4.875% 2044	550	700
Kazakhstan (Republic of) 6.50% 2045	1,300	1,930
KazMunayGas National Co. JSC 4.75% 2027	1,843	2,004
KB Home 6.875% 2027	5,350	5,851
Kenya (Republic of) 6.875% 2024	3,010	3,066
Keurig Dr Pepper Inc. 4.057% 2023	5,500	6,003
Keurig Dr Pepper Inc. 4.417% 2025	3,205	3,698
Keurig Dr Pepper Inc. 4.597% 2028	9,325	11,201
Keurig Dr Pepper Inc. 3.20% 2030	1,721	1,908
Keurig Dr Pepper Inc. 5.085% 2048	8,775	11,663
Kimberly-Clark Corp. 3.10% 2030	668	761
Kinder Morgan, Inc. 5.20% 2048	1,860	2,262
Kraft Heinz Co. 3.95% 2025	1,320	1,411
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 9.25% 2024[5,6]	3,650	3,652
Kuwait (State of) 2.75% 2022[2]	16,650	17,200
Ladder Capital Corp. 4.25% 2027[2]	1,628	1,306
Leader Goal International Ltd. 4.25% (UST Yield Curve Rate T Note Constant Maturity 5-year + 6.919% on 1/19/2023)[1]	1,800	1,825
Liberty Global PLC 5.50% 2028[2]	1,175	1,136
Lima Metro Line 2 Finance Ltd. 5.875% 2034[2]	9,385	11,098
Lima Metro Line 2 Finance Ltd. 5.875% 2034	3,930	4,639
Lima Metro Line 2 Finance Ltd. 4.35% 2036[2]	3,300	3,528
Lithuania (Republic of) 6.625% 2022[2]	2,000	2,181
Lloyds Banking Group PLC 3.87% 2025 (UST Yield Curve Rate T Note Constant Maturity 1-year + 3.50% on 7/9/2024)[1]	3,780	4,117
Lloyds Banking Group PLC 3.75% 2027	13,770	15,263
Lloyds Banking Group PLC 4.375% 2028	1,150	1,335
Lockheed Martin Corp. 3.10% 2023	615	654
Lockheed Martin Corp. 2.80% 2050	875	926
Lowe’s Companies, Inc. 3.65% 2029	1,636	1,877
Lowe’s Companies, Inc. 4.05% 2047	387	454
Lowe’s Companies, Inc. 4.55% 2049	1,426	1,809
LPL Financial Holdings Inc. 4.625% 2027[2]	2,250	2,229
LSB Industries, Inc. 9.625% 2023[2]	4,300	4,155
LSC Communications, Inc. 8.75% 2023[2,7]	2,790	279
LYB International Finance III, LLC 2.875% 2025	500	533
LYB International Finance III, LLC 3.375% 2030	500	536
LYB International Finance III, LLC 4.20% 2050	250	270
Macy’s, Inc. 8.375% 2025[2]	1,105	1,102
Magna International Inc. 2.45% 2030	3,775	3,869
Mallinckrodt PLC 5.75% 2022[2]	7,850	1,982
Mallinckrodt PLC 10.00% 2025[2]	11,995	10,166
Marsh & McLennan Companies, Inc. 3.875% 2024	370	410
Marsh & McLennan Companies, Inc. 4.375% 2029	160	193
Marsh & McLennan Companies, Inc. 2.25% 2030	351	365
Marsh & McLennan Companies, Inc. 4.75% 2039	500	643
Capital World Bond Fund — Page 20 of 37

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Marsh & McLennan Companies, Inc. 4.90% 2049	$1,000	$1,362
Mattel, Inc. 6.75% 2025[2]	1,925	2,001
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 3.934% 2024[5,6]	1,192	1,162
McDonald’s Corp. 2.125% 2030	1,649	1,694
MDC Partners Inc. 6.50% 2024[2]	2,870	2,678
MetLife, Inc. 4.55% 2030	1,750	2,175
Metropolitan Life Global Funding I 2.40% 2021[2]	2,000	2,022
Metropolitan Life Global Funding I 3.45% 2021[2]	2,500	2,591
Metropolitan Life Global Funding I 3.375% 2022[2]	500	522
Metropolitan Life Global Funding I 1.95% 2023[2]	2,000	2,071
Metropolitan Life Global Funding I 0.95% 2025[2]	666	668
Metropolitan Life Global Funding I 3.45% 2026[2]	2,310	2,622
Metropolitan Life Global Funding I 3.00% 2027[2]	2,650	2,899
Mexico City Airport Trust 4.25% 2026	1,278	1,209
Mexico City Airport Trust 3.875% 2028	1,672	1,522
Mexico City Airport Trust 5.50% 2046	415	367
Mexico City Airport Trust 5.50% 2047	2,947	2,602
Mexico City Airport Trust 5.50% 2047[2]	287	253
MGM Resorts International 7.75% 2022	3,500	3,568
Mississippi Power Co. 3.95% 2028	3,200	3,639
Mississippi Power Co. 4.25% 2042	6,176	7,286
Mitsubishi UFJ Financial Group, Inc. 2.623% 2022	8,000	8,308
Molina Healthcare, Inc. 5.375% 2022	6,710	6,859
Molina Healthcare, Inc. 4.875% 2025[2]	2,662	2,685
Morgan Stanley 3.622% 2031 (USD-SOFR + 3.12% on 4/1/2030)[1]	8,330	9,534
Morgan Stanley 5.597% 2051 (USD-SOFR + 4.84% on 3/24/2051)[1]	7,273	11,048
Morocco (Kingdom of) 4.25% 2022	5,700	6,017
Morocco (Kingdom of) 4.25% 2022[2]	2,500	2,639
Morocco (Kingdom of) 5.50% 2042	10,000	12,249
Morocco (Kingdom of) 5.50% 2042[2]	1,500	1,837
Mozambique (Republic of) 5.00% 2031	2,100	1,801
MPLX LP 5.50% 2049	3,415	3,881
Murphy Oil Corp. 5.875% 2027	217	191
National Grid PLC 3.15% 2027[2]	1,105	1,209
Navient Corp. 6.50% 2022	2,140	2,109
Navient Corp. 5.50% 2023	12,615	12,134
Navient Corp. 5.875% 2024	2,700	2,545
Navient Corp. 6.125% 2024	375	357
NBCUniversal Enterprise, Inc., junior subordinated, 5.25% 2049[2]	10,725	10,753
NCL Corp. Ltd. 3.625% 2024[2]	1,955	1,202
New York Life Global Funding 2.30% 2022[2]	3,000	3,111
New York Life Global Funding 0.95% 2025[2]	842	845
New York Life Insurance Company 3.75% 2050[2]	3,662	4,138
New York State Electric & Gas Corp. 3.25% 2026[2]	3,000	3,326
Newcrest Finance Pty Ltd. 3.25% 2030[2]	6,113	6,540
Newcrest Finance Pty Ltd. 4.20% 2050[2]	671	752
NextEra Energy Capital Holdings, Inc. 2.75% 2025	1,500	1,623
NextEra Energy Capital Holdings, Inc. 2.25% 2030	10,000	10,295
NGL Energy Partners LP 7.50% 2023	960	800
NGL Energy Partners LP 6.125% 2025	4,810	3,649
Niagara Mohawk Power Corp. 4.278% 2034[2]	3,000	3,594
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2025[2]	1,300	1,297
Nigeria (Republic of) 6.75% 2021	2,800	2,845
Nigeria (Republic of) 9.248% 2049	590	599
NIKE, Inc. 3.375% 2050	3,450	3,967
Capital World Bond Fund — Page 21 of 37

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Noble Energy, Inc. 3.85% 2028	$198	$191
Noble Energy, Inc. 3.25% 2029	2,859	2,587
Noble Energy, Inc. 5.05% 2044	1,494	1,359
Noble Energy, Inc. 4.95% 2047	5,150	4,597
Noble Energy, Inc. 4.20% 2049	5,869	4,877
Norfolk Southern Corp. 3.05% 2050	816	844
Northern States Power Co. 2.20% 2020	18	18
Northern States Power Co. 2.60% 2051	424	429
Northrop Grumman Corp. 2.55% 2022	1,195	1,247
Northrop Grumman Corp. 3.25% 2028	7,195	8,044
Northrop Grumman Corp. 5.25% 2050	1,098	1,586
Nova Chemicals Corp. 5.25% 2027[2]	1,520	1,338
Novartis Capital Corp. 1.75% 2025	2,449	2,563
Novartis Capital Corp. 2.00% 2027	2,671	2,833
Novartis Capital Corp. 2.20% 2030	5,650	5,985
NuStar Logistics, LP 4.80% 2020	200	201
NuStar Logistics, LP 6.75% 2021[2]	290	289
Nutrien Ltd. 2.95% 2030	1,500	1,593
Nutrien Ltd. 5.00% 2049	500	645
Nuveen, LLC 4.00% 2028[2]	545	645
Oasis Petroleum Inc. 6.875% 2022	4,705	791
Occidental Petroleum Corp. 2.60% 2021	458	449
Occidental Petroleum Corp. 2.90% 2024	813	697
Odebrecht Drilling Norbe 7.72% 2026 (87.05% PIK)[2,10]	36	3
Olin Corp. 9.50% 2025[2]	835	933
Oman (Sultanate of) 5.375% 2027	1,400	1,310
ONEOK, Inc. 4.00% 2027	84	85
ONEOK, Inc. 4.55% 2028	28	29
ONEOK, Inc. 4.35% 2029	49	52
ONEOK, Inc. 3.10% 2030	742	711
ONEOK, Inc. 6.35% 2031	1,836	2,153
ONEOK, Inc. 4.95% 2047	282	272
ONEOK, Inc. 5.20% 2048	973	970
ONEOK, Inc. 4.45% 2049	1,873	1,740
ONEOK, Inc. 7.15% 2051	1,041	1,269
Oracle Corp. 2.50% 2025	3,165	3,397
Oracle Corp. 2.65% 2026	9,890	10,681
Oracle Corp. 3.25% 2027	8,084	9,074
Oracle Corp. 3.60% 2050	2,975	3,369
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2060[2,4,5]	3,973	4,053
Otis Worldwide Corp. 2.056% 2025[2]	3,000	3,147
Otis Worldwide Corp. 2.293% 2027[2]	1,000	1,046
Otis Worldwide Corp. 2.565% 2030[2]	3,000	3,152
Otis Worldwide Corp. 3.362% 2050[2]	500	532
Owens & Minor, Inc. 3.875% 2021	4,885	4,854
Owens & Minor, Inc. 4.375% 2024	5,195	4,474
Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 4.673% 2025[5,6]	1,968	1,763
Owl Rock Capital Corp. 4.625% 2024[2]	1,300	1,284
Owl Rock Capital Corp. 3.75% 2025	1,710	1,675
Owl Rock Capital Corp. 4.00% 2025	850	841
Pacific Gas and Electric Co. 3.50% 2020[7]	1,407	1,536
Pacific Gas and Electric Co. 1.75% 2022	1,750	1,757
Pacific Gas and Electric Co. 3.85% 2023	5,791	6,449
Pacific Gas and Electric Co. 4.25% 2023	14,553	16,606
Pacific Gas and Electric Co. 3.75% 2024	2,907	3,231
Capital World Bond Fund — Page 22 of 37

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 3.50% 2025	$2,512	$2,777
Pacific Gas and Electric Co. 2.95% 2026	1,811	1,957
Pacific Gas and Electric Co. 2.10% 2027	9,058	8,968
Pacific Gas and Electric Co. 3.30% 2027	10,836	11,791
Pacific Gas and Electric Co. 4.65% 2028	6,937	8,276
Pacific Gas and Electric Co. 2.50% 2031	27,817	27,263
Pacific Gas and Electric Co. 3.30% 2040	19,545	19,067
Pacific Gas and Electric Co. 3.75% 2042	5,000	5,196
Pacific Gas and Electric Co. 3.50% 2050	6,850	6,630
PacifiCorp. 3.30% 2051	700	775
PacifiCorp., First Mortgage Bonds, 2.70% 2030	1,325	1,449
Pakistan (Islamic Republic of) 5.50% 2021[2]	11,350	11,114
Pakistan (Islamic Republic of) 8.25% 2024	7,700	8,054
Pakistan (Islamic Republic of) 6.875% 2027	3,150	3,114
Panama (Republic of) 3.75% 2026[2]	8,000	8,384
Panama (Republic of) 3.16% 2030	20,075	21,648
Panama (Republic of) 4.50% 2050	2,465	3,033
Panama (Republic of) 4.30% 2053	515	617
Panama (Republic of) 4.50% 2056	9,490	11,682
Panther BF Aggregator 2, LP 6.25% 2026[2]	340	352
Par Pharmaceutical Inc. 7.50% 2027[2]	7,236	7,450
Paraguay (Republic of) 4.625% 2023	5,210	5,484
Paraguay (Republic of) 5.00% 2026	1,450	1,608
Paraguay (Republic of) 4.70% 2027[2]	1,705	1,869
Paraguay (Republic of) 4.70% 2027	475	521
Paraguay (Republic of) 5.60% 2048[2]	13,405	15,708
Paraguay (Republic of) 5.40% 2050[2]	8,110	9,422
Parker-Hannifin Corp. 3.25% 2029	70	77
Parsley Energy, Inc. 5.25% 2025[2]	270	260
PayPal Holdings, Inc. 1.65% 2025	2,400	2,487
PayPal Holdings, Inc. 2.85% 2029	3,495	3,832
PayPal Holdings, Inc. 2.30% 2030	4,378	4,559
PayPal Holdings, Inc. 3.25% 2050	1,079	1,181
Peabody Energy Corp. 6.00% 2022[2]	1,300	849
Peco Energy Co. 2.80% 2050	1,975	2,044
Pernod Ricard SA 4.45% 2022[2]	6,000	6,337
Petrobras Global Finance Co. 8.75% 2026	3,920	4,635
Petrobras Global Finance Co. 6.75% 2050	1,780	1,835
Petróleos Mexicanos 6.35% 2048	2,785	2,072
Petróleos Mexicanos 6.95% 2060[2]	776	598
PETRONAS Capital Ltd. 3.50% 2030[2]	4,065	4,526
PETRONAS Capital Ltd. 4.55% 2050[2]	6,830	8,695
PetSmart, Inc. 5.875% 2025[2]	3,841	3,863
PetSmart, Inc. 8.875% 2025[2]	10,590	10,603
PetSmart, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 4.00% 2022[5,6]	2,448	2,398
Pfizer Inc. 2.75% 2026	915	1,017
PG&E Corp. 5.00% 2028	1,285	1,283
Philip Morris International Inc. 2.875% 2024	5,750	6,184
Philip Morris International Inc. 1.50% 2025	1,323	1,357
Philip Morris International Inc. 2.10% 2030	4,939	5,094
Phillips 66 3.90% 2028	1,820	2,058
Pisces Parent LLC 8.00% 2026[2]	1,355	1,369
Plains All American Pipeline, LP 3.80% 2030	3,055	3,015
PLDT Inc. 2.50% 2031	380	386
PLDT Inc. 3.45% 2050	510	516
Capital World Bond Fund — Page 23 of 37

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Post Holdings, Inc. 4.625% 2030[2]	$2,195	$2,158
Power Financial Corp. Ltd. 5.25% 2028	3,970	4,169
Power Financial Corp. Ltd. 4.50% 2029	1,170	1,163
Power Financial Corp. Ltd. 3.95% 2030[2]	5,820	5,555
Power Financial Corp. Ltd. 3.95% 2030	1,050	1,002
PRICOA Global Funding I 3.45% 2023[2]	475	516
Progressive Corp. 3.20% 2030	3,500	3,981
Prudential Financial, Inc. 3.905% 2047	250	285
Prudential Financial, Inc. 4.35% 2050	1,950	2,345
Prudential Financial, Inc. 3.70% 2051	250	276
Prudential Financial, Inc., junior subordinated, 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)[1]	1,750	1,967
PT Bank Tabungan Negara (Persero) Tbk 4.20% 2025	310	298
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[2]	3,575	3,736
PT Indonesia Asahan Aluminium Tbk 6.53% 2028[2]	1,555	1,847
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[2]	4,160	4,650
PT Indonesia Asahan Aluminium Tbk 6.757% 2048[2]	655	802
PTT Exploration and Production PCL 2.587% 2027[2]	1,460	1,496
Public Service Company of Colorado 1.90% 2031	5,034	5,141
Public Service Company of Colorado 3.80% 2047	803	971
Public Service Electric and Gas Co. 3.00% 2025	618	676
Puget Energy, Inc. 3.65% 2025	1,574	1,684
Qatar (State of) 4.50% 2022[2]	3,500	3,691
Qatar (State of) 3.875% 2023[2]	3,355	3,606
Qatar (State of) 3.875% 2023	525	564
Qatar (State of) 3.40% 2025[2]	8,810	9,603
Qatar (State of) 4.50% 2028[2]	20,275	23,947
Qatar (State of) 4.00% 2029[2]	1,661	1,915
Qatar (State of) 4.00% 2029	1,300	1,498
Qatar (State of) 5.103% 2048[2]	2,495	3,400
Qatar (State of) 4.40% 2050[2]	570	707
R.R. Donnelley & Sons Co. 6.50% 2023	375	344
Ras Laffan Liquefied Natural Gas III 5.838% 2027[2]	8,000	9,308
Realogy Corp. 5.25% 2021[2]	525	532
Realogy Corp. 4.875% 2023[2]	3,475	3,260
Realogy Corp. 9.375% 2027[2]	1,335	1,249
Realogy Group LLC 7.625% 2025[2]	340	340
REC Ltd., 4.625% 2028[2]	1,600	1,615
Reverse Mortgage Investment Trust, Series 2020-1, Class M2, 2.623% 2030[2,4,5]	445	444
Reverse Mortgage Investment Trust, Series 2020-1, Class M3, 2.964% 2030[2,4,5,8]	1,275	1,234
Reynolds American Inc. 5.85% 2045	3,540	4,439
Rockies Express Pipeline LLC 4.95% 2029[2]	1,800	1,684
Royal Bank of Canada 1.15% 2025	3,784	3,792
Royal Bank of Scotland PLC 3.073% 2028 (UST Yield Curve Rate T Note Constant Maturity 1-year + 2.55% on 5/22/2027)[1]	12,925	13,588
Royal Bank of Scotland PLC 4.445% 2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[1]	11,500	13,359
Royal Caribbean Cruises Ltd. 10.875% 2023[2]	1,415	1,455
Russian Federation 4.75% 2026	2,000	2,282
Russian Federation 4.25% 2027	9,600	10,752
Russian Federation 4.375% 2029[2]	400	455
Russian Federation 5.25% 2047	1,200	1,587
Russian Federation 5.25% 2047[2]	400	529
Ryerson Inc. 11.00% 2022[2]	2,525	2,587
Sabine Pass Liquefaction, LLC 4.50% 2030[2]	6,083	6,730
Sabre Holdings Corp. 5.25% 2023[2]	175	162
Sabre Holdings Corp. 5.375% 2023[2]	1,620	1,517
Capital World Bond Fund — Page 24 of 37

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Sabre Holdings Corp. 9.25% 2025[2]	$1,750	$1,852
Sally Holdings LLC and Sally Capital Inc. 5.50% 2023	50	49
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	5,525	5,383
Sally Holdings LLC and Sally Capital Inc. 8.75% 2025[2]	1,717	1,866
San Diego Gas & Electric Co. 3.32% 2050	752	821
Sands China Ltd. 3.80% 2026[2]	1,065	1,100
Sands China Ltd. 4.375% 2030[2]	1,155	1,207
Santander Holdings USA, Inc. 3.244% 2026	19,225	20,001
Saudi Arabia (Kingdom of) 2.894% 2022[2]	8,800	9,069
Saudi Arabia (Kingdom of) 3.625% 2028[2]	16,280	17,929
Saudi Arabia (Kingdom of) 3.625% 2028	5,800	6,388
Scentre Group 2.375% 2021[2]	1,425	1,432
Scentre Group 3.25% 2025[2]	1,395	1,435
Scentre Group 3.50% 2025[2]	3,250	3,389
Scentre Group 3.75% 2027[2]	2,020	2,093
Scientific Games Corp. 5.00% 2025[2]	2,638	2,445
Scientific Games Corp. 8.625% 2025[2]	1,000	937
Scientific Games Corp. 8.25% 2026[2]	4,180	3,717
Scientific Games Corp. 7.00% 2028[2]	1,050	842
Scientific Games Corp. 7.25% 2029[2]	1,950	1,563
Shell International Finance BV 3.50% 2023	20,073	21,817
Shell International Finance BV 3.875% 2028	2,750	3,199
Shell International Finance BV 2.375% 2029	1,880	1,975
Shell International Finance BV 3.125% 2049	1,170	1,232
Sherwin-Williams Co. 2.75% 2022	73	75
Sherwin-Williams Co. 3.45% 2027	3,892	4,359
Sherwin-Williams Co. 2.95% 2029	500	538
Sherwin-Williams Co. 2.30% 2030	599	612
Sherwin-Williams Co. 4.50% 2047	500	609
Sherwin-Williams Co. 3.30% 2050	1,000	1,017
Shire PLC 2.40% 2021	17,963	18,326
Shire PLC 2.875% 2023	6,730	7,132
Shire PLC 3.20% 2026	1,690	1,876
Siemens AG 2.70% 2022[2]	1,780	1,848
Siemens AG 2.35% 2026[2]	4,131	4,431
Sirius XM Radio Inc. 3.875% 2022[2]	3,175	3,198
Sirius XM Radio Inc. 4.625% 2024[2]	1,840	1,892
Southern California Edison Co. 2.40% 2022	1,097	1,114
Southern California Edison Co. 3.40% 2023	2,570	2,752
Southern California Edison Co. 2.85% 2029	1,100	1,167
Southern California Edison Co. 2.25% 2030	3,880	3,948
Southern California Edison Co., Series C, 3.60% 2045	5,000	5,448
Southwestern Energy Co. 6.20% 2025 (6.45% on 7/23/2020)[1]	550	473
Spirit AeroSystems, Inc. 7.50% 2025[2]	980	971
Springleaf Finance Corp. 6.125% 2024	3,550	3,615
Sprint Corp. 7.625% 2026	2,525	2,986
Sprint Corp. 6.875% 2028	4,125	5,038
Sri Lanka (Democratic Socialist Republic of) 6.25% 2020	9,500	9,084
Sri Lanka (Democratic Socialist Republic of) 6.25% 2021	27,063	23,545
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	8,000	6,400
Sri Lanka (Democratic Socialist Republic of) 5.875% 2022	7,452	5,813
Sri Lanka (Democratic Socialist Republic of) 5.75% 2023	10,109	7,177
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	215	143
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028[2]	1,400	921
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028	600	395
Capital World Bond Fund — Page 25 of 37

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Staples, Inc. 7.50% 2026[2]	$6,970	$5,491
Starwood Property Trust, Inc. 3.625% 2021	2,030	2,002
Starwood Property Trust, Inc. 5.00% 2021	5,400	5,253
State Bank of India 3.25% 2022	460	466
State Bank of India 4.50% 2023	2,070	2,203
State Grid Overseas Investment Ltd. 3.50% 2027[2]	2,000	2,215
Station Casinos LLC 4.50% 2028[2]	1,100	927
Statoil ASA 3.25% 2024	1,050	1,167
Sunoco Logistics Operating Partners, LP 5.40% 2047	690	680
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.582% on 4/2/2029)[1,2]	6,200	6,977
Takeda Pharmaceutical Company, Ltd. 4.40% 2023	19,795	22,025
Takeda Pharmaceutical Company, Ltd. 2.05% 2030	10,808	10,721
Takeda Pharmaceutical Company, Ltd. 3.025% 2040	1,717	1,736
Takeda Pharmaceutical Company, Ltd. 3.175% 2050	1,085	1,094
Takeda Pharmaceutical Company, Ltd. 3.375% 2060	3,845	3,866
Talen Energy Supply, LLC 10.50% 2026[2]	435	345
Talen Energy Supply, LLC 7.25% 2027[2]	3,295	3,284
Talen Energy Supply, LLC 7.625% 2028[2]	1,250	1,252
Targa Resources Partners LP 5.875% 2026	750	744
Targa Resources Partners LP 5.50% 2030[2]	1,185	1,145
Team Health Holdings, Inc. 6.375% 2025[2]	6,590	3,846
Team Health Holdings, Inc., Term Loan B, 3.75% 2024[5,6]	5,343	4,146
Teck Resources Ltd. 3.90% 2030[2]	822	822
Teekay Corp. 9.25% 2022[2]	2,915	2,809
Teekay Offshore Partners LP 8.50% 2023[2]	3,100	2,736
Tencent Holdings Ltd. 3.975% 2029[2]	1,100	1,244
Tencent Holdings Ltd. 3.975% 2029	750	848
Tencent Holdings Ltd. 2.39% 2030[2]	2,000	2,005
Tencent Holdings Ltd. 3.24% 2050[2]	20,150	20,248
Tencent Holdings Ltd. 3.29% 2060[2]	2,000	2,026
Tenet Healthcare Corp. 4.625% 2024	2,074	2,035
Tenet Healthcare Corp. 4.875% 2026[2]	13,125	12,875
Teva Pharmaceutical Finance Co. BV 2.80% 2023	13,156	12,469
Teva Pharmaceutical Finance Co. BV 6.00% 2024	8,781	9,043
Teva Pharmaceutical Finance Co. BV 7.125% 2025[2]	1,160	1,237
Teva Pharmaceutical Finance Co. BV 3.15% 2026	20,485	18,367
Teva Pharmaceutical Finance Co. BV 4.10% 2046	27,720	23,375
The Brink’s Co. 4.625% 2027[2]	1,885	1,815
The Siam Commercial Bank Public Co. Ltd. 3.90% 2024	1,210	1,294
Thermo Fisher Scientific Inc. 4.133% 2025	6,338	7,244
Thermo Fisher Scientific Inc. 4.497% 2030	2,791	3,456
T-Mobile US, Inc. 1.50% 2026[2]	9,025	9,047
T-Mobile US, Inc. 2.05% 2028[2]	5,375	5,391
T-Mobile US, Inc. 3.875% 2030[2]	19,152	21,382
T-Mobile US, Inc. 2.55% 2031[2]	8,589	8,641
T-Mobile US, Inc. 4.375% 2040[2]	3,100	3,599
T-Mobile US, Inc. 4.50% 2050[2]	3,500	4,132
Total Capital International 3.455% 2029	2,400	2,731
TOTAL SA 3.386% 2060	940	971
Toyota Motor Credit Corp. 2.90% 2023	7,240	7,680
Toyota Motor Credit Corp. 1.80% 2025	500	519
Toyota Motor Credit Corp. 3.00% 2025	7,240	7,880
Toyota Motor Credit Corp. 3.20% 2027	4,830	5,382
Toyota Motor Credit Corp. 3.05% 2028	2,589	2,900
Capital World Bond Fund — Page 26 of 37

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Toyota Motor Credit Corp. 3.375% 2030	$3,527	$4,058
TransCanada PipeLines Ltd. 4.10% 2030	13,523	15,428
TransDigm Inc. 6.50% 2024	140	135
TransDigm Inc. 6.25% 2026[2]	267	267
Travelers Companies, Inc. 4.10% 2049	500	630
Travelport Finance Luxembourg SARL, Term Loan, (3-month USD-LIBOR + 5.00%) 6.072% 2026[5,6]	2,040	1,354
Trilogy International Partners, LLC 8.875% 2022[2]	10,225	9,085
Tronox Ltd. 6.50% 2026[2]	2,290	2,147
Turkey (Republic of) 6.25% 2022	4,915	4,992
Turkey (Republic of) 4.25% 2025	4,170	3,898
Turkey (Republic of) 6.00% 2027	1,100	1,077
Turkey (Republic of) 7.625% 2029	5,500	5,804
Turkey (Republic of) 6.00% 2041	2,100	1,820
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048	7,560	7,840
U.S. Treasury 1.25% 2021	6,500	6,594
U.S. Treasury 1.50% 2021	13,650	13,909
U.S. Treasury 2.625% 2021	2,500	2,590
U.S. Treasury 0.125% 2022	37,000	36,978
U.S. Treasury 1.50% 2022	15,000	15,428
U.S. Treasury 1.375% 2023	14,040	14,573
U.S. Treasury 1.375% 2023	3,770	3,917
U.S. Treasury 1.75% 2023	22,700	23,730
U.S. Treasury 2.75% 2023	12,920	13,861
U.S. Treasury 2.75% 2023	2,790	3,011
U.S. Treasury 1.25% 2024	10,000	10,419
U.S. Treasury 1.50% 2024	84,650	89,296
U.S. Treasury 1.50% 2024	16,350	17,231
U.S. Treasury 2.00% 2024	9,000	9,635
U.S. Treasury 2.00% 2024	7,800	8,331
U.S. Treasury 2.00% 2024	3,700	3,957
U.S. Treasury 2.25% 2024[12]	54,760	59,013
U.S. Treasury 0.25% 2025	8,840	8,824
U.S. Treasury 2.75% 2025	68,290	76,600
U.S. Treasury 2.875% 2025	27,270	30,975
U.S. Treasury 2.875% 2025	4,850	5,478
U.S. Treasury 2.875% 2025	72	81
U.S. Treasury 1.625% 2026	13,900	14,931
U.S. Treasury 1.875% 2026	3,000	3,263
U.S. Treasury 2.125% 2026	7,500	8,258
U.S. Treasury 2.25% 2026	1,600	1,770
U.S. Treasury 2.25% 2027[12]	88,200	99,308
U.S. Treasury 2.25% 2027	10,500	11,726
U.S. Treasury 2.75% 2028	40,310	47,017
U.S. Treasury 2.875% 2028	53,600	63,249
U.S. Treasury 1.625% 2029	650	709
U.S. Treasury 2.375% 2029	2,080	2,400
U.S. Treasury 0.625% 2030[12]	15,611	15,563
U.S. Treasury 1.50% 2030	4,740	5,123
U.S. Treasury 4.375% 2039	1,500	2,359
U.S. Treasury 1.125% 2040[12]	38,835	38,471
U.S. Treasury 4.625% 2040	1,350	2,190
U.S. Treasury 3.125% 2041	1,100	1,490
U.S. Treasury 2.75% 2042	1,600	2,052
U.S. Treasury 2.875% 2043	1,600	2,091
Capital World Bond Fund — Page 27 of 37

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.125% 2044	$940	$1,282
U.S. Treasury 3.375% 2044	2,700	3,820
U.S. Treasury 2.875% 2045	2,250	2,965
U.S. Treasury 3.00% 2045	1,425	1,921
U.S. Treasury 3.00% 2045	1,125	1,511
U.S. Treasury 3.00% 2048[12]	7,110	9,732
U.S. Treasury 3.375% 2048	1,150	1,689
U.S. Treasury 2.375% 2049[12]	990	1,222
U.S. Treasury 3.00% 2049	520	718
U.S. Treasury 1.25% 2050[12]	5,368	5,155
U.S. Treasury 2.00% 2050	56,560	64,747
U.S. Treasury Inflation-Protected Security 0.25% 2029[3]	83,442	91,343
U.S. Treasury Inflation-Protected Security 0.875% 2029[3,12]	216,332	246,924
U.S. Treasury Inflation-Protected Security 0.125% 2030[3,12]	92,940	100,490
U.S. Treasury Inflation-Protected Security 1.375% 2044[3,12]	52,476	71,757
U.S. Treasury Inflation-Protected Security 1.00% 2049[3,12]	89,081	119,122
U.S. Treasury Inflation-Protected Security 0.25% 2050[3,12]	33,216	37,336
Uber Technologies, Inc. 8.00% 2026[2]	1,650	1,681
Ukraine 7.75% 2021	5,080	5,250
Ukraine 7.75% 2022	1,250	1,306
Ukraine 7.75% 2027	2,300	2,398
Ukraine 7.375% 2032[2]	2,760	2,781
Ukraine 0% 2040	1,975	1,834
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[1,2]	24,766	26,057
UniCredit SpA 7.296% 2034 (5-year USD-ICE Swap + 4.914% on 4/2/2029)[1,2]	14,405	16,261
UniCredit SpA 5.459% 2035 (5-year USD-ICE Swap + 4.75% on 6/30/2030)[1,2]	19,194	19,383
Uniform Mortgage-Backed Security 2.00% 2035[4,13]	30,760	31,767
Uniform Mortgage-Backed Security 2.50% 2035[4,13]	9,295	9,715
Uniform Mortgage-Backed Security 3.00% 2035[4,13]	28,495	29,946
Uniform Mortgage-Backed Security 2.50% 2050[4,13]	138,501	143,767
Uniform Mortgage-Backed Security 3.00% 2050[4,13]	1,260	1,325
Uniform Mortgage-Backed Security 3.50% 2050[4,13]	42,653	44,863
Uniform Mortgage-Backed Security 4.00% 2050[4,13]	12,263	12,995
Uniform Mortgage-Backed Security 4.50% 2050[4,13]	386	415
Union Pacific Corp. 4.30% 2049	1,550	1,988
Union Pacific Corp. 3.25% 2050	3,005	3,302
Union Pacific Corp. 3.75% 2070	604	676
United Mexican States 3.90% 2025	6,090	6,538
United Mexican States 3.25% 2030	14,515	14,398
United Mexican States 4.75% 2032	5,580	6,166
United Mexican States 4.50% 2050	2,710	2,794
United Mexican States 5.00% 2051	4,680	5,059
United Technologies Corp. 3.65% 2023	547	592
United Technologies Corp. 3.125% 2027	250	277
United Technologies Corp. 4.125% 2028	4,100	4,835
United Technologies Corp. 4.50% 2042	500	620
UnitedHealth Group Inc. 2.70% 2020	2,330	2,332
UnitedHealth Group Inc. 3.75% 2025	2,160	2,464
Univision Communications Inc. 5.125% 2023[2]	7,800	7,895
Univision Communications Inc. 6.625% 2027[2]	4,725	4,530
Upjohn Inc. 1.65% 2025[2]	871	889
Upjohn Inc. 2.30% 2027[2]	587	607
Upjohn Inc. 2.70% 2030[2]	4,011	4,130
Upjohn Inc. 3.85% 2040[2]	3,793	4,082
Upjohn Inc. 4.00% 2050[2]	4,891	5,258
Capital World Bond Fund — Page 28 of 37

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Uruguay (Oriental Republic of) 4.375% 2031	$2,590	$3,034
Valeant Pharmaceuticals International, Inc. 6.125% 2025[2]	4,975	5,053
Valvoline Inc. 4.375% 2025[2]	530	535
VEB Finance Ltd. 6.902% 2020[2]	6,600	6,617
Venator Materials Corp. 5.75% 2025[2]	4,355	3,111
Venator Materials Corp. 9.50% 2025[2]	1,000	1,020
Venezuela (Bolivarian Republic of) 7.00% 2018[7]	60	4
Venezuela (Bolivarian Republic of) 7.75% 2019[7]	1,074	70
Venezuela (Bolivarian Republic of) 6.00% 2020[7]	883	55
Venezuela (Bolivarian Republic of) 12.75% 2022[7]	80	5
Venezuela (Bolivarian Republic of) 9.00% 2023[7]	1,289	81
Venezuela (Bolivarian Republic of) 8.25% 2024[7]	279	17
Venezuela (Bolivarian Republic of) 7.65% 2025[7]	120	7
Venezuela (Bolivarian Republic of) 11.75% 2026[7]	60	4
Venezuela (Bolivarian Republic of) 9.25% 2027[7]	159	10
Venezuela (Bolivarian Republic of) 9.25% 2028[7]	2,498	156
Venezuela (Bolivarian Republic of) 11.95% 2031[7]	99	6
Venezuela (Bolivarian Republic of) 7.00% 2038[7]	99	6
Veritas Holdings Ltd. 7.50% 2023[2]	3,500	3,460
Veritas Holdings Ltd. 10.50% 2024[2]	860	773
Veritas US Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 5.50% 2023[5,6]	2,293	2,126
Verizon Communications Inc. 4.329% 2028	3,315	3,993
Verizon Communications Inc. 3.15% 2030	4,875	5,522
Verizon Communications Inc. 5.25% 2037	575	779
Verizon Communications Inc. 3.85% 2042	443	542
Verizon Communications Inc. 4.125% 2046	825	1,032
Vertical US Newco Inc. 5.25% 2027[2]	1,450	1,472
ViaSat, Inc. 5.625% 2027[2]	465	477
VICI Properties LP 4.625% 2029[2]	1,485	1,450
VICI Properties LP / VICI Note Co. Inc. 3.50% 2025[2]	615	580
VICI Properties LP / VICI Note Co. Inc. 4.125% 2030[2]	750	716
Vinci SA 3.75% 2029[2]	6,844	7,901
Vine Oil & Gas LP 8.75% 2023[2]	600	366
Virginia Electric and Power Co. 2.875% 2029	1,760	1,938
Virginia Electric and Power Co., Series B, 3.80% 2047	916	1,074
Vodafone Group PLC 4.25% 2050	3,200	3,766
Volkswagen Group of America Finance, LLC 3.875% 2020[2]	9,600	9,692
Volkswagen Group of America Finance, LLC 4.00% 2021[2]	9,114	9,492
Volkswagen Group of America Finance, LLC 2.90% 2022[2]	6,150	6,354
Volkswagen Group of America Finance, LLC 3.125% 2023[2]	14,770	15,545
Volkswagen Group of America Finance, LLC 4.25% 2023[2]	14,700	16,104
Volkswagen Group of America Finance, LLC 2.85% 2024[2]	1,124	1,184
Volkswagen Group of America Finance, LLC 4.625% 2025[2]	6,345	7,222
Volkswagen Group of America Finance, LLC 4.75% 2028[2]	2,000	2,359
Wal-Mart Stores, Inc. 3.125% 2021	8,000	8,224
Wal-Mart Stores, Inc. 3.05% 2026	1,895	2,140
Wal-Mart Stores, Inc. 3.70% 2028	3,845	4,559
Walt Disney Company 2.65% 2031	32,540	34,564
Walt Disney Company 3.60% 2051	553	618
Warrior Met Coal, Inc. 8.00% 2024[2]	3,777	3,686
WEA Finance LLC 3.25% 2020[2]	3,795	3,800
Weatherford International PLC 11.00% 2024[2]	5,325	3,727
Wells Fargo & Company 2.188% 2026 (USD-SOFR + 2.00% on 4/30/2025)[1]	548	567
Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)[1]	49,268	50,944
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[1]	8,226	8,616
Capital World Bond Fund — Page 29 of 37

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Wells Fargo & Company 3.068% 2041 (USD-SOFR + 2.53% on 4/30/2040)[1]	$7,999	$8,354
Wesco Aircraft Holdings, Inc. 9.00% 2026[2]	1,365	901
WESCO Distribution, Inc. 7.125% 2025[2]	960	1,015
WESCO Distribution, Inc. 7.25% 2028[2]	1,045	1,105
Western Gas Partners LP 4.50% 2028	2,700	2,551
Westinghouse Air Brake Technologies Corp. 4.40% 2024[1]	320	340
Westlake Chemical Corp. 5.00% 2046	260	277
Westlake Chemical Corp. 4.375% 2047	1,005	996
Westpac Banking Corp. 2.894% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.35% on 2/4/2025)[1]	34,448	35,057
Westpac Banking Corp. 4.11% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year + 2.00% on 7/24/2029)[1]	2,279	2,520
Williams Companies, Inc. 3.50% 2030	9,779	10,309
Williams Partners LP 4.125% 2020	1,625	1,628
Williams Partners LP 3.90% 2025	761	834
Williams Partners LP 6.30% 2040	1,151	1,381
Williams Partners LP 5.10% 2045	767	841
Willis North America Inc. 2.95% 2029	2,022	2,146
WM. Wrigley Jr. Co. 3.375% 2020[2]	2,270	2,285
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[2]	4,825	4,551
Wynn Resorts Ltd. 7.75% 2025[2]	1,040	1,052
Xcel Energy Inc. 3.35% 2026	1,056	1,185
Xcel Energy Inc. 2.60% 2029	2,500	2,693
Xcel Energy Inc. 3.50% 2049	1,978	2,216
Xerox Corp. 4.125% 2023	533	534
XPO Logistics, Inc. 6.25% 2025[2]	520	546
Ziggo Bond Co. BV 5.125% 2030[2]	1,050	1,044
Ziggo Bond Finance BV 5.50% 2027[2]	3,128	3,185
Zimmer Holdings, Inc. 3.15% 2022	5,030	5,224
		6,104,655
Total bonds, notes & other debt instruments (cost: $11,977,059,000)		12,391,798
Convertible bonds & notes 0.00% U.S. dollars 0.00%
Gogo Inc., convertible notes, 6.00% 2022	32	23
Total convertible bonds & notes (cost: $32,000)		23
Convertible stocks 0.00% U.S. dollars 0.00%	Shares
Associated Materials, LLC, convertible preferred shares, 14.00% 2020[8,9]	2,750	311
Total convertible stocks (cost: $2,640,000)		311
Common stocks 0.01% U.S. dollars 0.01%
Weatherford International[14]	172,186	339
Tribune Resources, LLC[8,9,14]	514,396	329
Advanz Pharma Corp. Ltd.[14,15]	52,958	162
Advanz Pharma Corp. Ltd.[14]	19,614	60
Capital World Bond Fund — Page 30 of 37

unaudited
Common stocks (continued) U.S. dollars (continued)	Shares	Value (000)
McDermott International, Inc.[8,9]	30,503	$86
Sable Permian Resources, LLC, units[8,9,14]	14,586,880	—[11]
Total common stocks (cost: $11,566,000)		976
Rights & warrants 0.00% U.S. dollars 0.00%
McDermott International, Inc., warrants, expire 2027[8,9]	61,068	67
McDermott International, Inc., warrants, expire 2027[8,9]	67,853	34
Tribune Resources, LLC, Class A, warrants, expire 2023[8,9,14]	173,187	—[11]
Tribune Resources, LLC, Class B, warrants, expire 2023[8,9,14]	134,701	—[11]
Tribune Resources, LLC, Class C, warrants, expire 2023[8,9,14]	126,325	—[11]
Associated Materials, LLC, warrants, expire 2023[8,9,14]	39,066	—[11]
Total rights & warrants (cost: $128,000)		101
Short-term securities 7.11% Money market investments 7.01%
Capital Group Central Cash Fund 0.18%[16]	9,147,756	914,867
Bills & notes of governments & government agencies outside the U.S. 0.10%	Principal amount (000)
Greek Treasury Bills 0.20%–0.25% due 12/4/2020–6/11/2021	€11,780	13,249
Total short-term securities (cost: $928,166,000)		928,116
Total investment securities 102.09% (cost: $12,919,591,000)		13,321,325
Other assets less liabilities (2.09)%		(273,122)
Net assets 100.00%		$13,048,203
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[17] (000)	Value at 6/30/2020[18] (000)	Unrealized (depreciation) appreciation at 6/30/2020 (000)
90 Day Euro Dollar Futures	Short	320	September 2020	$(80,000)	$(79,788)	$(15)
90 Day Euro Dollar Futures	Short	3,854	March 2022	(963,500)	(961,766)	(496)
2 Year Euro-Schatz Futures	Long	332	September 2020	€33,200	41,829	35
2 Year U.S. Treasury Note Futures	Long	1,664	October 2020	$332,800	367,458	121
5 Year Euro-Bobl Futures	Long	72	September 2020	€7,200	10,919	52
5 Year U.S. Treasury Note Futures	Long	2,045	October 2020	$204,500	257,143	880
10 Year Euro-Bund Futures	Long	711	September 2020	€71,100	141,006	1,252
10 Year Italy Government Bond Futures	Short	1	September 2020	(100)	(162)	(4)
10 Year Canadian Government Bond Futures	Short	45	September 2020	C$(4,500)	(5,099)	(16)
10 Year U.S. Treasury Note Futures	Short	488	September 2020	$(48,800)	(67,916)	(239)
10 Year Ultra U.S. Treasury Note Futures	Short	3,389	September 2020	(338,900)	(533,715)	(4,217)
20 Year U.S. Treasury Bond Futures	Long	271	September 2020	27,100	48,390	620
30 Year Euro-Buxl Futures	Long	208	September 2020	€20,800	51,402	1,136
30 Year Ultra U.S. Treasury Bond Futures	Long	126	September 2020	$12,600	27,488	212
						$(679)
Capital World Bond Fund — Page 31 of 37

unaudited
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2020 (000)
Purchases (000)	Sales (000)
CZK762,200	EUR28,268	JPMorgan Chase	7/2/2020	$369
EUR28,620	CZK762,200	JPMorgan Chase	7/2/2020	26
JPY7,622,000	USD70,166	Goldman Sachs	7/6/2020	429
USD61,778	MYR263,550	Standard Chartered Bank	7/6/2020	292
USD21,247	JPY2,280,000	Standard Chartered Bank	7/6/2020	130
USD15,694	CAD21,200	Bank of New York Mellon	7/6/2020	78
CNH45,330	USD6,354	Citibank	7/6/2020	55
USD21,498	AUD31,080	HSBC Bank	7/6/2020	49
USD4,196	GBP3,370	Barclays Bank PLC	7/6/2020	20
USD378	CAD510	Bank of America	7/6/2020	2
USD67,168	EUR59,776	Barclays Bank PLC	7/6/2020	1
CAD3,010	USD2,219	JPMorgan Chase	7/6/2020	(1)
AUD31,075	USD21,489	Morgan Stanley	7/6/2020	(43)
MYR38,110	USD8,939	HSBC Bank	7/6/2020	(48)
MXN29,170	USD1,347	Goldman Sachs	7/6/2020	(79)
JPY1,650,000	USD15,467	Bank of America	7/6/2020	(185)
GBP18,725	USD23,549	HSBC Bank	7/6/2020	(346)
CAD101,400	USD75,087	Morgan Stanley	7/6/2020	(394)
CAD47,200	USD33,722	UBS AG	7/8/2020	1,046
EUR12,375	USD14,021	Standard Chartered Bank	7/8/2020	(116)
EUR85,100	USD94,109	Citibank	7/9/2020	1,519
USD23,721	ZAR400,920	Bank of America	7/9/2020	640
USD37,649	CZK881,200	Standard Chartered Bank	7/9/2020	503
EUR40,490	USD45,069	Morgan Stanley	7/9/2020	430
JPY3,046,450	USD27,964	Standard Chartered Bank	7/9/2020	253
USD17,870	JPY1,919,000	Citibank	7/9/2020	96
CNH75,200	USD10,596	Goldman Sachs	7/9/2020	35
USD2,435	EUR2,149	HSBC Bank	7/9/2020	20
USD313	EUR277	Bank of New York Mellon	7/9/2020	2
USD895	CNH6,350	Citibank	7/9/2020	(3)
USD1,049	CNH7,470	HSBC Bank	7/9/2020	(7)
USD874	EUR785	Morgan Stanley	7/9/2020	(8)
CZK881,200	EUR33,150	Standard Chartered Bank	7/9/2020	(105)
CZK348,000	USD14,802	HSBC Bank	7/9/2020	(132)
USD40,274	CNH286,000	Goldman Sachs	7/9/2020	(156)
USD36,482	CAD50,100	Citibank	7/9/2020	(423)
EUR49,792	USD56,411	HSBC Bank	7/9/2020	(459)
USD77,557	CNH555,750	UBS AG	7/9/2020	(1,005)
ILS49,100	USD14,155	Bank of America	7/10/2020	22
USD68	EUR61	JPMorgan Chase	7/10/2020	—[11]
USD1,096	ILS3,800	Bank of America	7/10/2020	(2)
USD15,640	MXN350,600	Citibank	7/13/2020	413
USD16,271	GBP12,800	Citibank	7/13/2020	409
USD37,635	EUR33,271	Citibank	7/13/2020	244
USD5,220	MXN114,560	Goldman Sachs	7/13/2020	244
USD15,465	MXN350,810	Standard Chartered Bank	7/13/2020	230
USD4,619	ZAR77,900	Standard Chartered Bank	7/13/2020	137
USD3,748	MXN83,270	JPMorgan Chase	7/13/2020	132
USD29,995	EUR26,613	Citibank	7/13/2020	87
USD10,196	EUR9,015	JPMorgan Chase	7/13/2020	65
USD18,953	AUD27,400	HSBC Bank	7/13/2020	43
Capital World Bond Fund — Page 32 of 37

unaudited
Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2020 (000)
Purchases (000)	Sales (000)
USD565	GBP445	JPMorgan Chase	7/13/2020	$14
USD4,539	EUR4,040	Barclays Bank PLC	7/13/2020	(1)
EUR2,126	USD2,391	Bank of America	7/13/2020	(2)
MXN367,380	USD15,961	Citibank	7/13/2020	(5)
USD2,227	JPY242,800	Morgan Stanley	7/13/2020	(22)
EUR11,305	RON54,890	Morgan Stanley	7/13/2020	(36)
EUR5,553	USD6,281	Citibank	7/13/2020	(41)
EUR5,540	USD6,267	Barclays Bank PLC	7/13/2020	(41)
USD4,861	IDR70,271,930	Citibank	7/13/2020	(51)
ILS151,300	USD43,816	Standard Chartered Bank	7/13/2020	(124)
AUD27,400	USD19,127	JPMorgan Chase	7/13/2020	(217)
EUR126,896	USD143,522	JPMorgan Chase	7/13/2020	(914)
MXN598,000	USD27,542	Citibank	7/13/2020	(1,571)
USD82,628	EUR72,713	Barclays Bank PLC	7/14/2020	909
USD4,977	MXN109,506	JPMorgan Chase	7/14/2020	222
USD4,973	GBP3,899	Bank of New York Mellon	7/14/2020	141
EUR6,637	GBP5,910	Goldman Sachs	7/14/2020	135
USD6,523	CAD8,736	JPMorgan Chase	7/14/2020	88
GBP5,920	EUR6,506	Goldman Sachs	7/14/2020	24
USD69	GBP55	Barclays Bank PLC	7/14/2020	1
GBP976	USD1,245	Bank of New York Mellon	7/14/2020	(35)
USD25,570	CZK609,350	Morgan Stanley	7/14/2020	(117)
SEK135,600	USD14,689	Bank of America	7/14/2020	(134)
JPY3,422,560	USD31,959	Goldman Sachs	7/14/2020	(256)
JPY5,546,425	USD51,760	Goldman Sachs	7/14/2020	(384)
EUR49,217	USD55,928	Barclays Bank PLC	7/14/2020	(615)
CZK1,360,200	USD58,142	HSBC Bank	7/14/2020	(801)
JPY13,482,208	USD125,831	Standard Chartered Bank	7/14/2020	(946)
USD37,524	EUR32,930	Morgan Stanley	7/15/2020	515
USD16,220	MYR68,900	Standard Chartered Bank	7/15/2020	152
USD30,922	ILS106,735	JPMorgan Chase	7/15/2020	97
JPY5,696,200	USD53,299	Citibank	7/15/2020	(534)
CAD150,560	USD111,596	HSBC Bank	7/15/2020	(689)
EUR46,393	USD52,866	Morgan Stanley	7/15/2020	(726)
NOK693,100	USD73,281	Citibank	7/15/2020	(1,268)
USD6,161	GBP4,919	Citibank	7/16/2020	66
KRW5,563,560	USD4,571	JPMorgan Chase	7/16/2020	54
JPY222,422	EUR1,840	HSBC Bank	7/16/2020	(8)
EUR13,367	PLN59,475	Bank of America	7/16/2020	(11)
GBP31,900	EUR35,471	Goldman Sachs	7/16/2020	(335)
GBP25,150	USD31,502	Citibank	7/16/2020	(336)
AUD49,125	USD33,561	UBS AG	7/17/2020	343
USD17,712	MXN401,000	JPMorgan Chase	7/17/2020	307
USD15,543	GBP12,393	Bank of New York Mellon	7/17/2020	185
EUR4,243	GBP3,810	Morgan Stanley	7/17/2020	47
USD8,277	EUR7,334	Morgan Stanley	7/17/2020	34
GBP3,820	EUR4,198	Goldman Sachs	7/17/2020	16
CHF5,200	USD5,479	Bank of America	7/17/2020	12
CAD3,760	USD2,759	Standard Chartered Bank	7/17/2020	11
KRW17,403,120	USD14,516	Citibank	7/17/2020	(47)
USD10,757	ILS37,550	HSBC Bank	7/17/2020	(88)
Capital World Bond Fund — Page 33 of 37

unaudited
Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2020 (000)
Purchases (000)	Sales (000)
JPY1,767,040	USD16,472	Standard Chartered Bank	7/17/2020	$(103)
PLN150,900	USD38,429	Citibank	7/17/2020	(285)
GBP19,243	USD24,135	Bank of New York Mellon	7/17/2020	(288)
EUR66,720	USD75,296	Morgan Stanley	7/17/2020	(307)
USD49,357	MXN1,088,470	Goldman Sachs	7/20/2020	2,133
USD48,399	EUR42,931	Bank of New York Mellon	7/20/2020	144
USD55,409	CNH392,859	Standard Chartered Bank	7/20/2020	(92)
EUR91,854	USD103,554	Bank of New York Mellon	7/20/2020	(309)
JPY19,780,720	USD184,200	Citibank	7/20/2020	(956)
EUR111,862	USD125,573	Morgan Stanley	7/21/2020	164
USD12,426	GBP9,910	HSBC Bank	7/21/2020	144
USD17,554	NOK167,860	Goldman Sachs	7/21/2020	113
USD16,469	JPY1,766,140	Morgan Stanley	7/21/2020	108
GBP8,460	USD10,440	Barclays Bank PLC	7/21/2020	45
USD39,602	AUD57,330	Citibank	7/21/2020	33
EUR4,210	USD4,726	Morgan Stanley	7/21/2020	6
USD1,696	CAD2,298	JPMorgan Chase	7/21/2020	3
USD404	EUR360	Morgan Stanley	7/21/2020	—[11]
CAD45,713	USD33,737	JPMorgan Chase	7/21/2020	(63)
KRW39,648,250	USD33,105	Standard Chartered Bank	7/21/2020	(141)
NOK319,589	USD33,570	HSBC Bank	7/21/2020	(364)
USD56,327	ILS194,000	Standard Chartered Bank	7/22/2020	290
AUD57,400	USD39,338	Morgan Stanley	7/22/2020	279
EUR43,025	USD48,285	Goldman Sachs	7/22/2020	78
USD5,730	JPY611,800	Bank of New York Mellon	7/22/2020	62
USD18,803	MYR80,600	Standard Chartered Bank	7/22/2020	12
USD18	CNH130	HSBC Bank	7/22/2020	—[11]
NOK3,180	EUR297	Citibank	7/22/2020	(4)
USD26,286	EUR23,422	Goldman Sachs	7/22/2020	(42)
MYR80,600	USD18,851	Standard Chartered Bank	7/22/2020	(60)
USD16,245	ZAR284,000	HSBC Bank	7/22/2020	(79)
USD1,148	GBP927	Bank of New York Mellon	7/23/2020	(1)
USD29,273	EUR26,092	Morgan Stanley	7/23/2020	(57)
USD22,997	PLN91,400	Bank of America	7/23/2020	(107)
AUD3,230	USD2,228	Standard Chartered Bank	7/24/2020	1
USD31	IDR437,760	Morgan Stanley	7/24/2020	—[11]
KRW14,217,900	USD11,720	Standard Chartered Bank	7/27/2020	101
USD31,447	MYR134,700	Standard Chartered Bank	7/27/2020	49
KRW7,493,020	USD6,183	Morgan Stanley	7/27/2020	47
USD3,812	INR291,790	Goldman Sachs	7/27/2020	(42)
CZK762,200	EUR28,604	JPMorgan Chase	8/7/2020	(27)
ZAR25,500	USD1,390	JPMorgan Chase	8/14/2020	72
ZAR13,400	USD768	JPMorgan Chase	8/14/2020	—[11]
ZAR14,015	USD817	Goldman Sachs	8/14/2020	(13)
USD1,008	EUR890	JPMorgan Chase	8/18/2020	7
USD8,415	GBP6,900	Goldman Sachs	8/18/2020	(137)
USD6,042	EUR5,592	JPMorgan Chase	8/18/2020	(248)
USD3,248	NZD5,000	JPMorgan Chase	9/16/2020	22
PLN4,466	EUR1,000	Goldman Sachs	9/16/2020	4
USD2,584	NZD4,000	Bank of New York Mellon	9/16/2020	3
CZK240,156	EUR9,000	Goldman Sachs	9/16/2020	(1)
Capital World Bond Fund — Page 34 of 37

unaudited
Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2020 (000)
Purchases (000)	Sales (000)
USD1,286	NZD2,000	Standard Chartered Bank	9/16/2020	$(5)
SEK20,869	EUR2,000	Goldman Sachs	9/16/2020	(9)
USD1,362	AUD2,000	Barclays Bank PLC	9/16/2020	(19)
NOK20,464	USD2,200	JPMorgan Chase	9/16/2020	(73)
				$(2,385)
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 6/30/2020 (000)
0.525%	6-month HUF-BUBOR	1/29/2022	HUF89,065,000	$(407)	$—	$(407)
1.01%	6-month HUF-BUBOR	2/25/2022	48,200,000	965	—	965
0.965%	6-month HUF-BUBOR	2/26/2022	69,471,000	1,237	—	1,237
1.1308%	6-month GBP-LIBOR	1/11/2023	£26,600	789	—	789
U.S. EFFR	0.093%	7/2/2025	$4,500	(1)	—	(1)
U.S. EFFR	0.096%	7/2/2025	4,500	(2)	—	(2)
1.3798%	6-month GBP-LIBOR	1/11/2028	£18,350	1,847	—	1,847
0.37855%	6-month JPY-LIBOR	10/12/2028	¥4,200,000	1,168	—	1,168
6-month HUF-BUBOR	1.39%	11/11/2029	HUF12,410,000	(385)	—	(385)
6-month HUF-BUBOR	1.80%	1/22/2030	7,672,000	(1,144)	—	(1,144)
6-month PLN-WIBOR	2.155%	1/22/2030	PLN187,000	(5,731)	—	(5,731)
6-month HUF-BUBOR	1.845%	2/25/2030	HUF10,692,500	(1,714)	—	(1,714)
6-month HUF-BUBOR	1.79%	2/26/2030	10,692,500	(1,542)	—	(1,542)
0.0079%	6-month JPY-LIBOR	4/8/2030	¥5,390,000	(186)	—	(186)
1.5598%	6-month GBP-LIBOR	1/11/2038	£10,700	2,573	—	2,573
					$—	$(2,533)
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront receipts (000)	Unrealized appreciation at 6/30/2020 (000)
1.00%/Quarterly	CDX.NA.IG.34	6/20/2025	$228,275	$2,668	$(1,703)	$4,371
Capital World Bond Fund — Page 35 of 37

unaudited
[1]	Step bond; coupon rate may change at a later date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,418,512,000, which represented 10.87% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[6]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $29,187,000, which represented .22% of the net assets of the fund.
[7]	Scheduled interest and/or principal payment was not received.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,275,000, which represented .02% of the net assets of the fund.
[9]	Value determined using significant unobservable inputs.
[10]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[11]	Amount less than one thousand.
[12]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $238,064,000, which represented 1.82% of the net assets of the fund.
[13]	Purchased on a TBA basis.
[14]	Security did not produce income during the last 12 months.
[15]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[16]	Rate represents the seven-day yield at 6/30/2020.
[17]	Notional amount is calculated based on the number of contracts and notional contract size.
[18]	Value is calculated based on the notional amount and current market price.
Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Advanz Pharma Corp. Ltd.	8/31/2018	$670	$162.00%
Key to abbreviations and symbols
ARS = Argentine pesos	KRW = South Korean won
AUD/A$ = Australian dollars	LIBOR = London Interbank Offered Rate
BRL = Brazilian reais	MXN = Mexican pesos
BUBOR = Budapest Interbank Offered Rate	MYR = Malaysian ringgits
CAD/C$ = Canadian dollars	NOK/NKr = Norwegian kroner
CHF = Swiss francs	NZD/NZ$ = New Zealand dollars
CLP = Chilean pesos	PEN = Peruvian nuevos soles
CNH/CNY = Chinese yuan renminbi	PLN = Polish zloty
COP = Colombian pesos	Ref. = Refunding
CZK = Czech korunas	Rev. = Revenue
DKr = Danish kroner	RON = Romanian leu
DOP = Dominican pesos	RUB = Russian rubles
EFFR = Effective Federal Funds Rate	S$ = Singapore dollars
EGP = Egyptian pounds	SEK = Swedish kronor
EUR/€ = Euros	SOFR = Secured Overnight Financing Rate
EURIBOR = Euro Interbank Offered Rate	TBA = To-be-announced
GBP/£ = British pounds	THB = Thai baht
GHS = Ghanaian cedi	TRY = Turkish lira
HUF = Hungarian forints	UAH = Ukrainian hryvnia
ICE = Intercontinental Exchange, Inc.	USD/$ = U.S. dollars
IDR = Indonesian rupiah	UYU = Uruguayan pesos
ILS = Israeli shekels	WIBOR = Warsaw Interbank Offer Rate
INR = Indian rupees	ZAR = South African rand
JPY/¥ = Japanese yen	ZMW = Zambian kwacha
Capital World Bond Fund — Page 36 of 37

unaudited
Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFP2-031-0820O-S78087	Capital World Bond Fund — Page 37 of 37

Summary investment portfolio June 30, 2020	unaudited

Bonds & notes of governments & government agencies outside the U.S.
Eurozone*	10.76%
Japan	8.80
China	4.59
United Kingdom	2.54
Canada	2.10
Mexico	1.81
Malaysia	1.79
Romania	1.72
Russian Federation	1.41
Israel	1.15
Other	11.39
48.06%

*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, Estonia, France, Germany, Greece, Ireland, Italy, Lithuania, Luxembourg, the Netherlands, Portugal and Spain.

Bonds, notes & other debt instruments 94.97%	Principal amount (000)	Value (000)
Euros 18.76%
Belgium (Kingdom of) 0% 2027	€62,415	$71,667
Belgium (Kingdom of) 0.80% 2027	51,660	62,688
Belgium (Kingdom of) 0.10%–2.60% 2024–2050	38,455	47,517
Greece (Hellenic Republic of) 3.45% 2024	47,065	58,705
Greece (Hellenic Republic of) 3.375% 2025	63,775	80,627
Greece (Hellenic Republic of) 2.00% 2027	53,185	64,016
Greece (Hellenic Republic of) 3.875% 2029	50,521	69,566
Greece (Hellenic Republic of) 1.50% 2030	64,940	75,009
Greece (Hellenic Republic of) 3.75%–4.38% 2022–2028	50,670	66,378
Israel (State of) 1.50% 2027–2029	8,150	9,801
Italy (Republic of) 0.10% 2023[1]	122,433	140,423
Italy (Republic of) 1.85% 2025	41,380	49,076
Italy (Republic of) 0.85% 2027	45,590	51,048
Italy (Republic of) 2.80% 2028	132,174	168,736
Italy (Republic of) 0.05%–3.85% 2022–2049	90,939	104,087
Petróleos Mexicanos 2.50%–3.13% 2020–2021	4,710	5,227
Romania 3.624% 2030	61,514	74,749
Romania 4.625% 2049	51,595	66,536

2	Capital World Bond Fund

	Principal amount (000)		Value (000)
Romania 2.00%–4.13% 2026–2039		€66,140	$76,316
Russian Federation 2.88% 2025		23,800	29,515
Serbia (Republic of) 3.125% 2027		86,983	102,494
State Grid Europe Development (2014) PLC 1.50% 2022		1,325	1,511
State Grid Overseas Investment Ltd. 1.25%–2.13% 2022–2030		9,475	10,852
Other securities			961,950
			2,448,494

Japanese yen 9.93%
Bank of China/Tokyo 0.42% 2021		¥700,000	6,491
Japan, Series 19, 0.10% 2024[1]		8,875,160	81,975
Japan, Series 346, 0.10% 2027		18,787,400	176,385
Japan, Series 23, 0.10% 2028[1]		22,942,176	211,797
Japan, Series 24, 0.10% 2029[1]		9,528,326	88,272
Japan, Series 356, 0.10% 2029		7,264,000	67,900
Japan, Series 145, 1.70% 2033		8,945,000	99,045
Japan, Series 152, 1.20% 2035		10,949,000	115,366
Japan, Series 42, 1.70% 2044		6,423,050	75,625
Japan 0.10%–0.60% 2021–2046[1]		24,816,130	231,590
United Mexican States 0.60%–0.70% 2021–2023		3,000,000	27,653
Other securities			113,636
			1,295,735

Chinese yuan renminbi 4.59%
China (People’s Republic of), Series 1910, 3.86% 2049	CNY	1,605,910	237,222
China (People’s Republic of) 3.13%–3.29% 2029		320,390	46,521
China Development Bank Corp., Series 1715, 4.24% 2027		520,190	77,758
China Development Bank Corp., Series 1905, 3.48% 2029		607,200	86,197
China Development Bank Corp. 3.43%–4.69% 2023–2028		757,370	110,230
Other securities			40,380
			598,308

British pounds 2.78%
United Kingdom 0.375% 2030		£48,760	61,435
United Kingdom 4.75% 2030		32,625	59,583
United Kingdom 0.50%–4.25% 2022–2071		129,633	210,524
Other securities			31,839
			363,381

Canadian dollars 2.16%
Canada 2.25% 2025	C$	125,860	101,436
Canada 2.25% 2029		139,005	118,253
Canada 0.75%–3.50% 2021–2048[1]		51,572	47,392
Other securities			14,440
			281,521

Malaysian ringgits 1.69%
Malaysia (Federation of), Series 0119, 3.906% 2026	MYR	196,500	48,945
Malaysia (Federation of), Series 0418, 4.893% 2038		352,663	96,033
Malaysia (Federation of) 3.73%–4.94% 2028–2048		301,792	75,683
			220,661

Capital World Bond Fund	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mexican pesos 1.47%
Petróleos Mexicanos 7.19%–7.47% 2024–2026	MXN	542,000	$18,617
United Mexican States, Series M, 7.50% 2027		1,697,620	82,337
United Mexican States 5.75%–8.50% 2026–2047		1,849,360	90,731
Other securities			669
			192,354

Danish kroner 1.21%
Nykredit Realkredit AS, Series 01E, 0.50% 2040[2]	DKr	438,881	65,192
Nykredit Realkredit AS, Series 01E, 1.50% 2040[2]		443,871	68,898
Nykredit Realkredit AS 0.50%–2.50% 2037–2050[2]		156,638	23,311
			157,401

Russian rubles 1.07%
Russian Federation 2.50%–8.50% 2023–2034[1]	RUB	8,912,165	139,483

Israeli shekels 0.71%
Israel (State of) 2.00% 2027	ILS	160,700	51,268
Israel (State of) 3.75%–5.50% 2042–2047		81,980	42,021
			93,289

South African rand 0.62%
South Africa (Republic of), Series R-2048, 8.75% 2048	ZAR	1,658,570	75,394
Other securities			4,934
			80,328

Romanian leu 0.06%
Romania 4.75% 2025	RON	30,000	7,299

U.S. dollars 46.79%
CCCI Treasure Ltd. 3.43%–3.65% 2049[3]		$23,840	23,669
China CITIC Bank International Ltd. 4.625% 2029 (UST Yield Curve Rate T Note Constant Maturity 5-year + 2.25% on 2/28/2024)[3]		4,800	5,060
China Construction Bank Corp. 2.45% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 2.15% on 6/24/2025)[3]		27,625	27,612
Comisión Federal de Electricidad 4.75%–4.88% 2024–2027[4]		3,870	4,087
COSL Singapore Capital Ltd. 0% 2030		4,400	4,346
CRCC Yuxiang Ltd. 3.97% (UST Yield Curve Rate T Note Constant Maturity 5-year + 5.243% on 6/27/2024)[3]		2,440	2,488
Dianjian Haiyu Ltd. 3.50% (UST Yield Curve Rate T Note Constant Maturity 5-year + 6.773% on 7/19/2023)[3]		1,501	1,508
Dianjian International Finance Ltd. 4.60% (UST Yield Curve Rate T Note Constant Maturity 5-year + 6.933% on 7/19/2023)[3]		2,205	2,255
Israel (State of) 2.50%–3.88% 2030–2050		41,865	46,357
Leader Goal International Ltd. 4.25% (UST Yield Curve Rate T Note Constant Maturity 5-year + 6.919% on 1/19/2023)[3]		1,800	1,825
Petróleos Mexicanos 6.35%–6.95% 2048–2060[4]		3,561	2,670
PETRONAS Capital Ltd. 3.50%–4.55% 2030–2050[4]		10,895	13,221

4	Capital World Bond Fund

	Principal amount (000)	Value (000)
Russian Federation 4.25%–5.25% 2026–2047[4]	$13,600	$15,605
State Grid Overseas Investment Ltd. 3.50% 2027[4]	2,000	2,215
U.S. Treasury 1.50% 2024	84,650	89,296
U.S. Treasury 2.25% 2024[5]	54,760	59,013
U.S. Treasury 2.75% 2025	68,290	76,600
U.S. Treasury 2.25% 2027[5]	88,200	99,308
U.S. Treasury 2.875% 2028	53,600	63,249
U.S. Treasury 2.00% 2050	56,560	64,747
U.S. Treasury 0.13%–4.63% 2021–2050[5]	388,206	418,950
U.S. Treasury Inflation-Protected Security 0.25% 2029[1]	83,442	91,343
U.S. Treasury Inflation-Protected Security 0.875% 2029[1,5]	216,332	246,924
U.S. Treasury Inflation-Protected Security 0.125% 2030[1,5]	92,940	100,490
U.S. Treasury Inflation-Protected Security 1.375% 2044[1,5]	52,476	71,757
U.S. Treasury Inflation-Protected Security 1.00% 2049[1,5]	89,081	119,122
U.S. Treasury Inflation-Protected Security 0.25% 2050[1,5]	33,216	37,336
Uniform Mortgage-Backed Security 2.50% 2050[2,6]	138,501	143,767
Uniform Mortgage-Backed Securities 2.00%–4.50% 2035–2050[2,6]	125,112	131,026
United Mexican States 3.25%–5.00% 2025–2051	33,575	34,955
Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)[3]	49,268	50,944
Other securities		4,052,910
		6,104,655

Other 3.13%
Other securities		408,889

Total bonds, notes & other debt instruments (cost: $11,977,059,000)		12,391,798

Convertible bonds & notes 0.00%
U.S. dollars 0.00%
Other securities		23

Total convertible bonds & notes (cost: $32,000)		23

Convertible stocks 0.00%	Shares
U.S. dollars 0.00%
Other securities		311

Total convertible stocks (cost: $2,640,000)		311

Common stocks 0.01%
U.S. dollars 0.01%
Other securities		976

Total common stocks (cost: $11,566,000)		976

Rights & warrants 0.00%
U.S. dollars 0.00%
Other securities		101

Total rights & warrants (cost: $128,000)		101

Capital World Bond Fund	5

Short-term securities 7.11%	Shares	Value (000)
Money market investments 7.01%
Capital Group Central Cash Fund 0.18%[7]	9,147,756	$914,867

	Principal amount
	(000)
Bills & notes of governments & government agencies outside the U.S. 0.10%
Greek Treasury Bills 0.20%-0.25% due 12/4/2020–6/11/2021	€11,780,000	13,249

Total short-term securities (cost: $928,166,000)		928,116
Total investment securities 102.09% (cost: $12,919,591,000)		13,321,325
Other assets less liabilities (2.09)%		(273,122)

Net assets 100.00%		$13,048,203

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities that were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities that were valued under fair value procedures was $2,275,000, which represented .02% of the net assets of the fund. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $29,187,000, which represented ..22% of the net assets of the fund. One security in “Other securities” (with a value of $162,000, an aggregate cost of $670,000, and which represented less than .01% of the net assets of the fund) was acquired on 8/31/2018 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

6	Capital World Bond Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[8]	Value at 6/30/2020 (000) [9]	Unrealized (depreciation) appreciation at 6/30/2020 (000)
90 Day Euro Dollar Futures	Short	320	September 2020		$(80,000)	$(79,788)	$(15)
90 Day Euro Dollar Futures	Short	3,854	March 2022		(963,500)	(961,766)	(496)
2 Year Euro-Schatz Futures	Long	332	September 2020		€33,200	41,829	35
2 Year U.S. Treasury Note Futures	Long	1,664	October 2020		$332,800	367,458	121
5 Year Euro-Bobl Futures	Long	72	September 2020		€7,200	10,919	52
5 Year U.S. Treasury Note Futures	Long	2,045	October 2020		$204,500	257,143	880
10 Year Euro-Bund Futures	Long	711	September 2020		€71,100	141,006	1,252
10 Year Italy Government Bond Futures	Short	1	September 2020		(100)	(162)	(4)
10 Year Canadian Government Bond Futures	Short	45	September 2020	C$	(4,500)	(5,099)	(16)
10 Year U.S. Treasury Note Futures	Short	488	September 2020		$(48,800)	(67,916)	(239)
10 Year Ultra U.S. Treasury Note Futures	Short	3,389	September 2020		(338,900)	(533,715)	(4,217)
20 Year U.S. Treasury Bond Futures	Long	271	September 2020		27,100	48,390	620
30 Year Euro-Buxl Futures	Long	208	September 2020		€20,800	51,402	1,136
30 Year Ultra U.S. Treasury Bond Futures	Long	126	September 2020		$12,600	27,488	212
							$(679)

Forward currency contracts

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2020 (000)
CZK762,200	EUR28,268	JPMorgan Chase	7/2/2020	$369
EUR28,620	CZK762,200	JPMorgan Chase	7/2/2020	26
JPY7,622,000	USD70,166	Goldman Sachs	7/6/2020	429
USD61,778	MYR263,550	Standard Chartered Bank	7/6/2020	292
USD21,247	JPY2,280,000	Standard Chartered Bank	7/6/2020	130
USD15,694	CAD21,200	Bank of New York Mellon	7/6/2020	78
CNH45,330	USD6,354	Citibank	7/6/2020	55
USD21,498	AUD31,080	HSBC Bank	7/6/2020	49
USD4,196	GBP3,370	Barclays Bank PLC	7/6/2020	20
USD378	CAD510	Bank of America	7/6/2020	2
USD67,168	EUR59,776	Barclays Bank PLC	7/6/2020	1
CAD3,010	USD2,219	JPMorgan Chase	7/6/2020	(1)
AUD31,075	USD21,489	Morgan Stanley	7/6/2020	(43)
MYR38,110	USD8,939	HSBC Bank	7/6/2020	(48)
MXN29,170	USD1,347	Goldman Sachs	7/6/2020	(79)
JPY1,650,000	USD15,467	Bank of America	7/6/2020	(185)
GBP18,725	USD23,549	HSBC Bank	7/6/2020	(346)
CAD101,400	USD75,087	Morgan Stanley	7/6/2020	(394)
CAD47,200	USD33,722	UBS AG	7/8/2020	1,046
EUR12,375	USD14,021	Standard Chartered Bank	7/8/2020	(116)
EUR85,100	USD94,109	Citibank	7/9/2020	1,519

Capital World Bond Fund	7

Forward currency contracts (continued)

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2020 (000)
USD23,721	ZAR400,920	Bank of America	7/9/2020	$640
USD37,649	CZK881,200	Standard Chartered Bank	7/9/2020	503
EUR40,490	USD45,069	Morgan Stanley	7/9/2020	430
JPY3,046,450	USD27,964	Standard Chartered Bank	7/9/2020	253
USD17,870	JPY1,919,000	Citibank	7/9/2020	96
CNH75,200	USD10,596	Goldman Sachs	7/9/2020	35
USD2,435	EUR2,149	HSBC Bank	7/9/2020	20
USD313	EUR277	Bank of New York Mellon	7/9/2020	2
USD895	CNH6,350	Citibank	7/9/2020	(3)
USD1,049	CNH7,470	HSBC Bank	7/9/2020	(7)
USD874	EUR785	Morgan Stanley	7/9/2020	(8)
CZK881,200	EUR33,150	Standard Chartered Bank	7/9/2020	(105)
CZK348,000	USD14,802	HSBC Bank	7/9/2020	(132)
USD40,274	CNH286,000	Goldman Sachs	7/9/2020	(156)
USD36,482	CAD50,100	Citibank	7/9/2020	(423)
EUR49,792	USD56,411	HSBC Bank	7/9/2020	(459)
USD77,557	CNH555,750	UBS AG	7/9/2020	(1,005)
ILS49,100	USD14,155	Bank of America	7/10/2020	22
USD68	EUR61	JPMorgan Chase	7/10/2020	— [10]
USD1,096	ILS3,800	Bank of America	7/10/2020	(2)
USD15,640	MXN350,600	Citibank	7/13/2020	413
USD16,271	GBP12,800	Citibank	7/13/2020	409
USD37,635	EUR33,271	Citibank	7/13/2020	244
USD5,220	MXN114,560	Goldman Sachs	7/13/2020	244
USD15,465	MXN350,810	Standard Chartered Bank	7/13/2020	230
USD4,619	ZAR77,900	Standard Chartered Bank	7/13/2020	137
USD3,748	MXN83,270	JPMorgan Chase	7/13/2020	132
USD29,995	EUR26,613	Citibank	7/13/2020	87
USD10,196	EUR9,015	JPMorgan Chase	7/13/2020	65
USD18,953	AUD27,400	HSBC Bank	7/13/2020	43
USD565	GBP445	JPMorgan Chase	7/13/2020	14
USD4,539	EUR4,040	Barclays Bank PLC	7/13/2020	(1)
EUR2,126	USD2,391	Bank of America	7/13/2020	(2)
MXN367,380	USD15,961	Citibank	7/13/2020	(5)
USD2,227	JPY242,800	Morgan Stanley	7/13/2020	(22)
EUR11,305	RON54,890	Morgan Stanley	7/13/2020	(36)
EUR5,553	USD6,281	Citibank	7/13/2020	(41)
EUR5,540	USD6,267	Barclays Bank PLC	7/13/2020	(41)
USD4,861	IDR70,271,930	Citibank	7/13/2020	(51)
ILS151,300	USD43,816	Standard Chartered Bank	7/13/2020	(124)
AUD27,400	USD19,127	JPMorgan Chase	7/13/2020	(217)
EUR126,896	USD143,522	JPMorgan Chase	7/13/2020	(914)
MXN598,000	USD27,542	Citibank	7/13/2020	(1,571)
USD82,628	EUR72,713	Barclays Bank PLC	7/14/2020	909
USD4,977	MXN109,506	JPMorgan Chase	7/14/2020	222
USD4,973	GBP3,899	Bank of New York Mellon	7/14/2020	141
EUR6,637	GBP5,910	Goldman Sachs	7/14/2020	135
USD6,523	CAD8,736	JPMorgan Chase	7/14/2020	88
GBP5,920	EUR6,506	Goldman Sachs	7/14/2020	24
USD69	GBP55	Barclays Bank PLC	7/14/2020	1
GBP976	USD1,245	Bank of New York Mellon	7/14/2020	(35)
USD25,570	CZK609,350	Morgan Stanley	7/14/2020	(117)
SEK135,600	USD14,689	Bank of America	7/14/2020	(134)

8	Capital World Bond Fund

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2020 (000)
JPY3,422,560	USD31,959	Goldman Sachs	7/14/2020	$(256)
JPY5,546,425	USD51,760	Goldman Sachs	7/14/2020	(384)
EUR49,217	USD55,928	Barclays Bank PLC	7/14/2020	(615)
CZK1,360,200	USD58,142	HSBC Bank	7/14/2020	(801)
JPY13,482,208	USD125,831	Standard Chartered Bank	7/14/2020	(946)
USD37,524	EUR32,930	Morgan Stanley	7/15/2020	515
USD16,220	MYR68,900	Standard Chartered Bank	7/15/2020	152
USD30,922	ILS106,735	JPMorgan Chase	7/15/2020	97
JPY5,696,200	USD53,299	Citibank	7/15/2020	(534)
CAD150,560	USD111,596	HSBC Bank	7/15/2020	(689)
EUR46,393	USD52,866	Morgan Stanley	7/15/2020	(726)
NOK693,100	USD73,281	Citibank	7/15/2020	(1,268)
USD6,161	GBP4,919	Citibank	7/16/2020	66
KRW5,563,560	USD4,571	JPMorgan Chase	7/16/2020	54
JPY222,422	EUR1,840	HSBC Bank	7/16/2020	(8)
EUR13,367	PLN59,475	Bank of America	7/16/2020	(11)
GBP31,900	EUR35,471	Goldman Sachs	7/16/2020	(335)
GBP25,150	USD31,502	Citibank	7/16/2020	(336)
AUD49,125	USD33,561	UBS AG	7/17/2020	343
USD17,712	MXN401,000	JPMorgan Chase	7/17/2020	307
USD15,543	GBP12,393	Bank of New York Mellon	7/17/2020	185
EUR4,243	GBP3,810	Morgan Stanley	7/17/2020	47
USD8,277	EUR7,334	Morgan Stanley	7/17/2020	34
GBP3,820	EUR4,198	Goldman Sachs	7/17/2020	16
CHF5,200	USD5,479	Bank of America	7/17/2020	12
CAD3,760	USD2,759	Standard Chartered Bank	7/17/2020	11
KRW17,403,120	USD14,516	Citibank	7/17/2020	(47)
USD10,757	ILS37,550	HSBC Bank	7/17/2020	(88)
JPY1,767,040	USD16,472	Standard Chartered Bank	7/17/2020	(103)
PLN150,900	USD38,429	Citibank	7/17/2020	(285)
GBP19,243	USD24,135	Bank of New York Mellon	7/17/2020	(288)
EUR66,720	USD75,296	Morgan Stanley	7/17/2020	(307)
USD49,357	MXN1,088,470	Goldman Sachs	7/20/2020	2,133
USD48,399	EUR42,931	Bank of New York Mellon	7/20/2020	144
USD55,409	CNH392,859	Standard Chartered Bank	7/20/2020	(92)
EUR91,854	USD103,554	Bank of New York Mellon	7/20/2020	(309)
JPY19,780,720	USD184,200	Citibank	7/20/2020	(956)
EUR111,862	USD125,573	Morgan Stanley	7/21/2020	164
USD12,426	GBP9,910	HSBC Bank	7/21/2020	144
USD17,554	NOK167,860	Goldman Sachs	7/21/2020	113
USD16,469	JPY1,766,140	Morgan Stanley	7/21/2020	108
GBP8,460	USD10,440	Barclays Bank PLC	7/21/2020	45
USD39,602	AUD57,330	Citibank	7/21/2020	33
EUR4,210	USD4,726	Morgan Stanley	7/21/2020	6
USD1,696	CAD2,298	JPMorgan Chase	7/21/2020	3
USD404	EUR360	Morgan Stanley	7/21/2020	— [10]
CAD45,713	USD33,737	JPMorgan Chase	7/21/2020	(63)
KRW39,648,250	USD33,105	Standard Chartered Bank	7/21/2020	(141)
NOK319,589	USD33,570	HSBC Bank	7/21/2020	(364)
USD56,327	ILS194,000	Standard Chartered Bank	7/22/2020	290
AUD57,400	USD39,338	Morgan Stanley	7/22/2020	279
EUR43,025	USD48,285	Goldman Sachs	7/22/2020	78
USD5,730	JPY611,800	Bank of New York Mellon	7/22/2020	62

Capital World Bond Fund	9

Forward currency contracts (continued)

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2020 (000)
USD18,803	MYR80,600	Standard Chartered Bank	7/22/2020	$12
USD18	CNH130	HSBC Bank	7/22/2020	— [10]
NOK3,180	EUR297	Citibank	7/22/2020	(4)
USD26,286	EUR23,422	Goldman Sachs	7/22/2020	(42)
MYR80,600	USD18,851	Standard Chartered Bank	7/22/2020	(60)
USD16,245	ZAR284,000	HSBC Bank	7/22/2020	(79)
USD1,148	GBP927	Bank of New York Mellon	7/23/2020	(1)
USD29,273	EUR26,092	Morgan Stanley	7/23/2020	(57)
USD22,997	PLN91,400	Bank of America	7/23/2020	(107)
AUD3,230	USD2,228	Standard Chartered Bank	7/24/2020	1
USD31	IDR437,760	Morgan Stanley	7/24/2020	— [10]
KRW14,217,900	USD11,720	Standard Chartered Bank	7/27/2020	101
USD31,447	MYR134,700	Standard Chartered Bank	7/27/2020	49
KRW7,493,020	USD6,183	Morgan Stanley	7/27/2020	47
USD3,812	INR291,790	Goldman Sachs	7/27/2020	(42)
CZK762,200	EUR28,604	JPMorgan Chase	8/7/2020	(27)
ZAR25,500	USD1,390	JPMorgan Chase	8/14/2020	72
ZAR13,400	USD768	JPMorgan Chase	8/14/2020	— [10]
ZAR14,015	USD817	Goldman Sachs	8/14/2020	(13)
USD1,008	EUR890	JPMorgan Chase	8/18/2020	7
USD8,415	GBP6,900	Goldman Sachs	8/18/2020	(137)
USD6,042	EUR5,592	JPMorgan Chase	8/18/2020	(248)
USD3,248	NZD5,000	JPMorgan Chase	9/16/2020	22
PLN4,466	EUR1,000	Goldman Sachs	9/16/2020	4
USD2,584	NZD4,000	Bank of New York Mellon	9/16/2020	3
CZK240,156	EUR9,000	Goldman Sachs	9/16/2020	(1)
USD1,286	NZD2,000	Standard Chartered Bank	9/16/2020	(5)
SEK20,869	EUR2,000	Goldman Sachs	9/16/2020	(9)
USD1,362	AUD2,000	Barclays Bank PLC	9/16/2020	(19)
NOK20,464	USD2,200	JPMorgan Chase	9/16/2020	(73)
				$(2,385)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)		Value at 6/30/2020 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 6/30/2020 (000)
0.525%	6-month HUF-BUBOR	1/29/2022	HUF	89,065,000	$(407)	$—	$(407)
1.01%	6-month HUF-BUBOR	2/25/2022		48,200,000	965	—	965
0.965%	6-month HUF-BUBOR	2/26/2022		69,471,000	1,237	—	1,237
1.1308%	6-month GBP-LIBOR	1/11/2023		£26,600	789	—	789
U.S. EFFR	0.093%	7/2/2025		$4,500	(1)	—	(1)
U.S. EFFR	0.096%	7/2/2025		4,500	(2)	—	(2)
1.3798%	6-month GBP-LIBOR	1/11/2028		£18,350	1,847	—	1,847
0.37855%	6-month JPY-LIBOR	10/12/2028		¥4,200,000	1,168	—	1,168
6-month HUF-BUBOR	1.39%	11/11/2029	HUF	12,410,000	(385)	—	(385)
6-month HUF-BUBOR	1.80%	1/22/2030		7,672,000	(1,144)	—	(1,144)

10	Capital World Bond Fund

Receive	Pay	Expiration date	Notional (000)		Value at 6/30/2020 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 6/30/2020 (000)
6-month PLN-WIBOR	2.155%	1/22/2030	PLN	187,000	$(5,731)	$—	$(5,731)
6-month HUF-BUBOR	1.845%	2/25/2030	HUF	10,692,500	(1,714)	—	(1,714)
6-month HUF-BUBOR	1.79%	2/26/2030		10,692,500	(1,542)	—	(1,542)
0.0079%	6-month JPY-LIBOR	4/8/2030		¥5,390,000	(186)	—	(186)
1.5598%	6-month GBP-LIBOR	1/11/2038		£10,700	2,573	—	2,573
						$—	$(2,533)

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront receipts (000)	Unrealized appreciation at 6/30/2020 (000)
1.00%/Quarterly	CDX.NA.IG.34	6/20/2025	$228,275	$2,668	$(1,703)	$4,371

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Step bond; coupon rate may change at a later date.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,418,512,000, which represented 10.87% of the net assets of the fund.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $238,064,000, which represented 1.82% of the net assets of the fund.
[6]	Purchased on a TBA basis.
[7]	Rate represents the seven-day yield at 6/30/2020.
[8]	Notional amount is calculated based on the number of contracts and notional contract size.
[9]	Value is calculated based on the notional amount and current market price.
[10]	Amount less than one thousand.

Capital World Bond Fund	11

Key to abbreviations and symbols

AUD = Australian dollars

BUBOR = Budapest Interbank Offered Rate

CAD/C$ = Canadian dollars

CHF = Swiss francs

CNH/CNY = Chinese yuan renminbi

CZK = Czech korunas

DKr = Danish kroner

EFFR = Effective Federal Funds Rate

EUR/€ = Euros

GBP/£ = British pounds

HUF = Hungarian forints

IDR = Indonesian rupiah

ILS = Israeli shekels

INR = Indian rupees

JPY/¥ = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

MYR = Malaysian ringgits

NOK = Norwegian kroner

NZD = New Zealand dollars

PLN = Polish zloty

RON = Romanian leu

RUB = Russian rubles

SEK = Swedish kronor

SOFR = Secured Overnight Financing Rate

TBA = To-be-announced

USD/$ = U.S. dollars

WIBOR = Warsaw Interbank Offer Rate

ZAR = South African rand

See notes to financial statements.

12	Capital World Bond Fund

Financial statements

Statement of assets and liabilities	unaudited
at June 30, 2020	(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $12,919,591)		$13,321,325
Cash		3,430
Cash denominated in currencies other than U.S. dollars (cost: $2,052)		2,041
Unrealized appreciation on open forward currency contracts		15,314
Receivables for:
Sales of investments	$436,266
Sales of fund’s shares	3,845
Dividends and interest	97,337
Variation margin on futures contracts	960
Variation margin on swap contracts	1,295
Other	139	539,842
		13,881,952
Liabilities:
Unrealized depreciation on open forward currency contracts		17,699
Payables for:
Purchases of investments	800,263
Repurchases of fund’s shares	6,007
Investment advisory services	4,682
Services provided by related parties	2,465
Trustees’ deferred compensation	216
Variation margin on futures contracts	728
Variation margin on swap contracts	740
Other	949	816,050
Net assets at June 30, 2020		$13,048,203

Net assets consist of:
Capital paid in on shares of beneficial interest		$12,658,570
Total distributable earnings		389,633
Net assets at June 30, 2020		$13,048,203

See notes to financial statements.

Capital World Bond Fund	13

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (636,888 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$5,575,747	272,007		$20.50
Class C	157,332	7,809		20.15
Class T	11	—	*	20.50
Class F-1	182,274	8,913		20.45
Class F-2	1,041,514	50,890		20.47
Class F-3	934,368	45,616		20.49
Class 529-A	296,354	14,415		20.56
Class 529-C	50,109	2,468		20.31
Class 529-E	13,894	680		20.42
Class 529-T	11	1		20.50
Class 529-F-1	40,009	1,959		20.43
Class R-1	6,815	336		20.29
Class R-2	103,303	5,097		20.27
Class R-2E	7,359	360		20.45
Class R-3	133,366	6,516		20.47
Class R-4	87,824	4,287		20.49
Class R-5E	11,030	539		20.47
Class R-5	52,419	2,556		20.51
Class R-6	4,354,464	212,439		20.50

*	Amount less than one thousand.

See notes to financial statements.

14	Capital World Bond Fund

Statement of operations	unaudited
for the six months ended June 30, 2020	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $1,240)	$177,107
Dividends	3,136	$180,243
Fees and expenses*:
Investment advisory services	30,051
Distribution services	9,847
Transfer agent services	7,400
Administrative services	2,074
Reports to shareholders	519
Registration statement and prospectus	377
Trustees’ compensation	29
Auditing and legal	37
Custodian	440
Other	184	50,958
Net investment income		129,285

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of non-U.S. taxes of $1,197)	52,590
Futures contracts	9,963
Forward currency contracts	44,534
Swap contracts	(20,184)
Currency transactions	(5,846)	81,057
Net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of non-U.S. taxes of $550)	57,314
Futures contracts	5,425
Forward currency contracts	3,426
Swap contracts	(946)
Currency translations	(924)	64,295
Net realized gain and unrealized appreciation		145,352

Net increase in net assets resulting from operations		$274,637

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements.

Capital World Bond Fund	15

Statements of changes in net assets
(dollars in thousands)

	Six months ended June 30, 2020*	Year ended December 31, 2019
Operations:
Net investment income	$129,285	$333,152
Net realized gain	81,057	196,964
Net unrealized appreciation	64,295	520,661
Net increase in net assets resulting from operations	274,637	1,050,777

Distributions paid to shareholders	(155,682)	(343,762)

Net capital share transactions	(1,416,901)	474,218

Total (decrease) increase in net assets	(1,297,946)	1,181,233

Net assets:
Beginning of period	14,346,149	13,164,916
End of period	$13,048,203	$14,346,149

*	Unaudited.

See notes to financial statements.

16	Capital World Bond Fund

Notes to financial statements	unaudited

1. Organization

Capital World Bond Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, nondiversified management investment company. The fund seeks to provide, over the long term, a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%[1]	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years[2]
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years[3]
Class 529-E	None	None	None
Classes T and 529-T4	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
[1]	Up to 3.50% for Class 529-A shares purchased on or after June 30, 2020.
[2]	Effective June 30, 2020, Class C converts to Class A after 8 years.
[3]	Effective June 30, 2020, Class 529-C converts to Class 529-A after 5 years.
[4]	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

Capital World Bond Fund	17

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

18	Capital World Bond Fund

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most

Capital World Bond Fund	19

appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

20	Capital World Bond Fund

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2020 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$2,448,494	$—	$2,448,494
Japanese yen	—	1,295,735	—	1,295,735
Chinese yuan renminbi	—	598,308	—	598,308
British pounds	—	363,381	—	363,381
Canadian dollars	—	281,521	—	281,521
Malaysian ringgits	—	220,661	—	220,661
Mexican pesos	—	192,354	—	192,354
Danish kroner	—	157,401	—	157,401
Russian rubles	—	139,483	—	139,483
Israeli shekels	—	93,289	—	93,289
South African rand	—	80,328	—	80,328
Romanian leu	—	7,299	—	7,299
U.S. dollars	—	6,104,441	214	6,104,655
Other	—	408,889	—	408,889
Convertible bonds & notes	—	23	—	23
Convertible stocks	—	—	311	311
Common stocks	561	—	415	976
Rights & warrants	—	—	101	101
Short-term securities	914,867	13,249	—	928,116
Total	$915,428	$12,404,856	$1,041	$13,321,325

Capital World Bond Fund	21

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$4,308	$—	$—	$4,308
Unrealized appreciation on open forward currency contracts	—	15,314	—	15,314
Unrealized appreciation on interest rate swaps	—	8,579	—	8,579
Unrealized appreciation on credit default swaps	—	4,371	—	4,371
Liabilities:
Unrealized depreciation on futures contracts	(4,987)	—	—	(4,987)
Unrealized depreciation on open forward currency contracts	—	(17,699)	—	(17,699)
Unrealized depreciation on interest rate swaps	—	(11,112)	—	(11,112)
Total	$(679)	$(547)	$—	$(1,226)

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management

22	Capital World Bond Fund

performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher

Capital World Bond Fund	23

quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or

24	Capital World Bond Fund

generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the securities of a small number of issuers, if it were to do so, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Capital World Bond Fund	25

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments — The fund has also participated in other transactions, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of June 30, 2020, the fund’s maximum exposure of unfunded bond commitments was $913,758, which would represent less than .01% of the net assets of the fund should such commitments become due.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid

26	Capital World Bond Fund

assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $2,114,030,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $4,563,543,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

Capital World Bond Fund	27

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $2,821,172,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

28	Capital World Bond Fund

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the CDSI, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations. The average month-end notional amount of credit default swaps while held was $710,059,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the six months ended, June 30, 2020 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$4,308	Unrealized depreciation*	$4,987
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	15,314	Unrealized depreciation on open forward currency contracts	17,699
Swap	Interest	Unrealized appreciation*	8,579	Unrealized depreciation*	11,112
Swap	Credit	Unrealized appreciation*	4,371	Unrealized depreciation*	—
			$32,572		$33,798

Capital World Bond Fund	29

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$9,963	Net unrealized appreciation on futures contracts	$5,425
Forward currency	Currency	Net realized gain on forward currency contracts	44,534	Net unrealized appreciation on forward currency contracts	3,426
Swap	Interest	Net realized loss on swap contracts	(11,303)	Net unrealized depreciation on swap contracts	(521)
Swap	Credit	Net realized loss on swap contracts	(8,881)	Net unrealized depreciation on swap contracts	(425)
			$34,313		$7,905

*	Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For futures contracts, interest rate swaps and credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

30	Capital World Bond Fund

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of June 30, 2020, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount
Assets:
Bank of America	$676	$(441)	$(235)	$—	$—
Bank of New York Mellon	615	(615)	—	—	—
Barclays Bank PLC	976	(676)	—	(300)	—
Citibank	2,922	(2,922)	—	—	—
Goldman Sachs	3,211	(1,454)	—	(1,757)	—
HSBC Bank	256	(256)	—	—	—
JPMorgan Chase	1,478	(1,478)	—	—	—
Morgan Stanley	1,630	(1,630)	—	—	—
Standard Chartered Bank	2,161	(1,692)	(139)	(330)	—
UBS AG	1,389	(1,005)	—	—	384
Total	$15,314	$(12,169)	$(374)	$(2,387)	$384
Liabilities:
Bank of America	$441	$(441)	$—	$—	$—
Bank of New York Mellon	633	(615)	—	—	18
Barclays Bank PLC	676	(676)	—	—	—
Citibank	5,524	(2,922)	(2,268)	—	334
Goldman Sachs	1,454	(1,454)	—	—	—
HSBC Bank	3,021	(256)	(2,765)	—	—
JPMorgan Chase	1,543	(1,478)	(65)	—	—
Morgan Stanley	1,710	(1,630)	(80)	—	—
Standard Chartered Bank	1,692	(1,692)	—	—	—
UBS AG	1,005	(1,005)	—	—	—
Total	$17,699	$(12,169)	$(5,178)	$—	$352

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

Capital World Bond Fund	31

As of and during the period ended June 30, 2020, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2019, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$3,623
Undistributed long-term capital gains	6,687
Late year ordinary loss deferral[1]	(36,207)

[1]	This deferral is considered incurred in the subsequent year.

As of June 30, 2020, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$662,616
Gross unrealized depreciation on investments	(274,092)
Net unrealized appreciation on investments	388,524
Cost of investments	12,933,278

32	Capital World Bond Fund

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended June 30, 2020[2]						Year ended December 31, 2019
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$54,725		$2,927		$57,652		$116,029		$11,877		$127,906
Class C	1,022		84		1,106		2,528		380		2,908
Class T	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class F-1	1,962		100		2,062		4,500		442		4,942
Class F-2	11,877		542		12,419		25,824		1,930		27,754
Class F-3	18,884		490		19,374		53,911		4,684		58,595
Class 529-A	2,862		155		3,017		6,004		628		6,632
Class 529-C	307		27		334		766		118		884
Class 529-E	125		7		132		270		30		300
Class 529-T	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class 529-F-1	438		21		459		900		84		984
Class R-1	45		4		49		100		16		116
Class R-2	703		55		758		1,588		234		1,822
Class R-2E	59		4		63		108		15		123
Class R-3	1,177		70		1,247		2,544		292		2,836
Class R-4	918		46		964		1,925		187		2,112
Class R-5E	112		6		118		144		16		160
Class R-5	613		27		640		1,688		110		1,798
Class R-6	53,022		2,266		55,288		95,063		8,827		103,890
Total	$148,851		$6,831		$155,682		$313,892		$29,870		$343,762

[2]	All or a portion of these amounts may later be determined as return of capital; the determination will be made at December 31, 2020.
[3]	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.570% on the first $1 billion of daily net assets and decreasing to 0.360% on such assets in excess of $15 billion. For the six months ended June 30, 2020, the investment advisory services fee was $30,051,000, which was equivalent to an annualized rate of 0.435% of average daily net assets.

Capital World Bond Fund	33

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2020, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also

34	Capital World Bond Fund

include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended June 30, 2020, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$7,284	$5,499		$828		Not applicable
Class C	806	163		25		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	248	197		30		Not applicable
Class F-2	Not applicable	584		149		Not applicable
Class F-3	Not applicable	192		291		Not applicable
Class 529-A	340	272		44		$91
Class 529-C	250	49		8		16
Class 529-E	33	5		2		4
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	37		6		12
Class R-1	35	6		1		Not applicable
Class R-2	388	192		15		Not applicable
Class R-2E	21	8		1		Not applicable
Class R-3	332	111		20		Not applicable
Class R-4	110	48		13		Not applicable
Class R-5E	Not applicable	8		1		Not applicable
Class R-5	Not applicable	15		8		Not applicable
Class R-6	Not applicable	14		632		Not applicable
Total class-specific expenses	$9,847	$7,400		$2,074		$123

*	Amount less than one thousand.

Capital World Bond Fund	35

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $29,000 in the fund’s statement of operations reflects $33,000 in current fees (either paid in cash or deferred) and a net decrease of $4,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2020, the fund engaged in such purchase and sale transactions with related funds in the amounts of $37,896,000 and $42,775,000, respectively, which generated $2,053,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2020.

36	Capital World Bond Fund

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2020

Class A	$272,243	13,469	$56,991		2,906		$(482,347)	(24,154)	$(153,113)	(7,779)
Class C	8,719	440	1,098		57		(31,974)	(1,620)	(22,157)	(1,123)
Class T	—	—	—		—		—	—	—	—
Class F-1	20,430	1,014	2,017		103		(51,143)	(2,552)	(28,696)	(1,435)
Class F-2	266,521	13,223	12,152		621		(179,687)	(9,037)	98,986	4,807
Class F-3	273,798	13,556	19,006		989		(1,604,011)	(79,887)	(1,311,207)	(65,342)
Class 529-A	18,858	930	3,015		153		(28,197)	(1,400)	(6,324)	(317)
Class 529-C	3,323	166	333		18		(9,385)	(471)	(5,729)	(287)
Class 529-E	953	47	133		7		(1,502)	(76)	(416)	(22)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	3,959	197	460		23		(4,866)	(241)	(447)	(21)
Class R-1	610	30	49		3		(1,157)	(58)	(498)	(25)
Class R-2	12,920	648	757		39		(20,724)	(1,048)	(7,047)	(361)
Class R-2E	1,792	89	63		3		(1,672)	(84)	183	8
Class R-3	17,860	889	1,242		63		(25,343)	(1,270)	(6,241)	(318)
Class R-4	16,938	843	963		49		(19,309)	(969)	(1,408)	(77)
Class R-5E	4,669	234	117		6		(1,667)	(84)	3,119	156
Class R-5	6,625	329	640		33		(7,354)	(368)	(89)	(6)
Class R-6	460,740	22,668	55,288		2,822		(491,845)	(24,968)	24,183	522
Total net increase (decrease)	$1,390,958	68,772	$154,324		7,895		$(2,962,183)	(148,287)	$(1,416,901)	(71,620)

See next page for footnotes.

Capital World Bond Fund	37

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class A	$579,023	28,965	$126,446		6,285		$(822,413)	(41,185)	$(116,944)	(5,935)
Class C	19,661	1,002	2,884		146		(64,973)	(3,314)	(42,428)	(2,166)
Class T	—	—	—		—		—	—	—	—
Class F-1	38,903	1,954	4,842		242		(84,085)	(4,229)	(40,340)	(2,033)
Class F-2	356,498	17,910	27,246		1,358		(737,878)	(36,501)	(354,134)	(17,233)
Class F-3	487,865	24,423	57,536		2,862		(443,245)	(22,231)	102,156	5,054
Class 529-A	42,049	2,099	6,629		329		(57,179)	(2,848)	(8,501)	(420)
Class 529-C	7,507	381	884		44		(23,725)	(1,200)	(15,334)	(775)
Class 529-E	1,885	94	299		15		(3,501)	(176)	(1,317)	(67)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	7,712	387	984		49		(8,846)	(443)	(150)	(7)
Class R-1	1,611	81	115		5		(2,391)	(121)	(665)	(35)
Class R-2	22,261	1,130	1,822		91		(33,610)	(1,706)	(9,527)	(485)
Class R-2E	2,666	134	123		6		(969)	(49)	1,820	91
Class R-3	31,834	1,600	2,832		141		(35,166)	(1,762)	(500)	(21)
Class R-4	18,762	939	2,111		105		(28,276)	(1,419)	(7,403)	(375)
Class R-5E	5,602	282	159		8		(1,571)	(79)	4,190	211
Class R-5	15,292	768	1,798		89		(45,527)	(2,257)	(28,437)	(1,400)
Class R-6	1,023,439	51,203	103,889		5,164		(135,596)	(6,764)	991,732	49,603
Total net increase (decrease)	$2,662,570	133,352	$340,599		16,939		$(2,528,951)	(126,284)	$474,218	24,007

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

38	Capital World Bond Fund

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $9,542,979,000 and $9,676,551,000, respectively, during the six months ended June 30, 2020.

Capital World Bond Fund	39

Financial Highlights

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
6/30/2020[5,6]	$20.26	$.17	$.28	$.45
12/31/2019	19.25	.44	1.03	1.47
12/31/2018	19.97	.44	(.74)	(.30)
12/31/2017	18.96	.42	.95	1.37
12/31/2016[5,9]	20.51	.10	(1.42)	(1.32)
9/30/2016	19.21	.38	1.15	1.53
9/30/2015	20.49	.39	(1.20)	(.81)
Class C:
6/30/2020[5,6]	19.91	.09	.29	.38
12/31/2019	18.92	.29	1.01	1.30
12/31/2018	19.63	.28	(.73)	(.45)
12/31/2017	18.64	.26	.93	1.19
12/31/2016[5,9]	20.13	.06	(1.40)	(1.34)
9/30/2016	18.88	.22	1.12	1.34
9/30/2015	20.18	.23	(1.19)	(.96)
Class T:
6/30/2020[5,6]	20.26	.19	.29	.48
12/31/2019	19.25	.49	1.03	1.52
12/31/2018	19.97	.49	(.75)	(.26)
12/31/2017[5,12]	19.32	.35	.60	.95
Class F-1:
6/30/2020[5,6]	20.21	.17	.28	.45
12/31/2019	19.20	.45	1.02	1.47
12/31/2018	19.92	.44	(.74)	(.30)
12/31/2017	18.92	.43	.94	1.37
12/31/2016[5,9]	20.46	.10	(1.41)	(1.31)
9/30/2016	19.09	.38	1.13	1.51
9/30/2015	20.37	.40	(1.21)	(.81)
Class F-2:
6/30/2020[5,6]	20.23	.20	.29	.49
12/31/2019	19.22	.51	1.02	1.53
12/31/2018	19.94	.51	(.75)	(.24)
12/31/2017	18.93	.47	.95	1.42
12/31/2016[5,9]	20.49	.12	(1.42)	(1.30)
9/30/2016	19.20	.44	1.14	1.58
9/30/2015	20.48	.45	(1.21)	(.76)
Class F-3:
6/30/2020[5,6]	20.24	.21	.29	.50
12/31/2019	19.23	.53	1.03	1.56
12/31/2018	19.95	.52	(.75)	(.23)
12/31/2017[5,13]	19.08	.48	.83	1.31

40	Capital World Bond Fund

Dividends, distributions and return of capital								Ratio of		Ratio of
Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments[4]		expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]

$(.20)	$(.01)	$—	$(.21)	$20.50	2.27%[7]	$5,576		.95%[8]		.95%[8]		1.66%[8]
(.39)	(.07)	—	(.46)	20.26	7.66	5,669		.94		.94		2.22
(.42)	—	—	(.42)	19.25	(1.53)	5,499		.94		.94		2.25
(.14)	—	(.22)	(.36)	19.97	7.26	5,867		.96		.96		2.13
(.12)	(.07)	(.04)	(.23)	18.96	(6.51)[7]	5,824		.24	[7]	.24	[7]	.52	[7]
(.23)	—	—	(.23)	20.51	8.08	6,494		.94		.94		1.94
(.19)	(.28)	—	(.47)	19.21	(4.05)	6,393		.93		.93		1.99

(.13)	(.01)	—	(.14)	20.15	1.93 [7]	157		1.67	[8]	1.67	[8]	.94	[8]
(.24)	(.07)	—	(.31)	19.91	6.87	178		1.69		1.69		1.47
(.26)	—	—	(.26)	18.92	(2.30)	210		1.72		1.72		1.46
(.08)	—	(.12)	(.20)	19.63	6.41	280		1.75		1.75		1.34
(.06)	(.07)	(.02)	(.15)	18.64	(6.72)[7]	337		.44	[7]	.44	[7]	.32	[7]
(.09)	—	—	(.09)	20.13	7.19	390		1.74		1.74		1.14
(.06)	(.28)	—	(.34)	18.88	(4.80)	431		1.73		1.73		1.19

(.23)	(.01)	—	(.24)	20.50	2.41 [7,10]	—	[11]	.68	[8,10]	.68	[8,10]	1.88	[8,10]
(.44)	(.07)	—	(.51)	20.26	7.93 [10]	—	[11]	.69	[10]	.69	[10]	2.44	[10]
(.46)	—	—	(.46)	19.25	(1.32)[10]	—	[11]	.72	[10]	.72	[10]	2.48	[10]
(.12)	—	(.18)	(.30)	19.97	4.95 [7,10]	—	[11]	.73	[8,10]	.73	[8,10]	2.37	[8,10]

(.20)	(.01)	—	(.21)	20.45	2.28 [7]	182		.93	[8]	.93	[8]	1.67	[8]
(.39)	(.07)	—	(.46)	20.21	7.68	209		.93		.93		2.24
(.42)	—	—	(.42)	19.20	(1.53)	238		.93		.93		2.25
(.15)	—	(.22)	(.37)	19.92	7.28	285		.91		.91		2.18
(.12)	(.07)	(.04)	(.23)	18.92	(6.47)[7]	322		.22	[7]	.22	[7]	.53	[7]
(.14)	—	—	(.14)	20.46	8.01	368		.94		.94		1.98
(.19)	(.28)	—	(.47)	19.09	(4.05)	2,106		.91		.91		2.03

(.24)	(.01)	—	(.25)	20.47	2.46 [7]	1,042		.60	[8]	.60	[8]	2.00	[8]
(.45)	(.07)	—	(.52)	20.23	8.00	932		.63		.63		2.57
(.48)	—	—	(.48)	19.22	(1.19)	1,217		.60		.60		2.59
(.16)	—	(.25)	(.41)	19.94	7.54	1,027		.67		.67		2.41
(.14)	(.07)	(.05)	(.26)	18.93	(6.42)[7]	1,933		.16	[7]	.16	[7]	.60	[7]
(.29)	—	—	(.29)	20.49	8.37	1,876		.65		.65		2.21
(.24)	(.28)	—	(.52)	19.20	(3.77)	811		.65		.65		2.28

(.24)	(.01)	—	(.25)	20.49	2.55 [7]	934		.51	[8]	.51	[8]	2.11	[8]
(.48)	(.07)	—	(.55)	20.24	8.12	2,246		.52		.52		2.64
(.49)	—	—	(.49)	19.23	(1.13)	2,037		.54		.54		2.65
(.17)	—	(.27)	(.44)	19.95	6.94 [7]	1,770		.55	[8]	.55	[8]	2.58	[8]

See end of table for footnotes.

Capital World Bond Fund	41

Financial Highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
6/30/2020[5,6]	$20.32	$.16	$.29	$.45
12/31/2019	19.30	.44	1.03	1.47
12/31/2018	20.02	.43	(.75)	(.32)
12/31/2017	19.01	.41	.95	1.36
12/31/2016[5,9]	20.57	.10	(1.44)	(1.34)
9/30/2016	19.26	.37	1.15	1.52
9/30/2015	20.54	.38	(1.21)	(.83)
Class 529-C:
6/30/2020[5,6]	20.07	.09	.28	.37
12/31/2019	19.07	.28	1.02	1.30
12/31/2018	19.78	.28	(.74)	(.46)
12/31/2017	18.77	.25	.94	1.19
12/31/2016[5,9]	20.27	.06	(1.41)	(1.35)
9/30/2016	19.00	.21	1.14	1.35
9/30/2015	20.32	.22	(1.20)	(.98)
Class 529-E:
6/30/2020[5,6]	20.18	.15	.28	.43
12/31/2019	19.18	.40	1.02	1.42
12/31/2018	19.90	.39	(.74)	(.35)
12/31/2017	18.89	.37	.95	1.32
12/31/2016[5,9]	20.43	.09	(1.42)	(1.33)
9/30/2016	19.14	.33	1.14	1.47
9/30/2015	20.41	.34	(1.20)	(.86)
Class 529-T:
6/30/2020[5,6]	20.26	.18	.29	.47
12/31/2019	19.25	.48	1.03	1.51
12/31/2018	19.97	.48	(.75)	(.27)
12/31/2017[5,12]	19.32	.34	.61	.95
Class 529-F-1:
6/30/2020[5,6]	20.19	.19	.28	.47
12/31/2019	19.18	.48	1.03	1.51
12/31/2018	19.90	.47	(.74)	(.27)
12/31/2017	18.90	.45	.94	1.39
12/31/2016[5,9]	20.46	.11	(1.42)	(1.31)
9/30/2016	19.16	.41	1.15	1.56
9/30/2015	20.44	.42	(1.20)	(.78)
Class R-1:
6/30/2020[5,6]	20.05	.09	.29	.38
12/31/2019	19.05	.30	1.02	1.32
12/31/2018	19.77	.29	(.74)	(.45)
12/31/2017	18.77	.27	.94	1.21
12/31/2016[5,9]	20.27	.07	(1.41)	(1.34)
9/30/2016	19.01	.23	1.13	1.36
9/30/2015	20.31	.25	(1.20)	(.95)

42	Capital World Bond Fund

Dividends, distributions and return of capital								Ratio of		Ratio of
Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments[4]		expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]

$(.20)	$(.01)	$—	$(.21)	$20.56	2.26%[7]	$296		.97%[8]		.97%[8]		1.64%[8]
(.38)	(.07)	—	(.45)	20.32	7.64	299		.99		.99		2.17
(.40)	—	—	(.40)	19.30	(1.59)	292		1.01		1.01		2.18
(.14)	—	(.21)	(.35)	20.02	7.18	312		1.02		1.02		2.07
(.11)	(.07)	(.04)	(.22)	19.01	(6.53)[7]	289		.26	[7]	.26	[7]	.50	[7]
(.21)	—	—	(.21)	20.57	7.95	314		1.03		1.03		1.85
(.17)	(.28)	—	(.45)	19.26	(4.12)	315		1.02		1.02		1.91

(.12)	(.01)	—	(.13)	20.31	1.89 [7]	50		1.72	[8]	1.72	[8]	.89	[8]
(.23)	(.07)	—	(.30)	20.07	6.81	55		1.73		1.73		1.44
(.25)	—	—	(.25)	19.07	(2.32)	67		1.76		1.76		1.43
(.07)	—	(.11)	(.18)	19.78	6.38	84		1.80		1.80		1.30
(.06)	(.07)	(.02)	(.15)	18.77	(6.74)[7]	109		.45	[7]	.45	[7]	.31	[7]
(.08)	—	—	(.08)	20.27	7.19	122		1.80		1.80		1.08
(.06)	(.28)	—	(.34)	19.00	(4.91)	128		1.79		1.79		1.14

(.18)	(.01)	—	(.19)	20.42	2.20 [7]	14		1.11	[8]	1.11	[8]	1.50	[8]
(.35)	(.07)	—	(.42)	20.18	7.42	14		1.14		1.14		2.02
(.37)	—	—	(.37)	19.18	(1.76)	15		1.17		1.17		2.02
(.12)	—	(.19)	(.31)	19.90	7.04	15		1.19		1.19		1.90
(.10)	(.07)	(.04)	(.21)	18.89	(6.59)[7]	15		.30	[7]	.30	[7]	.46	[7]
(.18)	—	—	(.18)	20.43	7.77	17		1.21		1.21		1.68
(.13)	(.28)	—	(.41)	19.14	(4.29)	16		1.21		1.21		1.72

(.22)	(.01)	—	(.23)	20.50	2.38 [7,10]	—	[11]	.74	[8,10]	.74	[8,10]	1.84	[8,10]
(.43)	(.07)	—	(.50)	20.26	7.87 [10]	—	[11]	.76	[10]	.76	[10]	2.40	[10]
(.45)	—	—	(.45)	19.25	(1.36)[10]	—	[11]	.76	[10]	.76	[10]	2.43	[10]
(.12)	—	(.18)	(.30)	19.97	4.91 [7,10]	—	[11]	.78	[8,10]	.78	[8,10]	2.33	[8,10]

(.22)	(.01)	—	(.23)	20.43	2.40 [7]	40		.73	[8]	.73	[8]	1.87	[8]
(.43)	(.07)	—	(.50)	20.19	7.90	40		.75		.75		2.41
(.45)	—	—	(.45)	19.18	(1.36)	38		.77		.77		2.42
(.15)	—	(.24)	(.39)	19.90	7.41	38		.80		.80		2.30
(.13)	(.07)	(.05)	(.25)	18.90	(6.45)[7]	35		.20	[7]	.20	[7]	.56	[7]
(.26)	—	—	(.26)	20.46	8.18	39		.81		.81		2.08
(.22)	(.28)	—	(.50)	19.16	(3.92)	42		.79		.79		2.14

(.13)	(.01)	—	(.14)	20.29	1.93 [7]	7		1.66	[8]	1.66	[8]	.95	[8]
(.25)	(.07)	—	(.32)	20.05	6.92	7		1.65		1.65		1.50
(.27)	—	—	(.27)	19.05	(2.26)	8		1.67		1.67		1.52
(.08)	—	(.13)	(.21)	19.77	6.49	9		1.68		1.68		1.41
(.07)	(.07)	(.02)	(.16)	18.77	(6.69)[7]	11		.42	[7]	.42	[7]	.34	[7]
(.10)	—	—	(.10)	20.27	7.24	12		1.68		1.68		1.20
(.07)	(.28)	—	(.35)	19.01	(4.74)	14		1.66		1.66		1.26

See end of table for footnotes.

Capital World Bond Fund	43

Financial Highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2:
6/30/2020[5,6]	$20.03	$.10	$.29	$.39
12/31/2019	19.04	.30	1.02	1.32
12/31/2018	19.75	.30	(.73)	(.43)
12/31/2017	18.76	.28	.94	1.22
12/31/2016[5,9]	20.27	.07	(1.42)	(1.35)
9/30/2016	19.00	.23	1.14	1.37
9/30/2015	20.30	.24	(1.20)	(.96)
Class R-2E:
6/30/2020[5,6]	20.21	.13	.28	.41
12/31/2019	19.20	.36	1.04	1.40
12/31/2018	19.93	.36	(.76)	(.40)
12/31/2017	18.93	.34	.95	1.29
12/31/2016[5,9]	20.47	.08	(1.42)	(1.34)
9/30/2016	19.20	.30	1.18	1.48
9/30/2015	20.50	.42	(1.21)	(.79)
Class R-3:
6/30/2020[5,6]	20.23	.15	.28	.43
12/31/2019	19.22	.40	1.03	1.43
12/31/2018	19.94	.39	(.74)	(.35)
12/31/2017	18.93	.37	.95	1.32
12/31/2016[5,9]	20.47	.09	(1.42)	(1.33)
9/30/2016	19.17	.32	1.15	1.47
9/30/2015	20.45	.34	(1.21)	(.87)
Class R-4:
6/30/2020[5,6]	20.25	.18	.28	.46
12/31/2019	19.23	.46	1.04	1.50
12/31/2018	19.95	.45	(.74)	(.29)
12/31/2017	18.95	.43	.94	1.37
12/31/2016[5,9]	20.50	.11	(1.42)	(1.31)
9/30/2016	19.21	.39	1.14	1.53
9/30/2015	20.48	.40	(1.20)	(.80)
Class R-5E:
6/30/2020[5,6]	20.23	.20	.28	.48
12/31/2019	19.22	.50	1.03	1.53
12/31/2018	19.94	.50	(.75)	(.25)
12/31/2017	18.94	.46	.94	1.40
12/31/2016[5,9]	20.50	.11	(1.42)	(1.31)
9/30/2016[5,14]	19.02	.36	1.37	1.73
Class R-5:
6/30/2020[5,6]	20.27	.21	.28	.49
12/31/2019	19.26	.52	1.03	1.55
12/31/2018	19.98	.51	(.74)	(.23)
12/31/2017	18.97	.49	.95	1.44
12/31/2016[5,9]	20.54	.12	(1.42)	(1.30)
9/30/2016	19.24	.45	1.15	1.60
9/30/2015	20.52	.47	(1.22)	(.75)

44	Capital World Bond Fund

Dividends, distributions and return of capital								Ratio of		Ratio of
Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments[4]		expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]

$(.14)	$(.01)	$—	$(.15)	$20.27	1.96%[7]	$103		1.61%[8]		1.61%[8]		1.00%[8]
(.26)	(.07)	—	(.33)	20.03	6.93	109		1.62		1.62		1.54
(.28)	—	—	(.28)	19.04	(2.18)	113		1.64		1.64		1.55
(.09)	—	(.14)	(.23)	19.75	6.50	126		1.65		1.65		1.44
(.06)	(.07)	(.03)	(.16)	18.76	(6.71)[7]	133		.42	[7]	.42	[7]	.34	[7]
(.10)	—	—	(.10)	20.27	7.26	148		1.70		1.70		1.18
(.06)	(.28)	—	(.34)	19.00	(4.78)	149		1.70		1.70		1.23

(.16)	(.01)	—	(.17)	20.45	2.09 [7]	7		1.32	[8]	1.32	[8]	1.29	[8]
(.32)	(.07)	—	(.39)	20.21	7.30	7		1.33		1.33		1.82
(.33)	—	—	(.33)	19.20	(1.99)	5		1.36		1.36		1.84
(.12)	—	(.17)	(.29)	19.93	6.81	4		1.37		1.37		1.74
(.09)	(.07)	(.04)	(.20)	18.93	(6.57)[7]	2		.34	[7]	.34	[7]	.42	[7]
(.21)	—	—	(.21)	20.47	7.75	1		1.33		1.33		1.53
(.23)	(.28)	—	(.51)	19.20	(3.94)[10]	—	[11]	.78	[10]	.78	[10]	2.13	[10]

(.18)	(.01)	—	(.19)	20.47	2.17 [7]	133		1.15	[8]	1.15	[8]	1.45	[8]
(.35)	(.07)	—	(.42)	20.23	7.44	138		1.17		1.17		1.99
(.37)	—	—	(.37)	19.22	(1.78)	132		1.19		1.19		2.00
(.12)	—	(.19)	(.31)	19.94	7.01	141		1.20		1.20		1.89
(.10)	(.07)	(.04)	(.21)	18.93	(6.58)[7]	140		.29	[7]	.29	[7]	.47	[7]
(.17)	—	—	(.17)	20.47	7.78	151		1.23		1.23		1.65
(.13)	(.28)	—	(.41)	19.17	(4.34)	151		1.22		1.22		1.71

(.21)	(.01)	—	(.22)	20.49	2.33 [7]	88		.85	[8]	.85	[8]	1.76	[8]
(.41)	(.07)	—	(.48)	20.25	7.81	89		.86		.86		2.30
(.43)	—	—	(.43)	19.23	(1.48)	91		.88		.88		2.30
(.15)	—	(.22)	(.37)	19.95	7.28	115		.89		.89		2.20
(.12)	(.07)	(.05)	(.24)	18.95	(6.48)[7]	107		.22	[7]	.22	[7]	.54	[7]
(.24)	—	—	(.24)	20.50	8.09	118		.90		.90		1.98
(.19)	(.28)	—	(.47)	19.21	(3.96)	100		.88		.88		2.05

(.23)	(.01)	—	(.24)	20.47	2.44 [7]	11		.65	[8]	.65	[8]	1.96	[8]
(.45)	(.07)	—	(.52)	20.23	7.98	8		.66		.66		2.48
(.47)	—	—	(.47)	19.22	(1.24)	3		.67		.67		2.58
(.16)	—	(.24)	(.40)	19.94	7.41	—	[11]	.74		.72		2.33
(.13)	(.07)	(.05)	(.25)	18.94	(6.45)[7]	—	[11]	.19	[7]	.19	[7]	.56	[7]
(.25)	—	—	(.25)	20.50	9.21 [7]	—	[11]	.72	[8]	.72	[8]	2.12	[8]

(.24)	(.01)	—	(.25)	20.51	2.48 [7]	53		.55	[8]	.55	[8]	2.06	[8]
(.47)	(.07)	—	(.54)	20.27	8.06	52		.56		.56		2.61
(.49)	—	—	(.49)	19.26	(1.17)	76		.58		.58		2.61
(.17)	—	(.26)	(.43)	19.98	7.65	84		.59		.59		2.50
(.15)	(.07)	(.05)	(.27)	18.97	(6.42)[7]	76		.14	[7]	.14	[7]	.62	[7]
(.30)	—	—	(.30)	20.54	8.45	79		.59		.59		2.29
(.25)	(.28)	—	(.53)	19.24	(3.71)	152		.58		.58		2.35

See end of table for footnotes.

Capital World Bond Fund	45

Financial Highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-6:
6/30/2020[5,6]	$20.26	$.21	$.29	$.50
12/31/2019	19.25	.53	1.03	1.56
12/31/2018	19.97	.52	(.74)	(.22)
12/31/2017	18.96	.50	.95	1.45
12/31/2016[5,9]	20.54	.12	(1.43)	(1.31)
9/30/2016	19.24	.46	1.15	1.61
9/30/2015	20.52	.48	(1.22)	(.74)

Portfolio turnover rate for all	Six months ended June 30,	Year ended December 31,			Three months ended December 31,	Year ended September 30,
share classes[15,16]	2020[5,6,7]	2019	2018	2017	2016[5,7,9]	2016	2015
Excluding mortgage dollar roll transactions	64%	120%	99%	95%	15%	91%	106%
Including mortgage dollar roll transactions	82%	163%	128%	111%	19%	138%	185%

See notes to financial statements.

46	Capital World Bond Fund

Dividends, distributions and return of capital							Ratio of		Ratio of
Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	expenses to average net assets before reimburse- ments[4]		expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]

$(.25)	$(.01)	$—	$(.26)	$20.50	2.52%[7]	$4,355	.49%[8]		.49%[8]		2.12%[8]
(.48)	(.07)	—	(.55)	20.26	8.14	4,294	.50		.50		2.65
(.50)	—	—	(.50)	19.25	(1.11)	3,124	.52		.52		2.67
(.17)	—	(.27)	(.44)	19.97	7.72	2,562	.54		.54		2.56
(.14)	(.07)	(.06)	(.27)	18.96	(6.43)[7]	2,602	.14	[7]	.14	[7]	.62	[7]
(.31)	—	—	(.31)	20.54	8.51	2,483	.53		.53		2.35
(.26)	(.28)	—	(.54)	19.24	(3.66)	1,783	.53		.53		2.42

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the periods shown, CRMC reimbursed a portion of the fund’s transfer agent services fees for certain share classes.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	In 2016, the fund changed its fiscal year-end from September to December.
[10]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[11]	Amount less than $1 million.
[12]	Class T and 529-T shares began investment operations on April 7, 2017.
[13]	Class F-3 shares began investment operations on January 27, 2017.
[14]	Class R-5E shares began investment operations on November 20, 2015.
[15]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[16]	Refer to Note 5 for more information on mortgage dollar rolls.

Capital World Bond Fund	47

Capital World Bond Fund®

Investment portfolio
December 31, 2019
Bonds, notes & other debt instruments 92.97% Euros 18.24%	Principal amount (000)	Value (000)
Abbott Laboratories 1.50% 2026	€2,215	$2,691
Allianz SE 0.25% 2023	1,900	2,154
Allianz SE 1.375% 2031	1,900	2,329
Allianz SE 5.625% 2042 (3-month EUR-LIBOR + 5.00% on 10/17/2022)[1]	1,600	2,061
Allianz SE 4.75% (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[1]	13,900	18,042
Altria Group, Inc. 1.00% 2023	5,445	6,220
Altria Group, Inc. 1.70% 2025	8,550	9,971
Altria Group, Inc. 2.20% 2027	35,950	42,725
Anheuser-Busch InBev NV 1.125% 2027	3,275	3,861
Anheuser-Busch InBev NV 1.15% 2027	5,000	5,908
AT&T Inc. 1.05% 2023	5,800	6,682
Austrian Government 0% 2024	1,770	2,020
AXA SA 3.25% 2049 (3-month EUR-LIBOR + 3.20% on 5/28/2029)[1]	1,000	1,281
Bank of Communications Co., Ltd. 3.625% 2026[1]	7,500	8,716
Banque Centrale de Tunisie 6.75% 2023	7,245	8,426
Banque Centrale de Tunisie 6.75% 2023	1,235	1,436
Banque Centrale de Tunisie 5.625% 2024	2,385	2,667
Banque Centrale de Tunisie 6.375% 2026	21,450	23,935
Bayer Capital Corp. BV 1.50% 2026	5,400	6,420
Bayer Capital Corp. BV 2.125% 2029	2,000	2,480
Becton Dickinson Euro Finance SARL 1.208% 2026	3,355	3,859
Belgium (Kingdom of) 1.70% 2050	1,440	1,947
Belgium (Kingdom of), Series 72, 2.60% 2024	10,570	13,451
Belgium (Kingdom of), Series 85, 0.80% 2028	4,230	5,064
BMW Finance NV 0.50% 2022	3,000	3,415
BMW Finance NV 1.125% 2026	1,620	1,915
BP Capital Markets PLC 2.177% 2021	2,717	3,174
British American Tobacco International Finance PLC 2.75% 2025	8,000	9,977
Buzzi Unicem SpA 2.125% 2023	2,000	2,372
CaixaBank, SA 1.375% 2026	13,100	15,137
CaixaBank, SA 3.50% 2027 (5-year EUR Mid-Swap + 3.35% on 2/15/2022)[1]	8,100	9,604
CaixaBank, SA 2.25% 2030 (EUR Annual (vs. 6-month EURIBOR) 5-year + 1.68% on 4/17/2025)[1]	17,400	20,219
China (People’s Republic of) 0.125% 2026	7,700	8,608
Chubb Ltd. 1.55% 2028	4,540	5,430
Cloverie PLC 1.75% 2024	7,100	8,562
Coca-Cola Co. 1.25% 2031	4,300	5,178
Cote d’Ivoire (Republic of) 5.25% 2030	3,950	4,529
Cote d’Ivoire (Republic of) 5.875% 2031	4,945	5,786
Crédit Agricole SA 0.50% 2024	1,200	1,359
CRH Finance DAC 3.125% 2023	1,100	1,355
Danske Bank AS 2.75% 2026 (5-year Euro Swap Annual Rate + 1.52% on 5/19/2021)[1]	3,100	3,587
Deutsche Telekom International Finance BV 1.375% 2027	2,200	2,630
DH Europe Finance II SARL 0.45% 2028	2,550	2,831
DH Europe Finance II SARL 1.35% 2039	900	957
Egypt (Arab Republic of) 5.625% 2030	3,720	4,314
Emerson Electric Co. 1.25% 2025	1,500	1,772
Emerson Electric Co. 2.00% 2029	1,500	1,872
Capital World Bond Fund — Page 1 of 32

Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Enel Finance International SA 1.00% 2024	€4,000	$4,654
Eni SpA 0.75% 2022	2,309	2,642
European Financial Stability Facility 0.40% 2025	26,000	30,041
Fidelity National Information Services, Inc. 1.50% 2027	3,820	4,534
Fidelity National Information Services, Inc. 1.00% 2028	2,525	2,845
Fidelity National Information Services, Inc. 2.00% 2030	2,720	3,324
Fiserv, Inc. 1.125% 2027	5,285	6,111
Fiserv, Inc. 1.625% 2030	3,800	4,460
French Republic O.A.T. 1.00% 2027	14,830	18,001
French Republic O.A.T. 0% 2029	25,075	27,810
French Republic O.A.T. 0.50% 2029	92,625	108,050
French Republic O.A.T. 1.25% 2034	15,100	18,986
French Republic O.A.T. 2.00% 2048	10,970	15,832
French Republic O.A.T. 1.50% 2050	1,640	2,124
French Republic O.A.T. 1.75% 2066	1,490	2,088
General Motors Financial Co. 0.20% 2022[2]	1,230	1,372
Germany (Federal Republic of) 0.10% 2026[3]	24,154	29,502
Germany (Federal Republic of) 0% 2029	70,860	80,935
Germany (Federal Republic of) 0.50% 2030[3]	21,492	28,619
Germany (Federal Republic of) 2.50% 2046	3,200	5,629
Germany (Federal Republic of) 1.25% 2048	4,200	5,918
Greece (Hellenic Republic of) 3.45% 2024	58,235	73,369
Greece (Hellenic Republic of) 3.375% 2025	40,985	52,334
Greece (Hellenic Republic of) 1.875% 2026	1,735	2,060
Greece (Hellenic Republic of) 3.75% 2028	66,628	88,496
Greece (Hellenic Republic of) 3.875% 2029	127,835	173,184
Greece (Hellenic Republic of) 3.90% 2033	13,715	18,909
Greece (Hellenic Republic of) 4.00% 2037	13,409	18,864
Greece (Hellenic Republic of) 4.20% 2042	12,799	19,002
Groupe BPCE SA 0.875% 2024	700	804
Groupe BPCE SA 1.00% 2025	15,700	18,138
Groupe BPCE SA 2.75% 2027 (5-year EUR Mid-Swap + 1.83% on 7/8/2021)[1]	900	1,080
Hannover Rück SE 1.125% 2028	4,200	5,016
HeidelbergCement AG 3.25% 2021	1,200	1,423
HeidelbergCement AG 1.50% 2025	2,000	2,343
Iberdrola Finanzes, SAU 1.00% 2024	8,400	9,766
Iberdrola, SA, junior subordinated, 1.875% (EUR Annual (vs. 6-month EURIBOR) 5-year + 1.592% on 5/22/2023)[1]	1,600	1,850
Ireland (Republic of) 0.90% 2028	28,310	34,069
Ireland (Republic of) 2.40% 2030	5,005	6,893
Israel (State of) 1.50% 2027	4,275	5,208
Israel (State of) 1.50% 2029	3,875	4,755
Italy (Republic of) 1.35% 2022	26,210	30,254
Italy (Republic of) 0.10% 2023[3]	115,014	130,678
Italy (Republic of) 1.85% 2024	32,670	38,815
Italy (Republic of) 1.45% 2025	160	186
Italy (Republic of) 1.50% 2025	7,490	8,742
Italy (Republic of) 2.00% 2028	4,050	4,858
Italy (Republic of) 2.80% 2028	190,374	241,833
Italy (Republic of) 3.00% 2029	58,330	75,421
Italy (Republic of) 3.85% 2049	20,120	29,243
Italy Buoni Poliennali Del Tesoro 3.35% 2035	6,075	8,141
Lloyds Banking Group PLC 6.50% 2020	4,850	5,519
Lloyds Banking Group PLC 1.75% 2028[1]	12,400	14,319
LYB International Finance BV 1.625% 2031	1,000	1,152
Capital World Bond Fund — Page 2 of 32

Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
LYB International Finance II B.V. 0.875% 2026	€3,000	$3,377
Marsh & McLennan Cos., Inc. 1.349% 2026	1,890	2,228
Marsh & McLennan Cos., Inc. 1.979% 2030	1,000	1,228
Medtronic Global Holdings SCA 1.125% 2027	9,500	11,205
Metropolitan Life Global Funding I 0.875% 2022[2]	1,000	1,143
Morocco (Kingdom of) 3.50% 2024	10,760	13,747
Morocco (Kingdom of) 1.50% 2031	26,720	30,109
Netherlands (Kingdom of the) 5.50% 2028	3,330	5,448
Netherlands Government Eurobond 0.50% 2040	2,060	2,404
Orange SA 2.00% 2029	3,100	3,885
Petróleos Mexicanos 3.125% 2020	3,710	4,267
Philip Morris International Inc. 2.875% 2026	3,500	4,498
Philip Morris International Inc. 0.80% 2031	7,210	7,675
Portuguese Republic 2.875% 2025	40,475	52,730
Portuguese Republic 2.875% 2026	3,290	4,340
Portuguese Republic 1.95% 2029	13,110	16,774
Praxair, Inc. 1.20% 2024	1,500	1,768
Praxair, Inc. 1.625% 2025	1,500	1,831
Procter & Gamble Co. 0.625% 2024	3,520	4,072
Rabobank Nederland 2.50% 2026 (5-year EUR Mid-Swap + 1.40% on 5/26/2021)[1]	14,650	16,964
Romania 2.875% 2029	12,010	15,242
Romania 2.50% 2030	1,825	2,217
Romania 3.50% 2034	5,050	6,391
Romania 3.875% 2035	14,800	19,327
Romania 3.375% 2038	20,670	25,287
Romania 4.125% 2039	10,400	13,568
Romania 4.625% 2049	71,220	98,860
Romania 4.625% 2049	600	833
Russian Federation 2.875% 2025	14,600	18,662
Russian Federation 2.875% 2025	8,200	10,481
Serbia (Republic of) 1.50% 2029	54,099	61,870
Spain (Kingdom of) 0.40% 2022	6,620	7,562
Spain (Kingdom of) 1.45% 2027	47,625	58,316
Spain (Kingdom of) 1.40% 2028	15,940	19,468
Spain (Kingdom of) 1.45% 2029	44,320	54,356
Spain (Kingdom of) 2.70% 2048	8,930	13,323
State Grid Europe Development (2014) PLC 1.50% 2022	1,325	1,530
State Grid Overseas Investment Ltd. 1.25% 2022	6,625	7,625
State Grid Overseas Investment Ltd. 1.375% 2025	2,050	2,406
State Grid Overseas Investment Ltd. 2.125% 2030	800	997
Stryker Corp 0.25% 2024	5,290	5,932
Stryker Corp. 0.75% 2029	5,230	5,878
Stryker Corp. 1.00% 2031	2,410	2,687
Sweden (Kingdom of) 0.125% 2023	3,000	3,424
Takeda Pharmaceutical Co., Ltd. 2.25% 2026	21,250	26,645
Thermo Fisher Scientific Inc. 1.50% 2039	1,500	1,596
Toronto-Dominion Bank 0.375% 2024	3,110	3,520
TOTAL SA, junior subordinated, 1.75%[1]	9,820	11,433
Toyota Motor Credit Corp. 0.625% 2024	1,000	1,150
Ukraine Government 6.75% 2026	18,930	23,896
Ukraine Government 6.75% 2026	6,625	8,363
UniCredit SpA 5.75% 2025[1]	8,510	9,948
UniCredit SpA 4.875% 2029[1]	6,950	8,679
United Technologies Corp. 1.25% 2023	1,000	1,162
United Technologies Corp. 1.15% 2024	2,000	2,326
Capital World Bond Fund — Page 3 of 32

Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
United Technologies Corp. 2.15% 2030	€3,000	$3,821
Veolia Environnement 0.314% 2023	4,300	4,866
Veolia Environnement 1.59% 2028	1,500	1,837
Volkswagen Financial Services AG 1.375% 2023	5,050	5,851
Volkswagen International Finance NV, junior subordinated, 2.70%[1]	3,300	3,849
Volkswagen International Finance NV, junior subordinated, 3.875%[1]	4,700	5,726
Volkswagen Leasing GMBH 0.50% 2022	760	859
Wellcome Trust Ltd. 1.125% 2027	3,000	3,587
Westlake Chemical Corp. 1.625% 2029	1,750	1,961
		2,616,140
Japanese yen 13.00%
Bank of China/Tokyo 0.42% 2021	¥700,000	6,449
Banque Centrale de Tunisie 3.28% 2027	700,000	5,287
Export-Import Bank of India 0.59% 2022	2,300,000	21,087
Goldman Sachs Group, Inc. 1.00% 2021[2]	153,000	1,426
Goldman Sachs Group, Inc. 2.00% 2022[2]	130,000	1,252
Goldman Sachs Group, Inc. 2.00% 2022[2]	110,000	1,058
Goldman Sachs Group, Inc. 2.80% 2022[2]	100,000	970
Goldman Sachs Group, Inc. 2.84% 2022[2]	120,000	1,166
Goldman Sachs Group, Inc. 2.86% 2022[2]	100,000	971
Goldman Sachs Group, Inc. 2.86% 2022[2]	100,000	964
Indonesia (Republic of) 0.65% 2020	100,000	922
Indonesia (Republic of) 0.67% 2021	800,000	7,375
Indonesia (Republic of) 0.54% 2022	800,000	7,358
Japan, Series 128, 0.10% 2021	7,203,350	66,526
Japan, Series 134, 0.10% 2022	5,470,000	50,701
Japan, Series 17, 0.10% 2023[3]	2,924,560	27,279
Japan, Series 19, 0.10% 2024[3]	11,559,390	108,195
Japan, Series 18, 0.10% 2024[3]	11,113,750	103,870
Japan, Series 337, 0.30% 2024	1,404,150	13,200
Japan, Series 20, 0.10% 2025[3]	3,396,600	31,839
Japan, Series 344, 0.10% 2026	3,760,000	35,116
Japan, Series 21, 0.10% 2026[3]	3,091,724	29,080
Japan, Series 346, 0.10% 2027	30,890,300	288,494
Japan, Series 23, 0.10% 2028[3]	23,005,568	217,871
Japan, Series 356, 0.10% 2029	34,880,000	324,790
Japan, Series 24, 0.10% 2029[3]	9,554,647	90,486
Japan, Series 145, 1.70% 2033	8,945,000	99,995
Japan, Series 150, 1.40% 2034	1,615,000	17,605
Japan, Series 161, 0.60% 2037	8,835,600	86,607
Japan, Series 42, 1.70% 2044	8,978,850	108,775
Japan, Series 53, 0.60% 2046	999,700	9,723
Japan, Series 59, 0.70% 2048	2,033,500	20,235
KT Corp. 0.30% 2020	4,100,000	37,731
KT Corp. 0.31% 2020	800,000	7,366
KT Corp. 0.38% 2021	200,000	1,841
Philippines (Republic of) 0.38% 2021	800,000	7,368
United Mexican States 0.70% 2021	2,400,000	22,187
United Mexican States 0.62% 2022	200,000	1,843
		1,865,008
Capital World Bond Fund — Page 4 of 32

Bonds, notes & other debt instruments (continued) Chinese yuan renminbi 3.11%	Principal amount (000)	Value (000)
China (People’s Republic of), Series 1828, 3.22% 2025	CNY53,000	$7,703
China (People’s Republic of), Series 1906, 3.29% 2029	316,500	45,941
China (People’s Republic of), Series 1910, 3.86% 2049	1,000,550	147,518
China Development Bank Corp., Series 1804, 4.69% 2023	200,000	30,209
China Development Bank Corp., Series 1715, 4.24% 2027	349,800	52,263
China Development Bank Corp., Series 1805, 4.04% 2028	98,000	14,411
China Development Bank Corp., Series 1905, 3.48% 2029	1,047,600	148,007
		446,052
British pounds 1.95%
Deutsche Telekom AG 3.125% 2034	£3,500	5,036
Electricité de France SA 6.00% 2114	700	1,535
Fiserv, Inc. 2.25% 2025	150	204
HSBC Holdings PLC 3.00% 2030 (EUR Annual (vs. 6-month LIBOR) 1-year + 1.77% on 5/29/2029)[1]	8,000	11,194
HSBC Holdings PLC 5.375% 2030 (3-month GBP-LIBOR+ 1.50% on 11/4/2025)[1]	840	1,305
Lloyds Banking Group PLC 7.625% 2025	450	761
National Grid Transco PLC 1.375% 2026	290	382
National Grid Transco PLC 4.00% 2027	2,460	3,821
Nestlé Finance International Ltd. 2.25% 2023	400	559
United Kingdom 2.00% 2020	6,060	8,089
United Kingdom 1.75% 2022	19,400	26,527
United Kingdom 2.25% 2023	12,400	17,429
United Kingdom 1.00% 2024	2,500	3,367
United Kingdom 2.75% 2024	9,710	14,135
United Kingdom 1.50% 2026	6,990	9,776
United Kingdom 4.25% 2027	28,680	48,448
United Kingdom 1.625% 2028	9,670	13,769
United Kingdom 1.75% 2037	9,200	13,168
United Kingdom 3.25% 2044	16,550	30,499
United Kingdom 3.50% 2045	13,970	26,982
United Kingdom 1.50% 2047	21,550	29,590
United Kingdom 1.625% 2054	2,520	3,650
United Kingdom 2.50% 2065	3,842	7,329
Vodafone Group PLC 5.625% 2025	540	881
Wal-Mart Stores, Inc. 5.625% 2034	1,000	1,976
		280,412
Malaysian ringgits 1.87%
Malaysia (Federation of), Series 0319, 3.478% 2024	MYR339,970	84,096
Malaysia (Federation of), Series 0217, 4.059% 2024	11,000	2,790
Malaysia (Federation of), Series 0114, 4.181% 2024	10,000	2,548
Malaysia (Federation of), Series 0119, 3.906% 2026	196,500	49,737
Malaysia (Federation of), Series 0417, 3.899% 2027	16,650	4,221
Malaysia (Federation of), Series 0513, 3.733% 2028	37,100	9,309
Malaysia (Federation of), Series 0418, 4.893% 2038	342,985	95,566
Malaysia (Federation of), Series 0219, 4.467% 2039	58,000	15,379
Malaysia (Federation of), Series 0518, 4.921% 2048	17,000	4,723
		268,369
Brazilian reais 1.43%
Brazil (Federative Republic of) 0% 2020	BRL565,200	139,028
Brazil (Federative Republic of) 0% 2021	92,000	21,305
Brazil (Federative Republic of) 6.00% 2024[3]	15,726	4,438
Brazil (Federative Republic of) 10.00% 2025	97,000	27,728
Capital World Bond Fund — Page 5 of 32

Bonds, notes & other debt instruments (continued) Brazilian reais (continued)	Principal amount (000)	Value (000)
Brazil (Federative Republic of) 10.00% 2027	BRL26,200	$7,665
Brazil (Federative Republic of) 10.00% 2029	17,500	5,258
		205,422
Indian rupees 1.37%
HDFC Bank Ltd. 7.95% 2026	INR200,000	2,850
India (Republic of) 7.68% 2023	374,900	5,470
India (Republic of) 6.97% 2026	4,348,950	61,611
India (Republic of) 7.59% 2026	1,636,100	23,878
India (Republic of) 6.79% 2027	2,836,000	39,633
India (Republic of) 8.24% 2027	1,763,490	26,609
India (Republic of) 7.17% 2028	1,198,600	17,141
India (Republic of) 7.59% 2029	192,000	2,818
National Highways Authority of India 7.17% 2021	920,000	12,994
National Highways Authority of India 7.27% 2022	210,000	2,938
		195,942
Canadian dollars 1.34%
Canada 0.75% 2021	C$7,000	5,329
Canada 1.00% 2022	16,200	12,258
Canada 2.25% 2025	171,210	135,726
Canada 3.50% 2045	2,660	2,781
Canada 1.25% 2047[3]	3,324	3,163
Canada 2.75% 2048	22,100	20,823
Canada Housing Trust 2.90% 2024	5,000	4,004
Nova Scotia (Province of) 2.10% 2027	4,000	3,056
Saskatchewan (Province of) 2.65% 2027	4,000	3,162
Toronto-Dominion Bank 3.224% 2029[1]	3,000	2,354
		192,656
South African rand 1.33%
South Africa (Republic of) 8.00% 2030	ZAR35,550	2,371
South Africa (Republic of), Series R-2044, 8.75% 2044	1,014,850	63,760
South Africa (Republic of), Series R-2048, 8.75% 2048	1,972,300	124,385
		190,516
Mexican pesos 1.24%
América Móvil, SAB de CV 8.46% 2036	MXN15,000	783
Petróleos Mexicanos 7.19% 2024	33,581	1,625
Petróleos Mexicanos 7.47% 2026	508,419	23,653
United Mexican States, Series M, 8.00% 2023	526,495	29,032
United Mexican States, Series M, 5.75% 2026	79,500	3,988
United Mexican States, Series M, 7.50% 2027	1,768,520	97,233
United Mexican States, Series M20, 8.50% 2029	374,000	22,032
		178,346
Danish kroner 0.96%
Nykredit Realkredit AS, Series 01E, 1.50% 2037[4]	DKr229,773	35,679
Nykredit Realkredit AS, Series 01E, 2.00% 2037[4]	50,521	7,914
Nykredit Realkredit AS, Series 01E, 1.50% 2040[4]	578,351	89,732
Nykredit Realkredit AS, Series 01E, 2.50% 2047[4]	28,635	4,532
Realkredit Danmark AS, Series 22S, 2.00% 2037[4]	—[5]	—[5]
		137,857
Capital World Bond Fund — Page 6 of 32

Bonds, notes & other debt instruments (continued) Norwegian kroner 0.93%	Principal amount (000)	Value (000)
Norway (Kingdom of) 3.75% 2021	NKr608,801	$71,682
Norway (Kingdom of) 2.00% 2023	527,089	61,241
		132,923
Polish zloty 0.82%
Poland (Republic of), Series 1021, 5.75% 2021	PLN89,370	25,350
Poland (Republic of), Series 0922, 5.75% 2022	65,300	19,098
Poland (Republic of), Series 0123, 2.50% 2023	150,000	40,517
Poland (Republic of), Series 1023, 4.00% 2023	25,000	7,143
Poland (Republic of), Series 1024, 2.25% 2024	35,000	9,410
Poland (Republic of), Series 0725, 3.25% 2025	28,300	7,981
Poland (Republic of), Series 1029, 2.75% 2029	26,990	7,508
		117,007
Israeli shekels 0.64%
Israel (State of) 2.00% 2027	ILS160,700	50,748
Israel (State of) 5.50% 2042	80,200	39,865
Israel (State of) 3.75% 2047	2,900	1,176
		91,789
South Korean won 0.61%
South Korea (Republic of), Series 2209, 2.00% 2022	KRW40,035,100	35,147
South Korea (Republic of), Series 2712, 2.375% 2027	43,869,200	39,946
South Korea (Republic of), Series 3909, 1.125% 2039	15,291,240	11,974
		87,067
Russian rubles 0.56%
Russian Federation 7.00% 2023	RUB949,110	15,916
Russian Federation 7.10% 2024	184,000	3,107
Russian Federation 8.15% 2027	472,225	8,506
Russian Federation 6.90% 2029	1,317,875	22,391
Russian Federation 8.50% 2031	585,940	11,167
Russian Federation 7.70% 2033	121,510	2,185
Russian Federation 7.25% 2034	1,021,725	17,754
		81,026
Indonesian rupiah 0.53%
Indonesia (Republic of), Series 77, 8.125% 2024	IDR34,635,000	2,664
Indonesia (Republic of), Series 64, 6.125% 2028	98,419,000	6,696
Indonesia (Republic of), Series 78, 8.25% 2029	638,815,000	49,709
Indonesia (Republic of), Series 73, 8.75% 2031	45,886,000	3,658
Indonesia (Republic of), Series 65, 6.625% 2033	30,836,000	2,056
Indonesia (Republic of), Series 68, 8.375% 2034	143,239,000	11,066
		75,849
Ukrainian hryvnia 0.37%
Ukraine Government 14.64% 2020	UAH19,884	839
Ukraine Government 15.70% 2020	7,817	329
Ukraine Government 17.25% 2020	54,111	2,344
Ukraine Government 17.25% 2020	17,600	763
Ukraine Government 14.91% 2022	156,567	6,948
Ukraine Government 16.06% 2022	299,325	13,620
Ukraine Government 17.00% 2022	332,718	15,236
Ukraine Government 17.25% 2022	103,990	4,711
Capital World Bond Fund — Page 7 of 32

Bonds, notes & other debt instruments (continued) Ukrainian hryvnia (continued)	Principal amount (000)	Value (000)
Ukraine Government 15.84% 2025	UAH149,360	$7,388
Ukraine Government 15.84% 2025	9,100	450
		52,628
Colombian pesos 0.33%
Colombia (Republic of), Series B, 10.00% 2024	COP52,223,300	18,846
Colombia (Republic of), Series B, 7.50% 2026	2,100,000	698
Colombia (Republic of), Series B, 6.00% 2028	93,516,800	28,350
		47,894
Thai baht 0.27%
Thailand (Kingdom of) 2.125% 2026	THB1,073,800	37,686
Thailand (Kingdom of) 3.30% 2038	18,560	762
		38,448
Australian dollars 0.24%
Australia (Commonwealth of), Series 133, 5.50% 2023	A$31,315	25,224
Australia (Commonwealth of), Series 138, 3.25% 2029	11,050	9,028
		34,252
Dominican pesos 0.14%
Dominican Republic 8.90% 2023	DOP113,000	2,131
Dominican Republic 9.75% 2026	703,850	13,651
Dominican Republic 11.00% 2026	118,300	2,370
Dominican Republic 11.375% 2029	71,700	1,453
		19,605
Chilean pesos 0.08%
Chile (Banco Central de) 4.00% 2023	CLP1,540,000	2,156
Chile (Banco Central de) 4.50% 2026	1,755,000	2,575
Chile (Banco Central de) 4.70% 2030	2,170,000	3,289
Chile (Banco Central de) 6.00% 2043	1,645,000	2,958
		10,978
Uruguayan pesos 0.07%
Uruguay (Oriental Republic of) 9.875% 2022	UYU29,254	763
Uruguay (Oriental Republic of) 8.50% 2028	412,190	9,478
		10,241
Turkish lira 0.06%
Turkey (Republic of) 9.20% 2021	TRY3,275	534
Turkey (Republic of) 8.50% 2022	22,375	3,535
Turkey (Republic of) 2.80% 2023[3]	5,658	941
Turkey (Republic of) 4.10% 2024[3]	14,940	2,666
Turkey (Republic of) 10.60% 2026	6,400	1,019
		8,695
Argentine pesos 0.05%
Argentine Republic 2.50% 2021[3]	ARS724,508	5,648
Argentine Republic (Badlar Private Banks ARS Index + 2.00%) 55.469% 2022[6]	127,831	1,206
Buenos Aires (City of) (Badlar Private Banks ARS Index + 3.75%) 60.528% 2028[6]	60,051	649
		7,503
New Zealand dollars 0.04%
New Zealand 4.50% 2027	NZ$7,250	5,882
Capital World Bond Fund — Page 8 of 32

Bonds, notes & other debt instruments (continued) Egyptian pounds 0.04%	Principal amount (000)	Value (000)
Egypt (Arab Republic of) 14.80% 2023	EGP27,200	$1,753
Egypt (Arab Republic of) 17.20% 2023	11,600	800
Egypt (Arab Republic of) 15.90% 2024	20,850	1,404
Egypt (Arab Republic of) 18.40% 2024	2,500	181
Egypt (Arab Republic of) 15.70% 2027	21,900	1,509
		5,647
Nigerian naira 0.03%
Nigeria (Republic of) 0% 2020	NGN873,200	2,280
Nigeria (Republic of) 0% 2020	802,350	2,095
		4,375
Romanian leu 0.03%
Romania 5.95% 2021	RON15,000	3,630
Peruvian nuevos soles 0.00%
Peru (Republic of) 5.35% 2040	PEN1,440	440
Ghana cedi 0.00%
Ghana (Republic of) 19.00% 2026	GHS2,195	354
Zambian kwacha 0.00%
Zambia (Republic of) 13.00% 2026	ZMW7,400	256
U.S. dollars 41.29%
Abbott Laboratories 3.40% 2023	$5,950	6,258
AbbVie Inc. 2.50% 2020	2,525	2,529
AbbVie Inc. 2.60% 2024[2]	2,407	2,423
AbbVie Inc. 2.95% 2026[2]	1,721	1,749
AbbVie Inc. 3.20% 2029[2]	7,143	7,271
AbbVie Inc. 4.05% 2039[2]	1,629	1,727
AbbVie Inc. 4.45% 2046	1,943	2,079
AbbVie Inc. 4.25% 2049[2]	363	384
Abu Dhabi (Emirate of) 2.50% 2022[2]	10,600	10,745
Abu Dhabi (Emirate of) 3.125% 2027[2]	10,600	11,124
Abu Dhabi (Emirate of) 3.125% 2027	650	682
Abu Dhabi (Emirate of) 2.50% 2029	750	749
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2021[2]	1,000	1,067
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[2]	20,735	21,336
Abu Dhabi National Energy Co. PJSC (TAQA) 4.875% 2030[2]	440	504
ACE INA Holdings Inc. 2.30% 2020	2,555	2,564
ADT Corp. 3.50% 2022	3,325	3,394
AES Corp. 5.50% 2025	1,482	1,534
AG Merger Sub II, Inc. 10.75% 2027[2]	1,143	1,146
Air Liquide SA 2.25% 2029[2]	500	491
AK Steel Holding Corp. 7.625% 2021	1,300	1,314
Albertsons Cos. LLC 4.625% 2027[2]	2,600	2,602
Alexandria Real Estate Equities, Inc. 3.90% 2023	1,350	1,418
Alexandria Real Estate Equities, Inc. 3.80% 2026	1,040	1,112
Alexandria Real Estate Equities, Inc. 3.95% 2028	465	499
Alexandria Real Estate Equities, Inc. 2.75% 2029	631	623
Capital World Bond Fund — Page 9 of 32

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Alexandria Real Estate Equities, Inc. 4.50% 2029	$1,000	$1,127
Alexandria Real Estate Equities, Inc. 3.375% 2031	710	741
Alibaba Group Holding Ltd. 3.40% 2027	2,300	2,396
Allergan PLC 3.00% 2020	12,460	12,470
Allergan PLC 3.80% 2025	1,037	1,089
Allergan PLC 4.75% 2045	3,800	4,134
Allison Transmission Holdings, Inc. 5.00% 2024[2]	3,150	3,233
Allstate Corp. 3.85% 2049	250	277
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.446% 2025[6,7]	3,265	3,199
Altice NV 7.50% 2026[2]	1,550	1,669
Altice SA 7.625% 2025[2]	2,525	2,632
Altria Group, Inc. 2.625% 2020	8,200	8,201
Altria Group, Inc. 5.95% 2049	1,581	1,914
Amazon.com, Inc. 3.15% 2027	170	180
Amazon.com, Inc. 3.875% 2037	250	284
Amazon.com, Inc. 4.05% 2047	320	376
AMC Networks Inc. 5.00% 2024	250	256
AMC Networks Inc. 4.75% 2025	1,300	1,308
American Campus Communities, Inc. 3.35% 2020	2,000	2,017
American Campus Communities, Inc. 3.75% 2023	3,090	3,220
American Campus Communities, Inc. 4.125% 2024	1,945	2,074
American Campus Communities, Inc. 3.30% 2026	1,500	1,554
American Campus Communities, Inc. 3.625% 2027	2,575	2,715
American Energy-Permian Basin, LLC/AEPB Finance Corp. 12.00% 2024[2]	1,783	1,239
American Express Co. 3.00% 2021	8,000	8,096
American Honda Finance Corp. 1.65% 2021	4,750	4,741
American Honda Finance Corp. 3.55% 2024	1,000	1,055
American Honda Finance Corp. 3.50% 2028	2,712	2,921
American International Group, Inc. 3.90% 2026	475	509
American International Group, Inc. 4.80% 2045	500	599
Angola (Republic of) 9.50% 2025	1,200	1,408
Angola (Republic of) 8.00% 2029[2]	850	909
Angola (Republic of) 9.125% 2049[2]	1,100	1,180
Anheuser-Busch Co./InBev Worldwide 4.90% 2046	2,000	2,369
Anheuser-Busch InBev NV 4.15% 2025	11,770	12,813
Anheuser-Busch InBev NV 4.75% 2029	15,294	17,719
Anheuser-Busch InBev NV 4.90% 2031	2,500	2,977
Anheuser-Busch InBev NV 5.55% 2049	4,029	5,227
Anthem, Inc. 2.875% 2029	1,705	1,699
AON Corp. 2.20% 2022	1,024	1,029
Apache Corp. 4.25% 2030	4,290	4,449
Apache Corp. 5.35% 2049	2,320	2,428
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.945% 2025[6,7]	250	257
Argentine Republic 6.875% 2021	11,015	5,980
Argentine Republic 7.50% 2026	12,265	6,413
Argentine Republic 5.875% 2028	1,200	567
Argentine Republic 3.75% 2038 (5.25% on 3/31/2029)[1]	4,000	1,964
Argentine Republic 7.625% 2046	3,400	1,720
Argentine Republic 6.875% 2048	11,705	5,644
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 8.245% 2023[6,7]	679	643
Associated Materials, LLC 9.00% 2024[2]	6,058	5,331
AstraZeneca PLC 4.00% 2029	5,479	6,084
Autoridad del Canal de Panama 4.95% 2035[2]	3,200	3,739
Avangrid, Inc. 3.80% 2029	3,000	3,182
Avis Budget Group, Inc. 5.50% 2023	1,216	1,241
Capital World Bond Fund — Page 10 of 32

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Avis Budget Group, Inc. 5.25% 2025[2]	$750	$774
B&G Foods, Inc. 5.25% 2025	690	711
Bahrain (Kingdom of) 5.875% 2021	1,100	1,136
Bahrain (Kingdom of) 6.125% 2023	1,000	1,106
Baidu Inc. 4.375% 2024	1,100	1,174
Banco do Brasil SA (Cayman) 3.875% 2022	1,300	1,328
Bangkok Bank PCL 3.733% (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.90% on 9/25/2029)[1,2]	290	294
Bank of America Corp. 2.625% 2020	6,875	6,915
Bank of America Corp. 3.458% 2025 (3-month USD-LIBOR + 0.97% on 3/15/2024)[1]	1,956	2,043
Bank of America Corp. 2.88% 2030 (3-month USD-LIBOR + 1.19% on 10/22/2029)[1]	6,063	6,115
Bank of China Ltd. 3.50% 2027	3,100	3,210
Bank of Montreal 4.338% 2028 (USD Semi Annual 30/360 (vs. 3-month LIBOR) 5-year + 1.28% on 10/5/2023)[1]	7,615	8,034
Bausch Health Cos. Inc. 5.00% 2028[2]	340	350
Baxalta Inc. 4.00% 2025	469	505
Bayer US Finance II LLC 3.875% 2023[2]	5,690	5,972
Bayer US Finance II LLC 4.25% 2025[2]	557	601
Bayerische Motoren Werke AG 2.95% 2022[2]	25,475	25,961
Bayerische Motoren Werke AG 3.45% 2023[2]	5,740	5,956
Bayerische Motoren Werke AG 3.15% 2024[2]	2,555	2,643
Becton, Dickinson and Co. 2.894% 2022	3,630	3,690
Becton, Dickinson and Co. 3.734% 2024	5,427	5,752
Becton, Dickinson and Co. 3.70% 2027	3,850	4,102
Berkshire Hathaway Finance Corp. 4.20% 2048	2,000	2,364
Berkshire Hathaway Finance Corp. 4.25% 2049	3,000	3,553
BMW Finance NV 2.40% 2024[2]	3,000	3,012
Boeing Co. 3.10% 2026	4,067	4,197
Boeing Co. 2.70% 2027	3,000	3,041
Boeing Co. 3.20% 2029	5,156	5,374
Boeing Co. 2.95% 2030	788	806
Boston Scientific Corp. 3.375% 2022	5,000	5,163
Boston Scientific Corp. 3.45% 2024	2,780	2,908
Boston Scientific Corp. 3.75% 2026	3,380	3,622
Boston Scientific Corp. 4.70% 2049	360	437
Boyd Gaming Corp. 4.75% 2027[2]	1,520	1,582
BP Capital Markets PLC 3.79% 2024	8,610	9,162
BP Capital Markets PLC 4.234% 2028	5,510	6,229
Braskem SA 4.50% 2030[2]	4,050	4,036
Bristol-Myers Squibb Co. 2.60% 2022[2]	1,379	1,402
Bristol-Myers Squibb Co. 2.90% 2024[2]	20,404	21,065
Bristol-Myers Squibb Co. 3.20% 2026[2]	2,254	2,366
Bristol-Myers Squibb Co. 3.40% 2029[2]	9,300	9,947
Bristol-Myers Squibb Co. 4.25% 2049[2]	2,117	2,509
British American Tobacco PLC 2.764% 2022	3,110	3,155
British American Tobacco PLC 2.789% 2024	5,900	5,949
British American Tobacco PLC 3.215% 2026	4,902	4,941
British American Tobacco PLC 3.557% 2027	7,740	7,900
British American Tobacco PLC 3.462% 2029	5,900	5,972
British American Tobacco PLC 4.54% 2047	3,660	3,677
British American Tobacco PLC 4.758% 2049	6,476	6,702
Broadcom Inc. 4.75% 2029[2]	5,000	5,472
Broadcom Ltd. 3.00% 2022	13,000	13,191
Broadcom Ltd. 3.625% 2024	8,000	8,290
Broadcom Ltd. 3.875% 2027	4,325	4,492
Broadcom Ltd. 3.50% 2028	3,530	3,554
Capital World Bond Fund — Page 11 of 32

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Brookfield Property REIT Inc. 5.75% 2026[2]	$3,440	$3,636
Cablevision Systems Corp. 6.75% 2021	5,425	5,851
Calpine Corp. 5.25% 2026[2]	585	610
Cameroon (Republic of) 9.50% 2025	300	337
Carrizo Oil & Gas Inc. 6.25% 2023	1,640	1,668
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	4,315	4,343
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2023[2]	2,550	2,608
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[2]	2,000	2,114
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	2,870	2,976
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	10,540	11,232
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[2]	1,500	1,533
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	1,450	1,691
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	1,200	1,304
Cenovus Energy Inc. 5.40% 2047	1,593	1,859
Centene Corp. 4.75% 2022	2,730	2,789
Centene Corp. 4.75% 2025	1,600	1,665
Centene Corp. 4.625% 2029[2]	2,890	3,051
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A2, 5.234% 2023[4]	347	347
CenturyLink, Inc. 6.75% 2023	3,125	3,495
CenturyLink, Inc. 7.50% 2024	1,250	1,412
CenturyLink, Inc. 5.125% 2026[2]	1,225	1,250
CenturyLink, Inc., Series T, 5.80% 2022	3,300	3,475
Chemours Co. 6.625% 2023	4,402	4,428
Chesapeake Energy Corp. 4.875% 2022	5,470	4,337
Chesapeake Energy Corp. 5.75% 2023	1,280	870
Chesapeake Energy Corp. 11.50% 2025[2]	1,592	1,508
Chesapeake Energy Corp., Term Loan, (3-month USD-LIBOR + 8.00%) 9.928% 2024[6,7]	1,185	1,224
Chevron Corp. 2.954% 2026	6,590	6,888
Chevron Phillips Chemical Co. LLC 3.30% 2023[2]	155	160
China CITIC Bank International Ltd. 4.625% 2029 (UST Yield Curve Rate T Note Constant Maturity 5-year + 2.25% on 2/28/2024)[1]	5,800	6,040
China Construction Bank Corp. 4.25% 2029 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.88% on 2/27/2024)[1]	2,000	2,099
Cigna Corp. 3.40% 2021	3,835	3,926
Cigna Corp. 3.75% 2023	8,612	9,033
Cigna Corp. 4.125% 2025	2,615	2,839
Cigna Corp. 4.375% 2028	3,868	4,288
Citigroup Inc. 2.90% 2021	10,000	10,165
Citigroup Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[1]	4,430	4,498
Cleveland-Cliffs Inc. 4.875% 2024[2]	5,150	5,274
Cleveland-Cliffs Inc. 5.75% 2025	3,871	3,830
Cleveland-Cliffs Inc. 5.875% 2027[2]	7,275	6,997
CMS Energy Corp. 3.00% 2026	2,994	3,076
CMS Energy Corp. 4.875% 2044	1,105	1,318
Colbun SA 4.50% 2024[2]	1,800	1,912
Colbun SA 3.95% 2027[2]	2,445	2,550
Colombia (Republic of) 4.50% 2026	750	818
Colombia (Republic of) 7.375% 2037	1,000	1,423
Colombia (Republic of) 5.20% 2049	12,200	14,725
Columbia Pipeline Partners LP 3.30% 2020	395	396
Comcast Corp. 3.95% 2025	4,395	4,797
Comcast Corp. 2.65% 2030	6,460	6,486
Comcast Corp. 3.25% 2039	1,190	1,208
Comcast Corp. 4.00% 2048	5,745	6,378
Comcast Corp. 3.45% 2050	4,490	4,600
Capital World Bond Fund — Page 12 of 32

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Comision Federal de Electricidad 4.875% 2024[2]	$3,500	$3,773
Comision Federal de Electricidad 4.75% 2027[2]	370	391
CommScope Finance LLC 6.00% 2026[2]	1,450	1,545
Community Health Systems Inc. 5.125% 2021	775	777
Compass Diversified Holdings 8.00% 2026[2]	3,090	3,354
Comstock Resources, Inc. 9.75% 2026	1,725	1,570
Conagra Brands, Inc. 4.30% 2024	4,750	5,115
Conagra Brands, Inc. 4.60% 2025	1,200	1,325
Conagra Brands, Inc. 5.40% 2048	5,137	6,266
Concho Resources Inc. 4.85% 2048	1,999	2,330
CONSOL Energy Inc. 5.875% 2022	10,994	11,029
Consolidated Edison Co. of New York, Inc. 3.125% 2027	1,458	1,525
Consolidated Energy Finance SA 6.50% 2026[2]	645	607
Constellation Brands, Inc. 2.65% 2022	7,000	7,099
Constellation Brands, Inc. 4.10% 2048	750	784
Constellation Oil Services Holding SA 10.00% 2024[2,8,9,10]	6,218	2,954
Consumers Energy Co. 3.10% 2050	3,000	2,992
Convey Park Energy LLC 7.50% 2025[2]	675	582
Costa Rica (Republic of) 6.125% 2031[2]	3,935	4,192
Costa Rica (Republic of) 7.00% 2044	852	900
Crédit Agricole SA 4.375% 2025[2]	14,265	15,338
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[1,2]	9,995	10,647
CRH America, Inc. 5.125% 2045[2]	3,000	3,499
CSX Corp. 4.25% 2029	6,730	7,577
CVR Partners, LP 9.25% 2023[2]	2,575	2,695
CVS Health Corp. 2.80% 2020	1,900	1,906
CVS Health Corp. 3.35% 2021	4,432	4,506
CVS Health Corp. 3.70% 2023	3,130	3,260
CVS Health Corp. 4.30% 2028	4,354	4,755
DaimlerChrysler North America Holding Corp. 2.25% 2020[2]	350	350
DaimlerChrysler North America Holding Corp. 2.00% 2021[2]	300	299
DaimlerChrysler North America Holding Corp. 3.00% 2021[2]	28,225	28,505
DaimlerChrysler North America Holding Corp. 3.40% 2022[2]	3,370	3,453
Danske Bank AS 2.70% 2022[2]	7,200	7,254
DaVita HealthCare Partners Inc. 5.00% 2025	1,260	1,299
DCP Midstream Operating LP 4.95% 2022	1,605	1,670
Diamond Offshore Drilling, Inc. 4.875% 2043	2,450	1,344
Dianjian Haiyu Ltd. 3.50% (UST Yield Curve Rate T Note Constant Maturity 5-year + 6.773% on 7/19/2023)[1]	3,001	3,014
Dianjian Haiyu Ltd. 4.30% (UST Yield Curve Rate T Note Constant Maturity 5-year + 5.451% on 6/20/2024)[1]	1,722	1,760
Dianjian International Finance Ltd., 4.60% (UST Yield Curve Rate T Note Constant Maturity 5-year + 6.933% on 7/19/2023)[1]	3,242	3,352
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 4.50% 2023[6,7]	452	440
Diebold, Inc. 8.50% 2024	1,875	1,815
Dominican Republic 7.50% 2021[2]	7,000	7,280
Dominican Republic 5.50% 2025[2]	6,500	7,015
Dominican Republic 5.50% 2025	1,888	2,037
Dominican Republic 6.875% 2026	4,150	4,748
Dominican Republic 8.625% 2027[2]	1,000	1,217
Dominican Republic 6.00% 2028[2]	555	618
Dominican Republic 6.85% 2045	1,570	1,797
Dominican Republic 6.85% 2045[2]	230	263
Dominican Republic 6.40% 2049[2]	10,038	11,039
Dow Chemical Co. 4.55% 2025	500	552
Dow Chemical Co. 3.625% 2026	382	402
Dow Chemical Co. 4.80% 2028	385	441
Capital World Bond Fund — Page 13 of 32

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Dow Chemical Co. 5.55% 2048	$725	$905
Dow Chemical Co. 4.80% 2049	2,500	2,895
DP World Crescent 4.848% 2028[2]	2,925	3,214
DTE Electric Co. 3.75% 2047	3,000	3,278
Duke Energy Carolinas, LLC 2.95% 2026	1,919	1,982
Duke Energy Carolinas, LLC 3.20% 2049	276	275
Duke Energy Florida, LLC 2.50% 2029	3,121	3,121
Duke Energy Progress, LLC 3.70% 2028	6,150	6,726
Duke Energy Progress, LLC 3.60% 2047	461	483
Dun & Bradstreet Corp. 6.875% 2026[2]	1,080	1,194
Dun & Bradstreet Corp., Term Loan B, (3-month USD-LIBOR + 5.00%) 6.792% 2026[6,7]	1,295	1,307
Edison International 3.55% 2024	2,000	2,049
Edison International 5.75% 2027	2,325	2,612
Edison International 4.125% 2028	10,000	10,258
EDP Finance BV 5.25% 2021[2]	2,500	2,578
EDP Finance BV 3.625% 2024[2]	3,000	3,123
Egypt (Arab Republic of) 5.75% 2020	9,200	9,312
Egypt (Arab Republic of) 6.125% 2022	830	866
Egypt (Arab Republic of) 4.55% 2023[2]	1,600	1,637
Egypt (Arab Republic of) 5.875% 2025	2,000	2,131
Egypt (Arab Republic of) 7.50% 2027[2]	10,300	11,508
Egypt (Arab Republic of) 8.15% 2059[2]	750	803
Electricité de France SA 3.625% 2025[2]	760	806
Electricité de France SA 4.50% 2028[2]	1,722	1,915
Electricité de France SA 4.75% 2035[2]	4,039	4,620
Electricité de France SA 4.875% 2038[2]	3,592	4,220
Electricité de France SA 4.875% 2044[2]	325	373
Electricité de France SA 4.95% 2045[2]	206	243
Electricité de France SA 5.00% 2048[2]	573	682
Embarq Corp. 7.995% 2036	1,855	1,965
EMD Finance LLC 2.40% 2020[2]	6,565	6,567
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[1]	5,000	5,658
Emera US Finance LP 3.55% 2026	1,880	1,953
Empresa Nacional de Electricidad SA 4.25% 2024	2,100	2,215
Empresas Publicas de Medellin E.S.P. 4.25% 2029[2]	4,935	5,143
ENA Norte Trust 4.95% 2028[2]	4,433	4,590
Enbridge Energy Partners, LP 7.375% 2045	3,432	5,120
Encompass Health Corp. 4.50% 2028	480	498
Endo International PLC 5.75% 2022[2]	6,075	4,526
Endo International PLC 6.00% 2025[1,2]	6,120	4,144
Enel Chile SA 4.875% 2028	1,435	1,590
Enel Finance International SA 2.75% 2023[2]	21,600	21,755
Enel Finance International SA 3.50% 2028[2]	7,600	7,778
Enel Finance International SA 6.00% 2039[2]	4,740	5,969
Enel Società per Azioni 8.75% 2073[1,2]	10,000	11,763
Energy Transfer Partners, LP 4.20% 2027	12,190	12,763
Energy Transfer Partners, LP 5.30% 2047	550	587
Energy Transfer Partners, LP 5.40% 2047	690	749
Energy Transfer Partners, LP 6.00% 2048	3,997	4,658
Energy Transfer Partners, LP 6.25% 2049	3,856	4,647
EPR Properties 3.75% 2029	2,900	2,939
Equinix, Inc. 3.20% 2029	9,278	9,330
Equinor ASA 3.625% 2028	8,345	9,159
Equinor ASA 3.25% 2049	2,358	2,376
Essex Portfolio LP 3.625% 2022	1,420	1,469
Capital World Bond Fund — Page 14 of 32

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Essex Portfolio LP 3.25% 2023	$2,870	$2,949
Essex Portfolio LP 3.875% 2024	3,360	3,552
Essex Portfolio LP 4.00% 2029	1,200	1,303
Ethiopia (Federal Democratic Republic of) 6.625% 2024	1,230	1,331
Euramax International, Inc. 12.00% 2020[2]	3,675	3,649
European Investment Bank 2.25% 2022	4,600	4,660
Eversource Energy 3.30% 2028	470	484
Export Credit Bank of Turkey 5.375% 2021[2]	4,660	4,740
Export Credit Bank of Turkey 5.375% 2021	1,280	1,302
Extraction Oil & Gas, Inc. 5.625% 2026[2]	2,475	1,492
Exxon Mobil Corp. 2.222% 2021	4,000	4,026
Fannie Mae 6.50% 2047[4]	70	75
Fannie Mae 6.50% 2047[4]	18	19
Fannie Mae 7.00% 2047[4]	38	43
Fannie Mae Pool #AL3927 2.50% 2023[4]	500	504
Fannie Mae Pool #AI6697 3.00% 2026[4]	644	661
Fannie Mae Pool #AJ0049 3.00% 2026[4]	264	271
Fannie Mae Pool #AL1381 3.00% 2027[4]	29	30
Fannie Mae Pool #BM4299 3.00% 2030[4]	1,811	1,855
Fannie Mae Pool #FM1465 3.00% 2030[4]	327	336
Fannie Mae Pool #BO7771 2.50% 2034[4]	785	792
Fannie Mae Pool #MA3864 2.50% 2034[4]	193	195
Fannie Mae Pool #BJ9733 2.50% 2034[4]	49	49
Fannie Mae Pool #BK0499 3.00% 2034[4]	587	603
Fannie Mae Pool #BJ9590 3.00% 2034[4]	462	474
Fannie Mae Pool #826003 6.00% 2035[4]	41	46
Fannie Mae Pool #964204 5.50% 2038[4]	1,047	1,175
Fannie Mae Pool #BC7599 4.00% 2046[4]	4,573	4,846
Fannie Mae Pool #BC8578 4.00% 2046[4]	1,139	1,208
Fannie Mae Pool #CA0487 3.50% 2047[4]	477	496
Fannie Mae Pool #MA3467 4.00% 2048[4]	33,142	34,530
Fannie Mae Pool #FM1437 4.00% 2048[4]	19,340	20,164
Fannie Mae Pool #MA3495 4.00% 2048[4]	10,139	10,561
Fannie Mae Pool #MA3521 4.00% 2048[4]	5,250	5,462
Fannie Mae Pool #BN2846 4.00% 2048[4]	700	728
Fannie Mae Pool #MA3384 4.00% 2048[4]	151	158
Fannie Mae Pool #MA3692 3.50% 2049[4]	134,511	138,233
Fannie Mae Pool #CA4566 3.50% 2049[4]	5,767	5,930
Fannie Mae Pool #MA3686 3.50% 2049[4]	1,750	1,798
Fannie Mae Pool #BN5402 3.50% 2049[4]	340	350
Fannie Mae Pool #MA3775 3.50% 2049[4]	289	298
Fannie Mae Pool #BN9750 3.50% 2049[4]	116	119
Fannie Mae Pool #CA3138 3.605% 2049[4,6]	11,283	11,595
Fannie Mae Pool #MA3776 4.00% 2049[4]	47,582	49,663
Fannie Mae Pool #CA4174 4.00% 2049[4]	9,301	9,693
Fannie Mae Pool #CA4574 4.00% 2049[4]	8,845	9,223
Fannie Mae Pool #MA3804 4.00% 2049[4]	6,342	6,623
Fannie Mae Pool #BO2188 4.00% 2049[4]	6,119	6,380
Fannie Mae Pool #BN4333 4.00% 2049[4]	1,045	1,086
Fannie Mae, Series 2001-4, Class GA, 9.16% 2025[4,6]	—[5]	—[5]
Fannie Mae, Series 2012-M17, Class A2, Multi Family, 2.184% 2022[4]	2,616	2,626
Fannie Mae, Series 2012-M9, Class A2, Multi Family, 2.482% 2022[4]	2,039	2,051
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[4]	393	354
First Quantum Minerals Ltd. 7.25% 2023[2]	5,325	5,524
First Quantum Minerals Ltd. 6.50% 2024[2]	1,226	1,232
Capital World Bond Fund — Page 15 of 32

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
First Quantum Minerals Ltd. 7.50% 2025[2]	$9,775	$10,015
First Quantum Minerals Ltd. 6.875% 2026[2]	1,175	1,192
FirstEnergy Corp. 3.90% 2027	3,000	3,208
FirstEnergy Corp. 3.50% 2028[2]	1,425	1,484
FirstEnergy Corp., Series B, 4.25% 2023	5,912	6,233
Florida Power & Light Co. 3.15% 2049	2,500	2,527
France Télécom 9.00% 2031[1]	5,390	8,342
Freddie Mac 6.00% 2038[4]	41	46
Freddie Mac 3.50% 2048[4]	183	189
Freddie Mac 3.725% 2049[4,6]	1,942	1,996
Freddie Mac Pool #ZK3775 3.00% 2026[4]	85	88
Freddie Mac Pool #ZT1344 3.00% 2033[4]	2,039	2,092
Freddie Mac Pool #SB0023 3.00% 2033[4]	922	946
Freddie Mac Pool #ZT2094 2.50% 2034[4]	8,136	8,207
Freddie Mac Pool #SB8013 2.50% 2034[4]	1,272	1,283
Freddie Mac Pool #SB8020 2.50% 2034[4]	375	378
Freddie Mac Pool #SB8002 3.00% 2034[4]	3,641	3,733
Freddie Mac Pool #SB8021 3.00% 2034[4]	1,006	1,032
Freddie Mac Pool #SB8026 2.50% 2035[4]	5,092	5,137
Freddie Mac Pool #ZT1545 4.00% 2048[4]	115,769	120,554
Freddie Mac Pool #SI2002 4.00% 2048[4]	29,140	30,563
Freddie Mac Pool #SD8005 3.50% 2049[4]	19,145	19,671
Freddie Mac Pool #V85472 3.50% 2049[4]	7,195	7,432
Freddie Mac Pool #ZT1776 3.50% 2049[4]	633	650
Freddie Mac Pool #2B7343 3.767% 2049[4,6]	14,036	14,449
Freddie Mac Pool #ZN4802 4.00% 2049[4]	5,707	5,951
Freddie Mac Pool #ZT1952 4.00% 2049[4]	133	138
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[4]	678	635
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[4]	110	98
Freeport-McMoRan Inc. 3.55% 2022	7,238	7,341
Frontier Communications Corp. 11.00% 2025	19,155	9,338
Frontier Communications Corp. 8.00% 2027[2]	1,275	1,335
FS Energy and Power Fund 7.50% 2023[2]	2,325	2,388
FXI Holdings, Inc. 7.875% 2024[2]	730	703
FXI Holdings, Inc. 12.25% 2026[2]	2,070	2,159
Gabonese Republic 6.375% 2024	900	942
Gabonese Republic 6.95% 2025	1,750	1,848
Gaming and Leisure Properties, Inc. 3.35% 2024	1,014	1,038
Gaming and Leisure Properties, Inc. 4.00% 2030	1,331	1,362
Gazprom OJSC 5.999% 2021[2]	3,900	4,058
GE Capital International Funding Co. 4.418% 2035	1,771	1,889
General Dynamics Corp. 3.75% 2028	7,930	8,728
General Electric Capital Corp. 3.373% 2025	3,750	3,906
General Mills, Inc. 3.20% 2021	2,215	2,255
General Motors Co. 6.75% 2046	4,955	5,825
General Motors Financial Co. 3.55% 2022	1,850	1,905
General Motors Financial Co. 5.10% 2024	7,000	7,600
General Motors Financial Co. 4.00% 2026	1,000	1,048
Genesis Energy, LP 6.75% 2022	4,343	4,394
Genesis Energy, LP 6.50% 2025	920	892
Genesys Telecommunications Laboratories, Inc. 10.00% 2024[2]	525	569
Ghana (Republic of) 8.95% 2051[2]	500	513
GlaxoSmithKline PLC 3.375% 2023	12,315	12,844
Gogo Inc. 9.875% 2024[2]	11,845	12,536
Goldman Sachs Group, Inc. 5.25% 2021	2,355	2,472
Capital World Bond Fund — Page 16 of 32

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[1]	$1,115	$1,135
Goldman Sachs Group, Inc. 3.20% 2023	10,279	10,570
Government National Mortgage Assn. 4.00% 2045[4]	8,012	8,407
Government National Mortgage Assn. 4.50% 2049[4]	415	433
Government National Mortgage Assn. 4.50% 2050[4,11]	1,895	1,982
Government National Mortgage Assn. Pool #MA5987 4.50% 2049[4]	56,830	59,598
Government National Mortgage Assn. Pool #MA6041 4.50% 2049[4]	28,323	29,765
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[4]	2,953	3,085
Groupe BPCE SA 2.75% 2023[2]	5,175	5,259
Groupe BPCE SA 5.70% 2023[2]	11,253	12,460
Groupe BPCE SA 5.15% 2024[2]	5,000	5,487
Guardian Life Global Funding 2.90% 2024[2]	525	540
Guatemala (Republic of) 4.50% 2026	1,261	1,328
Guatemala (Republic of) 4.375% 2027	2,710	2,813
Guatemala (Republic of) 4.875% 2028	4,400	4,693
Gulf Power Co. 3.30% 2027	1,508	1,571
H.I.G. Capital, LLC 6.75% 2024[2]	768	716
Hanesbrands Inc. 4.625% 2024[2]	1,270	1,342
Hanesbrands Inc. 4.875% 2026[2]	1,105	1,172
Hardwoods Acquisition Inc. 7.50% 2021[2]	959	489
Hartford Financial Services Group, Inc. 2.80% 2029	3,500	3,543
Hartford Financial Services Group, Inc. 3.60% 2049	750	773
HCA Inc. 5.875% 2023	875	969
HealthSouth Corp. 5.75% 2025	4,130	4,338
Hertz Global Holdings Inc. 7.625% 2022[2]	1,852	1,931
Hess Midstream Partners LP 5.125% 2028[2]	785	796
Hexion Inc. 7.875% 2027[2]	460	480
Holcim Ltd. 5.15% 2023[2]	2,500	2,685
Home Depot, Inc. 2.95% 2029	7,898	8,216
Home Depot, Inc. 4.50% 2048	863	1,064
Honduras (Republic of) 8.75% 2020	8,427	8,894
Honduras (Republic of) 6.25% 2027	3,152	3,449
Honeywell International Inc. 2.30% 2024	2,200	2,230
Honeywell International Inc. 2.70% 2029	4,408	4,513
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[1]	4,750	5,119
Hungary 5.375% 2024	25,400	28,677
Hyundai Capital America 2.55% 2020[2]	11,225	11,230
Hyundai Capital America 3.25% 2022[2]	2,104	2,144
Icahn Enterprises Finance Corp. 6.25% 2022	3,275	3,343
Icahn Enterprises Finance Corp. 4.75% 2024[2]	1,290	1,327
Icahn Enterprises Finance Corp. 5.25% 2027[2]	1,240	1,271
iHeartCommunications, Inc. 5.25% 2027[2]	1,475	1,546
Indonesia (Republic of) 3.75% 2022	16,525	17,086
Indonesia (Republic of) 3.375% 2023	2,600	2,681
Indonesia (Republic of) 4.75% 2026	21,600	24,034
Indonesia (Republic of) 6.75% 2044	950	1,361
Indonesia (Republic of) 6.75% 2044[2]	925	1,325
Inmarsat PLC 4.875% 2022[2]	2,075	2,105
Intelsat Jackson Holding Co. 8.50% 2024[2]	9,125	8,330
Interstate Power and Light Co. 3.25% 2024	7,929	8,255
Intesa Sanpaolo SpA 3.25% 2024[2]	6,325	6,360
Intesa Sanpaolo SpA 4.00% 2029[2]	2,475	2,512
IPALCO Enterprises, Inc. 3.70% 2024	275	284
Iraq (Republic of) 6.752% 2023[2]	2,200	2,257
Jaguar Holding Co. 6.375% 2023[2]	2,000	2,069
Capital World Bond Fund — Page 17 of 32

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Jefferies Financial Group Inc. 5.50% 2023	$1,375	$1,495
Jersey Central Power & Light Co. 4.30% 2026[2]	560	610
Jonah Energy LLC 7.25% 2025[2]	1,100	327
Jordan (Hashemite Kingdom of) 5.75% 2027[2]	4,810	5,087
JPMorgan Chase & Co. 2.40% 2021	1,100	1,107
JPMorgan Chase & Co. 2.55% 2021	11,700	11,791
JPMorgan Chase & Co. 4.023% 2024 (3-month USD-LIBOR + 1.00% on 12/5/2023)[1]	12,338	13,157
JPMorgan Chase & Co. 2.739% 2030 (USD-SOFR + 1.51% on 10/15/2029)[1]	2,428	2,428
Kazakhstan (Republic of) 3.875% 2024	575	618
Kazakhstan (Republic of) 4.875% 2044	550	681
Kenya (Republic of) 6.875% 2024	3,010	3,266
Keurig Dr Pepper Inc. 4.057% 2023	5,500	5,801
Keurig Dr Pepper Inc. 4.417% 2025	3,205	3,501
Keurig Dr Pepper Inc. 4.597% 2028	9,325	10,477
Keurig Dr Pepper Inc. 5.085% 2048	8,775	10,583
Kinder Morgan Energy Partners, LP 3.50% 2023	750	778
Kinder Morgan Energy Partners, LP 4.15% 2024	1,410	1,497
Kinder Morgan, Inc. 3.15% 2023	1,750	1,792
Korea Housing Finance Corp. 2.50% 2020[2,4]	10,700	10,760
Korea Housing Finance Corp. 2.00% 2021[2,4]	12,275	12,245
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.159% 2024[6,7]	3,650	3,750
Kuwait (State of) 2.75% 2022[2]	16,650	16,931
Leader Goal International Ltd. 4.25%[1]	1,800	1,841
Liberty Global PLC 5.50% 2028[2]	1,175	1,193
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 10.85% 2020 (100% PIK)[6,7,10]	3,651	2,329
Lima Metro Line 2 Finance Ltd. 5.875% 2034[2]	9,385	10,890
Lima Metro Line 2 Finance Ltd. 5.875% 2034	4,017	4,653
Lima Metro Line 2 Finance Ltd. 4.35% 2036[2]	3,300	3,505
Lithuania (Republic of) 7.375% 2020	9,400	9,459
Lithuania (Republic of) 6.625% 2022[2]	2,000	2,193
Lloyds Banking Group PLC 3.75% 2027	13,770	14,474
Lloyds Banking Group PLC 4.375% 2028	1,150	1,268
Lockheed Martin Corp. 2.50% 2020	940	945
Lockheed Martin Corp. 3.10% 2023	740	763
Lowe’s Cos., Inc. 3.65% 2029	3,436	3,673
Lowe’s Cos., Inc. 4.05% 2047	387	417
Lowe’s Cos., Inc. 4.55% 2049	1,426	1,681
LPL Financial Holdings Inc. 4.625% 2027[2]	1,080	1,104
LSB Industries, Inc. 9.625% 2023[2]	3,280	3,378
LSC Communications, Inc. 8.75% 2023[2]	2,165	1,175
LYB International Finance III, LLC 4.20% 2049	332	347
Mallinckrodt PLC 4.875% 2020[2]	11,995	9,274
Mallinckrodt PLC 5.75% 2022[2]	1,105	456
Marsh & McLennan Cos., Inc. 3.875% 2024	370	395
Marsh & McLennan Cos., Inc. 4.375% 2029	160	182
Marsh & McLennan Cos., Inc. 4.75% 2039	500	604
Mattel, Inc. 6.75% 2025[2]	1,925	2,073
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 5.555% 2024[6,7]	1,198	1,205
McDermott International, Inc. 10.625% 2024[2,12]	2,810	247
McDonald’s Corp. 3.35% 2023	6,285	6,546
MDC Partners Inc. 6.50% 2024[2]	1,770	1,606
Melco International Development Ltd. 5.375% 2029[2]	265	272
Metropolitan Life Global Funding I 2.40% 2021[2]	2,000	2,010
Metropolitan Life Global Funding I 3.45% 2021[2]	2,500	2,570
Metropolitan Life Global Funding I 3.375% 2022[2]	500	514
Capital World Bond Fund — Page 18 of 32

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Metropolitan Life Global Funding I 3.45% 2026[2]	$2,310	$2,479
Metropolitan Life Global Funding I 3.00% 2027[2]	1,650	1,711
Mexico City Airport Trust 5.50% 2046	415	429
Mexico City Airport Trust 5.50% 2047	2,947	3,049
Mexico City Airport Trust 5.50% 2047[2]	287	297
MGM Resorts International 7.75% 2022	2,500	2,792
Microsoft Corp. 3.30% 2027	12,000	12,827
MidAmerican Energy Holdings Co. 3.65% 2029	3,000	3,279
MidAmerican Energy Holdings Co. 3.15% 2050	3,000	2,961
Mississippi Power Co. 3.95% 2028	3,200	3,485
Mississippi Power Co. 4.25% 2042	6,176	6,635
Mitsubishi UFJ Financial Group, Inc. 2.623% 2022	8,000	8,108
Molina Healthcare, Inc. 5.375% 2022	7,760	8,263
Molina Healthcare, Inc. 4.875% 2025[2]	2,662	2,743
Molson Coors Brewing Co. 4.20% 2046	1,600	1,595
Morgan Stanley 5.75% 2021	6,040	6,274
Morocco (Kingdom of) 4.25% 2022	5,700	6,019
Morocco (Kingdom of) 4.25% 2022[2]	2,500	2,640
Morocco (Kingdom of) 5.50% 2042	10,000	12,286
Morocco (Kingdom of) 5.50% 2042[2]	1,500	1,843
Murphy Oil Corp. 5.875% 2027	287	302
National Grid PLC 3.15% 2027[2]	1,105	1,145
Nationwide Building Society 3.766% 2024 (3-month USD-LIBOR + 1.064% on 3/8/2023)[1,2]	5,000	5,176
Navient Corp. 6.50% 2022	2,140	2,325
Navient Corp. 5.50% 2023	10,615	11,358
Navient Corp. 6.125% 2024	375	408
NBCUniversal Enterprise, Inc., junior subordinated, 5.25%[2]	10,725	11,077
New York Life Global Funding 1.70% 2021[2]	3,500	3,496
New York Life Global Funding 2.30% 2022[2]	5,000	5,044
New York Life Global Funding 3.00% 2028[2]	500	518
New York State Electric & Gas Corp. 3.25% 2026[2]	3,000	3,111
NGL Energy Partners LP 7.50% 2023	855	860
NGL Energy Partners LP 6.125% 2025	4,000	3,782
Niagara Mohawk Power Corp. 3.508% 2024[2]	2,000	2,103
Niagara Mohawk Power Corp. 4.278% 2034[2]	3,000	3,403
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2025[2]	1,300	1,342
Nigeria (Republic of) 7.625% 2047	760	743
Nigeria (Republic of) 9.248% 2049	590	661
Noble Corp. PLC 7.95% 2025[1]	1,350	699
Noble Corp. PLC 8.95% 2045[1]	1,525	663
Noble Energy, Inc. 3.25% 2029	1,300	1,312
Noble Energy, Inc. 4.95% 2047	2,285	2,530
Northern States Power Co. 2.20% 2020	18	18
Northern States Power Co. 2.90% 2050	3,000	2,866
Northrop Grumman Corp. 2.55% 2022	1,195	1,213
Northrop Grumman Corp. 3.25% 2028	7,745	8,080
Nova Chemicals Corp. 5.25% 2027[2]	1,725	1,776
Nuveen, LLC 4.00% 2028[2]	545	607
Oasis Petroleum Inc. 6.875% 2022	2,720	2,625
Occidental Petroleum Corp. 3.50% 2029	8,597	8,771
Occidental Petroleum Corp. 4.40% 2049	3,692	3,807
Odebrecht Drilling Norbe 7.63% 2026 (86.90% PIK)[2,10]	35	9
Oman (Sultanate of) 5.375% 2027	1,400	1,446
Oracle Corp. 2.65% 2026	9,890	10,115
Oracle Corp. 3.25% 2027	8,084	8,568
Capital World Bond Fund — Page 19 of 32

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Owens & Minor, Inc. 3.875% 2021	$4,525	$4,368
Owens & Minor, Inc. 4.375% 2024	300	229
Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 6.191% 2025[6,7]	1,978	1,775
Owl Rock Capital Corp. 4.625% 2024[2]	1,300	1,315
Pacific Gas and Electric Co. 3.50% 2020[12]	1,407	1,412
Pacific Gas and Electric Co. 3.85% 2023[12]	5,791	5,866
Pacific Gas and Electric Co. 4.25% 2023[2,12]	14,553	14,959
Pacific Gas and Electric Co. 3.75% 2024[12]	2,907	2,959
Pacific Gas and Electric Co. 3.50% 2025[12]	2,512	2,518
Pacific Gas and Electric Co. 2.95% 2026[12]	1,811	1,820
Pacific Gas and Electric Co. 3.30% 2027[12]	10,836	10,863
Pacific Gas and Electric Co. 4.65% 2028[2,12]	6,937	7,182
Pacific Gas and Electric Co. 3.95% 2047[12]	5,370	5,343
Pakistan (Islamic Republic of) 5.50% 2021[2]	11,350	11,626
Pakistan (Islamic Republic of) 8.25% 2024	7,700	8,600
Pakistan (Islamic Republic of) 8.25% 2025	6,700	7,514
Pakistan (Islamic Republic of) 6.875% 2027	3,150	3,290
Panama (Republic of) 3.75% 2026[2]	8,000	8,439
Panama (Republic of) 3.16% 2030	20,075	20,707
Panama (Republic of) 4.50% 2047	3,190	3,802
Panama (Republic of) 4.50% 2050	2,465	2,926
Panama (Republic of) 4.30% 2053	2,245	2,618
Par Pharmaceutical Cos. Inc. 7.50% 2027[2]	3,220	3,212
Paraguay (Republic of) 4.625% 2023	5,210	5,517
Paraguay (Republic of) 5.00% 2026	1,450	1,606
Paraguay (Republic of) 4.70% 2027[2]	1,705	1,880
Paraguay (Republic of) 4.70% 2027	475	524
Paraguay (Republic of) 5.60% 2048[2]	13,405	15,730
Parker-Hannifin Corp. 2.70% 2024	1,900	1,941
Parker-Hannifin Corp. 3.25% 2029	2,070	2,164
Parker-Hannifin Corp. 4.00% 2049	400	433
PayPal Holdings, Inc. 2.85% 2029	3,495	3,520
Peabody Energy Corp. 6.00% 2022[2]	1,300	1,271
Pernod Ricard SA 4.45% 2022[2]	6,000	6,276
Peru (Republic of) 6.55% 2037	602	882
Peru (Republic of) 5.625% 2050	1,275	1,867
Petrobras Global Finance Co. 8.75% 2026	650	836
Petróleos Mexicanos 6.35% 2048	3,571	3,458
PetSmart, Inc. 5.875% 2025[2]	7,316	7,471
PetSmart, Inc. 8.875% 2025[2]	9,590	9,494
PetSmart, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 4.74% 2022[6,7]	2,461	2,409
Pfizer Inc. 2.95% 2024	1,000	1,038
Philip Morris International Inc. 2.375% 2022	2,175	2,198
Philip Morris International Inc. 2.50% 2022	4,975	5,048
Philip Morris International Inc. 2.875% 2024	3,831	3,943
Pisces Parent LLC 8.00% 2026[2]	3,020	3,156
PNC Bank 2.30% 2020	3,820	3,825
PNC Bank 2.60% 2020	1,250	1,254
Poland (Republic of) 4.00% 2024	4,905	5,287
Poland (Republic of) 3.25% 2026	11,250	11,951
Praxair, Inc. 3.00% 2021	950	969
PRICOA Global Funding I 3.45% 2023[2]	475	498
Principal Financial Group, Inc. 3.70% 2029	390	425
Prudential Financial, Inc. 3.905% 2047	250	269
Prudential Financial, Inc. 4.35% 2050	1,950	2,244
Capital World Bond Fund — Page 20 of 32

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Prudential Financial, Inc. 3.70% 2051	$250	$263
Prudential Financial, Inc., junior subordinated, 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)[1]	1,750	2,002
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[2]	3,575	3,754
PT Indonesia Asahan Aluminium Tbk 6.53% 2028[2]	1,555	1,912
PT Indonesia Asahan Aluminium Tbk 6.757% 2048[2]	655	846
Public Service Enterprise Group Inc. 3.20% 2049	3,000	3,029
Puget Energy, Inc. 6.50% 2020	1,475	1,534
Puget Energy, Inc. 3.65% 2025	1,574	1,630
Qatar (State of) 4.50% 2022[2]	3,500	3,673
Qatar (State of) 3.875% 2023[2]	3,355	3,547
Qatar (State of) 3.875% 2023	525	555
Qatar (State of) 4.50% 2028[2]	20,275	23,267
Qatar (State of) 4.00% 2029	3,900	4,360
Qatar (State of) 4.00% 2029[2]	1,661	1,857
Qatar (State of) 5.103% 2048[2]	2,495	3,211
R.R. Donnelley & Sons Co. 6.50% 2023	450	461
Ras Laffan Liquefied Natural Gas III 5.838% 2027[2]	8,000	9,163
Rayonier Advanced Materials Inc. 5.50% 2024[2]	3,065	2,315
Realogy Corp. 5.25% 2021[2]	525	531
Realogy Corp. 4.875% 2023[2]	3,800	3,743
Realogy Corp. 9.375% 2027[2]	1,535	1,606
Reynolds American Inc. 3.25% 2020	11,130	11,182
Reynolds American Inc. 5.85% 2045	3,540	4,058
Royal Bank of Scotland PLC 4.445% 2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[1]	15,000	16,566
Russian Federation 4.25% 2027	1,600	1,750
Russian Federation 4.375% 2029[2]	400	446
Russian Federation 5.25% 2047	2,800	3,512
Russian Federation 5.25% 2047[2]	400	502
Ryerson Inc. 11.00% 2022[2]	2,675	2,829
Sally Holdings LLC and Sally Capital Inc. 5.50% 2023	50	51
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	3,945	4,139
San Diego Gas & Electric Co. 3.75% 2047	3,000	3,117
Santander Holdings USA, Inc. 3.244% 2026[2]	19,225	19,444
Saudi Arabia (Kingdom of) 2.894% 2022[2]	8,800	8,953
Saudi Arabia (Kingdom of) 2.875% 2023	350	357
Saudi Arabia (Kingdom of) 3.628% 2027[2]	8,800	9,349
Saudi Arabia (Kingdom of) 3.625% 2028[2]	16,280	17,220
Saudi Arabia (Kingdom of) 3.625% 2028	6,230	6,590
SCANA Corp. 4.75% 2021	2,483	2,539
SCANA Corp. 4.125% 2022	2,430	2,497
Scentre Group 2.375% 2021[2]	1,425	1,427
Scentre Group 3.25% 2025[2]	1,395	1,427
Scentre Group 3.50% 2025[2]	3,250	3,373
Scentre Group 3.75% 2027[2]	2,020	2,113
Scientific Games Corp. 8.25% 2026[2]	2,305	2,546
Scientific Games Corp. 7.00% 2028[2]	340	364
Scientific Games Corp. 7.25% 2029[2]	445	485
Shell International Finance BV 3.50% 2023	25,538	26,894
Shell International Finance BV 3.875% 2028	6,320	7,007
Sherwin-Williams Co. 2.75% 2022	675	687
Sherwin-Williams Co. 3.125% 2024	850	879
Sherwin-Williams Co. 3.45% 2027	3,892	4,126
Sherwin-Williams Co. 2.95% 2029	1,750	1,774
Sherwin-Williams Co. 4.50% 2047	500	567
Shire PLC 2.40% 2021	17,963	18,065
Capital World Bond Fund — Page 21 of 32

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Shire PLC 2.875% 2023	$6,730	$6,857
Shire PLC 3.20% 2026	1,690	1,741
Siemens AG 2.70% 2022[2]	1,780	1,811
Siemens AG 2.35% 2026[2]	8,881	8,832
Sirius XM Radio Inc. 3.875% 2022[2]	3,175	3,250
Sirius XM Radio Inc. 4.625% 2024[2]	1,840	1,936
South Africa (Republic of) 5.50% 2020	9,300	9,362
Southern California Edison Co. 3.50% 2023	6,164	6,425
Southern California Edison Co. 3.70% 2025	1,845	1,955
Southern California Edison Co. 3.65% 2028	3,000	3,216
Southern California Edison Co. 6.00% 2034	5,000	6,155
Southern California Edison Co. 5.35% 2035	3,797	4,449
Southern California Edison Co., Series C, 3.60% 2045	4,118	4,071
Southern California Gas Co. 3.95% 2050	3,000	3,357
Springleaf Finance Corp. 6.125% 2024	3,550	3,896
Sprint Corp. 7.625% 2026	1,675	1,850
Sprint Corp. 6.875% 2028	5,475	5,909
Sri Lanka (Democratic Socialist Republic of) 6.25% 2020	9,500	9,652
Sri Lanka (Democratic Socialist Republic of) 6.25% 2021	11,320	11,524
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	8,000	8,040
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028	3,000	2,880
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028[2]	600	576
Staples, Inc. 7.50% 2026[2]	8,750	9,095
Starwood Property Trust, Inc. 5.00% 2021	1,155	1,201
State Grid Overseas Investment Ltd. 3.50% 2027[2]	27,000	28,277
State Grid Overseas Investment Ltd. 3.50% 2027	1,850	1,937
Statoil ASA 3.25% 2024	1,050	1,106
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.582% on 4/2/2029)[1,2]	6,200	6,928
Takeda Pharmaceutical Co., Ltd. 4.40% 2023	15,410	16,547
Talen Energy Corp. 10.50% 2026[2]	435	415
Talen Energy Corp. 7.25% 2027[2]	1,170	1,233
Targa Resources Partners LP 5.875% 2026	1,050	1,118
Targa Resources Partners LP 5.50% 2030[2]	2,085	2,145
Team Health Holdings, Inc. 6.375% 2025[2]	6,590	4,418
Team Health Holdings, Inc., Term Loan B, 4.549% 2024[6,7]	120	97
Teco Finance, Inc. 5.15% 2020	270	272
Teekay Corp. 9.25% 2022[2]	2,915	3,076
Teekay Offshore Partners LP 8.50% 2023[2]	3,100	3,075
Tencent Holdings Ltd. 3.80% 2025	5,600	5,908
Tencent Holdings Ltd. 3.595% 2028	2,700	2,820
Tencent Holdings Ltd. 3.975% 2029[2]	1,100	1,189
Tencent Holdings Ltd. 3.975% 2029	750	810
Tenet Healthcare Corp. 4.625% 2024	2,074	2,128
Tenet Healthcare Corp. 4.875% 2026[2]	10,425	10,932
Teva Pharmaceutical Finance Co. BV 2.20% 2021	165	160
Teva Pharmaceutical Finance Co. BV 2.80% 2023	13,566	12,611
Teva Pharmaceutical Finance Co. BV 6.00% 2024	6,781	6,876
Teva Pharmaceutical Finance Co. BV 7.125% 2025[2]	1,160	1,194
Teva Pharmaceutical Finance Co. BV 3.15% 2026	17,935	14,976
Teva Pharmaceutical Finance Co. BV 4.10% 2046	27,720	20,030
Toronto-Dominion Bank 2.65% 2024	300	307
Toyota Motor Credit Corp. 3.20% 2027	4,830	5,109
Toyota Motor Credit Corp. 3.05% 2028	2,589	2,729
TPC Group Inc. 10.50% 2024[2]	255	257
Capital World Bond Fund — Page 22 of 32

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Transocean Inc. 9.00% 2023[2]	$1,493	$1,580
Travelers Cos., Inc. 4.00% 2047	2,195	2,484
Travelers Cos., Inc. 4.10% 2049	500	575
Trilogy International Partners, LLC 8.875% 2022[2]	7,725	7,283
Tronox Ltd. 6.50% 2026[2]	1,915	1,978
Turkey (Republic of) 7.00% 2020	1,925	1,963
Turkey (Republic of) 6.25% 2022	4,915	5,144
Turkey (Republic of) 5.75% 2024	13,500	13,837
Turkey (Republic of) 5.75% 2047	1,875	1,666
U.S. Treasury 2.375% 2020	13,000	13,034
U.S. Treasury 1.50% 2021	126,000	125,820
U.S. Treasury 2.375% 2021	150	151
U.S. Treasury 1.50% 2022	15,000	14,962
U.S. Treasury 1.625% 2022	5,000	5,003
U.S. Treasury 1.375% 2023	14,040	13,913
U.S. Treasury 1.375% 2023	3,770	3,734
U.S. Treasury 1.625% 2023	18,000	17,994
U.S. Treasury 1.75% 2023	22,700	22,784
U.S. Treasury 2.50% 2023	75,300	77,373
U.S. Treasury 2.625% 2023	45,100	46,481
U.S. Treasury 2.75% 2023	24,000	24,880
U.S. Treasury 2.75% 2023	12,921	13,384
U.S. Treasury 2.75% 2023	2,790	2,898
U.S. Treasury 2.875% 2023	260	272
U.S. Treasury 1.25% 2024	22,200	21,779
U.S. Treasury 1.50% 2024	255,150	253,106
U.S. Treasury 1.50% 2024	6,000	5,951
U.S. Treasury 1.75% 2024	1,181	1,185
U.S. Treasury 2.00% 2024	9,000	9,126
U.S. Treasury 2.00% 2024	7,800	7,908
U.S. Treasury 2.00% 2024	3,700	3,752
U.S. Treasury 2.25% 2024[13]	141,000	144,415
U.S. Treasury 2.375% 2024	6,040	6,213
U.S. Treasury 2.75% 2025	68,290	71,950
U.S. Treasury 2.875% 2025	27,270	28,975
U.S. Treasury 2.875% 2025	72	76
U.S. Treasury 1.625% 2026	15,900	15,704
U.S. Treasury 1.875% 2026	3,000	3,014
U.S. Treasury 2.125% 2026	7,500	7,652
U.S. Treasury 2.25% 2026	1,600	1,644
U.S. Treasury 2.25% 2027[13]	88,200	90,728
U.S. Treasury 2.25% 2027	15,000	15,426
U.S. Treasury 2.75% 2028[13]	75,816	80,751
U.S. Treasury 2.875% 2028	53,600	57,672
U.S. Treasury 1.625% 2029	90,520	88,176
U.S. Treasury 1.75% 2029	43,385	42,724
U.S. Treasury 2.375% 2029	13,070	13,585
U.S. Treasury 2.625% 2029	4,750	5,038
U.S. Treasury 4.375% 2039	1,500	2,008
U.S. Treasury 4.375% 2040	1,500	2,015
U.S. Treasury 4.375% 2041	1,750	2,360
U.S. Treasury 3.00% 2048[13]	25,105	28,281
U.S. Treasury 3.00% 2048[13]	7,110	7,995
U.S. Treasury 2.25% 2049[13]	17,119	16,611
U.S. Treasury 2.375% 2049[13]	4,250	4,236
Capital World Bond Fund — Page 23 of 32

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.375% 2025[3]	$28,755	$29,366
U.S. Treasury Inflation-Protected Security 2.375% 2025[3,13]	7,508	8,375
U.S. Treasury Inflation-Protected Security 0.25% 2029[3]	71,526	72,318
U.S. Treasury Inflation-Protected Security 0.875% 2029[3,13]	419,506	445,730
U.S. Treasury Inflation-Protected Security 1.375% 2044[3,13]	42,564	50,300
U.S. Treasury Inflation-Protected Security 0.875% 2047[3,13]	2,132	2,290
U.S. Treasury Inflation-Protected Security 1.00% 2049[3,13]	154,134	171,556
Ukraine Government 7.75% 2021	1,720	1,824
Ukraine Government 7.75% 2027	2,300	2,524
Ukraine Government 7.375% 2032[2]	810	866
Ultra Petroleum Corp. 11.00% 2024 (18.18% PIK)[10]	2,857	471
UniCredit SpA 5.861% 2032[1,2]	28,820	30,114
UniCredit SpA 7.296% 2034 (5-year USD-ICE Swap + 4.914% on 4/2/2029)[1,2]	14,405	16,572
Uniform Mortgage-Backed Security 2.50% 2035[4,11]	403	407
Uniform Mortgage-Backed Security 3.00% 2035[4,11]	23,521	24,086
Uniform Mortgage-Backed Security 3.00% 2035[4,11]	104	107
Union Pacific Corp. 3.95% 2028	1,000	1,104
Union Pacific Corp. 3.70% 2029	4,000	4,370
Union Pacific Corp. 4.30% 2049	1,550	1,788
Unisys Corp. 10.75% 2022[2]	1,850	1,994
United Mexican States 3.75% 2028	1,638	1,705
United Mexican States 4.75% 2044	1,122	1,244
United Technologies Corp. 3.35% 2021	3,000	3,072
United Technologies Corp. 3.65% 2023	16,260	17,139
United Technologies Corp. 3.125% 2027	250	262
United Technologies Corp. 4.125% 2028	4,100	4,619
United Technologies Corp. 4.50% 2042	500	599
UnitedHealth Group Inc. 2.70% 2020	2,330	2,340
UnitedHealth Group Inc. 2.125% 2021	10,000	10,035
UnitedHealth Group Inc. 3.75% 2025	2,160	2,333
Univision Communications Inc. 5.125% 2023[2]	5,100	5,100
Valaris PLC 7.75% 2026	3,850	2,185
Valaris PLC 5.75% 2044	1,305	592
Valeant Pharmaceuticals International, Inc. 6.125% 2025[2]	6,925	7,170
Valeant Pharmaceuticals International, Inc. 9.25% 2026[2]	7,085	8,151
VEB Finance Ltd. 6.902% 2020[2]	6,600	6,753
Venator Materials Corp. 5.75% 2025[2]	4,400	4,070
Venezuela (Bolivarian Republic of) 7.00% 2018[12]	60	7
Venezuela (Bolivarian Republic of) 7.75% 2019[12]	1,074	126
Venezuela (Bolivarian Republic of) 6.00% 2020[12]	883	106
Venezuela (Bolivarian Republic of) 12.75% 2022[12]	80	10
Venezuela (Bolivarian Republic of) 9.00% 2023[12]	1,289	155
Venezuela (Bolivarian Republic of) 8.25% 2024[12]	279	33
Venezuela (Bolivarian Republic of) 7.65% 2025[12]	120	14
Venezuela (Bolivarian Republic of) 11.75% 2026[12]	60	7
Venezuela (Bolivarian Republic of) 9.25% 2027[12]	159	19
Venezuela (Bolivarian Republic of) 9.25% 2028[12]	2,498	300
Venezuela (Bolivarian Republic of) 11.95% 2031[12]	99	12
Venezuela (Bolivarian Republic of) 7.00% 2038[12]	99	12
Veritas Holdings Ltd. 7.50% 2023[2]	2,600	2,601
Veritas Holdings Ltd. 10.50% 2024[2]	860	798
Vinci SA 3.75% 2029[2]	6,844	7,466
Vine Oil & Gas LP 8.75% 2023[2]	600	296
Virginia Electric and Power Co. 4.00% 2043	851	940
Virginia Electric and Power Co. 3.30% 2049	3,000	3,033
Capital World Bond Fund — Page 24 of 32

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Vodafone Group PLC 4.25% 2050	$1,600	$1,672
Volkswagen Group of America Finance, LLC 3.875% 2020[2]	9,600	9,758
Volkswagen Group of America Finance, LLC 4.00% 2021[2]	9,114	9,427
Volkswagen Group of America Finance, LLC 4.25% 2023[2]	14,700	15,664
Volkswagen Group of America Finance, LLC 2.85% 2024[2]	1,124	1,142
Volkswagen Group of America Finance, LLC 4.625% 2025[2]	6,345	7,023
Volkswagen Group of America Finance, LLC 4.75% 2028[2]	2,000	2,253
Wal-Mart Stores, Inc. 3.125% 2021	8,000	8,171
Wal-Mart Stores, Inc. 3.40% 2023	6,145	6,461
Wal-Mart Stores, Inc. 2.85% 2024	11,202	11,620
Wal-Mart Stores, Inc. 3.05% 2026	1,895	1,998
Wal-Mart Stores, Inc. 3.70% 2028	3,845	4,240
Warrior Met Coal, Inc. 8.00% 2024[2]	2,537	2,577
WEA Finance LLC 3.25% 2020[2]	3,795	3,826
Weatherford International PLC 11.00% 2024[2]	7,058	7,649
Wells Fargo & Co. 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[1]	3,925	3,951
Wesco Aircraft Holdings, Inc. 9.00% 2026[2]	1,950	2,046
Westinghouse Air Brake Technologies Corp. 4.40% 2024[1]	604	642
Westlake Chemical Corp. 5.00% 2046	260	278
Westlake Chemical Corp. 4.375% 2047	1,005	1,016
Williams Partners LP 4.125% 2020	1,625	1,645
WM. Wrigley Jr. Co. 3.375% 2020[2]	2,270	2,292
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[2]	4,825	5,065
Xcel Energy Inc. 2.60% 2029	1,129	1,118
Xerox Corp. 4.125% 2023	533	554
YES Bank Ltd. 3.75% 2023	3,215	2,700
Ziggo Bond Finance BV 5.50% 2027[2]	3,475	3,699
Zimmer Holdings, Inc. 3.15% 2022	5,030	5,135
		5,923,807
Total bonds, notes & other debt instruments (cost: $12,983,400,000)		13,337,016
Convertible bonds 0.00% U.S. dollars 0.00%
Gogo Inc., convertible notes, 6.00% 2022	32	40
Total convertible bonds (cost: $32,000)		40
Convertible stocks 0.02% U.S. dollars 0.02%	Shares
Associated Materials, LLC, convertible preferred, 14.00% 2020[8,9]	2,750	2,741
Total convertible stocks (cost: $2,640,000)		2,741
Common stocks 0.04% U.S. dollars 0.04%
Weatherford International[14]	172,187	4,812
Tribune Resources, Inc.[8,14]	514,396	836
Advanz Pharma Corp.[14,15]	52,958	154
Advanz Pharma Corp.[14]	19,614	57
Corporate Risk Holdings I, Inc.[8,9,14]	91,424	11
Total common stocks (cost: $9,683,000)		5,870
Capital World Bond Fund — Page 25 of 32

Rights & warrants 0.00% U.S. dollars 0.00%	Shares	Value (000)
Sable Permian Resources, LLC, warrants, expire 2024[2,8,9,14]	8,960	$646
Tribune Resources, Inc., Class A, warrants, expire 2023[8,9,14]	173,187	2
Tribune Resources, Inc., Class B, warrants, expire 2023[8,9,14]	134,701	1
Tribune Resources, Inc., Class C, warrants, expire 2023[8,9,14]	126,325	1
Associated Materials, LLC, warrants, expire 2023[8,9,14]	39,066	—[5]
Total rights & warrants (cost: $1,822,000)		650
Short-term securities 6.33% Money market investments 4.04%
Capital Group Central Cash Fund 1.73%[16]	5,801,873	580,187
Other short-term securities 2.29%	Principal amount (000)
Argentinian Treasury Bills (13.53%)–2.42% due 7/29/2020–7/31/2020	ARS390,408	4,864
Canadian Treasury Bills 1.67%–1.68% due 9/17/2020–10/15/2020	C$129,040	98,078
Egyptian Treasury Bills 13.13%–14.11% due 3/17/2020–7/28/2020	EGP300,000	17,904
Greek Treasury Bills (0.05%)–0.10% due 1/31/2020–6/5/2020	€63,325	71,084
Italian Treasury Bill (0.28%) due 5/14/2020	39,080	43,880
Nigerian Treasury Bills 12.14%–13.68% due 1/9/2020–3/5/2020	NGN17,689,400	48,197
United Kingdom Treasury Bill 0.71% due 4/14/2020	£33,360	44,095
		328,102
Total short-term securities (cost: $911,757,000)		908,289
Total investment securities 99.36% (cost: $13,909,334,000)		14,254,606
Other assets less liabilities 0.64%		91,543
Net assets 100.00%		$14,346,149
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[17] (000)	Value at 12/31/2019[18] (000)	Unrealized (depreciation) appreciation at 12/31/2019 (000)
2 Year Euro-Schatz Futures	Long	247	March 2020	€24,700	$31,004	$(11)
2 Year U.S. Treasury Note Futures	Long	2,484	April 2020	$496,800	535,302	(295)
5 Year Euro-Bobl Futures	Long	215	March 2020	€21,500	32,227	(106)
5 Year U.S. Treasury Note Futures	Long	8,809	April 2020	$880,900	1,044,830	(3,956)
10 Year Euro-Bund Futures	Short	535	March 2020	€(53,500)	(102,313)	438
10 Year U.S. Treasury Note Futures	Long	1,417	March 2020	$141,700	181,974	(1,581)
10 Year Ultra U.S. Treasury Note Futures	Short	1,196	March 2020	(119,600)	(168,281)	1,775
20 Year U.S. Treasury Bond Futures	Long	268	March 2020	26,800	41,783	(965)
30 Year Euro-Buxl Futures	Long	226	March 2020	€22,600	50,290	(1,398)
30 Year Ultra U.S. Treasury Bond Futures	Short	17	March 2020	$(1,700)	(3,088)	(5)
						$(6,104)
Capital World Bond Fund — Page 26 of 32

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2019 (000)
Purchases (000)	Sales (000)
AUD57,400	USD39,352	Goldman Sachs	1/6/2020	$935
EUR43,025	USD47,762	JPMorgan Chase	1/6/2020	518
EUR9,725	USD10,813	Standard Chartered Bank	1/6/2020	99
NOK3,180	EUR314	Standard Chartered Bank	1/6/2020	10
THB386	USD13	JPMorgan Chase	1/6/2020	—[5]
USD56,173	ILS194,000	JPMorgan Chase	1/6/2020	(20)
USD2,627	CNH18,500	HSBC Bank	1/6/2020	(30)
USD2,983	EUR2,700	Barclays Bank PLC	1/6/2020	(47)
USD7,511	EUR6,785	Barclays Bank PLC	1/6/2020	(103)
USD17,375	EUR15,652	JPMorgan Chase	1/6/2020	(188)
USD19,206	ZAR284,000	Citibank	1/6/2020	(1,055)
USD57,118	JPY6,193,000	UBS AG	1/7/2020	98
ILS49,100	USD14,186	UBS AG	1/7/2020	37
EUR420	USD463	JPMorgan Chase	1/7/2020	9
USD1,098	ILS3,800	UBS AG	1/7/2020	(3)
USD467	EUR420	Standard Chartered Bank	1/7/2020	(4)
USD384	CAD510	HSBC Bank	1/7/2020	(9)
USD873	ZAR12,950	JPMorgan Chase	1/7/2020	(51)
USD4,886	EUR4,400	Bank of New York Mellon	1/7/2020	(52)
USD5,581	EUR5,060	Bank of New York Mellon	1/7/2020	(98)
USD11,735	CNH82,630	HSBC Bank	1/7/2020	(134)
JPY8,124,000	USD75,063	JPMorgan Chase	1/7/2020	(263)
USD4,875	ZAR72,360	Morgan Stanley	1/7/2020	(286)
USD15,732	MXN310,000	Goldman Sachs	1/7/2020	(648)
USD76,786	EUR69,450	HSBC Bank	1/7/2020	(1,150)
USD25,596	ZAR376,900	Bank of America	1/7/2020	(1,290)
USD31,375	ZAR465,000	JPMorgan Chase	1/7/2020	(1,796)
EUR34,300	USD38,276	Citibank	1/8/2020	218
CZK881,200	EUR34,503	Goldman Sachs	1/8/2020	150
USD51,172	JPY5,551,730	Citibank	1/8/2020	53
EUR45	USD50	Bank of New York Mellon	1/8/2020	1
USD4,451	EUR3,998	JPMorgan Chase	1/8/2020	(36)
USD8,418	CNH59,400	HSBC Bank	1/8/2020	(114)
USD38,081	EUR34,300	Goldman Sachs	1/8/2020	(413)
AUD44,250	USD30,213	Citibank	1/9/2020	846
EUR28,288	USD31,453	Morgan Stanley	1/9/2020	295
GBP14,030	USD18,456	Bank of America	1/9/2020	133
KRW4,419,640	USD3,710	JPMorgan Chase	1/9/2020	112
KRW9,798,260	USD8,383	Citibank	1/9/2020	91
USD23,205	INR1,674,950	JPMorgan Chase	1/9/2020	(241)
USD39,906	EUR35,890	Morgan Stanley	1/9/2020	(374)
USD35,695	BRL150,210	Goldman Sachs	1/9/2020	(1,632)
CLP68,482,000	USD86,103	Morgan Stanley	1/10/2020	4,985
USD40,381	CLP30,355,950	Goldman Sachs	1/10/2020	4
USD8,294	INR592,250	JPMorgan Chase	1/10/2020	4
USD15,722	CLP12,620,000	Citibank	1/10/2020	(1,064)
EUR171,850	USD190,793	HSBC Bank	1/13/2020	2,131
GBP36,418	USD47,957	Bank of America	1/13/2020	300
EUR22,903	USD25,566	Citibank	1/13/2020	146
USD5,228	GBP3,970	Bank of America	1/13/2020	(33)
USD4,138	EUR3,720	Standard Chartered Bank	1/13/2020	(38)
Capital World Bond Fund — Page 27 of 32

Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2019 (000)
Purchases (000)	Sales (000)
USD932	ZAR13,651	Morgan Stanley	1/13/2020	$(41)
USD19,814	THB600,600	Standard Chartered Bank	1/13/2020	(243)
USD48,468	EUR43,656	HSBC Bank	1/13/2020	(541)
JPY3,036,000	USD28,051	Citibank	1/14/2020	(87)
USD8,664	EUR7,800	Bank of New York Mellon	1/14/2020	(93)
EUR127,095	USD141,943	Barclays Bank PLC	1/15/2020	755
KRW13,437,300	USD11,557	Standard Chartered Bank	1/15/2020	67
USD126	GBP95	JPMorgan Chase	1/15/2020	—[5]
JPY222,373	EUR1,840	Morgan Stanley	1/15/2020	(18)
EUR13,861	PLN59,475	JPMorgan Chase	1/15/2020	(114)
USD29,759	EUR26,653	Bank of New York Mellon	1/15/2020	(166)
GBP81,030	EUR95,909	Goldman Sachs	1/15/2020	(304)
USD63,859	EUR57,203	Citibank	1/15/2020	(367)
GBP53,610	USD70,460	Bank of New York Mellon	1/16/2020	585
GBP46,840	USD61,583	Bank of New York Mellon	1/16/2020	490
JPY17,237,908	USD158,366	Citibank	1/16/2020	428
ILS80,100	USD22,946	Bank of America	1/16/2020	268
EUR25,680	USD28,628	Bank of New York Mellon	1/16/2020	207
KRW12,321,400	USD10,489	Standard Chartered Bank	1/16/2020	170
JPY4,767,040	USD43,803	Bank of New York Mellon	1/16/2020	110
CHF5,200	USD5,298	Citibank	1/16/2020	81
CAD3,760	USD2,855	JPMorgan Chase	1/16/2020	41
USD6,950	GBP5,279	Barclays Bank PLC	1/16/2020	(46)
USD10,942	GBP8,310	HSBC Bank	1/16/2020	(71)
USD10,053	EUR9,018	Bank of New York Mellon	1/16/2020	(73)
USD33,875	ILS117,650	UBS AG	1/16/2020	(221)
USD40,684	MXN779,600	Citibank	1/16/2020	(448)
EUR114,615	NOK1,161,100	Bank of America	1/16/2020	(3,570)
JPY7,262,720	USD66,445	Barclays Bank PLC	1/17/2020	462
EUR47,680	USD53,334	Bank of America	1/17/2020	206
EUR33,980	USD38,014	Citibank	1/17/2020	142
EUR17,100	USD19,143	Standard Chartered Bank	1/17/2020	59
USD2,056	CNH14,390	Standard Chartered Bank	1/17/2020	(11)
USD5,595	EUR5,000	Barclays Bank PLC	1/17/2020	(19)
USD100,929	EUR90,190	Barclays Bank PLC	1/17/2020	(347)
AUD112,700	USD77,715	Citibank	1/21/2020	1,416
MXN702,574	USD36,931	Standard Chartered Bank	1/21/2020	106
USD42,772	MXN812,080	UBS AG	1/21/2020	(39)
USD26,533	MYR109,940	HSBC Bank	1/21/2020	(325)
GBP29,000	USD38,784	Standard Chartered Bank	1/21/2020	(346)
JPY10,175,720	USD93,109	Goldman Sachs	1/23/2020	665
EUR58,344	USD65,267	Citibank	1/23/2020	275
USD19,129	INR1,360,800	HSBC Bank	1/23/2020	109
USD19,547	MXN371,200	UBS AG	1/23/2020	(15)
USD17,685	CNH123,800	JPMorgan Chase	1/23/2020	(91)
USD60,483	CNH423,850	UBS AG	1/23/2020	(376)
USD205,340	EUR183,561	Citibank	1/23/2020	(864)
USD9,642	COP32,040,000	Citibank	1/24/2020	(96)
USD39,350	AUD57,330	Citibank	1/24/2020	(907)
EUR282,163	USD314,565	Standard Chartered Bank	1/27/2020	2,486
JPY2,404,970	USD22,014	Standard Chartered Bank	1/27/2020	154
Capital World Bond Fund — Page 28 of 32

Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2019 (000)
Purchases (000)	Sales (000)
USD2,347	CAD3,077	Bank of New York Mellon	1/27/2020	$(22)
USD2,615	EUR2,355	JPMorgan Chase	1/27/2020	(31)
USD3,109	EUR2,800	JPMorgan Chase	1/27/2020	(37)
USD5,778	BRL23,600	JPMorgan Chase	1/27/2020	(84)
USD142,147	EUR127,458	JPMorgan Chase	1/27/2020	(1,070)
USD5,286	IDR74,142,490	JPMorgan Chase	1/28/2020	(41)
EUR27,650	USD30,875	Standard Chartered Bank	1/30/2020	200
USD1,472	CLP1,103,150	JPMorgan Chase	2/6/2020	5
CLP2,210,080	USD2,990	Goldman Sachs	2/6/2020	(49)
CNH297,700	USD42,065	Standard Chartered Bank	2/10/2020	662
CNH122,300	USD17,356	Standard Chartered Bank	2/10/2020	197
USD21,011	CNH148,200	HSBC Bank	2/10/2020	(259)
USD115,719	CNH827,150	Standard Chartered Bank	2/10/2020	(2,996)
USD2,794	EUR2,510	JPMorgan Chase	2/25/2020	(32)
USD36,209	MXN717,270	JPMorgan Chase	3/4/2020	(1,366)
EUR154,890	USD173,471	HSBC Bank	3/17/2020	1,113
EUR14,410	USD16,155	Standard Chartered Bank	3/17/2020	87
EUR6,000	USD6,721	Citibank	3/18/2020	42
NOK24,015	CAD3,500	JPMorgan Chase	3/18/2020	40
CZK230,387	EUR9,000	Citibank	3/18/2020	20
SEK20,907	EUR2,000	JPMorgan Chase	3/18/2020	(14)
USD5,284	NZD8,000	Bank of America	3/18/2020	(107)
USD6,196	AUD9,000	Bank of America	3/18/2020	(132)
USD1,065	EUR910	JPMorgan Chase	3/20/2020	39
USD23,221	EUR20,095	Bank of America	3/26/2020	558
EUR12,895	USD14,436	HSBC Bank	3/26/2020	107
USD2,099	EUR1,815	JPMorgan Chase	3/26/2020	52
USD261	BRL1,100	JPMorgan Chase	3/31/2020	(12)
USD10,092	BRL40,000	JPMorgan Chase	4/1/2020	188
USD2,844	BRL11,600	JPMorgan Chase	4/1/2020	(28)
USD4,329	BRL17,700	JPMorgan Chase	4/1/2020	(53)
USD20,378	BRL83,000	JPMorgan Chase	4/1/2020	(172)
USD99,956	BRL411,800	JPMorgan Chase	4/1/2020	(2,000)
USD6,556	EUR5,839	Standard Chartered Bank	6/12/2020	(62)
				$(5,811)
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 12/31/2019 (000)
1.555%	U.S. EFFR	1/29/2020	$314,400	$1	$—	$1
1.538%	U.S. EFFR	1/29/2020	307,700	(3)	—	(3)
1.5365%	U.S. EFFR	1/29/2020	207,500	(3)	—	(3)
1.535%	U.S. EFFR	1/29/2020	217,600	(3)	—	(3)
U.S. EFFR	1.558%	3/18/2020	535,000	4	—	4
U.S. EFFR	1.56%	3/18/2020	535,000	3	—	3
1.5435%	U.S. EFFR	4/29/2020	624,700	(7)	—	(7)
Capital World Bond Fund — Page 29 of 32

Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 12/31/2019 (000)
1.535%	U.S. EFFR	4/29/2020	$625,300	$(13)	$—	$(13)
2.354%	U.S. EFFR	2/8/2021	23,500	209	—	209
2.103%	U.S. EFFR	3/28/2021	35,000	233	—	233
3-month USD-LIBOR	2.312%	5/23/2021	35,000	(287)	—	(287)
1.5055%	3-month USD-LIBOR	8/19/2021	25,000	(78)	—	(78)
3-month CZK-PRIBOR	2.00%	10/22/2021	CZK1,000,000	84	—	84
0.385%	6-month HUF-BUBOR	10/22/2021	HUF10,000,000	(40)	—	(40)
1.355%	U.S. EFFR	10/24/2021	$6,600	(11)	—	(11)
1.339%	U.S. EFFR	10/24/2021	12,000	(24)	—	(24)
1.332%	U.S. EFFR	11/4/2021	17,000	(35)	—	(35)
1.71375%	3-month Canada BA	6/3/2022	C$50,000	(266)	—	(266)
3-month USD-LIBOR	1.8805%	6/5/2022	$67,000	(331)	—	(331)
1.426%	3-month NZD-BBR-FRA	6/6/2022	NZ$50,000	122	—	122
3-month USD-LIBOR	1.8402%	6/6/2022	$33,000	(132)	—	(132)
1.956%	3-month Canada BA	12/11/2022	C$19,000	(25)	—	(25)
1.2482%	3-month NZD-BBR-FRA	12/13/2022	NZ$22,000	(24)	—	(24)
1.1308%	6-month GBP-LIBOR	1/11/2023	£26,600	323	—	323
(0.279)%	3-month EURIBOR	10/24/2023	€45,000	(86)	—	(86)
3-month USD-LIBOR	2.18075%	3/29/2024	$9,100	(179)	—	(179)
3-month USD-LIBOR	2.194%	3/29/2024	9,200	(186)	—	(186)
3-month USD-LIBOR	2.21875%	3/29/2024	9,700	(206)	—	(206)
3-month USD-LIBOR	2.221%	4/1/2024	9,000	(192)	—	(192)
3-month USD-LIBOR	1.7935%	7/12/2024	14,600	(51)	—	(51)
(0.0955)%	6-month EURIBOR	7/22/2024	€347,700	(839)	—	(839)
(0.1262)%	6-month EURIBOR	7/25/2024	18,220	(57)	—	(57)
(0.1667)%	6-month EURIBOR	7/29/2024	36,560	(150)	—	(150)
(0.356)%	6-month EURIBOR	8/9/2024	330,000	(2,812)	—	(2,812)
1.3798%	6-month GBP-LIBOR	1/11/2028	£18,350	782	—	782
0.37855%	6-month JPY-LIBOR	10/12/2028	¥4,200,000	934	—	934
U.S. EFFR	2.398%	2/8/2029	$5,000	(329)	—	(329)
3-month USD-LIBOR	2.3665%	3/27/2029	7,700	(332)	—	(332)
3-month USD-LIBOR	1.412%	8/19/2029	3,700	154	—	154
6-month HUF-BUBOR	1.36%	10/22/2029	HUF2,000,000	106	—	106
6-month HUF-BUBOR	1.39%	11/11/2029	12,410,000	563	—	563
6-month PLN-WIBOR	1.90%	11/12/2029	PLN163,600	(135)	—	(135)
6-month PLN-WIBOR	1.88%	11/20/2029	163,280	(56)	—	(56)
1.5598%	6-month GBP-LIBOR	1/11/2038	£10,700	1,049	—	1,049
3-month USD-LIBOR	2.0105%	12/18/2049	$16,600	313	—	313
					$—	$(2,012)
Capital World Bond Fund — Page 30 of 32

[1]	Step bond; coupon rate may change at a later date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,201,261,000, which represented 8.37% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Amount less than one thousand.
[6]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[7]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $18,635,000, which represented .13% of the net assets of the fund.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $7,192,000, which represented .05% of the net assets of the fund.
[9]	Value determined using significant unobservable inputs.
[10]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[11]	Purchased on a TBA basis.
[12]	Scheduled interest and/or principal payment was not received.
[13]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $47,260,000, which represented .33% of the net assets of the fund.
[14]	Security did not produce income during the last 12 months.
[15]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[16]	Rate represents the seven-day yield at 12/31/2019.
[17]	Notional amount is calculated based on the number of contracts and notional contract size.
[18]	Value is calculated based on the notional amount and current market price.
Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Advanz Pharma Corp.	8/31/2018	$670	$154.00%
Key to abbreviations and symbols
ARS = Argentine pesos	INR = Indian rupees
AUD/A$ = Australian dollars	JPY/¥ = Japanese yen
BA = Banker’s acceptances	KRW = South Korean won
BBR = Bank Base Rate	LIBOR = London Interbank Offered Rate
BRL = Brazilian reais	MXN = Mexican pesos
BUBOR = Budapest Interbank Offered Rate	MYR = Malaysian ringgits
CAD/C$ = Canadian dollars	NGN = Nigerian naira
CHF = Swiss francs	NOK/NKr = Norwegian kroner
CLP = Chilean pesos	NZD/NZ$ = New Zealand dollars
CNH/CNY = Chinese yuan renminbi	PEN = Peruvian nuevos soles
COP = Colombian pesos	PLN = Polish zloty
CZK = Czech korunas	PRIBOR = Prague Interbank Offered Rate
DKr = Danish kroner	RON = Romanian leu
DOP = Dominican pesos	RUB = Russian rubles
EFFR = Effective Federal Funds Rate	SEK = Swedish kronor
EGP = Egyptian pounds	SOFR = Secured Overnight Financing Rate
EUR/€ = Euros	TBA = To-be-announced
EURIBOR = Euro Interbank Offered Rate	THB = Thai baht
FRA = Forward Rate Agreement	TRY = Turkish lira
GBP/£ = British pounds	UAH = Ukrainian hryvnia
GHS = Ghanaian cedi	USD/$ = U.S. dollars
HUF = Hungarian forints	UYU = Uruguayan pesos
ICE = Intercontinental Exchange, Inc.	WIBOR = Warsaw Interbank Offer Rate
IDR = Indonesian rupiah	ZAR = South African rand
ILS = Israeli shekels	ZMW = Zambian kwacha
Capital World Bond Fund — Page 31 of 32

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFPX-031-0220O-S73226	Capital World Bond Fund — Page 32 of 32

Summary investment portfolio December 31, 2019

Portfolio by type of security	Percent of net assets

	Percent of net assets
Bonds & notes of governments & government agencies outside the U.S.
Japan		12.06%
Eurozone*:
Italy	3.96%
Greece	3.11
France	1.34
Spain	1.07
Germany	1.05
Portugal	.51
Ireland	.29
Belgium	.14
Lithuania	.08
Netherlands	.05
Austria	.01	11.61
China		3.17
Malaysia		1.87
United Kingdom		1.76
India		1.49
Brazil		1.43
South Africa		1.39
Canada		1.33
Romania		1.29
Mexico		1.25
Indonesia		1.01
Other		10.80
		50.46%

*	Countries using the euro as a common currency: Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Latvia, Lithuania, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain.

6	Capital World Bond Fund

Bonds, notes & other debt instruments 92.97%	Principal amount (000)		Value (000)
Euros 18.24%
China (People’s Republic of) 0.125% 2026		€7,700	$8,608
French Republic O.A.T. 0.50% 2029		92,625	108,050
French Republic O.A.T. 0%–2.00% 2027–2066		69,105	84,841
Germany (Federal Republic of) 0% 2029		70,860	80,935
Germany (Federal Republic of) 0.10%–2.50% 2026–2048[1]		53,046	69,668
Greece (Hellenic Republic of) 3.45% 2024		58,235	73,369
Greece (Hellenic Republic of) 3.75% 2028		66,628	88,496
Greece (Hellenic Republic of) 3.875% 2029		127,835	173,184
Greece (Hellenic Republic of) 1.88%–4.20% 2025–2042		82,643	111,169
Italy (Republic of) 0.10% 2023[1]		115,014	130,678
Italy (Republic of) 2.80% 2028		190,374	241,833
Italy (Republic of) 3.00% 2029		58,330	75,421
Italy (Republic of) 1.35%–3.85% 2022–2049		90,700	112,098
Petróleos Mexicanos 3.125% 2020		3,710	4,267
Romania 4.625% 2049		71,220	98,860
Romania 2.50%–4.63% 2029–2049		65,355	82,865
Serbia (Republic of) 1.50% 2029		54,099	61,870
Spain (Kingdom of) 0.40%–2.70% 2022–2048		123,435	153,025
State Grid Europe Development (2014) PLC 1.50% 2022		1,325	1,530
State Grid Overseas Investment Ltd. 1.25%–2.13% 2022–2030		9,475	11,028
Other securities			844,345
			2,616,140

Japanese yen 13.00%
Bank of China/Tokyo 0.42% 2021		¥700,000	6,449
Export-Import Bank of India 0.59% 2022		2,300,000	21,087
Indonesia (Republic of) 0.54%–0.67% 2020–2022		1,700,000	15,655
Japan, Series 128, 0.10% 2021		7,203,350	66,526
Japan, Series 19, 0.10% 2024[1]		11,559,390	108,195
Japan, Series 18, 0.10% 2024[1]		11,113,750	103,870
Japan, Series 346, 0.10% 2027		30,890,300	288,494
Japan, Series 23, 0.10% 2028[1]		23,005,568	217,871
Japan, Series 356, 0.10% 2029		34,880,000	324,790
Japan, Series 24, 0.10% 2029[1]		9,554,647	90,486
Japan, Series 145, 1.70% 2033		8,945,000	99,995
Japan, Series 161, 0.60% 2037		8,835,600	86,607
Japan, Series 42, 1.70% 2044		8,978,850	108,775
Japan 0.10%–1.40% 2022–2048[1]		24,695,234	234,778
United Mexican States 0.62%–0.70% 2021–2022		2,600,000	24,030
Other securities			67,400
			1,865,008

Chinese yuan renminbi 3.11%
China (People’s Republic of), Series 1910, 3.86% 2049	CNY	1,000,550	147,518
China (People’s Republic of) 3.22%–3.29% 2025–2029		369,500	53,644
China Development Bank Corp., Series 1905, 3.48% 2029		1,047,600	148,007
China Development Bank Corp. 4.04%–4.69% 2023–2028		647,800	96,883
			446,052

British pounds 1.95%
Electricité de France SA 6.00% 2114		£700	1,535
United Kingdom 1.00%–4.25% 2020–2065		163,042	252,758
Other securities			26,119
			280,412

Malaysian ringgits 1.87%
Malaysia (Federation of), Series 0319, 3.478% 2024	MYR	339,970	84,096
Malaysia (Federation of), Series 0418, 4.893% 2038		342,985	95,566
Malaysia (Federation of) 3.73%–4.92% 2024–2048		346,250	88,707
			268,369

Brazilian reais 1.43%
Brazil (Federative Republic of) 0% 2020	BRL	565,200	139,028
Brazil (Federative Republic of) 0%–10.00% 2021–2029[1]		248,426	66,394
			205,422

Capital World Bond Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Indian rupees 1.37%
India (Republic of) 6.97% 2026	INR	4,348,950	$61,611
India (Republic of) 6.79%–8.24% 2023–2029		8,001,090	115,549
Other securities			18,782
			195,942

Canadian dollars 1.34%
Canada 2.25% 2025	C$	171,210	135,726
Canada 0.75%–3.50% 2021–2048[1]		51,284	44,354
Other securities			12,576
			192,656

South African rand 1.33%
South Africa (Republic of) 8.00% 2030	ZAR	35,550	2,371
South Africa (Republic of), Series R-2044, 8.75% 2044		1,014,850	63,760
South Africa (Republic of), Series R-2048, 8.75% 2048		1,972,300	124,385
			190,516

Mexican pesos 1.24%
Petróleos Mexicanos 7.19%–7.47% 2024–2026	MXN	542,000	25,278
United Mexican States, Series M, 7.50% 2027		1,768,520	97,233
United Mexican States 5.75%–8.50% 2023–2029		979,995	55,052
Other securities			783
			178,346

Danish kroner 0.96%
Nykredit Realkredit AS, Series 01E, 1.50% 2040[2]	DKr	578,351	89,732
Other securities			48,125
			137,857

Norwegian kroner 0.93%
Norway (Kingdom of) 3.75% 2021	NKr	608,801	71,682
Norway (Kingdom of) 2.00% 2023		527,089	61,241
			132,923

Indonesian rupiah 0.53%
Indonesia (Republic of) 6.13%–8.75% 2024–2034	IDR	991,830,000	75,849

Romanian leu 0.03%
Romania 5.95% 2021	RON	15,000	3,630

U.S. dollars 41.29%
Banco do Brasil SA (Cayman) 3.875% 2022		$1,300	1,328
Bank of China Ltd. 3.50% 2027		3,100	3,210
China CITIC Bank International Ltd. 4.625% 2029 (UST Yield Curve Rate T Note Constant Maturity 5-year + 2.25% on 2/28/2024)[3]		5,800	6,040
China Construction Bank Corp. 4.25% 2029 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.88% on 2/27/2024)[3]		2,000	2,099
Comision Federal de Electricidad 4.75%–4.88% 2024–2027[4]		3,870	4,164
Dianjian Haiyu Ltd. 3.50%–4.30% 2049[3]		4,723	4,774
Dianjian International Finance Ltd., 4.60% (UST Yield Curve Rate T Note Constant Maturity 5-year + 6.933% on 7/19/2023)[3]		3,242	3,352
Electricité de France SA 3.63%–5.00% 2025–2048[4]		11,217	12,859
Equinor ASA 3.25%–3.63% 2028–2049		10,703	11,535
Fannie Mae Pool #MA3692 3.50% 2049[2]		134,511	138,233
Fannie Mae 0%–7.00% 2022–2049[2,5]		185,603	193,070
Freddie Mac Pool #ZT1545 4.00% 2048[2]		115,769	120,554
Freddie Mac 0%–4.00% 2026–2049[2,5]		94,092	97,047
Government National Mortgage Assn. Pool #MA5987 4.50% 2049[2]		56,830	59,598
Indonesia (Republic of) 3.38%–6.75% 2022–2044[4]		42,600	46,487
Leader Goal International Ltd. 4.25%[3]		1,800	1,841
Petrobras Global Finance Co. 8.75% 2026		650	836
Petróleos Mexicanos 6.35% 2048		3,571	3,458
PT Indonesia Asahan Aluminium Tbk 5.23%–6.76% 2021–2048[4]		5,785	6,512
South Africa (Republic of) 5.50% 2020		9,300	9,362
State Grid Overseas Investment Ltd. 3.50% 2027[4]		28,850	30,214
Statoil ASA 3.25% 2024		1,050	1,106

8	Capital World Bond Fund

	Principal amount (000)	Value (000)
U.S. Treasury 1.50% 2021	$126,000	$125,820
U.S. Treasury 2.50% 2023	75,300	77,373
U.S. Treasury 1.50% 2024	255,150	253,106
U.S. Treasury 2.25% 2024[6]	141,000	144,415
U.S. Treasury 2.75% 2025	68,290	71,950
U.S. Treasury 2.25% 2027[6]	88,200	90,728
U.S. Treasury 2.75% 2028[6]	75,816	80,751
U.S. Treasury 1.625% 2029	90,520	88,176
U.S. Treasury 1.25%–4.38% 2020–2049[6]	476,133	490,420
U.S. Treasury Inflation-Protected Security 0.25% 2029[1]	71,526	72,318
U.S. Treasury Inflation-Protected Security 0.875% 2029[1,6]	419,506	445,730
U.S. Treasury Inflation-Protected Security 1.00% 2049[1,6]	154,134	171,556
U.S. Treasury Inflation-Protected Securities 0.38%–2.38% 2025–2047[1,6]	80,959	90,331
United Mexican States 3.75%–4.75% 2028–2044	2,760	2,949
Other securities		2,960,505
		5,923,807

Other 4.35%
Other securities		624,087

Total bonds, notes & other debt instruments (cost: $12,983,400,000)		13,337,016

Convertible bonds 0.00%
U.S. dollars 0.00%
Other securities		40

Total convertible bonds (cost: $32,000)		40

Convertible stocks 0.02%	Shares
U.S. dollars 0.02%
Other securities		2,741

Total convertible stocks (cost: $2,640,000)		2,741

Common stocks 0.04%
U.S. dollars 0.04%
Other securities		5,870

Total common stocks (cost: $9,683,000)		5,870

Rights & warrants 0.00%
U.S. dollars 0.00%
Other securities		650

Total rights & warrants (cost: $1,822,000)		650

Short-term securities 6.33%
Money market investments 4.04%
Capital Group Central Cash Fund 1.73%[7]	5,801,873	580,187

Capital World Bond Fund	9

Short-term securities (continued)	Principal amount (000)		Value (000)
Other short-term securities 2.29%
Canadian Treasury Bills 1.67%–1.68% due 9/17/2020–10/15/2020	C$	129,040	$98,078
Greek Treasury Bills (0.05%)–0.10% due 1/31/2020–6/5/2020		€63,325	71,084
Italian Treasury Bill (0.28)% due 5/14/2020		39,080	43,880
Other securities			115,060
			328,102

Total short-term securities (cost: $911,757,000)			908,289
Total investment securities 99.36% (cost: $13,909,334,000)			14,254,606
Other assets less liabilities 0.64%			91,543

Net assets 100.00%			$14,346,149

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities that were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities that were valued under fair value procedures was $7,192,000, which represented .05% of the net assets of the fund. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $18,635,000, which represented ..13% of the net assets of the fund. One security in “Other securities” (with a value of $154,000, an aggregate cost of $670,000, and which represented less than .01% of the net assets of the fund) was acquired on 8/31/2018 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [8]	Value at 12/31/2019 (000) [9]	Unrealized (depreciation) appreciation at 12/31/2019 (000)
2 Year Euro-Schatz Futures	Long	247	March 2020	€24,700	$31,004	$(11)
2 Year U.S. Treasury Note Futures	Long	2,484	April 2020	$496,800	535,302	(295)
5 Year Euro-Bobl Futures	Long	215	March 2020	€21,500	32,227	(106)
5 Year U.S. Treasury Note Futures	Long	8,809	April 2020	$880,900	1,044,830	(3,956)
10 Year Euro-Bund Futures	Short	535	March 2020	€(53,500)	(102,313)	438
10 Year U.S. Treasury Note Futures	Long	1,417	March 2020	$141,700	181,974	(1,581)
10 Year Ultra U.S. Treasury Note Futures	Short	1,196	March 2020	(119,600)	(168,281)	1,775
20 Year U.S. Treasury Bond Futures	Long	268	March 2020	26,800	41,783	(965)
30 Year Euro-Buxl Futures	Long	226	March 2020	€22,600	50,290	(1,398)
30 Year Ultra U.S. Treasury Bond Futures	Short	17	March 2020	$(1,700)	(3,088)	(5)
						$(6,104)

Forward currency contracts

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 12/31/2019 (000)
AUD57,400	USD39,352	Goldman Sachs	1/6/2020	$935
EUR43,025	USD47,762	JPMorgan Chase	1/6/2020	518
EUR9,725	USD10,813	Standard Chartered Bank	1/6/2020	99
NOK3,180	EUR314	Standard Chartered Bank	1/6/2020	10
THB386	USD13	JPMorgan Chase	1/6/2020	— [10]
USD56,173	ILS194,000	JPMorgan Chase	1/6/2020	(20)
USD2,627	CNH18,500	HSBC Bank	1/6/2020	(30)
USD2,983	EUR2,700	Barclays Bank PLC	1/6/2020	(47)
USD7,511	EUR6,785	Barclays Bank PLC	1/6/2020	(103)
USD17,375	EUR15,652	JPMorgan Chase	1/6/2020	(188)
USD19,206	ZAR284,000	Citibank	1/6/2020	(1,055)
USD57,118	JPY6,193,000	UBS AG	1/7/2020	98
ILS49,100	USD14,186	UBS AG	1/7/2020	37

10	Capital World Bond Fund

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 12/31/2019 (000)
EUR420	USD463	JPMorgan Chase	1/7/2020	$9
USD1,098	ILS3,800	UBS AG	1/7/2020	(3)
USD467	EUR420	Standard Chartered Bank	1/7/2020	(4)
USD384	CAD510	HSBC Bank	1/7/2020	(9)
USD873	ZAR12,950	JPMorgan Chase	1/7/2020	(51)
USD4,886	EUR4,400	Bank of New York Mellon	1/7/2020	(52)
USD5,581	EUR5,060	Bank of New York Mellon	1/7/2020	(98)
USD11,735	CNH82,630	HSBC Bank	1/7/2020	(134)
JPY8,124,000	USD75,063	JPMorgan Chase	1/7/2020	(263)
USD4,875	ZAR72,360	Morgan Stanley	1/7/2020	(286)
USD15,732	MXN310,000	Goldman Sachs	1/7/2020	(648)
USD76,786	EUR69,450	HSBC Bank	1/7/2020	(1,150)
USD25,596	ZAR376,900	Bank of America	1/7/2020	(1,290)
USD31,375	ZAR465,000	JPMorgan Chase	1/7/2020	(1,796)
EUR34,300	USD38,276	Citibank	1/8/2020	218
CZK881,200	EUR34,503	Goldman Sachs	1/8/2020	150
USD51,172	JPY5,551,730	Citibank	1/8/2020	53
EUR45	USD50	Bank of New York Mellon	1/8/2020	1
USD4,451	EUR3,998	JPMorgan Chase	1/8/2020	(36)
USD8,418	CNH59,400	HSBC Bank	1/8/2020	(114)
USD38,081	EUR34,300	Goldman Sachs	1/8/2020	(413)
AUD44,250	USD30,213	Citibank	1/9/2020	846
EUR28,288	USD31,453	Morgan Stanley	1/9/2020	295
GBP14,030	USD18,456	Bank of America	1/9/2020	133
KRW4,419,640	USD3,710	JPMorgan Chase	1/9/2020	112
KRW9,798,260	USD8,383	Citibank	1/9/2020	91
USD23,205	INR1,674,950	JPMorgan Chase	1/9/2020	(241)
USD39,906	EUR35,890	Morgan Stanley	1/9/2020	(374)
USD35,695	BRL150,210	Goldman Sachs	1/9/2020	(1,632)
CLP68,482,000	USD86,103	Morgan Stanley	1/10/2020	4,985
USD40,381	CLP30,355,950	Goldman Sachs	1/10/2020	4
USD8,294	INR592,250	JPMorgan Chase	1/10/2020	4
USD15,722	CLP12,620,000	Citibank	1/10/2020	(1,064)
EUR171,850	USD190,793	HSBC Bank	1/13/2020	2,131
GBP36,418	USD47,957	Bank of America	1/13/2020	300
EUR22,903	USD25,566	Citibank	1/13/2020	146
USD5,228	GBP3,970	Bank of America	1/13/2020	(33)
USD4,138	EUR3,720	Standard Chartered Bank	1/13/2020	(38)
USD932	ZAR13,651	Morgan Stanley	1/13/2020	(41)
USD19,814	THB600,600	Standard Chartered Bank	1/13/2020	(243)
USD48,468	EUR43,656	HSBC Bank	1/13/2020	(541)
JPY3,036,000	USD28,051	Citibank	1/14/2020	(87)
USD8,664	EUR7,800	Bank of New York Mellon	1/14/2020	(93)
EUR127,095	USD141,943	Barclays Bank PLC	1/15/2020	755
KRW13,437,300	USD11,557	Standard Chartered Bank	1/15/2020	67
USD126	GBP95	JPMorgan Chase	1/15/2020	— [10]
JPY222,373	EUR1,840	Morgan Stanley	1/15/2020	(18)
EUR13,861	PLN59,475	JPMorgan Chase	1/15/2020	(114)
USD29,759	EUR26,653	Bank of New York Mellon	1/15/2020	(166)
GBP81,030	EUR95,909	Goldman Sachs	1/15/2020	(304)
USD63,859	EUR57,203	Citibank	1/15/2020	(367)
GBP53,610	USD70,460	Bank of New York Mellon	1/16/2020	585
GBP46,840	USD61,583	Bank of New York Mellon	1/16/2020	490
JPY17,237,908	USD158,366	Citibank	1/16/2020	428
ILS80,100	USD22,946	Bank of America	1/16/2020	268
EUR25,680	USD28,628	Bank of New York Mellon	1/16/2020	207
KRW12,321,400	USD10,489	Standard Chartered Bank	1/16/2020	170
JPY4,767,040	USD43,803	Bank of New York Mellon	1/16/2020	110
CHF5,200	USD5,298	Citibank	1/16/2020	81
CAD3,760	USD2,855	JPMorgan Chase	1/16/2020	41
USD6,950	GBP5,279	Barclays Bank PLC	1/16/2020	(46)
USD10,942	GBP8,310	HSBC Bank	1/16/2020	(71)

Capital World Bond Fund	11

Forward currency contracts (continued)

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 12/31/2019 (000)
USD10,053	EUR9,018	Bank of New York Mellon	1/16/2020	$(73)
USD33,875	ILS117,650	UBS AG	1/16/2020	(221)
USD40,684	MXN779,600	Citibank	1/16/2020	(448)
EUR114,615	NOK1,161,100	Bank of America	1/16/2020	(3,570)
JPY7,262,720	USD66,445	Barclays Bank PLC	1/17/2020	462
EUR47,680	USD53,334	Bank of America	1/17/2020	206
EUR33,980	USD38,014	Citibank	1/17/2020	142
EUR17,100	USD19,143	Standard Chartered Bank	1/17/2020	59
USD2,056	CNH14,390	Standard Chartered Bank	1/17/2020	(11)
USD5,595	EUR5,000	Barclays Bank PLC	1/17/2020	(19)
USD100,929	EUR90,190	Barclays Bank PLC	1/17/2020	(347)
AUD112,700	USD77,715	Citibank	1/21/2020	1,416
MXN702,574	USD36,931	Standard Chartered Bank	1/21/2020	106
USD42,772	MXN812,080	UBS AG	1/21/2020	(39)
USD26,533	MYR109,940	HSBC Bank	1/21/2020	(325)
GBP29,000	USD38,784	Standard Chartered Bank	1/21/2020	(346)
JPY10,175,720	USD93,109	Goldman Sachs	1/23/2020	665
EUR58,344	USD65,267	Citibank	1/23/2020	275
USD19,129	INR1,360,800	HSBC Bank	1/23/2020	109
USD19,547	MXN371,200	UBS AG	1/23/2020	(15)
USD17,685	CNH123,800	JPMorgan Chase	1/23/2020	(91)
USD60,483	CNH423,850	UBS AG	1/23/2020	(376)
USD205,340	EUR183,561	Citibank	1/23/2020	(864)
USD9,642	COP32,040,000	Citibank	1/24/2020	(96)
USD39,350	AUD57,330	Citibank	1/24/2020	(907)
EUR282,163	USD314,565	Standard Chartered Bank	1/27/2020	2,486
JPY2,404,970	USD22,014	Standard Chartered Bank	1/27/2020	154
USD2,347	CAD3,077	Bank of New York Mellon	1/27/2020	(22)
USD2,615	EUR2,355	JPMorgan Chase	1/27/2020	(31)
USD3,109	EUR2,800	JPMorgan Chase	1/27/2020	(37)
USD5,778	BRL23,600	JPMorgan Chase	1/27/2020	(84)
USD142,147	EUR127,458	JPMorgan Chase	1/27/2020	(1,070)
USD5,286	IDR74,142,490	JPMorgan Chase	1/28/2020	(41)
EUR27,650	USD30,875	Standard Chartered Bank	1/30/2020	200
USD1,472	CLP1,103,150	JPMorgan Chase	2/6/2020	5
CLP2,210,080	USD2,990	Goldman Sachs	2/6/2020	(49)
CNH297,700	USD42,065	Standard Chartered Bank	2/10/2020	662
CNH122,300	USD17,356	Standard Chartered Bank	2/10/2020	197
USD21,011	CNH148,200	HSBC Bank	2/10/2020	(259)
USD115,719	CNH827,150	Standard Chartered Bank	2/10/2020	(2,996)
USD2,794	EUR2,510	JPMorgan Chase	2/25/2020	(32)
USD36,209	MXN717,270	JPMorgan Chase	3/4/2020	(1,366)
EUR154,890	USD173,471	HSBC Bank	3/17/2020	1,113
EUR14,410	USD16,155	Standard Chartered Bank	3/17/2020	87
EUR6,000	USD6,721	Citibank	3/18/2020	42
NOK24,015	CAD3,500	JPMorgan Chase	3/18/2020	40
CZK230,387	EUR9,000	Citibank	3/18/2020	20
SEK20,907	EUR2,000	JPMorgan Chase	3/18/2020	(14)
USD5,284	NZD8,000	Bank of America	3/18/2020	(107)
USD6,196	AUD9,000	Bank of America	3/18/2020	(132)
USD1,065	EUR910	JPMorgan Chase	3/20/2020	39
USD23,221	EUR20,095	Bank of America	3/26/2020	558
EUR12,895	USD14,436	HSBC Bank	3/26/2020	107
USD2,099	EUR1,815	JPMorgan Chase	3/26/2020	52
USD261	BRL1,100	JPMorgan Chase	3/31/2020	(12)
USD10,092	BRL40,000	JPMorgan Chase	4/1/2020	188
USD2,844	BRL11,600	JPMorgan Chase	4/1/2020	(28)
USD4,329	BRL17,700	JPMorgan Chase	4/1/2020	(53)
USD20,378	BRL83,000	JPMorgan Chase	4/1/2020	(172)
USD99,956	BRL411,800	JPMorgan Chase	4/1/2020	(2,000)
USD6,556	EUR5,839	Standard Chartered Bank	6/12/2020	(62)
				$(5,811)

12	Capital World Bond Fund

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)		Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 12/31/2019 (000)
1.555%	U.S. EFFR	1/29/2020		$314,400	$1	$—	$1
1.538%	U.S. EFFR	1/29/2020		307,700	(3)	—	(3)
1.5365%	U.S. EFFR	1/29/2020		207,500	(3)	—	(3)
1.535%	U.S. EFFR	1/29/2020		217,600	(3)	—	(3)
U.S. EFFR	1.558%	3/18/2020		535,000	4	—	4
U.S. EFFR	1.56%	3/18/2020		535,000	3	—	3
1.5435%	U.S. EFFR	4/29/2020		624,700	(7)	—	(7)
1.535%	U.S. EFFR	4/29/2020		625,300	(13)	—	(13)
2.354%	U.S. EFFR	2/8/2021		23,500	209	—	209
2.103%	U.S. EFFR	3/28/2021		35,000	233	—	233
3-month USD-LIBOR	2.312%	5/23/2021		35,000	(287)	—	(287)
1.5055%	3-month USD-LIBOR	8/19/2021		25,000	(78)	—	(78)
3-month CZK-PRIBOR	2.00%	10/22/2021	CZK	1,000,000	84	—	84
0.385%	6-month HUF-BUBOR	10/22/2021	HUF	10,000,000	(40)	—	(40)
1.355%	U.S. EFFR	10/24/2021		$6,600	(11)	—	(11)
1.339%	U.S. EFFR	10/24/2021		12,000	(24)	—	(24)
1.332%	U.S. EFFR	11/4/2021		17,000	(35)	—	(35)
1.71375%	3-month Canada BA	6/3/2022	C$	50,000	(266)	—	(266)
3-month USD-LIBOR	1.8805%	6/5/2022		$67,000	(331)	—	(331)
1.426%	3-month NZD-BBR-FRA	6/6/2022	NZ$	50,000	122	—	122
3-month USD-LIBOR	1.8402%	6/6/2022		$33,000	(132)	—	(132)
1.956%	3-month Canada BA	12/11/2022	C$	19,000	(25)	—	(25)
1.2482%	3-month NZD-BBR-FRA	12/13/2022	NZ$	22,000	(24)	—	(24)
1.1308%	6-month GBP-LIBOR	1/11/2023		£26,600	323	—	323
(0.279)%	3-month EURIBOR	10/24/2023		€45,000	(86)	—	(86)
3-month USD-LIBOR	2.18075%	3/29/2024		$9,100	(179)	—	(179)
3-month USD-LIBOR	2.194%	3/29/2024		9,200	(186)	—	(186)
3-month USD-LIBOR	2.21875%	3/29/2024		9,700	(206)	—	(206)
3-month USD-LIBOR	2.221%	4/1/2024		9,000	(192)	—	(192)
3-month USD-LIBOR	1.7935%	7/12/2024		14,600	(51)	—	(51)
(0.0955)%	6-month EURIBOR	7/22/2024		€347,700	(839)	—	(839)
(0.1262)%	6-month EURIBOR	7/25/2024		18,220	(57)	—	(57)
(0.1667)%	6-month EURIBOR	7/29/2024		36,560	(150)	—	(150)
(0.356)%	6-month EURIBOR	8/9/2024		330,000	(2,812)	—	(2,812)
1.3798%	6-month GBP-LIBOR	1/11/2028		£18,350	782	—	782
0.37855%	6-month JPY-LIBOR	10/12/2028		¥4,200,000	934	—	934
U.S. EFFR	2.398%	2/8/2029		$5,000	(329)	—	(329)
3-month USD-LIBOR	2.3665%	3/27/2029		7,700	(332)	—	(332)
3-month USD-LIBOR	1.412%	8/19/2029		3,700	154	—	154
6-month HUF-BUBOR	1.36%	10/22/2029	HUF	2,000,000	106	—	106
6-month HUF-BUBOR	1.39%	11/11/2029		12,410,000	563	—	563
6-month PLN-WIBOR	1.90%	11/12/2029	PLN	163,600	(135)	—	(135)
6-month PLN-WIBOR	1.88%	11/20/2029		163,280	(56)	—	(56)
1.5598%	6-month GBP-LIBOR	1/11/2038		£10,700	1,049	—	1,049
3-month USD-LIBOR	2.0105%	12/18/2049		$16,600	313	—	313
						$—	$(2,012)

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront receipts (000)	Unrealized appreciation at 12/31/2019 (000)
1.00%/Quarterly	CDX.NA.IG.33	12/20/2024	$859,360	$22,280	$17,484	$4,796

Capital World Bond Fund	13

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Step bond; coupon rate may change at a later date.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,201,261,000, which represented 8.37% of the net assets of the fund.
[5]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $47,260,000, which represented .33% of the net assets of the fund.
[7]	Rate represents the seven-day yield at 12/31/2019.
[8]	Notional amount is calculated based on the number of contracts and notional contract size.
[9]	Value is calculated based on the notional amount and current market price.
[10]	Amount less than one thousand.

Key to abbreviations and symbols

AUD = Australian dollars

BA = Banker’s acceptances

BBR = Bank Base Rate

BRL = Brazilian reais

BUBOR = Budapest Interbank Offered Rate

CAD/C$ = Canadian dollars

CHF = Swiss francs

CLP = Chilean pesos

CNH/CNY = Chinese yuan renminbi

COP = Colombian pesos

CZK = Czech korunas

DKr = Danish kroner

EFFR = Effective Federal Funds Rate

EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate

FRA = Forward Rate Agreement

GBP/£ = British pounds

HUF = Hungarian forints

IDR = Indonesian rupiah

ILS = Israeli shekels

INR = Indian rupees

JPY/¥ = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

MYR = Malaysian ringgits

NOK/NKr = Norwegian kroner

NZD/NZ$ = New Zealand dollars

PLN = Polish zloty

PRIBOR = Prague Interbank Offered Rate

RON = Romanian leu

SEK = Swedish kronor

THB = Thai baht

USD/$ = U.S. dollars

WIBOR = Warsaw Interbank Offer Rate

ZAR = South African rand

See notes to financial statements.

14	Capital World Bond Fund

Financial statements

Statement of assets and liabilities
at December 31, 2019	(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $13,909,334)		$14,254,606
Cash		1,485
Cash denominated in currencies other than U.S. dollars (cost: $4,729)		4,489
Unrealized appreciation on open forward currency contracts		23,767
Receivables for:
Sales of investments	$65,270
Sales of fund’s shares	20,593
Dividends and interest	121,173
Closed forward currency contracts	3,495
Variation margin on futures contracts	964
Variation margin on swap contracts	1,600
Other	1,292	214,387
		14,498,734
Liabilities:
Unrealized depreciation on open forward currency contracts		29,578
Payables for:
Purchases of investments	99,986
Repurchases of fund’s shares	8,680
Investment advisory services	5,217
Services provided by related parties	2,486
Trustees’ deferred compensation	224
Closed forward currency contracts	1,069
Variation margin on futures contracts	1,341
Variation margin on swap contracts	1,995
Other	2,009	123,007
Net assets at December 31, 2019		$14,346,149

Net assets consist of:
Capital paid in on shares of beneficial interest		$14,075,471
Total distributable earnings		270,678
Net assets at December 31, 2019		$14,346,149

See notes to financial statements.

Capital World Bond Fund	15

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (708,508 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$5,668,347	279,786		$20.26
Class C	177,839	8,932		19.91
Class T	11	—	*	20.26
Class F-1	209,144	10,348		20.21
Class F-2	932,250	46,083		20.23
Class F-3	2,246,283	110,958		20.24
Class 529-A	299,331	14,732		20.32
Class 529-C	55,296	2,755		20.07
Class 529-E	14,171	702		20.18
Class 529-T	11	1		20.26
Class 529-F-1	39,963	1,980		20.19
Class R-1	7,244	361		20.05
Class R-2	109,329	5,458		20.03
Class R-2E	7,109	352		20.21
Class R-3	138,236	6,834		20.23
Class R-4	88,366	4,364		20.25
Class R-5E	7,757	383		20.23
Class R-5	51,947	2,562		20.27
Class R-6	4,293,515	211,917		20.26

*	Amount less than one thousand.

See notes to financial statements.

16	Capital World Bond Fund

Statement of operations
for the year ended December 31, 2019	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $2,163)	$427,416
Dividends	10,073	$437,489
Fees and expenses*:
Investment advisory services	60,191
Distribution services	20,193
Transfer agent services	15,785
Administrative services	4,399
Reports to shareholders	1,026
Registration statement and prospectus	580
Trustees’ compensation	102
Auditing and legal	199
Custodian	1,439
Other	423	104,337
Net investment income		333,152

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of non-U.S. taxes of $1,245)	155,894
Futures contracts	69,067
Forward currency contracts	(24,389)
Swap contracts	9,953
Currency transactions	(13,561)	196,964
Net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of non-U.S. taxes of $1,402)	584,606
Futures contracts	(21,746)
Forward currency contracts	(45,028)
Swap contracts	1,802
Currency translations	1,027	520,661
Net realized gain and unrealized appreciation		717,625

Net increase in net assets resulting from operations		$1,050,777

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Statements of changes in net assets
(dollars in thousands)

	Year ended December 31,
	2019	2018
Operations:
Net investment income	$333,152	$317,102
Net realized gain (loss)	196,964	(192,356)
Net unrealized appreciation (depreciation)	520,661	(317,025)
Net increase (decrease) in net assets resulting from operations	1,050,777	(192,279)

Distributions paid to shareholders	(343,762)	(301,665)

Net capital share transactions	474,218	939,832

Total increase in net assets	1,181,233	445,888

Net assets:
Beginning of year	13,164,916	12,719,028
End of year	$14,346,149	$13,164,916

See notes to financial statements.

Capital World Bond Fund	17

Notes to financial statements

1. Organization

Capital World Bond Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, nondiversified management investment company. The fund seeks to provide, over the long term, a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

18	Capital World Bond Fund

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Capital World Bond Fund	19

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2019 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$2,616,140	$—	$2,616,140
Japanese yen	—	1,865,008	—	1,865,008
Chinese yuan renminbi	—	446,052	—	446,052
British pounds	—	280,412	—	280,412
Malaysian ringgits	—	268,369	—	268,369
Brazilian reais	—	205,422	—	205,422
Indian rupees	—	195,942	—	195,942
Canadian dollars	—	192,656	—	192,656
South African rand	—	190,516	—	190,516
Mexican pesos	—	178,346	—	178,346
U.S. dollars	—	5,920,853	2,954	5,923,807
Other	—	974,346	—	974,346
Convertible bonds	—	40	—	40
Convertible stocks	—	—	2,741	2,741
Common stocks	5,023	836	11	5,870
Rights & warrants	—	—	650	650
Short-term securities	580,187	328,102	—	908,289
Total	$585,210	$13,663,040	$6,356	$14,254,606

20	Capital World Bond Fund

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,213	$—	$—	$2,213
Unrealized appreciation on open forward currency contracts	—	23,767	—	23,767
Unrealized appreciation on interest rate swaps	—	4,880	—	4,880
Unrealized appreciation on credit default swaps	—	4,796	—	4,796
Liabilities:
Unrealized depreciation on futures contracts	(8,317)	—	—	(8,317)
Unrealized depreciation on open forward currency contracts	—	(29,578)	—	(29,578)
Unrealized depreciation on interest rate swaps	—	(6,892)	—	(6,892)
Total	$(6,104)	$(3,027)	$—	$(9,131)

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality

Capital World Bond Fund	21

debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the securities of a small

22	Capital World Bond Fund

number of issuers, if it were to do so, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. Securities deposited as initial margin, if any, are disclosed in the investment portfolio and cash deposited as initial margin, if any, is reflected as cash pledged for futures contracts in the fund’s statement of assets and liabilities.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $2,932,541,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $4,338,049,000.

Capital World Bond Fund	23

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $4,355,683,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the CDSI, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations. The average month-end notional amount of credit default swaps while held was $498,007,000.

24	Capital World Bond Fund

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the year ended, December 31, 2019 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$2,213	Unrealized depreciation*	$8,317
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	23,767	Unrealized depreciation on open forward currency contracts	29,578
Forward currency	Currency	Receivables for closed forward currency contracts	3,495	Payables for closed forward currency contracts	1,069
Swap	Interest	Unrealized appreciation*	4,880	Unrealized depreciation*	6,892
Swap	Credit	Unrealized appreciation*	4,796	Unrealized depreciation*	—
			$39,151		$45,856

		Net realized gain (loss)		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$69,067	Net unrealized depreciation on futures contracts	$(21,746)
Forward currency	Currency	Net realized loss on forward currency contracts	(24,389)	Net unrealized depreciation on forward currency contracts	(45,028)
Swap	Interest	Net realized gain on swap contracts	5,603	Net unrealized depreciation on swap contracts	(2,994)
Swap	Credit	Net realized gain on swap contracts	4,350	Net unrealized appreciation on swap contracts	4,796
			$54,631		$(64,972)

*	Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund participates in a collateral program that calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For futures contracts, interest rate swaps and credit default swaps, the program calls for the fund to pledge collateral for initial and variation margin by contract. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

Capital World Bond Fund	25

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of December 31, 2019, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America	$1,465	$(1,465)	$—	$—	$—
Bank of New York Mellon	1,393	(504)	—	—	889
Barclays Bank PLC	1,217	(562)	(473)	—	182
Citibank	3,758	(3,758)	—	—	—
Goldman Sachs	1,754	(1,754)	—	—	—
HSBC Bank	3,460	(2,633)	(730)	—	97
JPMorgan Chase	4,503	(4,503)	—	—	—
Morgan Stanley	5,280	(719)	—	(4,561)	—
Standard Chartered Bank	4,297	(3,700)	—	—	597
UBS AG	135	(135)	—	—	—
Total	$27,262	$(19,733)	$(1,203)	$(4,561)	$1,765
Liabilities:
Bank of America	$5,132	$(1,465)	$(3,667)	$—	$—
Bank of New York Mellon	504	(504)	—	—	—
Barclays Bank PLC	562	(562)	—	—	—
Citibank	4,888	(3,758)	(1,130)	—	—
Goldman Sachs	3,046	(1,754)	(1,292)	—	—
HSBC Bank	2,633	(2,633)	—	—	—
JPMorgan Chase	8,809	(4,503)	(3,953)	—	353
Morgan Stanley	719	(719)	—	—	—
Standard Chartered Bank	3,700	(3,700)	—	—	—
UBS AG	654	(135)	—	—	519
Total	$30,647	$(19,733)	$(10,042)	$—	$872

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2019, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are

26	Capital World Bond Fund

distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

During the year ended December 31, 2019, the fund reclassified $1,729,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting. The fund also utilized capital loss carryforward of $165,129,000.

As of December 31, 2019, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	$3,623
Undistributed long-term capital gain	6,687
Late year ordinary loss deferral*	(36,207)
Gross unrealized appreciation on investments	550,798
Gross unrealized depreciation on investments	(218,225)
Net unrealized appreciation on investments	332,573
Cost of investments	13,895,418

*	This deferral is considered incurred in the subsequent year.

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Year ended December 31, 2019						Year ended December 31, 2018
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class A	$116,029		$11,877		$127,906		$121,053		$—	$121,053
Class C	2,528		380		2,908		3,108		—	3,108
Class T	—	*	—	*	—	*	—	*	—	—	*
Class F-1	4,500		442		4,942		5,384		—	5,384
Class F-2	25,824		1,930		27,754		29,371		—	29,371
Class F-3	53,911		4,684		58,595		49,980		—	49,980
Class 529-A	6,004		628		6,632		6,215		—	6,215
Class 529-C	766		118		884		942		—	942
Class 529-E	270		30		300		289		—	289
Class 529-T	—	*	—	*	—	*	—	*	—	—	*
Class 529-F-1	900		84		984		877		—	877
Class R-1	100		16		116		108		—	108
Class R-2	1,588		234		1,822		1,707		—	1,707
Class R-2E	108		15		123		78		—	78
Class R-3	2,544		292		2,836		2,571		—	2,571
Class R-4	1,925		187		2,112		2,171		—	2,171
Class R-5E	144		16		160		53		—	53
Class R-5	1,688		110		1,798		1,999		—	1,999
Class R-6	95,063		8,827		103,890		75,759		—	75,759
Total	$313,892		$29,870		$343,762		$301,665		$—	$301,665

*	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.570% on the first $1 billion of daily net assets and decreasing to 0.360% on such assets in excess of $15 billion. For the year ended December 31, 2019, the investment advisory services fee was $60,191,000, which was equivalent to an annualized rate of 0.435% of average daily net assets.

Capital World Bond Fund	27

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of December 31, 2019, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of the fund. Prior to July 1, 2019, Class A shares paid CRMC an administrative services fee at the annual rate of 0.01% of daily net assets and all other share classes paid a fee at the annual rate of 0.05% of their respective daily net assets. The fund’s board of trustees authorized the fund to pay CRMC effective July 1, 2019, an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund (which could increase as noted above) for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. Effective January 1, 2020, the quarterly fee will be amended to a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

28	Capital World Bond Fund

For the year ended December 31, 2019, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$14,467	$11,502		$1,134		Not applicable
Class C	1,929	401		79		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	553	411		89		Not applicable
Class F-2	Not applicable	1,485		465		Not applicable
Class F-3	Not applicable	381		851		Not applicable
Class 529-A	708	559		119		$196
Class 529-C	606	119		25		41
Class 529-E	71	12		6		10
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	74		16		26
Class R-1	73	12		3		Not applicable
Class R-2	839	413		45		Not applicable
Class R-2E	36	14		2		Not applicable
Class R-3	686	229		55		Not applicable
Class R-4	225	99		36		Not applicable
Class R-5E	Not applicable	9		2		Not applicable
Class R-5	Not applicable	43		29		Not applicable
Class R-6	Not applicable	22		1,443		Not applicable
Total class-specific expenses	$20,193	$15,785		$4,399		$273

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $102,000 in the fund’s statement of operations reflects $77,000 in current fees (either paid in cash or deferred) and a net increase of $25,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund may purchase securities from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended December 31, 2019.

Capital World Bond Fund	29

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class A	$579,023	28,965	$126,446		6,285		$(822,413)	(41,185)	$(116,944)	(5,935)
Class C	19,661	1,002	2,884		146		(64,973)	(3,314)	(42,428)	(2,166)
Class T	—	—	—		—		—	—	—	—
Class F-1	38,903	1,954	4,842		242		(84,085)	(4,229)	(40,340)	(2,033)
Class F-2	356,498	17,910	27,246		1,358		(737,878)	(36,501)	(354,134)	(17,233)
Class F-3	487,865	24,423	57,536		2,862		(443,245)	(22,231)	102,156	5,054
Class 529-A	42,049	2,099	6,629		329		(57,179)	(2,848)	(8,501)	(420)
Class 529-C	7,507	381	884		44		(23,725)	(1,200)	(15,334)	(775)
Class 529-E	1,885	94	299		15		(3,501)	(176)	(1,317)	(67)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	7,712	387	984		49		(8,846)	(443)	(150)	(7)
Class R-1	1,611	81	115		5		(2,391)	(121)	(665)	(35)
Class R-2	22,261	1,130	1,822		91		(33,610)	(1,706)	(9,527)	(485)
Class R-2E	2,666	134	123		6		(969)	(49)	1,820	91
Class R-3	31,834	1,600	2,832		141		(35,166)	(1,762)	(500)	(21)
Class R-4	18,762	939	2,111		105		(28,276)	(1,419)	(7,403)	(375)
Class R-5E	5,602	282	159		8		(1,571)	(79)	4,190	211
Class R-5	15,292	768	1,798		89		(45,527)	(2,257)	(28,437)	(1,400)
Class R-6	1,023,439	51,203	103,889		5,164		(135,596)	(6,764)	991,732	49,603
Total net increase (decrease)	$2,662,570	133,352	$340,599		16,939		$(2,528,951)	(126,284)	$474,218	24,007

Year ended December 31, 2018

Class A	$747,340	37,853	$119,462		6,146		$(1,017,945)	(52,101)	$(151,143)	(8,102)
Class C	27,448	1,409	3,077		161		(91,350)	(4,729)	(60,825)	(3,159)
Class T	—	—	—		—		—	—	—	—
Class F-1	71,018	3,612	5,278		272		(113,999)	(5,809)	(37,703)	(1,925)
Class F-2	546,351	27,782	28,956		1,493		(340,337)	(17,463)	234,970	11,812
Class F-3	627,727	31,966	48,583		2,504		(336,770)	(17,283)	339,540	17,187
Class 529-A	47,529	2,406	6,212		319		(61,997)	(3,163)	(8,256)	(438)
Class 529-C	10,838	556	942		49		(25,999)	(1,340)	(14,219)	(735)
Class 529-E	2,482	126	289		15		(2,872)	(147)	(101)	(6)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	10,222	524	877		45		(9,173)	(471)	1,926	98
Class R-1	1,946	100	107		6		(2,681)	(137)	(628)	(31)
Class R-2	29,979	1,540	1,706		89		(40,469)	(2,083)	(8,784)	(454)
Class R-2E	2,872	146	78		4		(1,521)	(77)	1,429	73
Class R-3	37,851	1,922	2,566		132		(44,455)	(2,272)	(4,038)	(218)
Class R-4	34,086	1,716	2,169		112		(56,260)	(2,853)	(20,005)	(1,025)
Class R-5E	3,583	182	53		3		(271)	(14)	3,365	171
Class R-5	21,150	1,071	1,999		103		(28,023)	(1,429)	(4,874)	(255)
Class R-6	735,114	37,339	75,722		3,901		(141,658)	(7,259)	669,178	33,981
Total net increase (decrease)	$2,957,536	150,250	$298,076		15,354		$(2,315,780)	(118,630)	$939,832	46,974

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $18,246,366,000 and $17,981,034,000, respectively, during the year ended December 31, 2019.

30	Capital World Bond Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends, distributions and return of capital
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class A:
12/31/2019	$19.25	$0.44	$1.03	$1.47	$(0.39)	$(0.07)	$—	$(0.46)	$20.26	7.66%	$5,669		0.94%		0.94%		2.22%
12/31/2018	19.97	0.44	(0.74)	(0.30)	(0.42)	—	—	(0.42)	19.25	(1.53)	5,499		0.94		0.94		2.25
12/31/2017	18.96	0.42	0.95	1.37	(0.14)	—	(0.22)	(0.36)	19.97	7.26	5,867		0.96		0.96		2.13
12/31/2016[5,6]	20.51	0.10	(1.42)	(1.32)	(0.12)	(0.07)	(0.04)	(0.23)	18.96	(6.51)[7]	5,824		0.24	[7]	0.24	[7]	0.52	[7]
9/30/2016	19.21	0.38	1.15	1.53	(0.23)	—	—	(0.23)	20.51	8.08	6,494		0.94		0.94		1.94
9/30/2015	20.49	0.39	(1.20)	(0.81)	(0.19)	(0.28)	—	(0.47)	19.21	(4.05)	6,393		0.93		0.93		1.99
Class C:
12/31/2019	18.92	0.29	1.01	1.30	(0.24)	(0.07)	—	(0.31)	19.91	6.87	178		1.69		1.69		1.47
12/31/2018	19.63	0.28	(0.73)	(0.45)	(0.26)	—	—	(0.26)	18.92	(2.30)	210		1.72		1.72		1.46
12/31/2017	18.64	0.26	0.93	1.19	(0.08)	—	(0.12)	(0.20)	19.63	6.41	280		1.75		1.75		1.34
12/31/2016[5,6]	20.13	0.06	(1.40)	(1.34)	(0.06)	(0.07)	(0.02)	(0.15)	18.64	(6.72)[7]	337		0.44	[7]	0.44	[7]	0.32	[7]
9/30/2016	18.88	0.22	1.12	1.34	(0.09)	—	—	(0.09)	20.13	7.19	390		1.74		1.74		1.14
9/30/2015	20.18	0.23	(1.19)	(0.96)	(0.06)	(0.28)	—	(0.34)	18.88	(4.80)	431		1.73		1.73		1.19
Class T:
12/31/2019	19.25	0.49	1.03	1.52	(0.44)	(0.07)	—	(0.51)	20.26	7.93 [8]	—	[9]	0.69	[8]	0.69	[8]	2.44	[8]
12/31/2018	19.97	0.49	(0.75)	(0.26)	(0.46)	—	—	(0.46)	19.25	(1.32)[8]	—	[9]	0.72	[8]	0.72	[8]	2.48	[8]
12/31/2017[5,10]	19.32	0.35	0.60	0.95	(0.12)	—	(0.18)	(0.30)	19.97	4.95 [7,8]	—	[9]	0.73	[8,11]	0.73	[8,11]	2.37	[8,11]
Class F-1:
12/31/2019	19.20	0.45	1.02	1.47	(0.39)	(0.07)	—	(0.46)	20.21	7.68	209		0.93		0.93		2.24
12/31/2018	19.92	0.44	(0.74)	(0.30)	(0.42)	—	—	(0.42)	19.20	(1.53)	238		0.93		0.93		2.25
12/31/2017	18.92	0.43	0.94	1.37	(0.15)	—	(0.22)	(0.37)	19.92	7.28	285		0.91		0.91		2.18
12/31/2016[5,6]	20.46	0.10	(1.41)	(1.31)	(0.12)	(0.07)	(0.04)	(0.23)	18.92	(6.47)[7]	322		0.22	[7]	0.22	[7]	0.53	[7]
9/30/2016	19.09	0.38	1.13	1.51	(0.14)	—	—	(0.14)	20.46	8.01	368		0.94		0.94		1.98
9/30/2015	20.37	0.40	(1.21)	(0.81)	(0.19)	(0.28)	—	(0.47)	19.09	(4.05)	2,106		0.91		0.91		2.03
Class F-2:
12/31/2019	19.22	0.51	1.02	1.53	(0.45)	(0.07)	—	(0.52)	20.23	8.00	932		0.63		0.63		2.57
12/31/2018	19.94	0.51	(0.75)	(0.24)	(0.48)	—	—	(0.48)	19.22	(1.19)	1,217		0.60		0.60		2.59
12/31/2017	18.93	0.47	0.95	1.42	(0.16)	—	(0.25)	(0.41)	19.94	7.54	1,027		0.67		0.67		2.41
12/31/2016[5,6]	20.49	0.12	(1.42)	(1.30)	(0.14)	(0.07)	(0.05)	(0.26)	18.93	(6.42)[7]	1,933		0.16	[7]	0.16	[7]	0.60	[7]
9/30/2016	19.20	0.44	1.14	1.58	(0.29)	—	—	(0.29)	20.49	8.37	1,876		0.65		0.65		2.21
9/30/2015	20.48	0.45	(1.21)	(0.76)	(0.24)	(0.28)	—	(0.52)	19.20	(3.77)	811		0.65		0.65		2.28
Class F-3:
12/31/2019	19.23	0.53	1.03	1.56	(0.48)	(0.07)	—	(0.55)	20.24	8.12	2,246		0.52		0.52		2.64
12/31/2018	19.95	0.52	(0.75)	(0.23)	(0.49)	—	—	(0.49)	19.23	(1.13)	2,037		0.54		0.54		2.65
12/31/2017[5,12]	19.08	0.48	0.83	1.31	(0.17)	—	(0.27)	(0.44)	19.95	6.94 [7]	1,770		0.55	[11]	0.55	[11]	2.58	[11]
Class 529-A:
12/31/2019	19.30	0.44	1.03	1.47	(0.38)	(0.07)	—	(0.45)	20.32	7.64	299		0.99		0.99		2.17
12/31/2018	20.02	0.43	(0.75)	(0.32)	(0.40)	—	—	(0.40)	19.30	(1.59)	292		1.01		1.01		2.18
12/31/2017	19.01	0.41	0.95	1.36	(0.14)	—	(0.21)	(0.35)	20.02	7.18	312		1.02		1.02		2.07
12/31/2016[5,6]	20.57	0.10	(1.44)	(1.34)	(0.11)	(0.07)	(0.04)	(0.22)	19.01	(6.53)[7]	289		0.26	[7]	0.26	[7]	0.50	[7]
9/30/2016	19.26	0.37	1.15	1.52	(0.21)	—	—	(0.21)	20.57	7.95	314		1.03		1.03		1.85
9/30/2015	20.54	0.38	(1.21)	(0.83)	(0.17)	(0.28)	—	(0.45)	19.26	(4.12)	315		1.02		1.02		1.91

See end of table for footnotes.

Capital World Bond Fund	31

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends, distributions and return of capital
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
12/31/2019	$19.07	$0.28	$1.02	$1.30	$(0.23)	$(0.07)	$—	$(0.30)	$20.07	6.81%	$55		1.73%		1.73%		1.44%
12/31/2018	19.78	0.28	(0.74)	(0.46)	(0.25)	—	—	(0.25)	19.07	(2.32)	67		1.76		1.76		1.43
12/31/2017	18.77	0.25	0.94	1.19	(0.07)	—	(0.11)	(0.18)	19.78	6.38	84		1.80		1.80		1.30
12/31/2016[5,6]	20.27	0.06	(1.41)	(1.35)	(0.06)	(0.07)	(0.02)	(0.15)	18.77	(6.74)[7]	109		0.45	[7]	0.45	[7]	0.31	[7]
9/30/2016	19.00	0.21	1.14	1.35	(0.08)	—	—	(0.08)	20.27	7.19	122		1.80		1.80		1.08
9/30/2015	20.32	0.22	(1.20)	(0.98)	(0.06)	(0.28)	—	(0.34)	19.00	(4.91)	128		1.79		1.79		1.14
Class 529-E:
12/31/2019	19.18	0.40	1.02	1.42	(0.35)	(0.07)	—	(0.42)	20.18	7.42	14		1.14		1.14		2.02
12/31/2018	19.90	0.39	(0.74)	(0.35)	(0.37)	—	—	(0.37)	19.18	(1.76)	15		1.17		1.17		2.02
12/31/2017	18.89	0.37	0.95	1.32	(0.12)	—	(0.19)	(0.31)	19.90	7.04	15		1.19		1.19		1.90
12/31/2016[5,6]	20.43	0.09	(1.42)	(1.33)	(0.10)	(0.07)	(0.04)	(0.21)	18.89	(6.59)[7]	15		0.30	[7]	0.30	[7]	0.46	[7]
9/30/2016	19.14	0.33	1.14	1.47	(0.18)	—	—	(0.18)	20.43	7.77	17		1.21		1.21		1.68
9/30/2015	20.41	0.34	(1.20)	(0.86)	(0.13)	(0.28)	—	(0.41)	19.14	(4.29)	16		1.21		1.21		1.72
Class 529-T:
12/31/2019	19.25	0.48	1.03	1.51	(0.43)	(0.07)	—	(0.50)	20.26	7.87 [8]	—	[9]	0.76	[8]	0.76	[8]	2.40	[8]
12/31/2018	19.97	0.48	(0.75)	(0.27)	(0.45)	—	—	(0.45)	19.25	(1.36)[8]	—	[9]	0.76	[8]	0.76	[8]	2.43	[8]
12/31/2017[5,10]	19.32	0.34	0.61	0.95	(0.12)	—	(0.18)	(0.30)	19.97	4.91 [7,8]	—	[9]	0.78	[8,11]	0.78	[8,11]	2.33	[8,11]
Class 529-F-1:
12/31/2019	19.18	0.48	1.03	1.51	(0.43)	(0.07)	—	(0.50)	20.19	7.90	40		0.75		0.75		2.41
12/31/2018	19.90	0.47	(0.74)	(0.27)	(0.45)	—	—	(0.45)	19.18	(1.36)	38		0.77		0.77		2.42
12/31/2017	18.90	0.45	0.94	1.39	(0.15)	—	(0.24)	(0.39)	19.90	7.41	38		0.80		0.80		2.30
12/31/2016[5,6]	20.46	0.11	(1.42)	(1.31)	(0.13)	(0.07)	(0.05)	(0.25)	18.90	(6.45)[7]	35		0.20	[7]	0.20	[7]	0.56	[7]
9/30/2016	19.16	0.41	1.15	1.56	(0.26)	—	—	(0.26)	20.46	8.18	39		0.81		0.81		2.08
9/30/2015	20.44	0.42	(1.20)	(0.78)	(0.22)	(0.28)	—	(0.50)	19.16	(3.92)	42		0.79		0.79		2.14
Class R-1:
12/31/2019	19.05	0.30	1.02	1.32	(0.25)	(0.07)	—	(0.32)	20.05	6.92	7		1.65		1.65		1.50
12/31/2018	19.77	0.29	(0.74)	(0.45)	(0.27)	—	—	(0.27)	19.05	(2.26)	8		1.67		1.67		1.52
12/31/2017	18.77	0.27	0.94	1.21	(0.08)	—	(0.13)	(0.21)	19.77	6.49	9		1.68		1.68		1.41
12/31/2016[5,6]	20.27	0.07	(1.41)	(1.34)	(0.07)	(0.07)	(0.02)	(0.16)	18.77	(6.69)[7]	11		0.42	[7]	0.42	[7]	0.34	[7]
9/30/2016	19.01	0.23	1.13	1.36	(0.10)	—	—	(0.10)	20.27	7.24	12		1.68		1.68		1.20
9/30/2015	20.31	0.25	(1.20)	(0.95)	(0.07)	(0.28)	—	(0.35)	19.01	(4.74)	14		1.66		1.66		1.26
Class R-2:
12/31/2019	19.04	0.30	1.02	1.32	(0.26)	(0.07)	—	(0.33)	20.03	6.93	109		1.62		1.62		1.54
12/31/2018	19.75	0.30	(0.73)	(0.43)	(0.28)	—	—	(0.28)	19.04	(2.18)	113		1.64		1.64		1.55
12/31/2017	18.76	0.28	0.94	1.22	(0.09)	—	(0.14)	(0.23)	19.75	6.50	126		1.65		1.65		1.44
12/31/2016[5,6]	20.27	0.07	(1.42)	(1.35)	(0.06)	(0.07)	(0.03)	(0.16)	18.76	(6.71)[7]	133		0.42	[7]	0.42	[7]	0.34	[7]
9/30/2016	19.00	0.23	1.14	1.37	(0.10)	—	—	(0.10)	20.27	7.26	148		1.70		1.70		1.18
9/30/2015	20.30	0.24	(1.20)	(0.96)	(0.06)	(0.28)	—	(0.34)	19.00	(4.78)	149		1.70		1.70		1.23
Class R-2E:
12/31/2019	19.20	0.36	1.04	1.40	(0.32)	(0.07)	—	(0.39)	20.21	7.30	7		1.33		1.33		1.82
12/31/2018	19.93	0.36	(0.76)	(0.40)	(0.33)	—	—	(0.33)	19.20	(1.99)	5		1.36		1.36		1.84
12/31/2017	18.93	0.34	0.95	1.29	(0.12)	—	(0.17)	(0.29)	19.93	6.81	4		1.37		1.37		1.74
12/31/2016[5,6]	20.47	0.08	(1.42)	(1.34)	(0.09)	(0.07)	(0.04)	(0.20)	18.93	(6.57)[7]	2		0.34	[7]	0.34	[7]	0.42	[7]
9/30/2016	19.20	0.30	1.18	1.48	(0.21)	—	—	(0.21)	20.47	7.75	1		1.33		1.33		1.53
9/30/2015	20.50	0.42	(1.21)	(0.79)	(0.23)	(0.28)	—	(0.51)	19.20	(3.94)[8]	—	[9]	0.78	[8]	0.78	[8]	2.13	[8]

32	Capital World Bond Fund

		Income (loss) from investment operations[1]			Dividends, distributions and return of capital
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class R-3:
12/31/2019	$19.22	$0.40	$1.03	$1.43	$(0.35)	$(0.07)	$—	$(0.42)	$20.23	7.44%	$138		1.17%		1.17%		1.99%
12/31/2018	19.94	0.39	(0.74)	(0.35)	(0.37)	—	—	(0.37)	19.22	(1.78)	132		1.19		1.19		2.00
12/31/2017	18.93	0.37	0.95	1.32	(0.12)	—	(0.19)	(0.31)	19.94	7.01	141		1.20		1.20		1.89
12/31/2016[5,6]	20.47	0.09	(1.42)	(1.33)	(0.10)	(0.07)	(0.04)	(0.21)	18.93	(6.58)[7]	140		0.29	[7]	0.29	[7]	0.47	[7]
9/30/2016	19.17	0.32	1.15	1.47	(0.17)	—	—	(0.17)	20.47	7.78	151		1.23		1.23		1.65
9/30/2015	20.45	0.34	(1.21)	(0.87)	(0.13)	(0.28)	—	(0.41)	19.17	(4.34)	151		1.22		1.22		1.71
Class R-4:
12/31/2019	19.23	0.46	1.04	1.50	(0.41)	(0.07)	—	(0.48)	20.25	7.81	89		0.86		0.86		2.30
12/31/2018	19.95	0.45	(0.74)	(0.29)	(0.43)	—	—	(0.43)	19.23	(1.48)	91		0.88		0.88		2.30
12/31/2017	18.95	0.43	0.94	1.37	(0.15)	—	(0.22)	(0.37)	19.95	7.28	115		0.89		0.89		2.20
12/31/2016[5,6]	20.50	0.11	(1.42)	(1.31)	(0.12)	(0.07)	(0.05)	(0.24)	18.95	(6.48)[7]	107		0.22	[7]	0.22	[7]	0.54	[7]
9/30/2016	19.21	0.39	1.14	1.53	(0.24)	—	—	(0.24)	20.50	8.09	118		0.90		0.90		1.98
9/30/2015	20.48	0.40	(1.20)	(0.80)	(0.19)	(0.28)	—	(0.47)	19.21	(3.96)	100		0.88		0.88		2.05
Class R-5E:
12/31/2019	19.22	0.50	1.03	1.53	(0.45)	(0.07)	—	(0.52)	20.23	7.98	8		0.66		0.66		2.48
12/31/2018	19.94	0.50	(0.75)	(0.25)	(0.47)	—	—	(0.47)	19.22	(1.24)	3		0.67		0.67		2.58
12/31/2017	18.94	0.46	0.94	1.40	(0.16)	—	(0.24)	(0.40)	19.94	7.41	—	[9]	0.74		0.72		2.33
12/31/2016[5,6]	20.50	0.11	(1.42)	(1.31)	(0.13)	(0.07)	(0.05)	(0.25)	18.94	(6.45)[7]	—	[9]	0.19	[7]	0.19	[7]	0.56	[7]
9/30/2016[5,13]	19.02	0.36	1.37	1.73	(0.25)	—	—	(0.25)	20.50	9.21 [7]	—	[9]	0.72	[11]	0.72	[11]	2.12	[11]
Class R-5:
12/31/2019	19.26	0.52	1.03	1.55	(0.47)	(0.07)	—	(0.54)	20.27	8.06	52		0.56		0.56		2.61
12/31/2018	19.98	0.51	(0.74)	(0.23)	(0.49)	—	—	(0.49)	19.26	(1.17)	76		0.58		0.58		2.61
12/31/2017	18.97	0.49	0.95	1.44	(0.17)	—	(0.26)	(0.43)	19.98	7.65	84		0.59		0.59		2.50
12/31/2016[5,6]	20.54	0.12	(1.42)	(1.30)	(0.15)	(0.07)	(0.05)	(0.27)	18.97	(6.42)[7]	76		0.14	[7]	0.14	[7]	0.62	[7]
9/30/2016	19.24	0.45	1.15	1.60	(0.30)	—	—	(0.30)	20.54	8.45	79		0.59		0.59		2.29
9/30/2015	20.52	0.47	(1.22)	(0.75)	(0.25)	(0.28)	—	(0.53)	19.24	(3.71)	152		0.58		0.58		2.35
Class R-6:
12/31/2019	19.25	0.53	1.03	1.56	(0.48)	(0.07)	—	(0.55)	20.26	8.14	4,294		0.50		0.50		2.65
12/31/2018	19.97	0.52	(0.74)	(0.22)	(0.50)	—	—	(0.50)	19.25	(1.11)	3,124		0.52		0.52		2.67
12/31/2017	18.96	0.50	0.95	1.45	(0.17)	—	(0.27)	(0.44)	19.97	7.72	2,562		0.54		0.54		2.56
12/31/2016[5,6]	20.54	0.12	(1.43)	(1.31)	(0.14)	(0.07)	(0.06)	(0.27)	18.96	(6.43)[7]	2,602		0.14	[7]	0.14	[7]	0.62	[7]
9/30/2016	19.24	0.46	1.15	1.61	(0.31)	—	—	(0.31)	20.54	8.51	2,483		0.53		0.53		2.35
9/30/2015	20.52	0.48	(1.22)	(0.74)	(0.26)	(0.28)	—	(0.54)	19.24	(3.66)	1,783		0.53		0.53		2.42

	Year ended December 31,			Three months ended December 31,	Year ended September 30,
Portfolio turnover rate for all share classes[14,15]	2019	2018	2017	2016[5,7,8]	2016	2015
Excluding mortgage dollar roll transactions	120%	99%	95%	15%	91%	106%
Including mortgage dollar roll transactions	163%	128%	111%	19%	138%	185%

Capital World Bond Fund	33

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the periods shown, CRMC reimbursed a portion of the fund’s transfer agent services fees for certain share classes.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	In 2016, the fund changed its fiscal year-end from September to December.
[7]	Not annualized.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class T and 529-T shares began investment operations on April 7, 2017.
[11]	Annualized.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Class R-5E shares began investment operations on November 20, 2015.
[14]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[15]	Refer to Note 5 for more information on mortgage dollar rolls.

See notes to financial statements.

34	Capital World Bond Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Capital World Bond Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Capital World Bond Fund (the “Fund”), including the investment portfolio and the summary investment portfolio, as of December 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, the three months ended December 31, 2016, and for each of the two years in the period ended September 30, 2016, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, the three months ended December 31, 2016, and for each of the two years in the period ended September 30, 2016, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

The financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California

February 13, 2020

We have served as the auditor of one or more American Funds investment companies since 1956.

Capital World Bond Fund

Part C

Other Information

Item 28.	Exhibits for Registration Statement (1940 Act No. 811-05104 and 1933 Act. No. 033-12447)

(a)	Articles of Incorporation – Certificate of Trust dated 8/20/09 – previously filed (see P/E Amendment No. 36 filed 11/30/10); and Amended and Restated Agreement and Declaration of Trust dated 9/13/17 – previously filed (see P/E Amendment No. 59 filed 2/28/18)

(b)	By-laws – Amended and Restated By-laws effective 8/29/18 – previously filed (see P/E Amendment No. 61 filed 2/28/19)

(c)	Instruments Defining Rights of Security Holders – Form of Share Certificate – previously filed (see P/E Amendment No. 21 filed 3/14/01)

(d)	Investment Advisory Contracts – Amended Investment Advisory and Service Agreement dated 4/1/11 – previously filed (see P/E Amendment No. 37 filed 11/30/11)

(e-1)	Underwriting Contracts – Form of Selling Group Agreement – previously filed (see P/E Amendment No. 59 filed 2/28/18); Form of Bank/Trust Company Selling Group Agreement – previously filed (see P/E Amendment No. 59 filed 2/28/18); Form of Class F Share Participation Agreement – previously filed (see P/E Amendment No. 59 filed 2/28/18); and Form of Bank/Trust Company Participation Agreement for Class F Shares – previously filed (see P/E Amendment No. 59 filed 2/28/18)

(e-2)	Form of Amended and Restated Principal Underwriting Agreement effective 10/30/20

(f)	Bonus or Profit Sharing Contracts – Deferred Compensation Plan effective 1/1/20 – previously filed (see P/E Amendment No. 63 filed 2/28/20)

(g)	Custodian Agreements – Global Custody Agreement dated 12/21/06 – previously filed (see P/E Amendment No. 30 filed 11/30/07); and Form of Amendment to Global Custody Agreement effective 7/1/15 – previously filed (see P/E Amendment No. 47 filed 10/30/15)

(h-1)	Other Material Contracts – Form of Indemnification Agreement – previously filed (see P/E Amendment No. 36 filed 11/30/10); and Form of Agreement and Plan of Reorganization dated 8/24/09 – previously filed (see P/E Amendment No. 36 filed 11/30/10)

(h-2)	Form of Amended and Restated Shareholder Services Agreement effective 10/30/20; and Form of Amended and Restated Administrative Services Agreement effective 10/30/20

(i-1)	Legal Opinion – Legal Opinion – previously filed (see P/E Amendment No. 36 filed 11/30/10; P/E Amendment No. 43 filed 8/28/14; P/E Amendment No. 47 filed 10/30/15; P/E Amendment No. 53 filed 12/29/16; and P/E Amendment No. 57 filed 4/6/17)

(i-2)	Legal Opinion

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)	Omitted Financial Statements – None

(l)	Initial Capital Agreements – previously filed (see P/E Amendment No. 15 filed 12/30/97)

(m)	Rule 12b-1 Plan – Forms of Plans of Distribution for Class A, C, F-1, 529-A, 529-C, 529-E, 529-F-1, R-1, R-2, R-3 and R-4 shares dated 12/1/10 – previously filed (see P/E Amendment No. 36 filed 11/30/10); Form of Plan of Distribution for Class R-2E shares dated 8/29/14 – previously filed (see P/E Amendment No. 43 filed 8/28/14); and Plans of Distribution for Class T Shares and Class 529-T Shares dated 4/7/17 – previously filed (see P/E Amendment No. 59 filed 2/28/18)

(n)	Rule 18f-3 Plan – Amended and Restated Multiple Class Plan effective 6/30/20

(o)	Reserved

(p)	Codes of Ethics – Code of Ethics for The Capital Group Companies dated October 2020 and Code of Ethics for Registrant

Item 29.	Persons Controlled by or Under Common Control with the Fund

None

Item 30.	Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article 8 of the Registrant’s Declaration of Trust as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the

U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 31.	Business and Other Connections of the Investment Adviser

None

Item 32.	Principal Underwriters

(a)        American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, American Balanced Fund, American Funds College Target Date Series, American Funds Corporate Bond Fund, American Funds Developing World Growth and Income Fund, American Funds Emerging Markets Bond Fund, American Funds Fundamental Investors, American Funds Global Balanced Fund, American Funds Global Insight Fund, The American Funds Income Series, American Funds Inflation Linked Bond Fund, American Funds International Vantage Fund, American Funds Multi-Sector Income Fund, American Funds Mortgage Fund, American Funds Portfolio Series, American Funds Retirement Income Portfolio Series, American Funds Short-Term Tax-Exempt Bond Fund, American Funds Strategic Bond Fund, American Funds Target Date Retirement Series, American Funds Tax-Exempt Fund of New York, The American Funds Tax-Exempt Series II, American Funds U.S. Government Money Market Fund, American High-Income Municipal Bond Fund, American High-Income Trust, American Mutual Fund, The Bond Fund of America, Capital Income Builder, Capital Group Private Client Services Funds, Capital Group U.S. Equity Fund, Capital World Bond Fund, Capital World Growth and Income Fund, Emerging Markets Growth Fund, Inc., EuroPacific Growth Fund, The Growth Fund of America, The Income Fund of America, Intermediate Bond Fund of America, International Growth and Income Fund, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, New World Fund, Inc., Short-Term Bond Fund of America, SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America and Washington Mutual Investors Fund

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
LAO	Albert Aguilar, Jr.	Assistant Vice President	None
LAO	C. Thomas Akin II	Regional Vice President	None
LAO	Colleen M. Ambrose	Vice President	None
LAO	Christopher S. Anast	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	William C. Anderson	Director, Senior Vice President and Chief Compliance Officer	None
LAO	Dion T. Angelopoulos	Assistant Vice President	None
LAO	Luis F. Arocha	Regional Vice President	None
LAO	Keith D. Ashley	Regional Vice President	None
LAO	Julie A. Asher	Assistant Vice President	None
LAO	Curtis A. Baker	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	T. Patrick Bardsley	Vice President	None
SNO	Mark C. Barile	Assistant Vice President	None
LAO	Shakeel A. Barkat	Senior Vice President	None
LAO	Antonio M. Bass	Regional Vice President	None
LAO	Brett A. Beach	Assistant Vice President	None
LAO	Katherine A. Beattie	Senior Vice President	None
LAO	Scott G. Beckerman	Vice President	None
LAO	Bethann Beiermeister	Regional Vice President	None
LAO	Jeb M. Bent	Vice President	None
LAO	Matthew D. Benton	Vice President	None

LAO	Jerry R. Berg	Vice President	None
LAO	Joseph W. Best, Jr.	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Roger J. Bianco, Jr.	Senior Vice President	None
LAO	Ryan M. Bickle	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Peter D. Bjork	Regional Vice President	None
SNO	Nasaly Blake	Assistant Vice President	None
DCO	Bryan K. Blankenship	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Marek Blaskovic	Vice President	None
LAO	Matthew C. Bloemer	Regional Vice President	None
LAO	Jeffrey E. Blum	Regional Vice President	None
LAO	Gerard M. Bockstie, Jr.	Senior Vice President	None
LAO	Jon T. Boldt	Regional Vice President	None
LAO	Jill M. Boudreau	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Andre W. Bouvier	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Michael A. Bowman	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jordan C. Bowers	Regional Vice President	None
LAO	David H. Bradin	Vice President	None

LAO	William P. Brady	Senior Vice President	None
LAO	William G. Bridge	Vice President	None
IND	Robert W. Brinkman	Assistant Vice President	None
LAO	Jeffrey R. Brooks	Vice President	None
LAO	Kevin G. Broulette	Vice President, Capital Group Institutional Investment Services Division	None
LAO	E. Chapman Brown, Jr.	Vice President	None
LAO	Toni L. Brown	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Elizabeth S. Brownlow	Assistant Vice President	None
IND	Jennifer A. Bruce	Assistant Vice President	None
LAO	Gary D. Bryce	Vice President	None
LAO	Ronan J. Burke	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Jennifer L. Butler	Assistant Vice President	None
LAO	Steven Calabria	Senior Vice President	None
LAO	Thomas E. Callahan	Senior Vice President	None
LAO	Matthew S. Cameron	Regional Vice President	None
LAO	Anthony J. Camilleri	Vice President	None
LAO	Kelly V. Campbell	Senior Vice President	None
LAO	Anthon S. Cannon III	Vice President	None
LAO	Kevin J. Carevic	Regional Vice President	None
LAO	Jason S. Carlough	Vice President	None

LAO	Kim R. Carney	Senior Vice President	None
LAO	Damian F. Carroll	Senior Vice President	None
IND	Gisele L. Carter	Assistant Vice President	None
LAO	James D. Carter	Senior Vice President	None
LAO	Stephen L. Caruthers	Senior Vice President, Capital Group Institutional Investment Services Division	None
SFO	James G. Carville	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Philip L. Casciano	Vice President	None
LAO	Brian C. Casey	Senior Vice President	None
LAO	Christopher M. Cefalo	Vice President	None
LAO	Joseph M. Cella	Regional Vice President	None
LAO	Kent W. Chan	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Thomas M. Charon	Senior Vice President	None
LAO	Ibrahim Chaudry	Vice President, Capital Group Institutional Investment Services Division	None
SNO	Marcus L. Chaves	Assistant Vice President	None
LAO	Daniel A. Chodosch	Vice President	None
LAO	Wellington Choi	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Andrew T. Christos	Vice President	None
LAO	Paul A. Cieslik	Senior Vice President	None

IND	G. Michael Cisternino	Vice President	None
LAO	Andrew R. Claeson	Vice President	None
LAO	Michael J. Clark	Regional Vice President	None
IND	David A. Clase	Vice President	None
LAO	Jamie A. Claypool	Regional Vice President	None
LAO	Kyle R. Coffey	Regional Vice President	None
IND	Timothy J. Colvin	Regional Vice President	None
SNO	Brandon J Cone	Assistant Vice President	None
LAO	Christopher M. Conwell	Vice President	None
LAO	C. Jeffrey Cook	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Greggory J. Cowan	Regional Vice President	None
LAO	Joseph G. Cronin	Senior Vice President	None
IND	Jill R. Cross	Vice President	None
LAO	D. Erick Crowdus	Senior Vice President	None
SNO	Zachary A. Cutkomp	Regional Vice President	None
LAO	Hanh M. Dao	Vice President	None
LAO	Alex L. DaPron	Regional Vice President	None
LAO	William F. Daugherty	Senior Vice President	None
SNO	Bradley C. Davis	Assistant Vice President	None
LAO	Scott T. Davis	Vice President	None
LAO	Shane L. Davis	Vice President	None
LAO	Peter J. Deavan	Senior Vice President	None

LAO	Kristofer J. DeBonville	Regional Vice President	None
LAO	Guy E. Decker	Senior Vice President	None
LAO	Daniel Delianedis	Senior Vice President	None
LAO	Mark A. Dence	Senior Vice President	None
SNO	Brian M. Derrico	Vice President	None
LAO	Stephen Deschenes	Senior Vice President	None
LAO	Alexander J. Diorio	Regional Vice President	None
LAO	Mario P. DiVito	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Kevin F. Dolan	Senior Vice President	None
LAO	John H. Donovan IV	Vice President	None
LAO	Ronald Q. Dottin	Vice President
LAO	John J. Doyle	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Ryan T. Doyle	Vice President	None
SNO	Melissa A. Dreyer	Assistant Vice President	None
LAO	Craig Duglin	Senior Vice President	None
LAO	Alan J. Dumas	Vice President	None
SNO	Bryan K. Dunham	Vice President	None
LAO	Sean P. Durkin	Regional Vice President	None
LAO	John E. Dwyer IV	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Karyn B. Dzurisin	Vice President	None

LAO	Kevin C. Easley	Senior Vice President	None
LAO	Damian Eckstein	Vice President	None
LAO	Matthew J. Eisenhardt	Senior Vice President	None
LAO	Timothy L. Ellis	Senior Vice President	None
LAO	John A. Erickson	Assistant Vice President	None
LAO	Riley O. Etheridge, Jr.	Senior Vice President	None
LAO	E. Luke Farrell	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Bryan R. Favilla	Regional Vice President	None
LAO	Joseph M. Fazio	Regional Vice President	None
LAO	Mark A. Ferraro	Vice President	None
LAO	Brandon J. Fetta	Assistant Vice President	None
LAO	Kevin H. Folks	Vice President	None
LAO	David R. Ford	Vice President	None
LAO	William E. Ford	Vice President	None
IRV	Robert S. Forshee	Assistant Vice President	None
LAO	Steven M. Fox	Vice President	None
LAO	Daniel Frick	Senior Vice President	None
LAO	Tyler L. Furek	Regional Vice President	None
SNO	Arturo V. Garcia, Jr.	Vice President	None
LAO	J. Gregory Garrett	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Edward S. Garza	Regional Vice President	None

LAO	Brian K. Geiger	Vice President	None
LAO	Leslie B. Geller	Vice President	None
LAO	Jacob M. Gerber	Vice President, Capital Group Institutional Investment Services Division	None
LAO	J. Christopher Gies	Senior Vice President	None
LAO	Pamela A. Gillett	Regional Vice President	None
LAO	William F. Gilmartin	Vice President	None
LAO	Kathleen D. Golden	Regional Vice President	None
NYO	Joshua H. Gordon	Assistant Vice President, Capital Group Institutional Investment Services Division	None
CHO	Claudette A. Grant	Vice President, Capital Group Institutional Investment Services Division	None
SNO	Craig B. Gray	Assistant Vice President	None
LAO	Robert E. Greeley, Jr.	Vice President	None
LAO	Jameson R. Greenstone	Vice President	None
LAO	Jeffrey J. Greiner	Senior Vice President	None
LAO	Eric M. Grey	Senior Vice President	None
LAO	Karen M. Griffin	Assistant Vice President	None
LAO	E. Renee Grimm	Senior Vice President	None
LAO	Scott A. Grouten	Vice President	None
SNO	Virginia Guevara	Assistant Vice President	None
IRV	Steven Guida	Senior Vice President	None
LAO	Sam S. Gumma	Vice President	None

LAO	Jan S. Gunderson	Senior Vice President	None
SNO	Lori L. Guy	Regional Vice President	None
LAO	Ralph E. Haberli	Senior Vice President; Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Janna C. Hahn	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Paul B. Hammond	Senior Vice President	None
LAO	Philip E. Haning	Vice President	None
LAO	Dale K. Hanks	Vice President, Capital Group Institutional Investment Services Division	None
LAO	David R. Hanna	Vice President	None
LAO	Brandon S. Hansen	Vice President	None
LAO	Julie O. Hansen	Vice President	None
LAO	John R. Harley	Senior Vice President	None
LAO	Calvin L. Harrelson III	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Robert J. Hartig, Jr.	Senior Vice President	None
LAO	Craig W. Hartigan	Senior Vice President	None
LAO	Alan M. Heaton	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Clifford W. “Webb” Heidinger	Vice President	None
LAO	Brock A. Hillman	Vice President, Capital Group Institutional Investment Services Division	None

IND	Kristin S. Himsel	Vice President	None
LAO	Jennifer M. Hoang	Vice President	None
LAO	Dennis L. Hooper	Regional Vice President	None
LAO	Jessica K. Hooyenga	Regional Vice President	None
LAO	Heidi B. Horwitz-Marcus	Senior Vice President	None
LAO	David R. Hreha	Vice President	None
LAO	Frederic J. Huber	Senior Vice President	None
LAO	David K. Hummelberg	Director, Executive Vice President, Chief Operating Officer and Chief Financial Officer	None
LAO	Jeffrey K. Hunkins	Vice President	None
LAO	Angelia G. Hunter	Senior Vice President	None
LAO	Christa M. Iacono	Assistant Vice President	None
LAO	Marc G. Ialeggio	Senior Vice President	None
IND	David K. Jacocks	Vice President	None
LAO	Maurice E. Jadah	Regional Vice President	None
LAO	W. Chris Jenkins	Senior Vice President	None
LAO	Daniel J. Jess II	Vice President	None
IND	Jameel S. Jiwani	Regional Vice President	None
LAO	Brendan M. Jonland	Vice President	None
LAO	Kathryn H. Jordan	Regional Vice President	None
LAO	David G. Jordt	Vice President	None
LAO	Stephen T. Joyce	Senior Vice President, Capital Group Institutional Investment Services Division	None

LAO	Wassan M. Kasey	Vice President	None
LAO	John P. Keating	Senior Vice President	None
LAO	David B. Keib	Vice President	None
LAO	Brian G. Kelly	Senior Vice President	None
LAO	Christopher J. Kennedy	Vice President	None
LAO	Jason A. Kerr	Vice President	None
LAO	Ryan C. Kidwell	Senior Vice President	None
LAO	Nora A. Kilaghbian	Vice President	None
IRV	Michael C. Kim	Vice President	None
LAO	Charles A. King	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Mark Kistler	Senior Vice President	None
LAO	Stephen J. Knutson	Assistant Vice President	None
LAO	Michael J. Koch	Regional Vice President	None
LAO	James M. Kreider	Vice President	None
LAO	Andrew M. Kruger	Regional Vice President	None
SNO	David D. Kuncho	Vice President	None
LAO	Richard M. Lang	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Christopher F. Lanzafame	Senior Vice President	None
LAO	Andrew P. Laskowski	Vice President	None
LAO	Matthew N. Leeper	Senior Vice President	None
LAO	Clay M. Leveritt	Vice President	None

LAO	Estela R. Levin	Senior Vice President	None
LAO	Lorin E. Liesy	Senior Vice President	None
IND	Justin L. Linder	Assistant Vice President	None
LAO	Louis K. Linquata	Senior Vice President	None
LAO	Heather M. Lord	Senior Vice President	None
LAO	Reid A. Luna	Vice President, Capital Group Institutional Investment Services Division	None
CHO	Karin A. Lystad	Assistant Vice President, Capital Group Institutional Investment Services Division	None
LAO	Peter K. Maddox	Regional Vice President	None
LAO	James M. Maher	Vice President	None
LAO	Brendan T. Mahoney	Senior Vice President	None
LAO	Nathan G. Mains	Vice President	None
LAO	Jeffrey N. Malbasa	Regional Vice President	None
LAO	Usma A. Malik	Vice President	None
LAO	Brooke M. Marrujo	Senior Vice President	None
LAO	Kristan N. Martin	Regional Vice President	None
CHO	James M. Mathenge	Assistant Vice President, Capital Group Institutional Investment Services Division	None
LAO	Stephen B. May	Vice President	None
LAO	Joseph A. McCreesh, III	Senior Vice President	None
LAO	Ross M. McDonald	Senior Vice President	None
LAO	Timothy W. McHale	Secretary	None
SNO	Michael J. McLaughlin	Assistant Vice President	None

LAO	Max J. McQuiston	Vice President	None
LAO	Curtis D. Mc Reynolds	Vice President	None
LAO	Scott M. Meade	Senior Vice President	None
LAO	Paulino Medina	Regional Vice President	None
LAO	Christopher J. Meek	Regional Vice President	None
LAO	Britney L. Melvin	Vice President	None
LAO	Simon Mendelson	Senior Vice President	None
LAO	David A. Merrill	Assistant Vice President	None
LAO	Conrad F. Metzger	Regional Vice President	None
LAO	Benjamin J. Miller	Regional Vice President	None
LAO	Jennifer M. Miller	Regional Vice President	None
LAO	Jeremy A. Miller	Regional Vice President	None
LAO	Tammy H. Miller	Vice President	None
LAO	William T. Mills	Senior Vice President	None
LAO	Sean C. Minor	Senior Vice President	None
LAO	Louis W. Minora	Regional Vice President	None
LAO	James R. Mitchell III	Senior Vice President	None
LAO	Charles L. Mitsakos	Senior Vice President	None
LAO	Robert P. Moffett III	Vice President	None
IND	Eric E. Momcilovich	Assistant Vice President	None
CRDM	Christopher Moore	Assistant Vice President, Capital Group Institutional Investment Services Division	None
LAO	David H. Morrison	Vice President	None

LAO	Andrew J. Moscardini	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Joseph M. Mulcahy	Regional Vice President	None
NYO	Timothy J. Murphy	Senior Vice President	None
LAO	Christina M. Neal	Assistant Vice President	None
LAO	Jon C. Nicolazzo	Vice President	None
LAO	Earnest M. Niemi	Senior Vice President	None
LAO	William E. Noe	Senior Vice President	None
LAO	Matthew P. O’Connor	Director, Chairman and Chief Executive Officer; Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Jody L. O’Dell	Assistant Vice President	None
LAO	Jonathan H. O’Flynn	Senior Vice President	None
LAO	Arthur B. Oliver	Vice President	None
LAO	Peter A. Olsen	Vice President	None
LAO	Jeffrey A. Olson	Vice President	None
IND	Susan L. Oman	Assistant Vice President	None
LAO	Thomas A. O’Neil	Senior Vice President	None
IRV	Paula A. Orologas	Vice President	None
LAO	Vincent A. Ortega	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Gregory H. Ortman	Vice President, Capital Group Institutional Investment Services Division	None

LAO	Shawn M. O’Sullivan	Senior Vice President	None
IND	Lance T. Owens	Vice President	None
LAO	Kristina E. Page	Vice President	None
LAO	Christine M. Papa	Regional Vice President	None
LAO	Rodney Dean Parker II	Senior Vice President	None
LAO	Ingrid S. Parl	Regional Vice President	None
LAO	William D. Parsley	Regional Vice President	None
LAO	Lynn M. Patrick	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Timothy C. Patterson	Vice President	None
LAO	W. Burke Patterson, Jr.	Senior Vice President	None
LAO	Gary A. Peace	Senior Vice President	None
LAO	Robert J. Peche	Vice President	None
LAO	Harry A. Phinney	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Adam W. Phillips	Vice President	None
LAO	Joseph M. Piccolo	Vice President	None
LAO	Keith A. Piken	Senior Vice President	None
LAO	Carl S. Platou	Senior Vice President	None
LAO	David T. Polak	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Michael E. Pollgreen	Assistant Vice President	None
LAO	Charles R. Porcher	Senior Vice President	None

SNO	Robert B. Potter III	Assistant Vice President	None
LAO	Darrell W. Pounders	Regional Vice President	None
LAO	Steven J. Quagrello	Senior Vice President	None
IND	Kelly S. Quick	Assistant Vice President	None
LAO	Michael R. Quinn	Senior Vice President	None
LAO	Ryan E. Radtke	Regional Vice President	None
LAO	James R. Raker	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Sunder R. Ramkumar	Senior Vice President	None
LAO	Rachel M. Ramos	Assistant Vice President	None
LAO	Rene M. Reincke	Vice President	None
LAO	Lesley P. Reinhart	Regional Vice President	None
LAO	Michael D. Reynaert	Regional Vice President	None
LAO	Adnane Rhazzal	Regional Vice President	None
IND	Richard Rhymaun	Vice President	None
LAO	Christopher J. Richardson	Vice President	None
SNO	Stephanie A. Robichaud	Assistant Vice President	None
LAO	Jeffrey J. Robinson	Vice President	None
LAO	Matthew M. Robinson	Vice President	None
LAO	Bethany M. Rodenhuis	Senior Vice President	None
LAO	Rochelle C. Rodriguez	Senior Vice President	None
LAO	Melissa B. Roe	Senior Vice President	None

LAO	Thomas W. Rose	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Rome D. Rottura	Senior Vice President	None
LAO	Shane A. Russell	Senior Vice President	None
LAO	William M. Ryan	Senior Vice President	None
IND	Brenda S. Rynski	Regional Vice President	None
LAO	Richard A. Sabec, Jr.	Senior Vice President	None
SNO	Richard R. Salinas	Vice President	None
LAO	Paul V. Santoro	Senior Vice President	None
LAO	Raj S. Sarai	Vice President	None
LAO	Keith A. Saunders	Vice President	None
LAO	Joe D. Scarpitti	Senior Vice President	None
LAO	Michael A. Schweitzer	Senior Vice President	None
LAO	Domenic A. Sciarra	Assistant Vice President	None
LAO	Mark A. Seaman	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	James J. Sewell III	Senior Vice President	None
LAO	Arthur M. Sgroi	Senior Vice President	None
LAO	Nathan W. Simmons	Vice President	None
LAO	Connor P. Slein	Regional Vice President	None
LAO	Melissa A. Sloane	Vice President	None
CHO	Jason C. Smith	Assistant Vice President, Capital Group Institutional Investment Services Division	None

LAO	Joshua J. Smith	Regional Vice President	None
LAO	Taylor D. Smith	Regional Vice President	None
SNO	Stacy D. Smolka	Senior Vice President	None
LAO	Stephanie L. Smolka	Regional Vice President	None
LAO	J. Eric Snively	Senior Vice President	None
LAO	John A. Sobotowski	Assistant Vice President	None
LAO	Charles V. Sosa	Regional Vice President	None
LAO	Alexander T. Sotiriou	Regional Vice President	None
LAO	Kristen J. Spazafumo	Vice President	None
LAO	Margaret V. Steinbach	Vice President	None
LAO	Michael P. Stern	Senior Vice President	None
LAO	Andrew J. Strandquist	Vice President	None
LAO	Allison M. Straub	Regional Vice President	None
LAO	Valerie B. Stringer	Regional Vice President	None
LAO	John R. Sulzicki	Regional Vice President	None
LAO	Peter D. Thatch	Senior Vice President	None
LAO	John B. Thomas	Vice President	None
LAO	Cynthia M. Thompson	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Scott E. Thompson	Assistant Vice President	None
HRO	Stephen B. Thompson	Regional Vice President	None
LAO	Mark R. Threlfall	Vice President	None
LAO	Ryan D. Tiernan	Senior Vice President	None

LAO	Emily R. Tillman	Vice President	None
LAO	Russell W. Tipper	Senior Vice President	None
LAO	Luke N. Trammell	Senior Vice President	None
LAO	Jordan A. Trevino	Vice President	None
LAO	Michael J. Triessl	Director	None
LAO	Shaun C. Tucker	Senior Vice President	None
LAO	Kate M. Turner	Regional Vice President	None
IND	Ryan C. Tyson	Assistant Vice President	None
LAO	Jason A. Uberti	Vice President	None
LAO	David E. Unanue	Senior Vice President	None
LAO	John W. Urbanski	Regional Vice President	None
LAO	Idoya Urrutia	Vice President	None
LAO	Scott W. Ursin-Smith	Senior Vice President	None
LAO	Joe M. Valencia	Regional Vice President	None
LAO	Patrick D. Vance	Vice President	None
LAO	Veronica Vasquez	Assistant Vice President	None
LAO-W	Gerrit Veerman III	Senior Vice President, Capital Group Institutional Investment Services	None
LAO	Cynthia G. Velazquez	Assistant Vice President	None
LAO	Srinkanth Vemuri	Senior Vice President	None
LAO	Spilios Venetsanopoulos	Vice President	None
LAO	J. David Viale	Senior Vice President	None

LAO	Austin J. Vierra	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Robert D. Vigneaux III	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jayakumar Vijayanathan	Senior Vice President	None
LAO	Julie A. Vogel	Regional Vice President	None
LAO	Todd R. Wagner	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jon N. Wainman	Vice President	None
ATO	Jason C. Wallace	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Sherrie S. Walling	Vice President	None
LAO	Brian M. Walsh	Senior Vice President	None
LAO	Susan O. Walton	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Chris L. Wammack	Vice President	None
LAO	Thomas E. Warren	Senior Vice President	None
LAO	George J. Wenzel	Senior Vice President	None
LAO	Jason M. Weybrecht	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Adam B. Whitehead	Vice President	None
LAO	N. Dexter Williams	Senior Vice President	None
LAO	Jonathan D. Wilson	Regional Vice President	None

LAO	Steven Wilson	Senior Vice President	None
LAO	Steven C. Wilson	Vice President	None
LAO	Kimberly D. Wood	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Kurt A. Wuestenberg	Senior Vice President	None
LAO	Jonathan A. Young	Senior Vice President	None
LAO	Jason P. Young	Senior Vice President	None
LAO	Raul Zarco, Jr.	Vice President, Capital Group Institutional Investment Services Division	None
IND	Ellen M. Zawacki	Vice President	None
LAO	Connie R. Zeender	Regional Vice President	None

__________

HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 12811 North Meridian Street, Carmel, IN 46032
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
NYO	Business Address, 630 Fifth Avenue, 36th Floor, New York, NY 10111
SFO	Business Address, One Market, Steuart Tower, Suite 2000, San Francisco, CA 94105
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c)       None

Item 33.	Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, 6455 Irvine Center Drive, Irvine, California 92618, and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 6455 Irvine Center Drive, Irvine,

California 92618; 12811 North Meridian Street, Carmel, Indiana 46032; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, New York 10017-2070.

Item 34.	Management Services

None

Item 35.	Undertakings

n/a

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 28th day of October, 2020.

CAPITAL WORLD BOND FUND

By /s/ Kristine M. Nishiyama

(Kristine M. Nishiyama, Executive Vice President)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on October 28, 2020, by the following persons in the capacities indicated.

	Signature	Title

(1)	Principal Executive Officer:
	/s/ Kristine M. Nishiyama (Kristine M. Nishiyama)	President

(2)	Principal Financial Officer and Principal Accounting Officer:
	/s/ Brian C. Janssen (Brian C. Janssen)	Treasurer

(3)	Trustees:

	William H. Baribault*	Trustee
	James G. Ellis*	Trustee
	Nariman Farvardin*	Trustee
	Michael C. Gitlin*	Trustee
	Mary Davis Holt*	Trustee
	R. Clark Hooper*	Trustee
	Merit E. Janow*	Trustee
	Margaret Spellings*	Chairman of the Board (Independent and Non-Executive)
	Alexandra Trower*	Trustee
	Paul S. Williams*	Trustee
	Karl J. Zeile*	Trustee

*By /s/ Steven I. Koszalka

(Steven I. Koszalka, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

/s/ Jae Won Chung

(Jae Won Chung, Counsel)

POWER OF ATTORNEY

I, William H. Baribault, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Laurie D. Neat Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 4th day of March, 2019.

(City, State)

/s/ William H. Baribault

William H. Baribault, Board member

POWER OF ATTORNEY

I, James G. Ellis, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Funds Global Insight Fund (File No. 333-233375, File No. 811-23468)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds International Vantage Fund (File No. 333-233374, File No. 811-23467)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Emerging Markets Total Opportunities Fund (File No. 333-176635, File No. 811-22605)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital Group U.S. Equity Fund (File No. 333-233376, File No. 811-23469)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Emerging Markets Growth Fund, Inc. (File No. 333-74995, File No. 811-04692)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Sandra Chuon Brian C. Janssen Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 8th day of November, 2019.

(City, State)

/s/ James G. Ellis

James G. Ellis, Board member

POWER OF ATTORNEY

I, Nariman Farvardin, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Laurie D. Neat Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 4th day of March, 2019.

(City, State)

/s/ Nariman Farvardin

Nariman Farvardin, Board member

POWER OF ATTORNEY

I, Michael C. Gitlin, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Laurie D. Neat Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 4th day of March, 2019.

(City, State)

/s/ Michael C. Gitlin

Michael C. Gitlin, Board member

POWER OF ATTORNEY

I, Mary Davis Holt, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Laurie D. Neat Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 4th day of March, 2019.

(City, State)

/s/ Mary Davis Holt

Mary Davis Holt, Board member

POWER OF ATTORNEY

I, R. Clark Hooper, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Laurie D. Neat Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 4th day of March, 2019.

(City, State)

/s/ R. Clark Hooper

R. Clark Hooper, Board member

POWER OF ATTORNEY

I, Merit E. Janow, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Laurie D. Neat Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 4th day of March, 2019.

(City, State)

/s/ Merit E. Janow

Merit E. Janow, Board member

POWER OF ATTORNEY

I, Margaret Spellings, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Laurie D. Neat Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 4th day of March, 2019.

(City, State)

/s/ Margaret Spellings

Margaret Spellings, Board member

POWER OF ATTORNEY

I, Alexandra Trower, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Laurie D. Neat Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 4th day of March, 2019.

(City, State)

/s/ Alexandra Trower

Alexandra Trower, Board member

POWER OF ATTORNEY

I, Paul S. Williams, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Sandra Chuon Brian C. Janssen Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Chicago, IL this 2nd day of January, 2020.

(City, State)

/s/ Paul S. Williams

Paul S. Williams, Board member

POWER OF ATTORNEY

I, Karl J. Zeile, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Laurie D. Neat Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 4th day of March, 2019.

(City, State)

/s Karl J. Zeile

Karl J. Zeile, Board member